UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03213

GARTMORE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000,

CONSHOHOCKEN PENNSYLVANIA 19428

(Address of principal executive offices) (Zip code)

ERIC E. MILLER, Esq.

1200 River Road

SUITE 1000

Conshohocken, Pennsylvania 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2006

Date of reporting period: 09/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Gartmore Variable Insurance Trust

Gartmore GVIT Nationwide Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (96.4%)
Aerospace & Defense (2.2%)
Boeing Co. (The)	152,500	$12,024,625
General Dynamics Corp.	59,500	4,264,365
Northrop Grumman Corp.	129,612	8,822,689
Raytheon Co.	143,520	6,890,395
United Technologies Corp.	81,200	5,144,020

		37,146,094

Agricultural Services (0.3%)
Archer-Daniels-Midland Co.	129,922	4,921,445

Airlines (1.3%)
AMR Corp. (b) (c)	291,490	6,745,079
Continental Airlines, Inc. Class - B (b) (c)	205,500	5,817,705
Southwest Airlines Co.	21,800	363,188
UAL Corp. (b) (c)	213,800	5,680,666
US Airways Group, Inc. (b)	77,400	3,431,142

		22,037,780

Auto Parts & Equipment (0.8%)
Autoliv, Inc. ADR - SE	87,000	4,794,570
Cummins, Inc. (c)	34,350	4,095,551
PACCAR, Inc.	85,200	4,858,104

		13,748,225

Banks (5.3%)
Bank of America Corp.	696,532	37,313,218
Bank of New York Co., Inc.	116,500	4,107,790
BB&T Corp. (c)	40,000	1,751,200
Credit Suisse Group ADR - CH (c)	35,700	2,068,815
Deutsche Bank AG (c)	14,800	1,786,360
First Horizon National Corp.	11,000	418,110
Mellon Financial Corp.	49,400	1,931,540
New York Community Bancorp, Inc. (c)	222,370	3,642,421
Northern Trust Corp.	96,750	5,653,103
PNC Bank Corp.	114,090	8,264,680
State Street Corp.	56,560	3,529,344
SunTrust Banks, Inc.	86,620	6,693,994
U.S. Bancorp	167,400	5,561,028
Wachovia Corp.	77,055	4,299,669
Zions Bancorp.	51,200	4,086,272

		91,107,544

Building & Construction (0.4%)
Centex Corp. (c)	89,190	4,693,178
D. R. Horton, Inc.	96,580	2,313,091

		7,006,269

Business Services (0.6%)
Automatic Data Processing, Inc.	42,800	2,026,152
Knoll, Inc.	194,180	3,922,436
Pitney Bowes, Inc.	12,180	540,427
Xerox Corp. (b)	296,150	4,608,094

		11,097,109

Capital Goods (1.3%)
General Electric Co.	359,515	12,690,879
Sherwin-Williams Co. (c)	84,720	4,725,682
Timken Co. (c)	155,550	4,632,279

		22,048,840

Chemicals (0.8%)
Dow Chemical Co.	184,000	7,172,320
Rohm & Haas Co.	137,650	6,517,728

		13,690,048

Computer Equipment (1.8%)
Hewlett Packard Co.	412,300	15,127,287
International Business Machines Corp.	188,194	15,420,616

		30,547,903

Computer Software & Services (7.3%)
Affiliated Computer Services, Class A (b) (c)	69,625	3,610,753
Autodesk, Inc. (b)	65,000	2,260,700
BMC Software, Inc. (b)	264,400	7,196,968
CDW Corp. (c)	45,000	2,775,600
Check Point Software Technologies Ltd. ADR – IL (b)	110,700	2,108,835
Cisco Systems, Inc. (b)	1,080,507	24,851,661
eBay, Inc. (b)	96,891	2,747,829
Factset Research Systems, Inc.	35,800	1,738,806
Google, Inc., Class A (b)	17,310	6,956,889
Intuit, Inc. (b)	50,000	1,604,500
Juniper Networks, Inc. (b)	732,500	12,657,600
Microsoft Corp.	1,212,686	33,142,708
NCR Corp. (b)	126,500	4,994,220
Oracle Corp. (b)	700,000	12,418,000
Polycom, Inc. (b) (c)	32,600	799,678
Sun Microsystems, Inc. (b)	1,254,300	6,233,871

		126,098,618

Consumer Products (3.4%)
Brunswick Corp.	84,600	2,638,674
Hasbro, Inc.	99,500	2,263,625
Mattel, Inc.	30,000	591,000
Phillips-Van Heusen Corp.	12,500	522,125
Procter & Gamble Co. (The)	461,830	28,624,223
VF Corp.	318,900	23,263,755

		57,903,402

Cruise Lines (0.2%)
Carnival Corp.	29,000	1,363,870
Royal Caribbean Cruises Ltd.	47,900	1,858,999

		3,222,869

Diversified (1.1%)
3M Co.	49,211	3,662,283
Berkshire Hathaway, Inc., Class B (b)	3,095	9,823,530
IMS Health, Inc.	176,800	4,709,952

		18,195,765

Electronics (1.6%)
Agilent Technologies, Inc. (b)	344,820	11,272,166
Amphenol Corp. - Class A	45,100	2,793,043
Arrow Electronics, Inc. (b)	232,830	6,386,527
Jabil Circuit, Inc.	97,600	2,788,432
KLA-Tencor Corp.	92,354	4,106,982

		27,347,150

Financial Services (9.7%)
Affiliated Managers Group, Inc. (b) (c)	24,000	2,402,640
Alliance Data Systems Corp. (b) (c)	59,300	3,272,767

Bear Stearns Cos., Inc.	135,018	18,916,021
CIT Group, Inc.	153,750	7,476,863
Citigroup, Inc.	197,813	9,825,372
Federated Investors, Inc., Class B	92,749	3,135,844
Goldman Sachs Group, Inc.	131,036	22,167,359
J.P. Morgan Chase & Co.	660,887	31,035,253
KKR Financial Corp. (c)	251,100	6,161,994
Legg Mason, Inc.	64,558	6,511,320
Lehman Brothers Holding, Inc.	210,550	15,551,223
Marshall & Ilsley Corp.	34,400	1,657,392
Merrill Lynch & Co., Inc.	100,100	7,829,822
Morgan Stanley	219,711	16,019,129
Morningstar, Inc. (b) (c)	27,900	1,029,510
Radian Group, Inc. (c)	43,900	2,634,000
SEI Investments Co.	26,800	1,505,892
T. Rowe Price Group, Inc.	55,700	2,665,245
UBS AG ADR – CH	74,800	4,436,388
Wells Fargo & Co.	110,400	3,994,272

		168,228,306

Food & Beverage (0.9%)
Coca-Cola Enterprises, Inc.	353,250	7,358,198
Constellation Brands, Inc. Class A (b)	39,200	1,128,176
General Mills, Inc.	121,300	6,865,580

		15,351,954

Healthcare (6.3%)
Aetna, Inc.	106,050	4,194,278
Biogen Idec, Inc. (b)	70,200	3,136,536
Bristol-Myers Squibb Co.	141,100	3,516,212
Community Health Systems, Inc. (b)	85,900	3,208,365
Coventry Health Care, Inc. (b)	105,000	5,409,600
Genzyme Corp. (b)	79,800	5,384,106
Johnson & Johnson, Inc.	577,076	37,475,314
UnitedHealth Group, Inc.	525,573	25,858,192
Wellpoint, Inc. (b)	254,350	19,597,668

		107,780,271

Insurance (6.0%)
American International Group, Inc.	218,904	14,504,579
Aspen Insurance Holdings Ltd. (c)	73,100	1,888,173
Assurant, Inc. (c)	18,597	993,266
Chubb Corp.	205,800	10,693,368
Cincinnati Financial Corp.	136,200	6,545,772
Genworth Financial, Inc. (c)	186,400	6,525,864
Hartford Financial Services Group, Inc.	136,100	11,806,675
Lincoln National Corp.	113,300	7,033,664
Manulife Financial Corp. ADR - CA	204,100	6,584,266
MetLife, Inc.	309,707	17,554,193
MGIC Investment Corp.	50,600	3,034,482
Principal Financial Group, Inc.	10,080	547,142
Prudential Financial, Inc.	127,565	9,726,831
SAFECO Corp.	101,700	5,993,181

		103,431,456

Machinery & Equipment (0.1%)
Deere & Co.	26,540	2,226,971

Manufacturing (2.5%)
Eaton Corp.	78,700	5,418,495
Illinois Tool Works, Inc.	105,800	4,750,420
Joy Global, Inc.	59,100	2,222,751
Nucor Corp.	25,100	1,242,199
Parker Hannifin Corp.	109,350	8,499,776
Phelps Dodge Corp.	253,950	21,509,565

		43,643,206

Medical (0.7%)
Abbott Laboratories	137,140	6,659,518
Fisher Scientific International, Inc. (b)	60,400	4,725,696

		11,385,214

Metals (0.2%)
Reliance Steel & Aluminum Co.	102,614	3,298,014

Mining (0.8%)
Compania De Minas Buenaventur ADR – PE (c)	54,800	1,479,600
Rio Tinto PLC ADR - UK (c)	19,690	3,733,815
Southern Copper Corp. (c)	88,192	8,157,760

		13,371,175

Multimedia (1.1%)
Discovery Holding Co. (b) (c)	75,100	1,085,946
Time Warner, Inc.	948,566	17,292,358
Viacom, Inc., Class B (b)	1	37

		18,378,341

Oil & Gas (5.8%)
ChevronTexaco Corp.	202,644	13,143,490
Conocophillips	317,414	18,895,654
Exxon Mobil Corp.	248,243	16,657,105
Marathon Oil Corp.	63,018	4,846,084
Nabors Industries Ltd. (b)	348,850	10,378,288
National-OilWell, Inc. (b)	68,990	4,039,365
Occidental Petroleum Corp.	76,556	3,683,109
ONEOK, Inc. (c)	179,300	6,775,747
Sempra Energy	330,174	16,591,244
Valero Energy	82,550	4,248,849

		99,258,935

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.	279,750	5,250,908

Pharmaceuticals (4.5%)
Amgen, Inc. (b)	260,657	18,644,795
Genentech, Inc. (b)	93,400	7,724,180
Gilead Sciences, Inc. (b)	88,800	6,100,560
Merck & Co., Inc.	205,700	8,618,830
Pfizer, Inc.	989,290	28,056,265
Wyeth	172,947	8,792,625

		77,937,255

Real Estate Investment Trusts (0.0%)
Hospitality Properties Trust	13,900	656,080

Restaurants (1.7%)
Brinker International, Inc.	24,600	986,214
California Pizza Kitchen, Inc. (b) (c)	35,000	1,047,550
Darden Restaurants, Inc.	30,400	1,291,088
McDonald’s Corp.	468,500	18,327,720
Ruby Tuesday, Inc. (c)	15,100	425,669
Sonic Corp. (b) (c)	150,000	3,391,500
Yum! Brands, Inc.	57,400	2,987,670

		28,457,411

Retail (9.3%)
Abercrombie & Fitch Co., Class A	49,000	3,404,520
AnnTaylor Stores Corp. (b)	60,000	2,511,600
Best Buy Co., Inc.	308,500	16,523,259
Circuit City Stores, Inc. (c)	338,670	8,504,004
Costco Wholesale Corp.	44,100	2,190,888
CVS Corp.	399,600	12,835,152
Dillards, Inc. Class A (c)	124,850	4,086,341

Federated Department Stores, Inc.	259,880	11,229,415
Home Depot, Inc. (The)	854,715	31,000,512
J.C. Penney Co., Inc.	61,720	4,221,031
Kroger Co.	271,494	6,282,371
Limited Brands, Inc.	136,500	3,615,885
Longs Drug Stores Corp. (c)	10,000	460,100
Lowe’s Cos., Inc.	207,200	5,814,032
Talbots, Inc. (The)	10,000	272,500
Target Corp.	183,550	10,141,138
TJX Cos., Inc.	379,030	10,624,211
Wal-Mart Stores, Inc.	133,900	6,603,948
Walgreen Co.	438,900	19,482,770

		159,803,677

Semiconductors (7.3%)
Analog Devices, Inc.	230,530	6,775,277
Applied Materials, Inc.	39,200	695,016
Avnet, Inc. (b)	133,140	2,612,207
Freescale Semiconductor, Inc. (b)	248,150	9,432,182
Intel Corp.	945,235	19,443,484
Lam Research Corp. (b)	132,459	6,004,366
Marvel Technology Group Ltd. (b) (c)	661,774	12,818,562
Maxim Integrated Products, Inc.	344,380	9,666,747
MEMC Electronic Materials, Inc. (b) (c)	57,700	2,113,551
Microchip Technology, Inc. (c)	94,000	3,047,480
Micron Technology, Inc. (b)	174,370	3,034,038
National Semiconductor Corp.	262,620	6,179,449
Novellus Systems, Inc. (b) (c)	205,000	5,670,300
QLogic Corp. (b)	103,000	1,946,700
Taiwan Semiconductor Manufacturing Co. ADR – TW (c)	543,859	5,221,046
Texas Instruments, Inc.	857,309	28,505,524
Xilinx, Inc.	134,200	2,945,690

		126,111,619

Telecommunications (4.5%)
AT&T, Inc.	454,139	14,786,766
CenturyTel, Inc.	132,700	5,264,209
Embarq Corp.	110,600	5,349,722
Harris Corp. (c)	216,460	9,630,305
Motorola, Inc.	281,510	7,037,750
QUALCOMM, Inc.	117,450	4,269,308
Qwest Communications International, Inc. (b)	462,000	4,028,640
Sprint Corp.	540,242	9,265,150
Verizon Communications	223,246	8,289,124
Vodafone Group PLC ADR - UK (c)	311,027	7,110,077
Windstream Corp.	234,900	3,098,331

		78,129,382

Tobacco (2.7%)
Altria Group, Inc.	411,511	31,501,167
Loews Corp. - Carolina Group	2,700	149,553
Reynolds American, Inc. (c)	233,524	14,471,482

		46,122,202

Transportation (2.4%)
Burlington Northern Santa Fe Corp.	122,350	8,985,384
CSX Corp.	173,100	5,682,873
Fedex Corp.	20,000	2,173,600
Norfolk Southern Corp.	126,000	5,550,300
Omega Navigation Enterprises, Inc., Class A (c)	296,360	4,555,053
United Parcel Service, Inc., Class B	196,461	14,133,405

		41,080,615

Utilities (1.2%)
American Electric Power Co., Inc.	77,900	2,833,223
Edison International	193,700	8,065,668
Exelon Corp.	61,070	3,697,178
Progress Energy, Inc.	34,000	1,542,920
TXU Corp.	85,000	5,314,200

		21,453,189

Total Common Stocks		1,657,475,242

COMMERCIAL PAPER (2.7%)
Banks (2.7%)
Countrywide Home Loans, 5.50%, 10/2/06	14,902,000	14,897,500
Liquid Funding Ltd., 5.52%, 10/2/06	32,016,000	32,011,180

Total Commercial Paper		46,908,680

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.7%)
Aegis Finance LLC Commercial Paper, 5.31%, 10/1/06	$7,964,733	7,964,733
Alliance & Leister PLC Medium Term Note, 5.32%, 10/29/07	2,500,000	2,500,000
Bank of America Bank Note, 5.31%, 11/07/06	10,900,000	10,900,000
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $47,858,960 (Collateralized by various U.S. Government Agency obligations)	47,837,493	47,837,493
Bcaintesabci Euro CD, 5.30%, 10/12/06	15,000,000	15,000,000
Citigroup Global Markets, Inc. Master Note, 5.45%, 10/06/06	20,000,000	20,000,000
GE Life & Annuity Funding Agreement, 5.43%, 10/29/07	2,000,000	2,000,000
General Electric Capital Corp. Medium Term Note, 5.39%, 12/08/06	1,000,028	1,000,028
Morgan Stanley Master Note, 5.38%, 09/25/08	1,000,000	1,000,000
Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07	1,999,511	1,999,511
Westcorp Federal Credit Union Medium Term Note, 5.38%, 09/25/08	1,000,000	1,000,000

Total Short-Term Securities Held as Collateral for Securities on Loan		115,201,765

Total Investments (Cost $1,728,675,542) (a) - 105.8%		1,819,585,687
Liabilities in excess of other assets - (5.8%)		(99,685,729)

NET ASSETS - 100.0%		$1,719,899,958

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of September 30, 2006.

ADR	American Depositary Receipt

CA	Canada

CH	Switzerland

IL	Israel

UK	United Kingdom

PE	Peru

SE	Sweden

TW	Taiwan

Gartmore Variable Insurance Trust

Gartmore GVIT Growth Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.2%)
Aerospace & Defense (2.0%)
Boeing Co.	52,660	$4,152,241

Business Services (2.7%)
Corporate Executive Board	17,080	1,535,663
Paychex, Inc.	55,400	2,041,490
Shutterfly, Inc. (b)	44,950	698,973
UAL Corp. (b)	47,360	1,258,355

		5,534,481

Capital Goods (0.8%)
Precision Castparts Corp.	26,100	1,648,476

Chemicals (1.0%)
Praxair, Inc.	34,280	2,028,005

Computer Software & Services (12.5%)
Cisco Systems, Inc. (b)	290,490	6,681,270
Citrix Systems, Inc. (b)	85,730	3,104,283
Cognizant Technology Solutions Corp. (b)	16,380	1,213,103
Commvault Systems, Inc. (b) (c)	37,100	667,800
EMC Corp. (b)	134,900	1,616,102
F5 Networks, Inc. (b) (c)	24,830	1,333,868
Hyperion Solutions Corp. (b)	46,780	1,612,974
Microsoft Corp.	156,180	4,268,399
Oracle Corp. (b)	128,150	2,273,381
Red Hat, Inc. (b) (c)	84,760	1,786,741
Riverbed Technology, Inc. (b)	38,800	756,600
Webmethods, Inc. (b)	42,600	325,890

		25,640,411

Consumer Products (3.1%)
Colgate-Palmolive Co.	60,780	3,774,438
Procter & Gamble Co.	41,810	2,591,384

		6,365,822

Drugs (7.7%)
Eli Lilly & Co.	40,570	2,312,490
Genzyme Corp. (b)	29,900	2,017,353
Gilead Sciences, Inc. (b)	53,290	3,661,023
Pharmaceutical Product Development, Inc.	39,870	1,422,960
Schering-Plough Corp.	80,410	1,776,257
Shire Pharmaceuticals Group PLC ADR - UK (c)	29,950	1,479,231
Wyeth	62,450	3,174,958

		15,844,272

Electronics (4.1%)
Emerson Electric Co.	42,810	3,590,047
Intel Corp.	130,930	2,693,230
Rockwell Collins, Inc.	38,480	2,110,243

		8,393,520

Environmental Services (0.8%)
Republic Services, Inc.	39,200	1,576,232

Financial Services (8.8%)
Blackrock, Inc. (c)	6,880	1,025,120
Capital One Financial Corp.	27,930	2,196,974
CheckFree Corp. (b) (c)	70,670	2,920,084
Chicago Mercantile Exchange	3,280	1,568,660
Franklin Resources, Inc.	14,080	1,488,960
GFI Group, Inc. (b) (c)	10,930	604,320
Goldman Sachs Group, Inc.	13,200	2,233,044
Lehman Brothers Holding, Inc.	18,300	1,351,638
State Street Corp.	33,550	2,093,520
Wachovia Corp.	44,170	2,464,686

		17,947,006

Food & Beverage (2.6%)
PepsiCo, Inc.	63,790	4,162,935
Starbucks Corp. (b)	35,100	1,195,155

		5,358,090

Healthcare (13.1%)
Amgen, Inc. (b)	43,570	3,116,562
Assurant, Inc.	19,000	1,014,790
Baxter International, Inc.	65,720	2,987,631
Cardinal Health, Inc.	26,460	1,739,480
Covance, Inc. (b) (c)	24,500	1,626,310
Home Diagnostics, Inc. (b) (c)	49,230	644,421
Johnson & Johnson	82,720	5,371,836
Lifepoint Hospitals, Inc. (b)	43,480	1,535,714
Manor Care, Inc.	33,020	1,726,286
Medcohealth Solutions, Inc. (b)	23,500	1,412,585
PSS World Medical, Inc. (b) (c)	49,700	993,503
UnitedHealth Group, Inc.	37,590	1,849,428
WellPoint, Inc. (b)	39,500	3,043,475

		27,062,021

Hotels & Casinos (1.5%)
Penn National Gaming, Inc. (b) (c)	42,220	1,541,874
WMS Industries, Inc. (b) (c)	48,900	1,428,369

		2,970,243

Hotels & Motels (1.5%)
Starwood Hotels & Resorts Worldwide	54,310	3,105,989

Manufacturing (4.3%)
Caterpillar, Inc.	22,930	1,508,794
Danaher Corp.	39,820	2,734,439
General Electric Co.	60,940	2,151,182
Thermo Electron Corp. (b)	37,970	1,493,360
WESCO International, Inc. (b) (c)	16,520	958,656

		8,846,431

Medical Products (0.5%)
Stryker Corp.	20,090	996,263

Multimedia (3.9%)
Comcast Corp., Class A (b)	53,320	1,964,842
Google, Inc. (b)	8,900	3,576,910
THQ, Inc. (b) (c)	41,910	1,222,515
Yahoo!, Inc. (b)	47,750	1,207,120

		7,971,387

Oil & Gas (2.9%)
Anadarko Petroleum Corp.	48,700	2,134,521
Denbury Resources, Inc. (b)	56,530	1,633,717
Schlumberger Ltd.	34,260	2,125,148

		5,893,386

Restaurants (1.8%)
Cheesecake Factory, Inc. (The) (b) (c)	57,700	1,568,863
Panera Bread Co. (b) (c)	36,000	2,097,000

		3,665,863

Retail (8.6%)
Abercrombie & Fitch Co.	29,500	2,049,660
Bed Bath & Beyond, Inc. (b)	27,700	1,059,802
Best Buy Co., Inc.	38,080	2,039,565
Circuit City Stores, Inc.	32,000	803,520
Coach, Inc. (b)	30,150	1,037,160
CVS Corp.	65,340	2,098,720
Gamestop Corp. (b) (c)	29,860	1,381,921
Home Depot, Inc.	58,550	2,123,608
J.C. Penney Co., Inc.	14,850	1,015,592
Lowe’s Cos., Inc.	28,820	808,689
Pacific Sunwear of California, Inc. (b)	80,000	1,206,400
Target Corp.	36,570	2,020,493

		17,645,130

Semiconductors (3.4%)
Integrated Device Technology, Inc. (b)	132,460	2,127,307
Lam Research Corp. (b)	24,500	1,110,585
Marvel Technology Group Ltd. (b)	104,450	2,023,197
Nvidia Corp. (b)	54,530	1,613,543

		6,874,632

Technology (4.6%)
Apple Computer, Inc. (b)	37,570	2,894,017
Hewlett Packard Co.	57,330	2,103,438
Intersil Holding Corp. (c)	52,600	1,291,330
Rockwell International Corp.	27,850	1,618,085
Sun Microsystems, Inc. (b)	299,100	1,486,527

		9,393,397

Telecommunications (6.0%)
ADC Telecomm. Inc. (b)	43,400	651,000
Comverse Technology, Inc. (b)	63,510	1,361,654
Corning, Inc. (b)	149,190	3,641,728
Juniper Networks, Inc. (b)	104,760	1,810,253
Motorola, Inc.	101,190	2,529,750
Qualcomm, Inc.	64,520	2,345,302

		12,339,687

Total Common Stocks		201,252,985

Commercial Papers (1.0%)
Financial Services (1.0%)
Countrywide Home Loans, 5.40%, 10/2/06	$2,016,000	2,015,395

Total Commercial Papers		2,015,395

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (10.2%)
General Electric Capital Corp. Medium Term Note, 5.39%, 12/08/06	1,000,028	1,000,028
Tango Finance Corp. Medium Term Note, 5.39%, 10/02/06	999,756	999,756
Banc Of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $19,002,646 (Collateralized by various U.S. Government Agency obligations)	18,994,122	18,994,122

Total Short-Term Securities Held As Collateral For Securities on Loan		20,993,906

Total Investments (Cost $212,506,231) (a) - 109.4%	224,262,286
Liabilities in excess of other assets - (9.4)%	(19,422,552)

NET ASSETS - 100.0%	$204,839,734

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of September 30, 2006.

ADR	American Depositary Receipt

UK	United Kingdom

Gartmore Variable Insurance Trust

Gartmore GVIT Government Bond Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
U.S. Government Sponsored and Agency Obligations (53.9%)
Agency For International Development (7.6%)
AID - Israel, 5.500%, 09/18/23	3,000,000	$3,122,547
AID - Israel, 5.500%, 12/04/23	40,500,000	42,165,320
AID - Israel, 5.500%, 04/26/24	20,000,000	20,834,940
AID - Israel, 5.130%, 11/01/24	6,000,000	5,992,038
Government Backed Trust T-1, 3.080%, 05/15/07	10,000,000	9,693,110
Government Loan Trust, 3.130%, 04/01/15	6,072,000	4,000,980

		85,808,935

Federal Farm Credit Bank (3.3%)
5.000%, 03/03/14	12,146,000	12,165,822
4.550%, 03/04/15	25,475,000	24,725,475

		36,891,297

Federal Home Loan Bank (4.4%)
4.000%, 01/23/07	25,000,000	24,898,325
2.630%, 02/16/07	17,460,000	17,288,403
5.910%, 04/07/09	6,860,000	7,019,667

		49,206,395

Federal Home Loan Mortgage Corporation (21.5%)
6.700%, 01/09/07	5,000,000	5,017,560
5.500%, 04/01/07	536,063	534,645
4.260%, 07/19/07	20,000,000	19,851,980
5.500%, 11/10/08	25,000,000	25,005,475
5.100%, 11/14/08	25,532,000	25,524,979
5.050%, 12/08/08	37,000,000	36,945,092
5.750%, 05/23/11	50,000,000	50,406,350
4.800%, 12/18/13	8,350,000	8,244,339
5.500%, 05/15/25	38,770,000	38,380,912
6.500%, 03/15/31	1,046,891	1,071,095
5.190%, 06/01/35	30,204,404	30,385,577

		241,368,004

Federal National Mortgage Association (13.1%)
3.250%, 03/29/07	17,975,000	17,797,497
5.000%, 01/23/09	25,000,000	24,930,025
5.280%, 02/27/09	35,444,000	35,425,534
4.750%, 08/02/10	50,000,000	49,394,299
8.200%, 03/10/16	10,000,000	12,402,900
6.680%, 05/01/16	3,804,768	3,971,459
3.500%, 11/25/32	2,874,395	2,665,812

		146,587,526

Housing & Urban Development (0.8%)
7.080%, 08/01/16	9,000,000	9,105,363

Overseas Private Investment Corp. (3.2%)
4.300%, 12/16/06	355,708	376,844
4.300%, 12/16/06	252,950	267,980
4.300%, 12/16/06	2,476,485	2,623,638

4.300%, 12/16/06	4,459,090	4,724,050
4.300%, 12/16/06	8,931,366	9,462,068
4.300%, 12/16/06	8,147,479	8,631,603
4.300%, 12/16/06	807,206	855,170
4.300%, 12/16/06	806,932	854,880
4.300%, 12/16/06	1,863,583	1,974,317
4.300%, 12/16/06	2,336,997	2,475,862
4.300%, 12/16/06	3,675,195	3,893,575

		36,139,987

Total U.S. Government Sponsored and Agency Obligations		605,107,507

Mortgage-Backed Securities (31.0%)
Federal Home Loan Mortgage Corporation (10.3%)
8.000%, 11/01/08	4,382	4,398
5.500%, 09/15/10	4,168,570	4,179,952
5.250%, 11/10/10	25,000,000	24,998,274
5.500%, 08/15/13	6,301,733	6,314,084
8.000%, 03/01/17	1,624	1,695
5.500%, 10/15/17	18,750,000	18,822,227
5.500%, 10/15/17	15,000,000	15,087,573
5.500%, 01/15/20	8,000,000	8,016,197
7.500%, 03/01/21	127,504	132,385
6.000%, 09/15/21	449,627	448,783
5.000%, 07/15/24	7,500,000	7,152,533
4.500%, 12/15/24	18,605,000	17,130,330
6.500%, 05/01/31	43,814	44,810
6.500%, 06/01/31	10,197	10,429
6.500%, 11/01/31	43,588	44,580
5.500%, 05/15/34	13,508,395	13,546,065

		115,934,315

Federal National Mortgage Association (19.7%)
7.320%, 09/01/07	1,291,683	1,296,209
6.500%, 07/25/08	1,168,186	1,172,951
6.000%, 08/01/08	360,007	361,812
5.700%, 01/01/09	4,502,641	4,514,867
6.000%, 03/25/09	832,029	834,135
5.000%, 09/01/09	1,484,287	1,474,383
7.410%, 04/01/10	14,131,343	15,102,789
5.500%, 09/25/11	6,215,000	6,352,880
6.620%, 06/01/16	10,783,592	11,744,523
6.000%, 09/01/17	212,157	215,461
10.500%, 11/01/17	36,008	37,611
5.500%, 12/01/17	1,847,544	1,851,647
5.600%, 09/01/18	11,250,700	11,349,144
8.000%, 03/01/22	30,372	32,066
8.000%, 06/01/23	56,054	59,233
5.000%, 07/25/23	6,000,000	5,697,277
7.000%, 08/25/23	5,421,456	5,650,635
5.000%, 02/25/24	1,810,890	1,799,111
5.500%, 04/25/24	12,486,462	12,451,983
7.500%, 03/01/26	24,069	25,039
8.500%, 04/01/28	113,334	121,309
7.000%, 09/01/28	103,972	107,330
7.000%, 12/01/28	16,060	16,568
7.000%, 02/01/30	47,362	48,837
6.430%, 02/17/30	896,969	896,633
7.000%, 02/01/31	44,739	46,102
7.000%, 08/01/31	129,184	133,000
6.500%, 07/01/32	74,912	76,565
7.000%, 07/01/32	33,267	34,240
5.001%, 09/01/34	18,145,413	18,043,036

4.710%, 04/01/35	9,663,929	9,361,988
4.739%, 04/01/35	17,023,069	16,632,029
4.823%, 05/01/35	15,230,170	14,966,780
4.900%, 05/01/35	19,721,472	19,345,559
5.262%, 05/01/35	15,611,876	15,505,522
4.917%, 07/01/35	34,979,638	34,371,959
6.310%, 08/01/36	8,492,710	9,111,491

		220,842,704

Government National Mortgage Association (0.0%)
7.000%, 04/15/09	24,174	24,518
7.500%, 06/15/23	93,056	96,901
7.500%, 09/15/23	99,483	103,594
7.500%, 11/15/30	10,671	11,107
7.000%, 07/15/31	32,549	33,618
7.000%, 03/15/32	61,203	63,205
7.000%, 04/15/32	53,503	55,254
7.000%, 02/15/33	124,812	128,920

		517,117

Veterans Administration (1.0%)
Vendee Mortgage Trust, Series 1996-2, 6.750%, 06/15/26	10,543,851	10,917,955

Total Mortgage-Backed Securities		348,212,091

U.S. Treasury Obligations (13.9%)
U.S. Treasury Bonds (13.9%)
1.880%, 07/15/15 (b)	20,000,000	20,260,699
8.880%, 02/15/19	10,000,000	13,806,250
8.130%, 08/15/19 (b)	50,000,000	65,937,500
8.500%, 02/15/20 (b)	38,000,000	51,783,892
3.880%, 04/15/29 (b)	2,830,000	4,526,517

		156,314,858

Total U.S. Treasury Obligations		156,314,858

Cash Equivalents (0.4%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $4,624,377)	4,622,355	4,622,355

Total Cash Equivalents		4,622,355

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.3%)
Bank of America Note, 5.31%, 11/07/06	2,000,000	2,000,000
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $11,235,578 (Collateralized by various U.S. Government Agency obligations)	11,230,534	11,230,534
Citigroup Global Markets Inc. Master Note, 5.45%, 10/06/06	1,000,000	1,000,000
Lafayette Assets, 5.30%, 10/13/06	13,940,454	13,940,454
Wachovia Bank NA Bank Note, 5.30%, 10/02/06	10,000,000	10,000,000

Total Short-Term Securities Held as Collateral for Securities on Loan		38,170,988

Total Investments (Cost $1,148,990,054) (a) - 102.6%	1,152,427,799
Liabilities in excess of other assets - (2.6)%	(29,330,950)

NET ASSETS - 100.0%	$1,123,096,919

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	All or part of security was on loan as of September 30, 2006.

Gartmore Variable Insurance Trust

GVIT Small Company Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.5%)
AUSTRALIA (0.8%)
Banks (0.1%)
Adelaide Bank Ltd. (c)	47,688	$456,451

Engineering (0.2%)
Downer Edi Ltd. (c)	159,857	713,716
WorleyParsons Ltd. (c)	66,242	830,034

		1,543,750

Forest Products (0.0%)
Great Southern Plantations Ltd. (c)	153,077	283,913

Manufacturing (0.0%)
Crane Group Ltd. (c)	30,233	268,694

Oil & Gas (0.0%)
Australian Pipeline Trust (c)	53,385	193,307

Pharmaceuticals (0.2%)
Symbion Health Ltd. (c)	592,685	1,506,026

Real Estate Investment Trust (0.1%)
ING Industrial Fund (c)	175,122	307,908
Tishman Speyer Office Fund (c)	336,061	595,537

		903,445

Retail (0.2%)
David Jones Ltd. (c)	441,633	1,145,326
Just Group Ltd. (c)	277,633	775,138

		1,920,464

		7,076,050

AUSTRIA (0.1%)
Machinery (0.1%)
Andritz AG (c)	3,277	501,189

Oil & Gas Equipment & Services (0.0%)
Schoeller-Blackman Oilfield Equipment AG (c)	7,466	287,257

		788,446

BELGIUM (0.2%)
Broadcasting (0.0%)
Evs Broadcast Equipment SA (c)	6,171	343,906

Metals (0.1%)
Cumerio (c)	52,900	1,106,311

Ventures Business Trust (b) (0.1%)
GMV NV (b)(c)	9,630	575,221

		2,025,438

BERMUDA (0.2%)
Commercial Services (0.2%)
Steiner Leisure Ltd. (b)(c)	38,754	1,629,606

CANADA (0.0%)
Pharmaceuticals (0.0%)
Biovail Corp. International ADR (c)	19,941	303,901

CHINA (0.5%)
Advertising (0.2%)
Focus Media Holding Ltd. ADR (b)	23,896	1,384,057

Auto Manufacturers (0.0%)
Avichina Industry & Technology Co., Ltd. (c)	1,820,000	177,357

E-Commerce (0.2%)
CTRIP.COM International ADR	32,537	1,462,539

Internet (0.1%)
BAIDU.COM, Inc. ADR (b)	5,713	500,116

Power Conversion/Supply Equipment (0.0%)
Harbin Power Equipment Co., Ltd. (c)	194,000	156,656

Real Estate (0.0%)
Beijing North Star Co., Ltd. (c)	922,000	280,340

Telephone Communications (0.0%)
SmarTone Telecommunications Holdings Ltd. (c)	364,500	349,840

		4,310,905

DENMARK (0.4%)
Banking (0.1%)
Aktieselskabet Roskilde Bank (c)	1,330	276,122
Amagerbanken AS (c)	3,301	211,169

		487,291

Brewery (0.0%)
Royal Unibrew AS (c)	2,617	305,660

Building & Construction (0.1%)
Sjaelso Gruppen AS (c)	4,383	1,314,704

Financial Services (0.1%)
Simcorp AS (c)	4,267	745,474

Medical Products (0.1%)
ALK-ABELLO AS (b)(c)	5,530	859,046

		3,712,175

FINLAND (0.1%)
Machinery & Equipment (0.0%)
Ramirent Oyj (c)	4,308	185,786

Telecommunication Equipment (0.1%)
Elcoteq Network Corp. (c)	30,054	418,232

		604,018

FRANCE (0.9%)
Agricultural Operations (0.0%)
Ffr Provimi (c)	4,786	177,999

Building – Residential/Commercial (0.1%)
Kaufman & Broad SA (c)	13,754	814,964

Computer Services (0.1%)
GFI Informatique (c)	87,763	608,863
Groupe Steria SCA (c)	6,746	358,649

		967,512

Electrical Equipment (0.1%)
Nexans SA (c)	9,710	844,512

Leisure (0.0%)
Trigano SA (c)	5,658	254,804

Machinery (0.1%)
PINGUELY-HAULOTTE (c)	22,523	582,835

Metals (0.1%)
CFF Recycling (c)	23,431	767,589

Pharmaceuticals (0.1%)
Flamel Technologies SA ADR (b)(c)	34,480	646,500

Publishing (0.0%)
Spir Communication (c)	1,114	165,179

Real Estate (0.1%)
Pierre & Vacances (c)	6,377	721,909

Software (0.2%)
Cie Generale de Geophysique SA (b)(c)	9,726	1,495,293

		7,439,096

GERMANY (0.9%)
Aerospace & Defense (0.2%)
Mtu Aero Engines Holding AG (c)	42,111	1,570,371

Airlines (0.2%)
Deutsche Lufthansa AG (c)	73,367	1,549,850

Metal Processors & Fabrication (0.2%)
Norddeutsche Affinerie AG (c)	65,136	1,563,691

Telecommunications (0.0%)
Telegate AG (c)	16,467	361,472

Television (0.2%)
ProsiebenSAT.1 Media AG (c)	53,087	1,473,042

Travel & Entertainment (0.0%)
Viad Corp. (c)	7,581	268,443

Wire & Cable Products (0.1%)
Dem Leoni AG (c)	18,008	627,621
Encore Wire Corp. (b)(c)	17,400	614,046

		1,241,667

		8,028,536

GREECE (0.2%)
Entertainment (0.2%)
Intralot SA (c)	50,156	1,366,829

HONG KONG (0.6%)
Banking (0.0%)
HKR International (c)	544,000	255,951

Diversified Operations (0.1%)
Tianjin Development Holdings Ltd. (c)	1,162,000	730,365

Electronics (0.3%)
VTech Holdings Ltd. (c)	331,000	1,697,136

Hotels, Restaurants & Leisure (0.0%)
Hong Kong & Shanghai Hotels (c)	323,500	410,598

Oil & Gas Exploration & Production (0.1%)
Anhui Expressway Co., Ltd. (c)	524,000	369,747
Cnpc Hong Kong Ltd. (c)	1,560,000	787,851

		1,157,598

Real Estate (0.1%)
Hang Lung Group Ltd. (c)	317,000	815,332

		5,066,980

IRELAND (0.2%)
Building & Construction (0.1%)
McInerney Holdings PLC (c)	50,626	820,914

Healthcare (0.1%)
Icon PLC ADR (b)(c)	15,000	1,058,700

		1,879,614

ITALY (0.6%)
Building & Construction (0.0%)
Autostrada Torino-Milano SPA (c)	10,323	222,400

Building Materials (0.0%)
Cementir (c)	35,349	273,262

Clothing (0.3%)
Benetton Group Spa (c)	111,006	1,904,340
Mariella Burani Fashion Group (c)	18,314	438,022

		2,342,362

Electric Products (0.1%)
SAES Getters (c)	9,007	297,456
SAES Getters SPA (c)	11,606	295,953

		593,409

Food & Beverage (0.1%)
Cremonini SPA (c)	248,509	696,950

Machinery (0.1%)
Biesse SPA (c)	45,955	726,473

		4,854,856

JAPAN (5.8%)
Auto & Auto Parts (0.4%)
Nissan Diesel Motor Co., Ltd. (c)	386,000	1,525,434
Nissin Kogyo Co., Ltd. (c)	84,700	1,894,600

		3,420,034

Banks (0.0%)
Shinki Co., Ltd. (c)	26,500	145,790

Beverages (0.1%)
Asahi Soft Drinks Co., Ltd. (c)	17,500	259,412
Oenon Holdings, Inc. (c)	208,000	771,086

		1,030,498

Building & Construction (0.1%)
Bunka Shutter Co., Ltd. (c)	26,000	144,620
Maeda Road Construction Co., Ltd. (c)	44,000	318,815

		463,435

Business Services (0.0%)
Secom Techno Service Co., Ltd. (c)	2,000	88,088

Chemicals (0.2%)
Kanto Denka Kogyo Co., Ltd. (c)	90,000	602,548
Nippon Synthetic Chemical Industry Co. (c)	116,000	413,533
Tohcello Co., Ltd. (c)	38,000	481,822
Toyo Tire & Rubber Co., Ltd. (c)	133,000	569,941

		2,067,844

Computer Services (0.0%)
NEC Fielding, Ltd. (c)	31,600	411,508

Consulting Services (0.0%)
Futures System Consulting Corporation (c)	300	240,924

Cosmetics (0.1%)
ADERANS Co., Ltd. (c)	10,900	282,309
Pigeon Corp. (c)	15,500	265,656

		547,965

Electrical & Electronic (0.9%)
Japan Electronic Materials Corp. (c)	20,200	494,029
Kenwood Corp. (c)	596,000	1,136,267
KOA Corp. (c)	103,800	1,418,370
Micronics Japan Co., Ltd. (c)	16,400	445,350
Nippon Signal (c)	91,000	625,121
Osaki Electric Co., Ltd. (c)	35,000	344,730
Shibaura Mechatronics Corp. (c)	194,000	1,039,273
SHINKAWA Ltd. (c)	12,500	281,158
Star Micronics (c)	64,300	1,225,511

		7,009,809

Engineering (0.2%)
Kandenko Co., Ltd. (c)	47,000	323,049
Shinko Plantech Ltd. (c)	193,000	1,322,037
Takasago Thermal Engineering Co., Ltd. (c)	36,000	305,090

		1,950,176

Entertainment Software (0.2%)
Capcom Co., Ltd. (c)	141,000	2,046,948

Financial Investments (0.0%)
Central Leasing (c)	100	4,592
Ricoh Leasing (c)	9,600	243,889

		248,481

Food Products (0.2%)
Nichirei Corp. (c)	281,000	1,483,488
Royal Co. (c)	16,000	223,350

		1,706,838

Integrated Telecommunication Services (0.0%)
TIS, Inc. (c)	7,600	179,657

Leisure Products (0.0%)
Fields Corp Npv (c)	66	195,259

Machinery (0.4%)
CKD Corp. (c)	116,800	1,333,330
Enshu Ltd. (b)(c)	132,000	368,368
Nippon Thompson Co., Ltd. (c)	129,000	1,252,188
Toshiba Machine Co., Ltd. (c)	88,000	698,393

		3,652,279

Machinery & Equipment (0.2%)
Daihen (c)	181,000	913,288
Harmonic Drive System, Inc. (c)	154	780,664

		1,693,952

Manufacturing (0.2%)
Gunze Ltd. (c)	177,000	1,001,985
Nippon Pillar Packing Co., Ltd (c)	39,000	472,713

		1,474,698

Medical & Biomedical (0.0%)
BML, Inc. (c)	11,300	244,856

Medical Instruments (0.3%)
Nihon Kohden Corp. (c)	85,000	1,506,284
Nipro Corp. (c)	70,000	1,276,845

		2,783,129

Metal Fabrication & Hardware (0.1%)
Godo Steel (c)	117,000	630,535

Metal Processors & Fabrication (0.1%)
Kitz Corp. (c)	79,000	633,222
Nippon Filcon Co., Ltd. (c)	23,100	266,189

		899,411

Metals (0.6%)
Chuo Denki Kogyo Co., Ltd. (c)	17,000	60,002
Osaka Steel Co., Ltd. (c)	68,000	1,164,022
Pacific Metals Co., Ltd. (c)	193,000	1,514,013
Yamato Kogyo (c)	82,900	1,784,976

		4,523,013

Motion Pictures & Services (0.0%)
Toei Animation Co., Ltd. (c)	7,400	160,268

Pharmaceuticals (0.3%)
Eiken Chemical Co., Ltd. (c)	84,000	867,368
Kaken Pharmaceutical (c)	22,000	149,853
NICHI-IKO Pharmaceutical Co. (c)	30,000	422,184
Rohto Pharmaceutical Co., Ltd. (c)	35,000	371,949
Santen Pharmaceutical Co., Ltd. (c)	21,600	548,927
Towa Pharmaceutical Co., Ltd. (c)	15,800	400,391

		2,760,672

Radio Broadcasting (0.1%)
Jsat Corp. (c)	191	449,810

Real Estate (0.3%)
Ardepro Co., Ltd. (c)	1,931	594,868
Tokyu Livable, Inc. (c)	19,700	1,598,089

		2,192,957

Real Estate Management & Development (0.0%)
Daibiru Corp. (c)	15,800	160,590

Retail (0.3%)
Hankyu Department Stores, Inc. (c)	63,000	532,800
Kojima Co., Ltd. (c)	23,800	283,524
Okuwa Co., Ltd. (c)	47,000	589,149
Parco Co., Ltd. (c)	75,300	941,247

		2,346,720

Software (0.2%)
Cac Corp. (c)	32,800	292,665
Daiwabo Information System Co., Ltd. (c)	18,000	230,130
DTS Corp. (c)	14,800	551,712
Nippon System Development Co., Ltd. (c)	20,000	815,892
Simplex Technology, Inc. (c)	380	203,580

		2,093,979

Technology (0.1%)
Yen Tarmon Co., Ltd. (c)	38,300	678,447

Telecommunications (0.1%)
Hitachi Systems & Services, Ltd. (c)	13,000	253,071
Kokusai Electric Co., Ltd. (c)	19,000	221,088
New Japan Radio Co., Ltd. (c)	71,000	466,559

		940,718

Transportation (0.0%)
Yusen Air & Sea Service Co. (c)	6,600	166,093

Utilities (0.1%)
Okinawa Electric Power (c)	15,500	909,786

		50,515,167

MEXICO (0.7%)
Airports Development (0.3%)
Grupo Aeroportuario Del Pacifico SA de CV ADR (c)	87,161	2,963,474

Construction (0.4%)
Desarrolladora Homex SA de CV ADR (b)(c)	92,771	3,503,033

		6,466,507

NETHERLANDS (0.7%)
Business Services (0.1%)
USG People NV (c)	23,529	1,644,628

Computer Software (0.0%)
Unit 4 Agresso NV (b)(c)	9,005	178,145

Engineering Services (0.1%)
Arcadis NV (c)	12,382	544,144

Insurance (0.0%)
Ing Groep NV (c)	4,428	194,571

Pharmaceuticals (0.1%)
OPG Groep NV (c)	7,098	680,517

Printing & Publishing (0.2%)
OCE NV (c)	88,335	1,418,433

Real Estate (0.0%)
Vastned Offices/Industrial NV (c)	8,956	316,731

Real Estate Investment Trust (0.1%)
Vastned Retail (c)	11,543	946,903

Transportation (0.1%)
Smit Internationale NV (c)	6,770	546,150

		6,470,222

NORWAY (0.7%)
Banking & Finance (0.2%)
Abg Sundal Collier ASA (c)	237,970	420,572
Aktiv Kapital ASA (c)	8,900	119,933
Sparebanken Nord-Norge (c)	17,640	370,279
Sparebanken Rogaland (c)	15,342	434,912

		1,345,696

Construction (0.2%)
Aker Yards ASA (c)	12,180	932,321
Veidekke ASA (c)	12,800	402,286

		1,334,607

Financial Services (0.1%)
Acta Holding ASA (c)	410,020	1,653,836

Fisheries (0.1%)
Leroy Seafood Group ASA (c)	29,965	474,753

Retail (0.0%)
Expert ASA (c)	19,200	223,389

Transportation (0.1%)
Jinhui Shipping & Transportation Ltd. (c)	277,073	934,413

		5,966,694

PORTUGAL (0.0%)
Building & Construction (0.0%)
SEMPA-Sociedade de Investimentoe Gestao, SGPS (c)	23,915	245,501

Food Distributors (0.0%)
Jeronimo Martins SA (c)	9,631	171,925

		417,426

SINGAPORE (0.4%)
Diversified Products (0.0%)
First Engineering Ltd. (c)	173,000	87,545

Food Distributors (0.1%)
Pacific Andes Holdings Ltd. (c)	1,365,000	566,221

Machinery (0.1%)
MMI Holding Ltd. (c)	1,506,000	942,041

Oil & Gas (0.1%)
KS Energy Services Ltd. (c)	301,000	453,531
Singapore Petroleum Co., Ltd. (c)	104,000	307,310

		760,841

Real Estate (0.0%)
The Ascott Group Ltd. (c)	311,000	199,543

Services (0.0%)
Singapore Airport Terminal Services Ltd. (c)	172,000	235,959

Transportation (0.1%)
Ezra Holdings Ltd. (c)	259,200	485,615

		3,277,765

SOUTH KOREA (0.1%)
Retail (0.1%)
Gmarket, Inc. ADR (b)(c)	65,061	946,638

SPAIN (0.2%)
Airlines (0.1%)
Iberia Lineas Aereas de Espana SA (c)	339,751	912,839

Industrial Holding Company (0.1%)
Corporacion Financiara Alba SA (c)	13,996	837,218

		1,750,057

SWEDEN (1.0%)
Building & Construction (0.4%)
NCC (c)	66,355	1,426,542
JM AB (c)	115,876	2,034,022

		3,460,564

Electronic Equipment (0.0%)
Gunnebo AB (c)	22,000	214,704

Finance Services (0.2%)
D. Carnegie & Co. AB (c)	85,193	1,795,596

Home Furnishing (0.2%)
Nobia AB (c)	44,289	1,478,184

Real Estate (0.2%)
Kungsleden AB (c)	162,396	1,851,388

		8,800,436

SWITZERLAND (0.6%)
Appliances (0.1%)
AFG Arbonia-Forster Holding AG (c)	1,841	614,716

Banking (0.1%)
Banque Cantonale Vaudois (c)	1,581	635,219

Foreign Banking (0.0%)
Vontobel Holding AG (c)	9,243	380,555

Insurance (0.1%)
Helvetia Patria Holding (c)	1,891	592,783

Manufacturing (0.1%)
Georg Fischer AG (b)(c)	2,384	1,118,384

Retail (0.2%)
Charles Voegele Holding AG (c)	19,267	1,525,189

		4,866,846

UNITED KINGDOM (3.5%)
Auto & Auto Parts (0.0%)
European Motor Holdings PLC (c)	53,558	423,677

Banking & Finance (0.2%)
Paragon Group (c)	163,551	2,066,373

Building & Construction (0.4%)
Babcock International Group PLC (c)	150,600	984,156
Kier Group PLC (c)	48,568	1,670,066
SIG PLC (c)	14,676	269,556

		2,923,778

Building & Heavy Construction (0.1%)
Crest Nicholson	67,813	688,579

Chemicals (0.1%)
Croda International PLC (c)	47,999	456,124

Commercial Services (0.1%)
Aggreko PLC (c)	92,576	581,618

Computer Services (0.0%)
Computacenter PLC (c)	76,896	360,051

Construction (0.0%)
Morgan Sindall PLC (c)	16,584	359,154

Consulting Services (0.3%)
Atkins (WS) PLC (c)	104,930	1,716,309
Savills PLC (c)	49,866	496,880

		2,213,189

Consumer Products (0.1%)
Mcbride PLC (c)	233,482	751,814

Electrical & Electronic (0.0%)
TT Electronics PLC (c)	62,771	231,022

Engineering (0.0%)
Keller Group PLC (c)	24,145	302,294

Finance (0.0%)
Kensington Group PLC (c)	15,403	238,977

Financial Services (0.1%)
Intermediate Capital Group PLC (c)	43,184	1,153,308

Food Diversified (0.2%)
Dairy Crest Group PLC (c)	159,743	1,758,262
Devro PLC (c)	173,394	400,842

		2,159,104

Funeral Services (0.0%)
Dignity PLC (c)	12,110	130,562

Insurance (0.2%)
Brit Insurance Holdings PLC (c)	252,658	1,427,036

Internet (0.1%)
IG Group Holdings PLC (c)	121,752	591,343

Machinery (0.0%)
Spirax-Sarco Engineering PLC (c)	18,331	315,982

Medical - Information Systems (0.1%)
Isoft Group (c)	838,628	784,664

Metals (0.1%)
Aquarius Platinum Ltd. (c)	76,592	1,221,042

Pipelines (0.1%)
BPS Hunting (c)	83,026	692,595

Printing (0.2%)
DE LA Rue PLC (c)	179,704	1,925,220

Real Estate (0.3%)
BPS Dtz Holdings PLC (c)	61,434	752,730
Great Portland Estates PLC (c)	139,749	1,582,077

		2,334,807

Retail (0.6%)
N Brown Group PLC (c)	81,903	362,474
Restaurant Group PLC (c)	82,023	368,576
Wetherspoon PLC (c)	217,313	2,078,629
Woolworths Group PLC (c)	2,204,305	1,466,534

		4,276,213

Retail - Automobile (0.0%)
Lookers PLC (c)	123,095	391,270

Storage (0.2%)
Big Yellow Group PLC (c)	110,865	1,014,260
Wincanton PLC (c)	132,601	772,626

		1,786,886

Travel Services (0.0%)
First Choice Holidays PLC (c)	44,732	167,196

		30,953,878

UNITED STATES (78.1%)
Advertising (0.4%)
Getty Images, Inc. (b)	41,500	2,061,720
Harte-Hanks, Inc.	36,900	972,315
R.H. Donnelley Corp.	12,006	635,117

		3,669,152

Aerospace & Defense (1.4%)
AAR Corp. (b)	22,500	536,400
Alliant Techsystems, Inc. (b)	4,820	390,709
Argon St., Inc. (b)	33,500	802,995
CACI International, Inc., Class A (b)	22,600	1,243,226
Curtiss-Wright Corp.	33,400	1,013,690
DRS Technologies, Inc.	42,247	1,844,925
Hexcel Corp. (b)	49,100	694,765

K&F Industries Holdings, Inc. (b)	1,500	28,170
Kaman Corp.	32,000	576,320
Mantech International Corp., Class A (b)	37,100	1,224,671
Moog, Inc., Class A (b)	41,960	1,454,334
MTC Technologies, Inc. (b)	39,200	942,368
NCI, Inc. (b)	48,700	583,913
Teledyne Technologies, Inc. (b)	20,111	796,396
Triumph Group, Inc.	9,300	393,855
United Industrial Corp.	229	12,252

		12,538,989

Agriculture (0.1%)
UAP Holding Corp.	28,200	602,634

Airline Services (0.0%)
Frontier Airlines Holdings, Inc. (b)	10,624	87,648

Airlines (0.1%)
Airtran Holdings, Inc. (b)	12,000	119,040
Mesa Air Group (b)	14,389	111,659
Republic Airways Holdings, Inc. (b)	24,900	386,448

		617,147

Apparel (0.4%)
Guess?, Inc. (b)	7,100	344,563
Perry Ellis International (b)	20,683	638,691
Phillips-Van Heusen Corp.	45,300	1,892,181
Steven Madden Ltd.	5,100	200,124

		3,075,559

Auction House (0.7%)
Ritchie Brothers Auctioneers, Inc.	77,600	4,160,136
Sotheby’s Holdings, Inc.	48,500	1,563,640

		5,723,776

Auto & Auto Parts (1.4%)
Accuride Corp. (b)	21,150	232,862
ArvinMeritor, Inc.	108,302	1,542,220
Asbury Automotive Group	8,900	183,340
Directed Electronics, Inc. (b)	88,980	1,343,598
Gentex Corp.	67,700	962,017
Group 1 Automotive, Inc.	40,639	2,027,886
LKQ Corp. (b)	117,856	2,589,296
Navistar International Corp. (b)	3,500	90,370
O’Reilly Automotive, Inc. (b)	96,580	3,207,422
Rush Enterprises Inc., Class A (b)	17,800	296,904

		12,475,915

Auto - Retail (0.2%)
Copart, Inc. (b)	57,269	1,614,413

Banking (2.4%)
Amcore Financial, Inc.	20,500	620,945
BancFirst Corp.	5,398	252,195
BOK Financial Corp.	16,500	867,900
Boston Private Financial Holdings, Inc.	13,000	362,440
Center Financial Corp.	8,245	196,066
Chittenden Corp.	11,000	315,590
Citizens Banking Corp.	3,600	94,536
City Bank Lynnwood	2,271	106,805
City Holding Co.	7,096	282,918
Community Bancorp (b)	1,600	48,816
Community Trust Bancorp, Inc.	715	26,920
Corus Bankshares, Inc.	96,806	2,164,581
Cowen Group, Inc. (b)	41,000	648,210
Dime Community Bancshares	62,350	918,416
First Citizens BancShares, Inc.	4,385	837,974

First Commonwealth Financial Corp.	23,200	302,296
First Community Bancorp	1,400	78,330
First Regional Bancorp (b)	4,314	146,978
Firstbank Corp.	14,900	164,794
FirstFed Financial Corp. (b)	30,114	1,708,065
Franklin Bank Corp. (b)	31,900	634,172
Fremont General Corp.	24,400	341,356
Hanmi Financial Corp.	44,150	865,340
Independent Bank Corp.	2,867	69,599
Intervest Bancshares Corp. (b)	6,700	291,852
ITLA Capital Corp.	1,883	101,230
MAF Bancorp, Inc.	21,300	879,477
Mainsource Financial Group, Inc.	3,700	62,789
N B T Bancorp Inc.	8,500	197,710
Nara Bankcorp, Inc.	1,810	33,105
National Penn Bancshares, Inc.	46,355	909,488
New Century Financial Corp.	2,760	108,496
Old National Bancorp	24,200	462,220
Pacific Capital Bancorp	14,480	390,526
Preferred Bank	1,219	73,103
Provident Bankshares Corp.	19,900	737,295
Sanders Morris Harris Group, Inc.	97,100	1,214,721
Sterling Financial Corp.	19,000	417,810
Suffolk Bancorp	1,800	57,456
Texas Capital Bancshares, Inc. (b)	9,000	168,480
TrustCo Bank Corp.	25,400	275,336
Trustmark Corp.	4,680	147,092
UMB Financial	22,400	819,168
Union Bankshares Corp.	14,179	628,413
Virginia Commerce Bancorp, Inc. (b)	6,300	139,860
Western Alliance Bancorp (b)	2,200	72,380
Wilmington Trust Corp.	25,329	1,128,407

		21,371,656

Broadcasting (0.2%)
CKX, Inc. (b)	95,543	1,189,510
Sinclair Broadcast Group, Inc., Class A	57,380	450,433
World Wrestling Federation Entertainment, Inc.	19,400	318,742

		1,958,685

Building & Construction (1.4%)
Aaon, Inc.	2,100	47,901
Apogee Enterprises	1,500	22,815
Beazer Homes USA, Inc.	3,100	121,024
Brookfield Homes Corp.	38,754	1,091,313
Chicago Bridge & Iron Co.	118,395	2,848,584
Granite Construction, Inc.	14,568	777,203
LSI Industries, Inc.	8,200	133,250
M/I Homes, Inc.	16,800	593,880
Meritage Homes Corp. (b)	27,889	1,160,461
NVR, Inc. (b)	2,815	1,506,025
Orleans Homebuilders	29,450	345,449
Simpson Manufacturing Co., Inc.	59,800	1,616,394
Technical Olympic USA, Inc.	12,000	117,960
U.S. Concrete Inc. (b)	73,632	479,344
Universal Forest Products, Inc.	24,583	1,205,796
Williams Scotsman International, Inc. (b)	24,340	519,902

		12,587,301

Business Services (0.8%)
Arbitron, Inc.	36,480	1,350,125
Comtech Group, Inc. (b)	46,900	702,093

CSG Systems International, Inc. (b)	10,782	284,968
Fair, Issac and Co., Inc.	40,745	1,490,046
FTD Group, Inc. (b)	4,072	62,912
Herman Miller, Inc.	13,600	465,256
ICT Group (b)	3,735	117,540
KFORCE.COM, Inc. (b)	23,667	282,347
Modis Professional Services, Inc. (b)	41,700	630,087
Parexel International Corp. (b)	3,900	129,051
Rewards Network, Inc. (b)	53,408	260,097
Rollins, Inc.	35,600	751,516
Standard Parking Corp. (b)	4,551	142,810

		6,668,848

Chemicals (0.8%)
A. Schulman, Inc.	19,600	460,796
Balchem Corp.	1,950	38,591
Celanese Corp.	89,006	1,593,206
Georgia Gulf Corp.	17,566	481,660
Olin Corp.	14,600	224,256
OM Group, Inc. (b)	33,153	1,456,743
Pioneer Cos., Inc. (b)	23,354	572,407
PolyOne Corp. (b)	17,400	144,942
Sensient Technologies Corp.	26,009	508,996
Spartech Corp.	11,742	314,333
Westlake Chemical Corp.	44,870	1,436,289

		7,232,219

Coal (0.1%)
James River Coal Co. (b)	24,100	254,255
Massey Energy Co.	18,804	393,756

		648,011

Commercial Services (1.3%)
Cbiz, Inc. (b)	36,200	264,260
Coinstar, Inc. (b)	44,164	1,271,040
Convergys Corporation (b)	8,013	165,468
Costar Group, Inc. (b)	111,693	4,615,156
Deluxe Corp.	16,300	278,730
Macquarie Infrastructure Co. Trust	67,669	2,109,919
Plexus Corp. (b)	118,825	2,281,440

		10,986,013

Communications (0.1%)
CenturyTel, Inc.	20,754	823,311
Usa Mobility, Inc.	15,743	359,570

		1,182,881

Computer Service (1.8%)
Acxiom Corp.	70,091	1,728,444
Agilysys, Inc.	37,467	526,037
Cerner Corp. (b)	68,100	3,091,740
Corel Corp. (b)	88,630	1,140,668
IHS, Inc. (b)	110,358	3,540,284
Kanbay International, Inc. (b)	11,800	242,608
Manhattan Associates, Inc. (b)	25,900	625,226
Mentor Graphics Corp. (b)	19,107	269,027
MTS Systems	15,972	516,534
Rackable Systems, Inc. (b)	52,400	1,434,188
SI International, Inc. (b)	21,000	671,580
SRA Internatinal, Inc., Class A (b)	22,600	679,356
Sykes Enterprises, Inc. (b)	55,774	1,135,001

		15,600,693

Computer Software (2.8%)
Actuate Corp. (b)	17,766	78,526
Aspen Technologies, Inc. (b)	85,236	930,777
Avid Technology, Inc. (b)	33,200	1,209,144

Blabkbaud, Inc.	218,800	4,811,413
Docucorp International, Inc. (b)	4,978	38,828
EPIQ Systems, Inc. (b)	69,020	1,015,284
Imation Corp.	2,354	94,513
Informatica Corp. (b)	62,100	843,939
Lawson Software, Inc. (b)	43,400	314,650
MapInfo Corp. (b)	10,800	138,564
Micros Systems, Inc. (b)	37,620	1,840,370
MicroStrategy, Inc. (b)	27,245	2,774,358
NETGEAR, Inc. (b)	42,000	864,780
Quest Software, Inc. (b)	60,500	863,940
Scientific Games Corp. (b)	99,200	3,154,561
SPSS Inc. (b)	16,500	411,345
Sybase, Inc. (b)	67,766	1,642,648
Tradestation Group, Inc. (b)	55,530	836,837
Vignette Corp. (b)	56,200	760,948
Visicu, Inc. (b)	133,956	1,201,585
Wind River Systems, Inc. (b)	61,500	658,665

		24,485,675

Computer Systems (0.1%)
Brocade Communications Systems, Inc. (b)	65,885	465,148

Construction & Housing (0.2%)
Emcor Group, Inc. (b)	33,229	1,822,278
Hovnanian Enterprises, Inc. Class A (b)	9,700	284,598

		2,106,876

Consulting Services (0.8%)
Cra International, Inc. (b)	4,400	209,704
Heidrick & Struggles, Inc. (b)	1,443	51,948
ICF International, Inc. (b)	57,900	732,435
LECG Corp. (b)	54,000	1,013,040
The Advisory Board Co. (b)	84,282	4,257,927
Watson Wyatt Worldwide, Inc.	7,411	303,258

		6,568,312

Consumer Goods & Services (0.9%)
Church & Dwight Co., Inc.	105,700	4,133,927
Kellwood Co.	45,486	1,311,361
Matthews International Corp., Class A	64,400	2,370,564

		7,815,852

Consumer Products (0.4%)
Alberto-Culver Co., Class B	49,300	2,494,087
Central Garden & Pet Co. (b)	28,500	1,375,410

		3,869,497

Cosmetics (0.1%)
Elizabeth Arden, Inc. (b)	46,500	751,440

Data Processing & Reproduction (0.6%)
Dun & Bradstreet Corp. (b)	958	71,840
Global Payment, Inc.	49,516	2,179,200
infoUSA, Inc.	3,236	26,859
Komag, Inc. (b)	46,770	1,494,769
Perot Systems Corp. Class A (b)	57,700	795,683
TheStreet.com, Inc.	40,794	434,048

		5,002,399

Department Stores (0.1%)
Dillards Department Stores, Inc.	15,500	507,315

Diagnostic Equipment (0.0%)
Orasure Technologies, Inc. (b)	27,800	223,512

Distribution (0.5%)
Bell Microproducts, Inc. (b)	82,375	427,526
BlueLinx Holdings, Inc.	41,301	393,186

Building Materials Holding Corp.	48,164	1,253,227
Pool Corp.	70,467	2,712,980

		4,786,919

Diversified Manufacturing Operations (0.4%)
A.O. Smith Corp.	44,682	1,761,811
Barnes Group, Inc.	37,400	656,744
Teleflex, Inc.	17,151	954,282

		3,372,837

Education (1.3%)
Blackboard, Inc. (b)	157,722	4,179,633
ITT Educational Services, Inc. (b)	66,700	4,422,210
Skillsoft PLC (b)	391,012	2,498,567

		11,100,410

Electric Services (0.0%)
Puget Energy, Inc.	15,000	340,950

Electronic Components (0.5%)
Amphenol Corp., Class A	11,000	681,231
Ansoft Corp. (b)	13,274	330,655
Applied Micro Circuits Corp. (b)	50,000	144,500
Arrow Electronics, Inc. (b)	18,640	511,295
Avnet, Inc. (b)	42,000	824,041
AVX Corp.	7,418	131,224
Greatbatch, Inc. (b)	12,100	273,702
Merix Corp. (b)	26,012	249,975
Methode Electronics	11,500	109,365
Netlogic Microsystems, Inc. (b)	13,000	329,810
Zoran Corp. (b)	39,878	641,238

		4,227,036

Electronics (1.0%)
Aeroflex, Inc. (b)	108,500	1,115,380
Amkor Technology, Inc. (b)	7,110	36,688
Bel Fuse, Inc.	7,500	240,675
Benchmark Electronics, Inc. (b)	8,800	236,544
CH Energy Group, Inc.	800	41,176
Conexant Systems, Inc. (b)	138,700	277,400
Cree Research, Inc. (b)	48,100	967,291
EMS Technologies (b)	4,500	84,510
Kulicke & Soffa Industries, Inc. (b)	5,774	51,042
Littlefuse, Inc. (b)	11,829	410,466
Lxys Corp. (b)	12,100	101,519
Mettler Toledo International, Inc. (b)	21,846	1,445,114
MKS Instruments, Inc. (b)	58,556	1,189,272
Molecular Devices Corp. (b)	13,007	240,499
Planar Systems, Inc. (b)	31,480	357,298
Rogers Corp. (b)	3,500	216,125
Technitrol, Inc.	15,000	447,750
Triquint Semiconductor, Inc. (b)	67,700	352,040
TTMTechnologies, Inc. (b)	28,683	335,591
WESCO International, Inc. (b)	12,809	743,306
Zygo Corp. (b)	16,267	207,404

		9,097,090

Energy (0.5%)
Covanta Holding Corp. (b)	44,571	959,614
Energy East Corporation	8,800	208,736
Evergreen Energy, Inc. (b)	47,620	500,486
Headwaters, Inc. (b)	19,000	443,650
Infinity BIO-ENERGY Ltd. (b)	94,500	528,255
MGP Ingredients, Inc.	10,800	229,716
Sierra Pacific Resources (b)	62,600	897,684
Vectren Corp.	3,593	96,472

		3,864,613

Engineering Services (0.2%)
McDermott International, Inc. (b)	43,405	1,814,329

Entertainment (0.7%)
LodgeNet Entertainment Corp. (b)	18,835	355,605
Marvel Entertainment, Inc. (b)	80,235	1,936,873
Speedway Motorsports, Inc.	14,600	531,586
Take-Two Interactive Software, Inc. (b)	149,110	2,126,309
Watson Pharmaceutical, Inc.	41,894	1,087,149

		6,037,522

Environmental Services (0.3%)
Stericycle, Inc. (b)	41,941	2,927,062

Finance Services (0.2%)
Financial Institutions, Inc.	4,015	93,790
Knight Captial Group, Inc. Class A (b)	17,500	318,500
Optionsxpress Holdings, Inc.	40,600	1,131,929
Penson Worldwide, Inc. (b)	1,654	29,689

		1,573,908

Financial (3.0%)
Affiliated Managers Group, Inc. (b)	7,800	780,858
BankUnited Financial Corp.	8,308	216,590
Central Pacific Financial Corp.	22,400	819,392
Colonial Bancgroup, Inc.	48,700	1,193,150
Commerce Bancshares, Inc.	13,514	683,403
East-West Bancorp, Inc.	70,900	2,808,349
Financial Federal Corp.	138,650	3,715,820
First Midwest Bancorp, Inc.	5,200	197,028
First State Bancorp	3,100	80,507
Greater Bay Bancorp	3,824	107,875
Greenhill & Co., Inc.	70,767	4,742,804
Harleysville Group, Inc.	5,780	202,242
IndyMac Bancorp, Inc.	40,786	1,678,752
Investment Technology Group, Inc. (b)	7,600	340,100
Morningstar, Inc. (b)	120,309	4,439,402
OceanFirst Financial Corp.	3,500	75,075
Prosperity Bancshares, Inc.	39,100	1,330,964
Texas Regional Bancshares, Inc., Class A	11,100	426,795
TierOne, Corp.	1,800	61,074
UCBH Holdings, Inc.	30,800	537,768
United PanAm Financial Corp. (b)	22,630	350,312
Westamerica Bankcorp.	31,500	1,591,065

		26,379,325

Financial Services (2.3%)
Advanta Corp., Class B	3,877	143,061
ASTA Funding, Inc.	8,200	307,418
Aventine Renewable Energy Holdings, Inc. (b)	4,800	102,672
Bank of Hawaii Corp.	31,806	1,531,777
Bankrate, Inc. (b)	30,086	799,084
Cadence Financial Corp.	48,300	979,041
City National Corp.	14,169	950,173
Corporate Executive Board Co.	30,500	2,742,255
Cullen/Frost Bankers, Inc.	7,409	428,388
Downey Financial Corp.	11,677	776,988
Euronet Worldwide, Inc. (b)	54,400	1,335,520
Factset Research Systems, Inc.	105,250	5,111,992
Federal Agricultural Mortgage Corp.	2,900	76,763
Ocwen Financial Corp. (b)	117,449	1,749,990
Protective Life Corp.	15,041	688,126
SWS Group, Inc.	18,113	450,833

Thomas Weisel Partners Group, Inc. (b)	87,900	1,410,795
Whitney Holding Corp.	2,445	87,458
World Acceptance (b)	8,721	383,550
WSFS Financial Corp.	500	31,095

		20,086,979

Food & Beverage (1.1%)
AFC Enterprises, Inc. (b)	132,752	1,916,938
Del Monte Foods Co.	62,113	649,081
Domino’s Pizza, Inc.	57,930	1,485,905
Imperial Sugar Co.	2,800	87,136
Krispy Kreme Doughnuts, Inc. (b)	81,613	661,065
M & F Worldwide Corp. (b)	17,627	259,117
Mueller Water Products, Inc., Class A (b)	69,765	1,019,267
NBTY, Inc. (b)	32,426	949,109
Peet’s Coffee & Tea, Inc. (b)	58,021	1,451,105
Performance Food Group Co. (b)	41,800	1,174,162

		9,652,885

Food Distributors, Supermarkets & Wholesalers (0.5%)
Seaboard Corp.	751	904,955
Spartan Stores, Inc.	17,057	288,263
Tootsie Roll Industries	34,642	1,015,357
United Natural Foods, Inc. (b)	44,700	1,385,253
Weis Markets, Inc.	8,900	354,220
Wild Oats Markets, Inc. (b)	9,200	148,764

		4,096,812

Forest Products (0.1%)
Deltic Timber Corp.	21,070	1,004,196

Gaming (0.2%)
Dover Downs Gaming and Entertainment	5,700	69,255
Monarch Casino & Resort (b)	1,053	20,418
Shuffle Master, Inc. (b)	48,800	1,318,088

		1,407,761

Healthcare (4.3%)
Amsurg Corp. (b)	176,416	3,927,019
Apria Healthcare Group, Inc. (b)	5,700	112,518
Arrow International, Inc.	33,213	1,056,506
Charles River Laboratories International, Inc. (b)	25,400	1,102,614
Dendrite International, Inc. (b)	102,700	1,004,406
Healthways, Inc. (b)	79,600	3,550,160
Henry Schein, Inc. (b)	28,227	1,415,302
Hythiam, Inc. (b)	8,500	61,370
ICU Medical, Inc. (b)	69,497	3,160,724
Immucor, Inc. (b)	42,400	950,184
K-V Pharmaceutical Co. (b)	112,650	2,669,805
Magellan Health Services, Inc. (b)	22,828	972,473
Mentor Corp.	71,000	3,577,690
Molina Healthcare, Inc. (b)	33,984	1,201,674
Sierra Health Services, Inc. (b)	77,552	2,934,568
Techne Corp. (b)	66,041	3,358,845
Vertrue, Inc. (b)	39,443	1,550,899
WellCare Health Plans Inc. (b)	36,548	2,069,713
Wright Medical Group, Inc. (b)	39,200	950,600
Young Innovations, Inc.	59,100	2,125,236

		37,752,306

Home Furnishings (0.4%)
American Woodmark Corp.	23,005	775,038
Bassett Furniture Industries, Inc.	1,194	19,391
Select Comfort Corp. (b)	141,353	3,092,804

		3,887,233

Hotels, Restaurants & Leisure (0.5%)
Great Wolf Resorts, Inc. (b)	141,670	1,694,372
Interstate Hotels & Resorts, Inc. (b)	96,683	1,042,243
Lasalle Hotel Properties	15,000	650,100
Marcus Corp.	5,616	129,000
Six Flags, Inc. (b)	20,200	105,646
Sunstone Hotel Investors, Inc.	13,900	413,108

		4,034,469

Household Furnishings (0.0%)
Ethan Allen Interiors, Inc.	11,700	405,522

Human Resources (0.1%)
Labor Ready, Inc. (b)	10,754	171,311
Resources Connection, Inc. (b)	16,000	428,640
Spherion Corp. (b)	41,700	298,155

		898,106

Industrial Equipment (1.0%)
Brady Corp., Class A	66,800	2,348,688
Clarcor, Inc.	80,300	2,448,347
Dionex Corp. (b)	37,700	1,920,438
Nordson Corp.	5,741	228,836
Roper Industries, Inc.	41,800	1,870,132

		8,816,441

Information Technology (0.0%)
Comsys IT Partners, Inc. (b)	7,714	132,604
Insight Enterprises, Inc. (b)	6,300	129,843

		262,447

Insurance (1.4%)
21st Century Insurance Group	7,900	118,105
American Financial Group, Inc.	20,288	952,116
American Physicians Capital, Inc. (b)	5,600	270,928
American Safety Insurance Group (b)	3,506	64,160
Argonaut Group, Inc. (b)	9,731	301,953
Aspen Insurance Holdings Ltd.	45,460	1,174,232
Brown & Brown, Inc.	50,400	1,540,223
Commerce Group, Inc.	4,500	135,225
Endurance Specialty Holdings Ltd.	5,800	204,508
FPIC Insurance Group, Inc. (b)	3,065	121,405
HCC Insurance Holdings, Inc.	29,450	968,316
Hilb, Rogal & Hamilton Co.	25,700	1,096,105
LandAmerica Financial Group, Inc.	43,016	2,830,022
Ohio Casualty Corp.	18,900	488,943
Philadelphia Consolidated Holding Corp. (b)	9,238	367,488
Safety Insurance Group, Inc.	24,016	1,168,619
Selective Insurance Group, Inc.	7,515	395,364
United Fire & Casualty Co.	12,100	378,730

		12,576,442

Internet Applications Software (0.2%)
Webex Communications, Inc. (b)	45,200	1,763,704

Internet Content (0.9%)
Checkfree Corp. (b)	87,885	3,631,408
CNET Networks, Inc. (b)	165,850	1,588,843
F5 Networks, Inc. (a) (b)	10,400	558,688
Infospace, Inc. (b)	8,600	158,584
Internet Capital Group, Inc. (b)	11,000	103,950
Websense, Inc. (b)	65,980	1,425,828

		7,467,301

Internet Service Providers (0.0%)
Cognet Communications Group, Inc. (b)	10,000	115,900

Internet Services (0.9%)
Avocent Corp. (b)	36,300	1,093,356
ECOLLEGE.COM, Inc. (b)	5,700	91,143
Equinix, Inc. (b)	61,852	3,717,305
Internap Network Services (b)	6,700	101,974
Online Resources & Commmunications Corp. (b)	6,000	73,500
RealNetworks, Inc. (b)	118,415	1,256,383
Tibco Software, Inc. (b)	45,000	404,100
United Online, Inc.	77,365	942,306
WebMethods, Inc. (b)	50,000	382,500

		8,062,567

Investment Company (0.1%)
Calamos Asset Management, Inc.	10,203	299,152
Labranche & Co., Inc. (b)	27,200	282,064

		581,216

Leisure (1.3%)
Gaylord Entertainment (b)	121,928	5,346,543
K2, Inc. (b)	8,200	96,186
Regal Entertainment Group, Class A	4,929	97,693
Steinway Musical Instruments, Inc. (b)	8,909	249,452
Vail Resorts, Inc. (b)	105,567	4,224,791
WMS Industries, Inc. (b)	54,370	1,588,148

		11,602,813

Machinery (1.4%)
A.S.V., Inc. (b)	40,600	605,346
Bucyrus International Inc., Class A	78,850	3,344,816
Commercial Metals Co.	16,800	341,544
Cummins Engine, Inc.	21,346	2,545,083
Flow International Corp. (b)	52,818	685,049
Gardner Denver, Inc. (b)	21,244	702,752
Intevac (b)	20,300	341,040
Joy Global, Inc.	50,750	1,908,708
Manitowoc Co., Inc.	240	10,750
Middleby Corp. (b)	15,513	1,195,432
Regal-Beloit Corp.	2,595	112,883
Wabtec Corp.	15,900	431,367

		12,224,770

Manufacturing (0.2%)
Actuant Corp.	14,300	716,430
AEP Industries (b)	2,800	117,460
Enpro Industries, Inc. (b)	3,496	105,090
Input/Output, Inc. (b)	16,154	160,409
Novatel, Inc. (b)	15,300	702,576

		1,801,965

Materials (0.2%)
Ceradyne Inc. (b)	9,500	390,355
Crane Co.	27,235	1,138,423

		1,528,778

Materials & Commodities (0.2%)
Delta & Pine Land Co.	42,686	1,728,783

Medical Equipment & Supplies (2.0%)
Alliance Imaging, Inc. (b)	19,474	152,092
Allscripts Healthcare Solutions, Inc. (b)	151,500	3,401,175
American Medical Systems Holdings, Inc. (b)	41,900	772,217

Biosite Diagnostics, Inc. (b)	25,249	1,167,261
Candela Corp. (b)	2,289	24,973
Cephalon, Inc. (b)	624	38,532
Haemonetics Corp. (b)	16,500	772,200
IDEXX Laboratories, Inc. (b)	55,695	5,076,043
Kyphon, Inc. (b)	64,100	2,398,622
Palomar Medical Technologies, Inc. (b)	19,450	820,790
Respironics, Inc. (b)	68,448	2,642,777

		17,266,682

Medical Products (1.6%)
Bio-Rad Laboratories, Inc., Class A (b)	5,300	374,869
Bruker Bioscience Corp (b)	10,773	75,519
Cantel Medical Corp. (b)	19,098	265,271
Dade Behring Holdings, Inc.	40,284	1,617,805
Edwards Lifesciences Corp. (b)	5,643	262,907
Gen-Probe, Inc. (b)	41,548	1,948,186
Healthtronics, Inc. (b)	11,203	69,123
Hologic, Inc. (b)	21,906	953,349
Integra LifeSciences Holdings (b)	10,200	382,296
IntraLase Corp (b)	118,600	2,337,606
Nutraceutical International Corp. (b)	15,085	206,061
Owens & Minor, Inc.	14,900	490,061
Pain Therapeutics. Inc. (b)	37,070	319,543
PSS World Medical, Inc. (b)	58,467	1,168,755
Savient Pharmaceuticals Inc. (b)	19,872	129,367
Surmodics, Inc. (b)	4,497	157,935
Telik, Inc. (b)	21,000	373,590
USANA Health Sciences, Inc. (b)	9,697	432,389
Vital Signs, Inc.	1,513	85,651
West Pharmaceutical Services, Inc.	39,173	1,538,324
Zoll Medical Corp. (b)	21,063	755,951

		13,944,558

Medical Systems (0.0%)
Computer Programs & Systems, Inc.	7,600	249,052
Tripath Imaging, Inc. (b)	15,000	135,450

		384,502

Metals (0.1%)
Cleveland Cliffs, Inc.	3,800	144,818
Quanex Corp.	12,000	364,200
Timken Co.	4,000	119,120

		628,138

Mining (0.4%)
Compass Minerals International, Inc.	84,000	2,378,040
Novagold Resources Inc. (b)	44,200	693,498
Royal Gold	27,600	748,788

		3,820,326

Multimedia (0.0%)
Media General, Inc.	1,800	67,896

Networking Products (0.2%)
3Com Corp. (b)	157,205	693,274
Anixter International, Inc.	22,100	1,247,987

		1,941,261

Office Equipment & Supplies (0.6%)
CompX International, Inc. (b)	2,866	44,681
Global Imaging Systems, Inc. (b) (b)	8,996	198,542
IKON Office Solutions, Inc.	3,900	52,416
John H. Harland, Co.	51,272	1,868,864
Knoll, Inc.	67,500	1,363,500
Standard Register Co.	4,200	55,440
United Stationers, Inc. (b)	33,600	1,562,736

		5,146,179

Oil & Gas (4.5%)
Bill Barrett Corp. (b)	53,400	1,311,504
Carbo Ceramics, Inc.	33,450	1,205,204
Cimarex Energy Co.	20,748	730,122
Delek US Holdings, Inc. (b)	6,235	115,348
Encore Acquisition Co. (b)	117,750	2,866,035
Energen Corp.	53,226	2,228,573
Frontier Oil Corp.	92,315	2,453,733
Grey Wolf, Inc. (b)	219,158	1,463,975
Helix Energy Solutions Group, Inc. (b)	103,000	3,440,200
Holly Corp.	1,834	79,467
Hydril Co. (b)	23,000	1,289,380
Maverick Tube Corp. (b)	10,100	654,783
National-Oilwell, Inc. (b)	45,352	2,655,360
New Jersey Resources Corp.	9,460	466,378
Newfield Exploration Co. (b)	63,900	2,462,706
Oceaneering International, Inc. (b)	86,300	2,658,040
Oil States International, Inc. (b)	6,700	184,250
Parker Drilling Co. (b)	19,800	140,184
Seacor Holdings, Inc. (b)	6,648	548,460
St. Mary Land & Exploration Co.	166,233	6,102,412
Swift Energy Co. (b)	31,407	1,313,441
Tesoro Petroleum Corp.	12,842	744,579
UGI Corp.	61,881	1,512,990
Unit Corp. (b)	46,400	2,133,008
W-H Energy Services, Inc. (b)	9,600	398,112

		39,158,244

Oil & Gas Exploration Services (1.2%)
Carrizo Oil & Gas, Inc. (b)	25,800	665,382
Comstock Resources, Inc. (b)	27,900	757,485
Delta Petroleum Corp. (b)	57,525	1,295,463
EXCO Resources, Inc. (b)	69,900	867,459
Gmx Resources, Inc. (b)	33,387	1,048,018
Harvest Natural Resources, Inc. (b)	124,525	1,288,834
Matrix Service Corp. (b)	10,371	135,756
Penn Virginia Corp.	615	38,997
Petrohawk Energy Corp. (b)	105,190	1,091,872
Pogo Producing Co.	2,147	87,920
Quicksilver Resources, Inc. (b)	53,216	1,697,591
Seitel, Inc. (b)	191,387	702,390
Superior Well Services, Inc. (b)	18,500	366,300
Trico Marine Services, Inc. (b)	6,304	212,760

		10,256,227

Packaging (0.6%)
AptarGroup, Inc.	70,400	3,581,952
STAMPS.COM, Inc. (b)	91,700	1,747,802

		5,329,754

Patient Monitoring Equipment (0.0%)
Aspect Medical Systems, Inc. (b)	10,500	179,235

Pharmaceuticals (1.4%)
Adams Respiratory Therapeutics, Inc. (b)	34,707	1,269,929
Alkermes, Inc. (b)	66,039	1,046,718
Alpharma, Inc., Class A	43,300	1,012,787
Atherogenics, Inc. (b)	6,900	90,873
Axcan Pharma, Inc. (b)	2,338	31,937
Biomarin Pharmaceutical, Inc. (b)	29,500	419,785

Bradley Pharmaceuticals, Inc. (b)	900	14,328
Enzon Pharmaceuticals, Inc. (b)	53,507	441,433
ICOS Corp. (b)	2,800	70,168
ImClone Systems, Inc. (b)	47,980	1,358,794
King Pharmaceuticals, Inc. (b)	84,980	1,447,209
Mannatech, Inc.	4,100	72,652
Medarex, Inc. (b)	6,600	70,884
Medicis Pharmaceutical Corp., Class A	88,616	2,866,727
Noven Pharmaceuticals, Inc. (b)	47,463	1,144,808
Perrigo Co.	17,100	290,187
United Therapeutics Corp. (b)	5,000	262,700
Watson Pharmaceutical, Inc. (b)	2,611	68,330

		11,980,249

Photographic Products (0.1%)
CPI Corp.	10,664	517,631

Plastics (0.0%)
Pw Eagle, Inc.	4,659	139,817

Power Conversion/Supply Equipment (0.0%)
Vicor Corp.	21,400	246,956

Printing (0.4%)
Cenveo, Inc. (b)	8,300	156,206
Consolidated Graphics, Inc. (b)	19,026	1,144,794
Vistaprint Ltd. (b)	68,215	1,769,498

		3,070,498

Printing & Publishing (0.0%)
Bowne & Co., Inc.	4,100	58,548

Publishing (0.1%)
John Wiley & Sons, Inc.	9,649	347,460
Journal Register Co.	23,900	135,513

		482,973

Real Estate (0.0%)
Consolidated Tomoka Land Co.	3,021	193,858

Real Estate Investment Trust (3.4%)
Affordable Residential Communities (b)	18,900	183,141
American Financial Realty Trust	54,400	607,104
American Home Mortgage Investment Corp.	15,100	526,537
Arbor Realty Trust, Inc.	4,800	122,688
Ashford Hospitality Trust, Inc.	84,850	1,012,261
Biomed Realty Trust, Inc.	19,950	605,283
Capital Trust, Inc. Class A Shares	1,544	62,887
CBL & Associates Properties, Inc.	39,220	1,643,710
Cedarshopping Centers, Inc.	29,500	477,015
Deerfield Triarc Capital Corp.	60,900	798,399
Education Realty Trust, Inc.	40,400	596,304
Entertainment Properties Trust	15,800	779,256
Equity Inns, Inc.	170,900	2,720,728
Equity One, Inc.	1,700	40,749
Felcor Lodging Trust, Inc.	30,671	614,954
First Industrial Realty Trust, Inc.	32,300	1,421,200
Getty Realty Corp.	5,900	172,752
Glimcher Realty Trust	23,400	579,852
Healthcare Realty Trust, Inc.	17,900	687,539
Hersha Hospitality Trust	74,400	714,240
HomeBanc Corp.	50,200	308,730
Hospitality Properties Trust	20,100	948,720
Housevalues, Inc. (b)	89,736	524,058
Inland Real Estate Corp.	45,200	791,904

Investors Real Estate Trust	9,800	95,648
Jer Investors Trust, Inc.	15,000	257,400
Jones Lang LaSalle, Inc.	16,794	1,435,551
KKR Financial Corp.	28,400	696,936
Lexington Corporate Properties Trust	35,500	751,890
LTC Properties, Inc.	10,100	244,925
Mission West Properties, Inc.	10,664	121,676
National Retail Properties, Inc.	33,000	712,800
Nationwide Health Properties, Inc.	37,800	1,010,772
Northstar Realty Finance Corp.	87,697	1,113,752
OMEGA Healthcare Investors, Inc.	85,980	1,290,560
Post Properties	11,100	527,472
Rait Investment Trust	10,500	302,925
Republic Property Trust	65,500	721,810
Saul Centers, Inc.	2,976	133,920
Spirit Finance Corp	113,500	1,317,735
Taubman Centers, Inc.	42,636	1,893,891
Winston Hotels, Inc.	12,900	158,928

		29,728,602

Real Estate Management & Development (0.2%)
Amper Corp.	995	48,626
Avatar Holdings (b)	3,678	217,223
Loopnet, Inc. (b)	90,900	1,150,793

		1,416,642

Recreational Vehicles (0.0%)
Thor Industries, Inc.	5,100	209,967

Rental & Leasing (0.0%)
Ryder System, Inc.	1,790	92,507

Research & Development (0.0%)
Albany Molecular Research (b)	20,100	188,136

Restaurants (1.8%)
Bob Evans Farms, Inc.	19,900	602,572
California Pizza Kitchen, Inc. (b)	17,600	526,768
IHOP Corp.	23,200	1,075,320
Jack In the Box, Inc. (b)	5,100	266,118
Lone Star Steakhouse & Saloon, Inc.	71,100	1,974,447
Luby’s Cafeteria, Inc. (b)	25,762	254,271
Panera Bread Co. (b)	50,200	2,924,150
Papa John’s International, Inc. (b)	57,487	2,075,856
PF Chang’s China Bistro, Inc. (b)	91,380	3,171,799
Ruby Tuesday, Inc.	53,750	1,515,213
RUTH’S Chris Steak House, Inc. (b)	39,250	738,685
Sonic Corp. (b)	25,000	565,250

		15,690,449

Retail (5.4%)
Big 5 Sporting Goods Corp.	64,500	1,470,600
Big Lots, Inc. (b)	53,324	1,056,348
BJ’s Restaurants, Inc. (b)	86,869	1,911,987
Blue Nile, Inc. (b)	98,248	3,571,314
Bon-Ton Stores, Inc.	12,249	364,285
Brown Shoe Company, Inc.	50,563	1,812,178
Build-A-Bear Workshop, Inc. (b)	75,088	1,709,754
Carter’s, Inc. (b)	55,698	1,469,870
CBRL Group, Inc.	27,500	1,111,825
Charlotte Russe Holding, Inc. (b)	17,300	476,442
Chipotle Mexican Grill, Inc. (b)	38,870	1,930,673
Citi Trends, Inc. (b)	52,558	1,813,777
Conn’s, Inc. (b)	17,200	358,964
Dollar Tree Stores, Inc. (b)	61,915	1,916,888
Dsw Inc - Class A (b)	5,252	165,438
EZCorp, Inc. (b)	889	34,387

First Cash Financial Services, Inc. (b)	8,900	183,251
Fossil, Inc. (b)	52,500	1,130,850
Fred’s Inc.	43,000	542,660
Gymboree (b)	64,168	2,706,605
Handleman Co.	7,746	58,792
J Crew Group, Inc. (b)	86,518	2,601,596
Loews Corp.	46,431	2,571,813
Longs Drug Stores Corp.	44,000	2,024,440
Men’s Wearhouse, Inc.	2,300	85,583
Mothers Work, Inc. (b)	6,442	309,989
New York & Company, Inc. (b)	50,100	655,308
Pacific Sunwear of California, Inc. (b)	54,900	827,892
Pantry, Inc. (b)	46,429	2,617,203
Payless ShoeSource, Inc. (b)	30,453	758,280
Rex Stores Corp. (b)	1,500	21,150
School Specialty, Inc. (b)	22,300	786,967
Shoe Carnival (b)	9,500	239,590
Spectrum Brands, Inc. (b)	98,182	828,656
Stage Store, Inc.	49,805	1,461,279
Talbots, Inc.	9,500	258,875
The Dress Barn, Inc. (b)	78,930	1,722,253
Tractor Supply Co. (b)	47,440	2,289,454
Tuesday Morning Corp.	30,400	421,952
Zumiez, Inc. (b)	38,500	1,039,500

		47,318,668

Retirement & Aged Care (0.1%)
Five Star Quality Care, Inc. (b)	111,900	1,204,044

Schools (0.6%)
Strayer Education, Inc.	46,578	5,040,205

Semiconductor Equipment (1.0%)
Atmel Corp. (b)	31,900	192,676
Axcelis Technologies, Inc. (b)	49,400	348,764
EDO Corp.	11,000	251,680
Entegris, Inc. (b)	31,700	345,847
Integrated Device Technology, Inc. (b)	43,200	693,792
Micrel, Inc. (b)	36,200	347,158
OmniVision Technologies, Inc. (b)	45,521	649,585
ON Semiconductor Corp. (b)	263,692	1,550,509
Power Integrations, Inc. (b)	29,200	572,320
Silicon Image, Inc. (b)	15,600	198,432
Standard Microsystems Corp. (b)	14,200	403,564
Tessera Technologies, Inc. (b)	79,927	2,779,861

		8,334,188

Semiconductors (0.1%)
Microsemi Corp. (b)	56,600	1,066,910

Software (0.2%)
Agile Software (b)	150,400	982,112
Convera Corp., Class A (b)	65,235	345,093
Interactive Intelligence, Inc. (b)	2,616	30,241
Unica Corp. (b)	11,900	122,570

		1,480,016

Steel (0.8%)
AK Steel Holding Corp. (b)	33,230	403,412
Chaparral Steel (b)	23,092	786,514
Novamerican Steel, Inc. (b)	3,690	123,246
Olympic Steel, Inc.	26,775	665,627
Ryerson Tull, Inc.	26,812	586,915
Shiloh Industries, Inc. (b)	6,117	82,457
Steel Dynamics, Inc.	48,850	2,464,482
Texas Industries, Inc.	39,458	2,054,183

		7,166,836

Storage (0.1%)
Mobile Mini, Inc. (b)	41,600	1,181,856

Technology (0.7%)
Atheros Communications (b)	26,600	482,258
Cognex Corp.	39,000	985,140
Coherent, Inc. (b)	7,000	242,620
Electronics For Imaging, Inc. (b)	39,100	894,608
Intergraph Corp. (b)	9,300	398,784
Kronos, Inc. (b)	10,000	340,900
Progress Software Corp. (b)	16,100	418,600
Tech Data Corp. (b)	16,312	595,877
Tessco Technologies, Inc. (b)	11,174	329,186
Zebra Technologies Corp. (b)	37,347	1,334,782

		6,022,755

Telecommunication Equipment (0.1%)
Anaren Microwave, Inc. (b)	4,400	92,708
Arris Group, Inc. (b)	24,900	285,354
Newport Corp. (b)	9,200	149,960
Polycom, Inc. (b)	20,300	497,959
Sirenza Microdevices, Inc. (b)	26,875	212,313

		1,238,294

Telecommunication Services (1.3%)
Alaska Communications Systems Group, Inc.	44,585	591,643
Arbinet Holdings, Inc. (b)	8,525	44,501
Broadwing Corp. (b)	23,100	291,522
Ciena Corp. (b)	34,685	945,166
CommScope, Inc. (b)	13,100	430,466
CT Communications, Inc.	52,164	1,133,002
Fairpoint Communications, Inc.	31,500	548,100
Fibertower Corp. (b)	72,731	687,308
Golden Telecom, Inc.	3,300	99,825
IDT Corp. (b)	75,668	1,091,133
Oplink Communications, Inc. (b)	7,200	143,856
RCN Corp. (b)	10,900	308,470
SBA Communications Corp. (b)	134,067	3,261,849
Volt Information Sciences, Inc. (b)	43,834	1,558,299

		11,135,140

Textiles (0.1%)
Greif, Inc.	5,900	472,649
Myers Industries, Inc.	7,400	125,800

		598,449

Tools (0.0%)
Snap-On, Inc.	2,103	93,689

Toys (0.2%)
Hasbro, Inc.	33,500	762,125
Jakks Pacific, Inc. (b)	56,910	1,014,705

		1,776,830

Transportation (2.3%)
Arkansas Best Corp.	8,204	353,018
Bristow Group, Inc. (b)	6,877	236,569
Continental Airlines, Inc., Class B (b)	20,000	566,200
EGL, Inc. (b)	14,544	529,983
Forward Air Corp.	9,728	321,900
Genesee & Wyoming, Inc. (b)	17,800	413,316
Greenbrier Cos., Inc.	68,300	1,981,383
Heartland Express, Inc.	41,623	652,649
J.B. Hunt Transport Services, Inc.	129,300	2,685,561
Kansas City Southern Industries, Inc. (b)	159,853	4,365,585

Kirby Corp. (b)	16,204	507,671
Knight Transportation, Inc.	18,334	310,761
Landstar System, Inc.	92,018	3,929,169
Old Dominion Freight Line, Inc. (b)	8,793	264,054
Omega Navigation Enterprises, Inc., Class A	119,820	1,841,633
Pacer International, Inc.	18,400	510,784
Saia, Inc. (b)	2,500	81,500
SkyWest, Inc.	17,231	422,504

		19,974,240

Travel Services (0.3%)
Ambassadors Group, Inc.	93,387	2,640,984

Utilities (0.4%)
Cleco Corp.	10,100	254,924
IDACORP, Inc.	15,100	570,931
Northwestern Corp.	13,700	479,226
Pico Holdings, Inc. (b)	1,100	35,805
PNM Resources, Inc.	44,700	1,232,379
UniSource Energy Corp.	3,628	120,921
Westar Energy, Inc.	33,805	794,756

		3,488,942

Waste Disposal (0.0%)
Metal Management, Inc.	12,259	341,291

Wholesale Distribution (0.2%)
Beacon Roofing Supply, Inc. (b)	77,002	1,558,520

Wireless Equipment (0.2%)
InterDigital Communications Corp. (b)	41,747	1,423,573

		682,415,973

Total Common Stocks		851,934,059

Warrant (0.0%)
Infinity BIO-ENERGY Ltd. (b)	189,000	103,950

Total Warrant		103,950

Commercial Paper (0.5%)
Countrywide Home Loans, 0.00%, 10/02/06	4,111,000	4,109,767

Total Commercial Paper		4,109,767

Mutual Fund (1.8%)
AIM Liquid Assets Portfolio	15,568,367	15,568,367

Total Mutual Fund		15,568,367

Total Investments (Cost $757,437,434) (a) - 99.9%		872,244,398
Other assets in excess of liabilities - 0.1%		1,246,006

NET ASSETS - 100.0%		$873,490,404

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Euro	10/02/06	$(4,917)	$(4,924)	$6
Euro	10/03/06	(25,976)	(26,013)	37
Swedish Krone	10/03/06	(11,756)	(11,751)	4

Total Short Contracts:		$(42,649)	$(42,688)	$47

Gartmore Variable Insurance Trust

Gartmore GVIT Money Market Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER (35.2%)
Asset Backed CDO - Trust Preferred (3.7%)
Lockhart Funding LLC (b) (3.7%)
5.32%, 10/02/06	15,000,000	$14,997,800
5.28%, 10/18/06	10,000,000	9,975,067
5.28%, 10/19/06	1,433,000	1,429,217
5.28%, 10/20/06	20,715,000	20,657,273
5.29%, 10/31/06	7,000,000	6,969,142
5.28%, 11/06/06	15,000,000	14,920,800

		68,949,299

Asset Backed - Domestic (2.4%)
Harrier Financial Funding US LLC (2.4%)
5.32%, 10/10/06	10,000,000	9,986,800
5.39%, 10/12/06	20,000,000	19,967,428
5.28%, 10/23/06	14,289,000	14,242,938

		44,197,166

Asset Backed - Mortgages (7.0%)
Georgetown Funding Co. (3.6%)
5.30%, 10/19/06	20,000,000	19,947,000
5.32%, 10/24/06	10,000,000	9,966,011
5.30%, 10/26/06	40,000,000	39,852,778

		69,765,789

Thornburg Mortgage Capital (b) (3.4%)
5.30%, 10/05/06	24,000,000	23,985,867
5.30%, 10/06/06	17,000,000	16,987,486
5.30%, 10/18/06	3,169,000	3,161,069
5.30%, 10/18/06	20,000,000	19,949,944

		64,084,366

		133,850,155

Asset Backed - Repurchase Agreement (0.5%)
Liquid Funding (b) (0.5%)
5.28%, 10/10/06	10,000,000	9,986,800

Asset Backed - Residential Mortgages (8.8%)
Carrera Capital Finance LLC (3.5%)
5.29%, 10/04/06	39,220,000	39,202,710
5.28%, 10/17/06	15,600,000	15,563,392
5.29%, 10/30/06	1,199,000	1,193,891
5.27%, 12/01/06	10,000,000	9,910,703

		65,870,696

Klio II Funding Corp. (b) (2.9%)
5.29%, 10/11/06	20,000,000	19,970,611
5.28%, 10/16/06	30,000,000	29,934,000
5.31%, 10/19/06	5,000,000	4,986,725

		54,891,336

Ormond Quay Funding LLC (2.4%)
5.28%, 10/05/06	10,000,000	9,994,133
5.28%, 10/06/06	30,871,000	30,848,361
5.30%, 10/10/06	1,600,000	1,597,880
5.30%, 10/24/06	3,000,000	2,989,842

		45,430,216

		166,192,248

Asset Backed Trade & Term Receivables (7.1%)
Falcon Asset Securitization Corp. (b) (1.9%)
5.27%, 10/05/06	14,359,000	14,350,592
5.28%, 10/30/06	20,000,000	19,914,934

		34,265,526

Golden Funding Corp. (b) (1.4%)
5.27%, 10/11/06	18,192,000	18,165,369
5.27%, 11/13/06	8,135,000	8,083,792

		26,249,161

Kitty Hawk Funding Corp. (0.5%)
5.27%, 10/16/06	10,000,000	9,978,042

Old Line Funding Corp. (1.7%)
5.30%, 10/02/06	7,616,000	7,614,885
5.31%, 10/11/06	25,000,000	24,963,403

		32,578,288

Preferred Receivables Funding (1.6%)
5.26%, 10/06/06	30,000,000	29,978,083

		133,049,100

Asset Backed - Yankee (5.7%)
Giro Funding Corp. (b) (3.3%)
5.28%, 10/18/06	45,000,000	44,887,799
5.28%, 10/20/06	16,650,000	16,603,602

		61,491,401

Greyhawk Funding LLC (1.6%)
5.45%, 10/02/06	10,000,000	9,998,486
5.23%, 03/19/07	20,000,000	19,508,961

		29,507,447

K2 (USA) LLC (b) (0.5%)
5.39%, 10/16/06	6,515,000	6,500,532
5.29%, 10/23/06	3,500,000	3,488,685

		9,989,217

Stanfield Victoria Funding LLC (0.3%)
5.29%, 10/10/06	5,000,000	4,993,388

		105,981,453

Total Asset Backed Commercial Paper		662,206,221

COMMERCIAL PAPER (25.6%)
Banks (10.7%)
Allianz Finance Corp (2.0%) Allianz Finance
5.27%, 12/06/06	38,000,000	37,632,857

Barclays US Funding Corp. (1.6%)
5.35%, 11/22/06	30,000,000	29,771,200

Dresdner US Finance, Inc. (2.3%)
5.26%, 10/06/06	9,300,000	9,293,212
5.27%, 11/20/06	35,000,000	34,743,820

		44,037,032

KBC Financial Products International, Ltd. (1.2%)
5.27%, 10/02/06	22,299,000	22,295,739

UBS Finance (DE) LLC (3.6%)
5.29%, 10/03/06	34,440,000	34,429,878
5.29%, 10/05/06	20,746,000	20,733,875
5.26%, 10/31/06	12,242,000	12,188,339

		67,352,092

		201,088,920

Building Society (3.9%)
Yorkshire Building Society (3.9%)
5.14%, 10/02/06	14,091,000	14,089,018
5.37%, 11/09/06	15,711,000	15,620,793
5.27%, 11/27/06	38,521,000	38,199,732
5.50%, 11/29/06	4,473,000	4,433,414

		72,342,957

Finance Lessors (3.7%)
PB Finance (Delaware) (3.7%)
5.33%, 10/20/06	20,000,000	19,944,267
5.29%, 11/21/06	20,000,000	19,850,117
5.29%, 12/18/06	30,000,000	29,656,474

		69,450,858

Financial Services (1.5%)
Citigroup Funding, Inc. (1.3%)
5.29%, 10/20/06	25,000,000	24,930,201

Private Export Funding Corp. (0.2%)
5.46%, 10/12/06	3,933,000	3,926,523

		28,856,724

Industrial Machinery & Equipment (2.2%)
Illinois Tool Works, Inc. (2.2%)
5.42%, 10/02/06	40,421,000	40,414,914

Mortgage Bankers & Brokers (2.0%)
Nationwide Building Society (2.0%)
5.26%, 12/13/06	20,650,000	20,429,544
5.26%, 01/08/07	16,730,000	16,488,001

		36,917,545

Personal Credit Institutions (0.5%)
General Electric Capital Corp. (0.5%)
5.14%, 10/10/06	10,000,000	9,987,475

Security Brokers & Dealers (1.1%)
Bear Stearns Cos., Inc. (1.1%)
5.32%, 10/12/07	20,000,000	20,000,000

Total Commercial Paper		479,059,393

FLOATING RATE NOTES (c) (19.9%)
Asset Backed CDO (2.1%)
Commodore CDO I LTD (b) (1.3%)
5.38%, 12/12/06	25,000,000	25,000,000

Newcastle CDO, Ltd. (b) (0.8%)
5.36%, 10/24/06	15,000,000	15,000,000

		40,000,000

Asset Backed - Domestic (2.7%)
CC USA, Inc. (1.1%)
5.31%, 05/23/07	20,000,000	19,998,718

Liquid Funding (b) (1.6%)
5.38%, 08/14/07	30,000,000	29,996,092

		49,994,810

Asset Backed - Yankee (4.7%)
K2 (USA) LLC (b) (1.3%)
5.29%, 10/17/06	25,000,000	24,999,784

Premier Asset Collateralized Entity LLC (1.6%)
5.34%, 06/25/07	30,000,000	29,998,302

Stanfield Victoria Funding LLC (1.8%)
5.30%, 08/15/07	18,000,000	17,997,647
5.31%, 10/25/07	15,000,000	14,998,885

		32,996,532

		87,994,618

Banks - Domestic (2.1%)
HBOS Treasury Services PLC (1.2%)
5.46%, 09/20/07	22,000,000	22,000,000

Wells Fargo & Co. (b) (0.9%)
5.38%, 10/02/07	17,000,000	17,000,000

		39,000,000

Banks - Mortgage (0.7%)
Northern Rock PLC (0.7%)
5.46%, 10/09/07	12,500,000	12,500,000

Insurance (1.5%)
Allstate Life Global Funding (1.5%)
5.34%, 09/27/07	12,500,000	12,500,000
5.38%, 10/05/07	15,000,000	15,000,000

		27,500,000

Personal Credit Institutions (1.5%)
General Electric Capital Corp. (b) (1.5%)
5.46%, 07/09/07	21,000,000	21,000,000
5.43%, 09/17/07	8,000,000	8,000,000

		29,000,000

Security Brokers & Dealers (4.6%)
Bear Stearns Cos., Inc. (1.1%)
5.31%, 01/12/07	20,000,000	20,000,000

Goldman Sachs Group, Inc. (1.9%)
5.41%, 05/15/07	12,000,000	12,000,000
5.42%, 05/17/07	25,000,000	25,000,000

		37,000,000

Morgan Stanley Dean Witter & Co. (1.6%)
5.35%, 10/03/07	30,000,000	30,000,000

		87,000,000

Total Floating Rate Notes		372,989,428

CORPORATE BONDS (11.2%)
Asset Backed - Domestic (3.7%)
CC USA, Inc. (1.1%)
5.26%, 04/30/07	20,000,000	20,000,000

Harrier Financial Funding US LLC (1.3%)
5.48%, 09/20/07	25,000,000	25,000,000

Ormond Quay Funding LLC (1.3%)
5.28%, 01/31/07	25,000,000	24,997,514

		69,997,514

Asset Backed - Repurchase Agreement (1.3%)
Liquid Funding (b) (1.3%)
5.36%, 06/01/07	25,000,000	25,000,000

Asset Backed - Yankee (6.2%)
K2 (USA) LLC (b) (0.8%)
5.43%, 05/29/07	15,000,000	15,000,000

Premier Asset Collateralized Entity LLC (1.3%)
5.31%, 09/25/07	25,000,000	25,000,000

Sigma Finance, Inc. (3.0%)
4.76%, 11/08/06	20,000,000	20,000,000
4.80%, 01/24/07	10,000,000	10,000,000
5.25%, 04/30/07	15,000,000	15,000,000
5.50%, 06/05/07	10,000,000	10,000,000

		55,000,000

Stanfield Victoria Funding LLC (1.1%)
5.72%, 06/25/07	20,000,000	20,000,000

		115,000,000

Total Corporate Bonds		209,997,514

U.S. GOVERNMENT AGENCIES (4.9%)
Federal Home Loan Bank (2.5%)
4.50%, 11/03/06	23,000,000	23,000,000
5.06%, 12/21/06	10,000,000	10,000,000
5.52%, 09/18/07	15,000,000	15,000,000

		48,000,000

Federal Home Loan Mortgage Corp. (2.4%)
4.75%, 12/29/06	17,620,000	17,620,000
5.30%, 05/11/07	10,000,000	10,000,000
5.38%, 06/04/07	16,500,000	16,500,000

		44,120,000

Total U.S. Government Agencies		92,120,000

MUNICIPAL BONDS (2.2%)
Florida Hurricane Catastrophe (1.1%)
5.34%, 10/15/07	20,000,000	20,000,000

Sunshine State Governmental Financing Commission (0.7%)
5.41%, 10/03/06	11,816,000	11,812,481
5.30%, 10/10/06	1,320,000	1,318,251

		13,130,732

		33,130,732

South Carolina Public Service Authority (0.4%)
5.30%, 11/01/06	7,300,000	7,266,684

Total Municipal Bonds		40,397,416

CERTIFICATES OF DEPOSIT (1.1%)
HBOS Treasury Services PLC (1.1%)
5.25%, 04/11/07	20,000,000	20,000,000

Total Certificates of Deposit		20,000,000

Total Investments (Cost $1,876,769,972) (a) - 100.1%		1,876,769,972
Liabilities in excess of other assets - (0.1)%		(1,872,897)

NET ASSETS - 100.0%		$1,874,897,075

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2006. The maturity date represents the actual maturity date.

CDO	Collateralized Debt Obligation

Gartmore Variable Insurance Trust

Gartmore GVIT Money Market Fund II

Statement of Investments

September 30, 2006

(Unaudited)

	Principal Amount	Value
COMMERCIAL PAPERS (82.1%)
Agricultural Services (3.3%)
Cargill, Inc., 5.29%, 10/04/06 (b)	11,000,000	$10,995,151

Asset Backed Securities - Domestic (3.0%)
Harrier Financial Funding US LLC, 5.26%, 10/04/06 (b)	10,000,000	9,995,617

Banks - Domestic (6.2%)
Citigroup Funding, Inc., 5.28%, 10/05/06	10,000,000	9,994,133
State Street Corp., 5.26%, 10/02/06	11,000,000	10,998,393

		20,992,526

Banks - Foreign (15.0%)
Abbey National N America LLC, 5.25%, 10/06/06	10,500,000	10,492,343
Calyon North America, Inc., 5.23%, 10/12/06	10,000,000	9,984,035
National Australia Funding (DE), 5.22%, 10/04/06	10,500,000	10,495,432
Toronto Dominion Bank, 5.24%, 10/05/06	10,000,000	9,994,177
UBS Finance Delaware LLC, 5.25%, 10/05/06	10,000,000	9,994,167

		50,960,154

Breweries (3.8%)
Anheuser-Busch Cos., Inc., 5.26%, 10/02/06 (b)	12,900,000	12,898,115

Building Society (0.4%)
Yorkshire Building Society, 5.27%, 10/02/06	1,500,000	1,499,780

Finance Lessors (3.4%)
PB Finance (Delaware), 5.40%, 10/02/06	877,000	876,868
PB Finance (Delaware), 5.27%, 10/10/06	10,500,000	10,486,167

		11,363,035

Financial Services (13.9%)
Caterpillar Financial Services, 5.21%, 10/12/06	11,000,000	10,982,489
Dresdner U.S. Finance, Inc., 5.26%, 10/02/06	10,000,000	9,998,539
ING (US) Funding LLC, 5.26%, 10/06/06	2,800,000	2,797,954
Prudential Funding LLC, 5.23%, 10/04/06	10,500,000	10,495,424
Rabobank USA Finance Corp., 5.35%, 10/02/06	12,900,000	12,898,083

		47,172,489

Insurance (3.1%)
American General Corp., 5.24%, 10/04/06	10,500,000	10,495,415

Miscellaneous Manufacturing (2.3%)
Honeywell International, 5.35%, 10/04/06 (b)	7,847,000	7,843,502

Newspapers (6.4%)
Gannett Co., 5.26%, 10/03/06 (b)	10,500,000	10,496,932
Scripps, E.W. Co., 5.25%, 10/12/06 (b)	10,955,000	10,937,426

		21,434,358

Personal Credit Institutions (8.9%)
American Honda Finance Corp., 5.26%, 10/06/06	9,075,000	9,068,370
General Electric Capital Corp., 5.21%, 10/04/06	5,000,000	4,997,829
General Electric Capital Corp., 5.20%, 10/10/06	5,000,000	4,993,500
Toyota Motor Credit Corp., 5.20%, 10/03/06 (b)	11,000,000	10,996,823

		30,056,522

Retail (3.0%)
Pitney Bowes, Inc., 5.21%, 10/13/06 (b)	9,994,000	9,976,644

Transportation (3.3%)
Netjets, Inc., 5.25%, 10/12/06 (b)	11,000,000	10,982,354

Variety Stores (6.1%)
Target Corp., 5.28%, 10/10/06	10,000,000	9,986,800
Wal-Mart Stores, 5.20%, 10/11/06	10,500,000	10,484,833

		20,471,633

Total COMMERCIAL PAPERS		277,137,295

ASSET BACKED COMMERCIAL PAPER (18.4%)
Asset Backed - Repurchase Agreement (3.1%)
Liquid Funding Ltd., 5.27%, 10/05/06	10,500,000	10,493,852

Asset Backed - Residential Mortgages (6.1%)
Carrera Capital Finance LLC, 5.27%, 10/04/06	10,000,000	9,995,608
Klio II Funding Corp., 5.27%, 10/10/06	10,500,000	10,486,166

		20,481,774

Asset Backed CDO - Trust Preferred (3.1%)
Lockhart Funding LLC, 5.28%, 10/11/06 (b)	10,500,000	10,484,600

Asset Backed Securities - Yankee (3.1%)
Greyhawk Funding LLC, 5.26%, 10/04/06	10,500,000	10,495,398

Asset Backed Trade & Term Receivables (3.0%)
Kitty Hawk Funding Corp., 5.27%, 10/02/06 (b)	10,000,000	9,998,536

Total ASSET BACKED COMMERCIAL PAPER		61,954,160

Total Investments (Cost $339,091,455) (a) - 100.5%		339,091,455
Liabilities in excess of other assets - (0.5)%		(1,565,056)

NET ASSETS - 100.0%		$337,526,399

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

CDO	Collateralized Debt Obligation

Gartmore Variable Insurance Trust

J.P. Morgan GVIT Balanced Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (62.7%)
AUSTRALIA (0.4%)
Banking (0.1%)
Australia & New Zealand Banking Group Ltd. (f)	2,585	$251,459

Diversified Operations (0.0%)
Brambles Industries Ltd. (f)	3,062	29,073

Financial Services (0.3%)
Macquarie Bank Ltd. (f)	5,812	299,586
Macquarie Infrastructure Group (f)	96,301	229,502

		529,088

Minerals (0.0%)
BHP Billiton Ltd. (f)	2,161	40,954

Public Thoroughfares (0.0%)
Sydney Roads Group (b) (f)	32,100	26,549

		877,123

AUSTRIA (0.1%)
Building & Construction (0.1%)
Wienerberger AG (f)	2,802	132,381

Machinery (0.0%)
Andritz AG (f)	374	57,200

		189,581

BELGIUM (0.3%)
Banking (0.2%)
Fortis (f)	1,613	65,398
Fortis (f)	5,945	241,135
KBC Groep NV (f)	896	94,306

		400,839

Chemicals (0.1%)
Solvay SA (f)	901	116,521

		517,360

BRAZIL (0.1%)
Telecommunications (0.1%)
Telekom Austria AG (f)	6,686	168,597

CHINA (0.2%)
Financial Services (0.2%)
UBS AG (f)	5,978	357,445

DENMARK (0.4%)
Automotive (0.1%)
Volkswagen AG (f)	3,244	191,145

Electric Utilities (0.0%)
RWE AG (f)	392	32,733

Financial Services (0.2%)
Deutsche Bank AG (f)	2,529	304,969

Insurance (0.1%)
Allianz AG (f)	1,130	195,104

Pharmaceuticals (0.0%)
Novo Nordisk A/S (f)	655	48,747

		772,698

FINLAND (0.1%)
Computer Software & Services (0.0%)
TietoEnator Oyj (f)	966	28,381

Machinery (0.1%)
Metso Corp. (f)	4,105	151,056

Wireless Equipment (0.0%)
Nokia Oyj (f)	3,068	60,428

		239,865

FRANCE (1.5%)
Auto Parts & Equipment (0.1%)
Renault SA (f)	1,499	171,676
Banking (0.4%)
Banque Nationale de Paris (f)	3,873	416,161
Societe Generale (f)	1,801	286,093

		702,254

Building & Construction (0.0%)
Bouygues SA (f)	979	52,272

Building Products (0.0%)
Lafarge SA (f)	750	96,737

Chemicals - Diversified (0.1%)
Arkema (b)	2,916	137,572

Chemicals-Specialty (0.1%)
Rhodia SA (b) (f)	55,338	123,379

Diversified Operations (0.1%)
LVMH Moet Hennessy Louis Vuitton SA (f)	2,455	252,457

Electric Utilities (0.1%)
Suez SA (f)	5,298	232,754

Financial Services (0.1%)
Credit Agricole SA (f)	4,100	179,744

Insurance (0.1%)
Axa (f)	7,265	267,675

Manufacturing (0.1%)
Compagnie de Saint-Gobain (f)	3,015	218,556

Oil & Gas (0.2%)
Total SA (f)	5,387	353,291

Pharmaceuticals (0.1%)
Sanofi-Aventis (f)	2,581	229,434

Television (0.0%)
Societe Television Francaise 1 (f)	1,364	43,595

		3,061,396

GERMANY (0.4%)
Auto Manufacturers (0.1%)
Bayerische Motoren Werke AG (f)	1,741	93,182
Daimler Chrysler AG (f)	1,976	98,771
Porsche AG (f)	111	114,757

		306,710

Auto Parts & Equipment (0.1%)
Continental AG (f)	890	103,206

Chemicals (0.1%)
Bayer AG (f)	2,842	144,379
Lanxess (b) (f)	3,318	141,626

		286,005

Manufacturing (0.1%)
Thyssenkrupp AG (f)	3,143	105,640

		801,561

GREECE (0.2%)
Banking (0.0%)
National Bank of Greece SA (f)	1,431	61,734

Building Materials (0.0%)
Titan Cement Co. (f)	2,065	97,873

Gambling (0.2%)
OPAP SA (f)	5,876	197,720

		357,327

HONG KONG (0.1%)
Diversified Operations (0.1%)
Swire Pacific Ltd., Class A (f)	24,000	250,547

IRELAND (0.1%)
Building Products (0.1%)
C.R.H. PLC (f)	4,040	136,476

ITALY (0.5%)
Banking (0.1%)
UniCredito Italiano SPA (f)	36,664	304,234

Building Products (0.1%)
Buzzi Unicem SPA (f)	5,264	124,502

Commercial Banks (0.1%)
Banche Popolari Unite Scpa (f)	5,940	159,857
Banco Popolare di Verona e Novara Scrl (f)	1,804	49,848

		209,705

Oil & Gas (0.2%)
Eni SPA (f)	16,525	490,952

		1,129,393

JAPAN (3.4%)
Automotive (0.2%)
Toyota Motor Corp. (f)	8,000	435,389

Banking (0.1%)
Sumitomo Mitsui Financial Group, Inc. (f)	11	115,524
Sumitomo Trust & Banking Co. Ltd. (The) (f)	4,000	41,961

		157,485

Building & Construction (0.1%)
OBAYASHI CORP. (f)	27,000	190,210

Building - Residential & Commercial (0.1%)
Kajima Corp. (f)	30,000	137,083

Chemicals (0.3%)
Dainippon Ink & Chemical, Inc. (f)	20,000	72,923
Mitsubishi Chemical Holdings Corp. (f)	28,500	178,546
Mitsui Chemicals, Inc. (f)	19,000	136,865
Showa Denko KK (f)	8,000	34,543
Sumitomo Chemical Co. Ltd. (f)	9,000	67,199
UBE Industries Ltd. (f)	60,000	170,263

		660,339

Computer Software & Services (0.3%)
CSK Corp. (f)	4,000	167,542
Elpida Memory, Inc. (b) (f)	4,400	200,005
Fujitsu Ltd. (f)	26,000	214,540
Hitachi Information Systems Ltd. (f)	3,900	73,865

		655,952

Construction Materials & Supplies (0.1%)
Nippon Sheet Glass Co. (f)	28,000	131,640

Consumer Products (0.1%)
Shiseido Co. Ltd. (f)	8,000	159,790

Education (0.1%)
Benesse Corp. (f)	4,800	177,859

Electric Utilities (0.3%)
Kyushu Electric Power Co., Inc. (f)	6,400	151,233
Matsushita Electric Industrial Co. Ltd. (f)	8,000	169,193
Tokyo Electric Power Co. (The) (f)	8,200	236,132

		556,558

Electrical & Electronic (0.0%)
Toshiba Corp. (f)	13,000	84,365

Electrical Equipment (0.2%)
Kyocera Corp. (f)	2,000	171,175
Mitsubishi Electric Corp. (f)	20,000	168,646

		339,821

Electronic Components (0.0%)
NEC Corp. (f)	14,000	76,715

Financial Services (0.3%)
Mitsubishi UFJ Financial Group, Inc. (f)	17	218,779
Mizuho Financial Group, Inc. (f)	14	108,714
Nippon Minings Holdings Inc (f)	19,500	138,213
ORIX Corp. (f)	820	226,590

		692,296

Food Products (0.2%)
Yakult Honsha Co. Ltd. (f)	11,600	340,998

Food & Beverage (0.1%)
Marubenii Corp. (f)	25,000	124,606

Import & Export (0.1%)
Itochu Corp. (f)	18,000	139,681
Sumitomo Corp. (f)	11,000	137,554

		277,235

Medical Equipment & Supplies (0.0%)
Mediceo Paltac Holding Co. (f)	1,500	30,718

Office Equipment & Supplies (0.2%)
Canon, Inc. (f)	7,000	365,862
Ricoh Co. Ltd. (f)	6,000	119,407

		485,269

Oil & Gas (0.1%)
Tokyo Gas Co. Ltd. (f)	42,000	210,641

Pharmaceuticals (0.3%)
Chugai Pharmaceutical Ltd. (f)	10,200	219,521
Daiichi Sankyo Co. Ltd. (f)	11,500	325,762
Suzuken Co. Ltd. (f)	700	26,250

		571,533

Real Estate (0.1%)
Cheung Kong Holdings Ltd. (f)	16,000	171,599

Telecommunication Services (0.0%)
Softbank Corp. (f)	3,300	68,331

Tobacco (0.1%)
Japan Tobacco, Inc. (f)	45	175,185

		6,911,617

NETHERLANDS (0.7%)
Banking (0.0%)
ABN AMRO Holding NV (f)	1,880	54,810

Building & Construction (0.0%)
Koninklijke BAM Groep NV (f)	2,545	44,864

Distribution (0.1%)
Hagemeyer NV (b) (f)	32,196	156,980

Financial Services (0.3%)
ING Groep NV (f)	10,844	476,497

Human Resources (0.1%)
USG People NV (f)	1,878	131,268

Insurance (0.0%)
Aegon NV (f)	2,476	46,419

Oil & Gas (0.0%)
Royal Dutch Shell PLC (f)	2,663	88,041

Printing & Publishing (0.1%)
Wolters Kluwer NV (f)	4,978	129,665

Telecommunication Services (0.1%)
Koninklijke KPN (f)	15,622	199,024

		1,327,568

NORWAY (0.1%)
Food & Beverage (0.1%)
Orkla ASA (f)	5,035	239,485

SINGAPORE (0.2%)
Electronic Components (0.0%)
Venture Corporation Ltd. (f)	11,000	87,080

Telecommunications (0.2%)
Singapore Telecommunications Ltd. (f)	153,900	235,990

		323,070

SPAIN (0.7%)
Banking (0.2%)
Banco Bilbao Vizcaya Argentaria SA (f)	18,779	434,213

Building & Construction (0.1%)
Actividades de Construcciony Servicios SA (f)	2,438	115,505

Oil & Gas (0.1%)
Repsol YPF SA (f)	8,372	248,842

Retail (0.1%)
Industria de Diseno Textil SA (f)	4,251	198,242

Telecommunications (0.2%)
Telefonica SA (f)	25,231	436,720

		1,433,522

SWEDEN (0.2%)
Banking (0.0%)
Svenska Handelsbanked AB, A Shares (f)	834	22,546

Manufacturing (0.2%)
AB SKF (f)	15,489	226,557

Retail (0.0%)
Hennes & Mauritz AB, B Shares (f)	1,900	79,524

Wireless Equipment (0.0%)
Telefonakitiebolaget LM Ericsson, B Shares (f)	13,222	45,697

		374,324

SWITZERLAND (0.7%)
Building Products (0.1%)
Holcim Ltd. (f)	2,003	163,631

Financial Services (0.1%)
Credit Suisse Group (f)	3,526	203,951

Food & Beverage (0.0%)
Barry Callebaut AG (b) (f)	139	66,288

Insurance (0.0%)
Zurich Financial Services AG (f)	335	82,273

Medical-Drugs (0.1%)
Serono SA (f)	206	177,529

Pharmaceuticals (0.3%)
Roche Holding AG (f)	2,400	414,757

Retail (0.1%)
Compagnie Finaciere Richemont AG (f)	4,840	233,155

		1,341,584

UNITED KINGDOM (3.0%)
Brewery (0.0%)
Scottish & Newcastle PLC (f)	3,695	39,419

Building – Residential & Commercial (0.1%)
Taylor Woodrow PLC (f)	21,236	141,231

Business Services (0.1%)
Michael Page International PLC (f)	17,586	126,554

Chemicals (0.1%)
Yule Catto & Co. PLC (f)	25,993	106,956

Consumer Durables (0.2%)
Reckitt Benckiser PLC (f)	7,639	316,417

Distribution (0.1%)
Wolseley PLC (f)	8,939	187,589

Diversified Operations (0.1%)
LVMH Moet Hennessy Louis Vuitton SA (f)	2,455	252,457

Electric Utilities (0.2%)
International Power PLC (f)	36,437	213,376
National Grid Group PLC (f)	10,642	132,878
Scottish & Southern Energy PLC (f)	1,206	29,702

		375,956

Financial Services (0.7%)
Barclays PLC (f)	31,108	392,239
HBOS PLC (f)	1,070	21,155
HSBC Holdings PLC (f)	40,625	741,004
Legal & General Group PLC (f)	11,492	30,613
Man Group PLC (f)	8,286	69,483
Royal Bank of Scotland Group PLC (f)	8,608	296,145

		1,550,639

Food & Beverage (0.2%)
Premier Foods PLC (f)	34,032	169,462
Tate & Lyle PLC (f)	10,902	146,817

		316,279

Insurance (0.1%)
Aviva PLC (f)	16,613	243,374

Mining (0.0%)
BHP Billiton PLC (f)	2,704	46,587

Multimedia (0.1%)
EMAP PLC (f)	3,425	48,237
EMAP PLC, B Shares (b)	4,110	8,464
Vivendi Universal SA (f)	4,126	148,576

		205,277

Oil & Gas (0.4%)
BG Group PLC (f)	19,738	239,813
BP PLC (f)	50,391	550,818

		790,631

Pharmaceuticals (0.2%)
AstraZeneca PLC (f)	3,321	207,397
GlaxoSmithKline PLC (f)	10,961	291,468

		498,865

Retail (0.2%)
Next PLC (f)	2,677	94,983
Tesco PLC (f)	43,685	294,323

		389,306

Technology (0.0%)
Cookson Group PLC (f)	5,535	58,788

Telecommunications (0.1%)
BT Group PLC (f)	11,860	59,571
Vodafone Group PLC (f)	68,424	156,272

		215,843

Transportation (0.1%)
British Airways PLC (b) (f)	15,456	123,500

Utilities (0.1%)
United Utilities PLC (f)	7,980	105,341

Venture Capital (0.0%)
3I Group PLC (f)	973	17,020

Water (0.0%)
Northumbrian Water Group PLC (f)	15,827	82,366

		6,733,400

UNITED STATES (49.3%)
Advertising (0.1%)
Omnicom Group, Inc.	2,050	191,880

Aerospace & Defense (1.1%)
General Dynamics Corp.	3,000	215,010
Goodrich Corp.	6,100	247,172
Honeywell International, Inc.	11,500	470,350
Lockheed Martin Corp.	3,625	311,968
Northrop Grumman Corp.	10,775	733,454
Orbital Sciences Corp. (b)	2,900	54,433
Raytheon Co.	6,200	297,662

		2,330,049

Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	8,000	303,040
Seaboard Corp.	7	8,435

		311,475

Apparel (0.3%)
Coach, Inc. (b)	8,200	282,080
Nike, Inc., Class B	2,600	227,812
Phillips-Van Heusen Corp.	1,800	75,186
Skechers U.S.A., Inc. (b)	825	19,396
Steven Madden Ltd.	250	9,810
Talbots, Inc. (The)	1,600	43,600

		657,884

Auto Parts & Equipment (0.1%)
Advance Auto Parts, Inc.	1,300	42,822
Arvinmeritor, Inc.	1,525	21,716
Autoliv, Inc.	1,200	66,132
CSK Auto Corp. (b)	5,750	81,075
TRW Automotive Holdings Corp. (b)	1,725	41,521

		253,266

Broadcast Media & Cable Television (1.0%)
CBS Corp., Class B	17,400	490,158
Comcast Corp., Class A (b)	2,800	103,180
Cumulus Media, Inc. (b)	1,300	12,428
E.W. Scripps Co., Class A	7,800	373,854
News Corp., Class A	16,400	322,260
Sinclair Broadcast Group, Inc., Class A	5,575	43,764
Viacom, Inc., Class B (b)	16,000	594,880

		1,940,524

Building - Residential & Commercial (0.1%)
D.R. Horton, Inc.	1,200	28,740
Lennar Corp., Class A	1,300	58,825
Toll Brothers, Inc. (b)	5,200	146,016

		233,581

Business Services (0.6%)
Acxiom Corp.	3,100	76,446
Alliance Data Systems Corp. (b)	1,450	80,026
BEA Systems, Inc. (b)	6,000	91,200
Catalina Marketing Corp.	2,750	75,625
Ceridian Corp. (b)	2,750	61,490
Convergys Corp. (b)	3,850	79,503
CSG Systems International, Inc. (b)	500	13,215
eBay, Inc. (b)	12,100	343,155
Fair Issac Corp.	100	3,657
FedEx Corp.	200	21,736
Global Payment, Inc.	1,700	74,817
Plexus Corp. (b)	2,050	39,360
Services Acquisition Corp. International (b)	1,525	13,573
Spherion Corp. (b)	9,025	64,529
Sykes Enterprises, Inc. (b)	5,475	111,415
TeleTech Holdings, Inc. (b)	1,725	26,962

		1,176,709

Cable & Satellite (0.1%)
Directv Group, Inc. (The) (b)	14,200	279,456

Capital Goods (0.1%)
PerkinElmer, Inc.	2,425	45,905
Stanley Works (The)	1,450	72,283

		118,188

Chemicals & Diversified (0.7%)
Air Products & Chemicals, Inc.	1,600	106,192
Dow Chemical Co.	11,100	432,678
Georgia Gulf Corp.	2,500	68,550
Innospec, Inc.	800	23,760
Praxair, Inc.	9,400	556,104
Rohm & Haas Co.	3,800	179,930
Spartech Corp.	1,000	26,770

		1,393,984

Communication Equipment (1.4%)
CommScope, Inc. (b)	600	19,716
Corning, Inc. (b)	31,700	773,797
InterDigital Communications Corp. (b)	1,425	48,593
Motorola, Inc.	35,925	898,125
Qualcomm, Inc.	26,500	963,275
Tellabs, Inc. (b)	8,100	88,776

		2,792,282

Computer Equipment (1.5%)
Apple Computer, Inc. (b)	1,700	130,951
Avocent Corp (b)	800	24,096
Cirrus Logic, Inc. (b)	4,025	29,342
EMC Corp. (b)	700	8,386
Hewlett-Packard Co.	29,375	1,077,769
International Business Machines Corp.	16,750	1,372,495
Juniper Networks, Inc. (b)	6,300	108,864
Lexmark International, Inc. (b)	1,450	83,607
Sun Microsystems, Inc. (b)	33,100	164,507

		3,000,017

Computer Software & Services (2.7%)
Aspen Technology, Inc. (b)	5,150	56,238
Black Box Corp.	1,525	59,353
BMC Software, Inc. (b)	7,200	195,984
Cadence Design Systems, Inc. (b)	4,450	75,472
Cisco Systems, Inc. (b)	46,400	1,067,199
Computer Sciences Corp. (b)	1,600	78,592
EarthLink, Inc. (b)	4,625	33,624
Emulex Corp. (b)	4,575	83,128
EPIQ Systems, Inc. (b)	1,150	16,917
Google, Inc., Class A (b)	700	281,329
infoUSA, Inc.	500	4,150
Inter-Tel, Inc.	2,300	49,680
Intuit, Inc. (b)	2,450	78,621
Magma Design Automation, Inc. (b)	800	7,280
Microsoft Corp.	59,900	1,637,066
MicroStrategy, Inc. (b)	400	40,732
NCR Corp. (b)	1,300	51,324
NVIDIA Corp. (b)	2,450	72,496
Oracle Corp. (b)	71,125	1,261,757
SonicWALL, Inc. (b)	2,750	30,030
Sybase, Inc. (b)	6,775	164,226
Synopsys, Inc. (b)	2,425	47,821
TriZetto Group, Inc. (The) (b)	5,475	82,892
Unisys Corp. (b)	6,075	34,385
Yahoo!, Inc. (b)	2,700	68,256

		5,578,552

Conglomerates (0.7%)
Johnson Controls, Inc.	6,000	430,440
Loews Corp.	6,900	261,510
Tyco International Ltd.	5,100	142,749
United Technologies Corp.	10,400	658,840

		1,493,539

Construction & Building Materials (0.4%)
Caterpillar, Inc.	5,650	371,770
Centex Corp.	2,300	121,026
Deere & Co.	2,300	192,993
LSI Industries, Inc.	400	6,500
Sherwin Williams Co.	1,475	82,276
Texas Industries, Inc.	600	31,236

		805,801

Consumer Products (1.2%)
Chattem, Inc. (b)	1,200	42,144
Colgate-Palmolive Co.	4,400	273,240
CSS Industries, Inc.	200	5,944
Fortune Brands, Inc.	100	7,511
Furniture Brands International, Inc.	2,825	53,788
Kellwood Co.	800	23,064

Kimberly-Clark Corp.	1,225	80,066
Newell Rubbermaid, Inc.	2,700	76,464
Playtex Products, Inc. (b)	3,075	41,205
Procter & Gamble Co.	28,600	1,772,628
Smurfit-Stone Container Corp. (b)	3,250	36,400
Stanley Furniture Co., Inc.	1,100	23,441
Whirlpool Corp.	900	75,699

		2,511,594

Containers & Packaging (0.0%)
Graphic Packaging Corp. (b)	8,775	32,117
Silgan Holdings, Inc.	1,225	46,011

		78,128

Diversified Manufacturing Operations (0.5%)
Danaher Corp.	4,500	309,015
Illinois Tool Works, Inc.	9,500	426,550
Ingersoll-Rand Co.	6,400	243,072
Teleflex, Inc.	1,625	90,415

		1,069,052

Drugs (3.2%)
Abbott Laboratories	23,600	1,146,015
Adolor Corp. (b)	1,050	14,564
Alpharma, Inc., Class A	225	5,263
Amgen, Inc. (b)	18,300	1,308,998
Amylin Pharmaceuticals, Inc. (b)	475	20,933
Bristol-Myers Squibb Co.	400	9,968
Cardiome Pharma Corp. (b)	825	9,529
CV Therapeutics, Inc. (b)	250	2,785
Cypress Bioscience, Inc. (b)	3,225	23,543
Eli Lilly & Co.	2,100	119,700
Illumina, Inc. (b)	725	23,954
ImClone Systems, Inc. (b)	2,500	70,800
Johnson & Johnson, Inc.	5,900	383,146
King Pharmaceuticals, Inc. (b)	4,600	78,338
Martek Biosciences Corp. (b)	175	3,764
Medicis Pharmaceutical Corp., Class A	800	25,880
Merck & Co., Inc.	27,175	1,138,632
MGI Pharma, Inc. (b)	500	8,605
Myogen, Inc. (b)	850	29,818
NBTY, Inc. (b)	2,650	77,566
Nektar Therapeutic (b)	1,450	20,895
OSI Pharmaceuticals, Inc. (b)	200	7,506
Pfizer, Inc.	40,050	1,135,818
Schering-Plough Corp.	34,900	770,941
Theravance, Inc. (b)	500	13,520
United Therapeutics Corp. (b)	350	18,389
Vertex Pharmaceuticals, Inc. (b)	1,600	53,840

		6,522,710

Electrical Equipment (1.6%)
Eaton Corp.	5,000	344,250
EMCOR Group, Inc. (b)	1,125	61,695
Energizer Holdings, Inc. (b)	1,350	97,187
General Electric Co.	75,800	2,675,740
Hologic, Inc. (b)	400	17,408

		3,196,280

Electrical Services (1.7%)
American Electric Power Co., Inc.	5,300	192,761
CMS Energy Corp. (b)	12,800	184,832
Duke Energy Corp.	21,400	646,280
Edison International	15,600	649,583

FirstEnergy Corp.	5,150	287,679
Florida Power & Light, Inc.	700	31,500
Headwaters, Inc. (b)	200	4,670
Northeast Utilities	9,500	221,065
NorthWestern Corp.	1,625	56,843
Pinnacle West Capital Corp.	3,200	144,160
Scana Corp.	2,100	84,567
Sempra Energy	1,525	76,631
Sierra Pacific Resources (b)	13,800	197,892
TXU Corp.	5,200	325,104
Westar Energy, Inc.	700	16,457
Xcel Energy, Inc.	17,600	363,440

		3,483,464

Electronics (0.2%)
Coherent, Inc. (b)	2,325	80,584
Lam Research Corp. (b)	1,850	83,860
Mettler Toledo International, Inc. (b)	300	19,845
Molecular Devices Corp. (b)	1,000	18,490
MTS Systems Corp.	2,425	78,425
Omnivision Technologies, Inc. (b)	3,750	53,513
Sanmina-SCI Corp. (b)	7,300	27,302
Solectron Corp. (b)	400	1,304

		363,323

Financial (4.0%)
American Express Co.	11,000	616,880
AmeriCredit Corp. (b)	3,650	91,214
BISYS Group, Inc. (b)	1,000	10,860
CharterMac	900	17,964
CIT Group, Inc.	12,200	593,286
Citigroup, Inc.	47,500	2,359,324
Countrywide Credit Industries, Inc.	10,850	380,184
Credit Acceptance Corp (b)	300	8,904
Dollar Financial Corp. (b)	1,264	27,580
E*TRADE Financial Corp. (b)	2,950	70,564
Fannie Mae	300	16,773
Federal Agricultural Mortgage Corp., Class C	3,875	102,571
Federated Investors, Inc.	1,300	43,953
First Horizon National Corp.	700	26,607
Franklin Resources, Inc.	2,400	253,800
Freddie Mac	3,200	212,256
Gladstone Capital Corp.	400	8,804
Goldman Sachs Group, Inc.	5,450	921,977
Lehman Brothers Holdings, Inc.	4,450	328,677
Merrill Lynch & Co., Inc.	200	15,644
Morgan Stanley	20,800	1,516,527
Radian Group, Inc.	1,200	72,000
TD Ameritrade Holding Corp. (b)	200	3,770
Washington Mutual, Inc.	10,716	465,825
World Acceptance Corp. (b)	600	26,388

		8,192,332

Financial & Banks (4.0%)
1st Source Corp.	220	6,494
A.G. Edwards, Inc.	325	17,316
Associated Banc-Corp.	2,100	68,250
BancFirst Corp.	2,325	108,624
Bank of America Corp.	50,100	2,683,856
BB&T Corp.	100	4,378
Bear Stearns Cos., Inc.	2,050	287,205
Camden National Corp.	700	28,140
Capital One Financial Corp.	1,400	110,124

CapitalSource, Inc.	3,400	87,788
Comerica, Inc.	7,000	398,440
Commerce Bancshares, Inc.	300	15,171
Community Bank System, Inc.	400	8,864
Corus Bankshares, Inc.	1,225	27,391
FNB Corp.	1,900	68,419
Great Southern Bancorp, Inc.	1,900	53,390
Heartland Financial USA, Inc.	1,325	34,026
Horizon Financial Corp.	700	20,902
KeyCorp	1,700	63,648
Lakeland Financial Corp.	1,400	32,914
Marshall & Ilsley Corp.	4,900	236,082
Moneygram International, Inc.	2,600	75,556
New York Community Bancorp, Inc.	3,000	49,140
PNC Financial Services Group	3,975	287,949
Regions Financial Corp.	2,800	103,012
Simmons First National Corp., Class A	2,225	64,547
State Street Corp.	6,400	399,360
Suffolk Bancorp	1,425	45,486
Taylor Capital Group, Inc.	700	20,685
TCF Financial Corp.	11,150	293,134
U.S. Bancorp	34,350	1,141,107
W Holding Co., Inc.	800	4,728
Wachovia Corp.	4,547	253,723
Wells Fargo Co.	30,700	1,110,726

		8,210,575

Food & Beverage (0.9%)
Coca-Cola Co. (The)	16,600	741,687
Coca-Cola Enterprises, Inc.	11,900	247,877
Del Monte Foods Co.	8,650	90,393
Kellogg Co.	1,100	54,472
Kraft Foods, Inc.	9,700	345,902
M & F Worldwide Corp. (b)	1,625	23,888
Pilgrim’s Pride Corp.	400	10,940
SYSCO Corp.	8,200	274,290

		1,789,449

Funeral Services (0.0%)
Alderwoods Group, Inc. (b)	2,625	52,054

Healthcare (2.2%)
Becton, Dickinson & Co.	400	28,268
Boston Scientific Corp. (b)	3,000	44,370
Cephalon, Inc. (b)	1,300	80,275
Coventry Health Care, Inc. (b)	1,312	67,594
Datascope Corp.	1,325	44,348
Emdeon Corp. (b)	5,850	68,504
Humana, Inc. (b)	1,150	76,004
Immucor, Inc. (b)	500	11,205
LifeCell Corp. (b)	875	28,193
Magellan Health Services (b)	1,425	60,705
McKesson Corp.	11,150	587,827
Medco Health Solutions, Inc. (b)	2,800	168,308
Medtronic, Inc.	300	13,932
Mentor Corp.	1,025	51,650
Mylan Laboratories, Inc.	3,700	74,481
PER-SE Technologies, Inc. (b)	2,325	52,964
Sepracor, Inc. (b)	5,700	276,107
Sierra Health Services, Inc. (b)	1,900	71,896
UnitedHealth Group, Inc.	3,600	177,120
Wellcare Health Plans, Inc. (b)	1,400	79,282

WellPoint, Inc. (b)	14,650	1,128,782
Wyeth	23,700	1,204,907
Zimmer Holdings, Inc. (b)	100	6,750

		4,403,472

Hotels & Motels (0.3%)
Hilton Hotels Corp.	600	16,710
Host Marriott Corp.	17,350	397,835
Marriott International, Inc., Class A	900	34,776
Starwood Hotels & Resorts Worldwide, Inc.	3,300	188,727
Vail Resorts, Inc. (b)	1,125	45,023

		683,071

Household Furnishing & Appliances (0.1%)
Kimball International, Inc., Class B	2,225	42,943
Mohawk Industries, Inc. (b)	1,900	141,455

		184,398

Industrial Goods & Services (0.1%)
Fuller (H. B.) Co.	1,450	33,988
Kaman, Class A	2,425	43,674
Nordson Corp.	2,325	92,675

		170,337

Insurance (2.3%)
ACE Ltd.	3,800	207,974
Aetna, Inc.	7,300	288,715
Allstate Corp. (The)	600	37,638
AMBAC Financial Group, Inc.	8,300	686,824
American Financial Group, Inc.	1,750	82,128
American International Group, Inc.	3,900	258,414
AmerUs Group Co.	300	20,403
Argonaut Group, Inc. (b)	700	21,721
Assurant, Inc.	3,500	186,935
Chubb Corp. (The)	7,400	384,504
CIGNA Corp.	1,500	174,480
Conseco, Inc. (b)	1,350	28,337
Genworth Financial, Inc., Class A	12,200	427,122
Great American Financial Resources, Inc.	2,250	47,093
Hartford Financial Services Group, Inc.	7,400	641,949
LandAmerica Financial Group, Inc.	400	26,316
Lincoln National Corp.	100	6,208
MBIA, Inc.	10,000	614,400
MGIC Investment Corp.	1,100	65,967
Navigators Group, Inc. (The) (b)	500	24,005
ProAssurance Corp. (b)	500	24,640
Protective Life Corp.	2,700	123,525
Prudential Financial, Inc.	900	68,625
St. Paul Travelers Cos., Inc.	5,100	239,139
W.R. Berkley Corp.	2,100	74,319

		4,761,381

Leisure & Amusements (0.3%)
Carnival Corp.	6,500	305,695
Dover Downs Gaming & Entertainment, Inc.	150	1,823
Walt Disney Co. (The)	10,550	326,100

		633,618

Machinery (0.3%)
AGCO Corp. (b)	400	10,140
Cummins, Inc.	650	77,500

Cymer, Inc. (b)	1,525	66,963
Flowserve Corp. (b)	625	31,619
Imation Corp.	2,425	97,364
Manitowoc Co., Inc. (The)	1,850	82,862
Parker-Hannifin Corp.	1,000	77,730
Terex Corp. (b)	4,200	189,923
Toro Co. (The)	1,025	43,224

		677,325

Medical Products (0.5%)
Baxter International, Inc.	16,000	727,360
Bruker BioSciences Corp. (b)	11,875	83,244
DJ Orthopedics, Inc. (b)	1,625	67,486
Laboratory Corporation of America	1,150	75,406
Holdings (b)
LCA-VISION, Inc.	600	24,786
MedImmune, Inc. (b)	1,800	52,578
Thoratec Corp. (b)	1,100	17,171
Zoll Medical Corp. (b)	800	28,712

		1,076,743

Metals & Mining (0.6%)
Alcoa, Inc.	13,200	370,128
Freeport-McMoRan Copper & Gold,	1,500	79,890
Inc., Class B
Phelps Dodge Corp.	3,400	287,980
Quanex Corp.	950	28,833
Reliance Steel & Aluminum Co.	1,700	54,638
Southern Copper Corp.	850	78,625
Stillwater Mining Co. (b)	2,450	20,580
United States Steel Corp.	5,300	305,704
USEC, Inc.	1,000	9,640

		1,236,018

Motorcycle Manufacturers (0.1%)
Harley-Davidson, Inc.	2,150	134,913

Office Equipment & Services (0.1%)
CompX International, Inc.	825	12,862
Marlin Business Services, Inc. (b)	1,450	30,305
Standard Register Co. (The)	6,600	87,120
Xerox Corp. (b)	3,550	55,238

		185,525

Music (0.0%)
WMG Holdings Corp., 9.50%, 12/15/14	10,000	7,450

Oil & Gas (4.5%)
Anadarko Petroleum Corp.	4,500	197,235
Baker Hughes, Inc.	2,000	136,400
BJ Services Co.	1,200	36,156
Chesapeake Energy Corp.	3,100	89,838
ChevronTexaco Corp.	12,500	810,749
Clayton Williams Energy, Inc. (b)	525	15,908
ConocoPhillips	20,329	1,210,184
Devon Energy Corp.	3,900	246,285
Energen Corp.	1,850	77,460
EOG Resources, Inc.	2,300	149,615
Exxon Mobil Corp.	42,950	2,881,944
Forest Oil Corp. (b)	1,050	33,170
Frontier Oil Corp.	1,300	34,554
Giant Industries, Inc. (b)	200	16,240
Global Industries Ltd. (b)	2,125	33,065
Halliburton Co.	10,400	295,880
Harvest Natural Resources, Inc. (b)	600	6,210
Helmerich & Payne, Inc.	600	13,818
Holly Corp.	400	17,332

Marathon Oil Corp.	7,775	597,898
Mariner Energy, Inc. (b)	809	14,861
NICOR, Inc.	2,625	112,245
Noble Corp.	1,100	70,598
Occidental Petroleums Corp.	8,200	394,502
ONEOK, Inc.	2,000	75,580
Plains Exploration & Product Co. (b)	2,425	104,057
Schlumberger Ltd.	7,100	440,413
Swift Energy Co. (b)	600	25,092
Todco, Class A (b)	625	21,625
Valero Energy Corp.	7,200	370,584
Veritas DGC, Inc. (b)	1,825	120,122
Weatherford International Ltd. (b)	5,100	212,772
XTO Energy, Inc.	3,600	151,668

		9,014,060

Paper & Forest Products (0.1%)
Weyerhaeuser Co.	2,500	153,825

Pharmaceuticals (0.1%)
Adams Respiratory Therapeutics, Inc. (b)	500	18,295
Alexion Pharmaceuticals, Inc. (b)	550	18,689
Alkermes, Inc. (b)	525	8,321
AmerisourceBergen Corp.	1,500	67,799
AVANIR Pharmaceuticals (b)	1,575	10,899
Cubist Pharmaceuticals, Inc. (b)	1,025	22,284
ICOS Corp. (b)	400	10,024
Nastech Pharmaceutical Co., Inc. (b)	1,125	17,168
Neurocrine Biosciences, Inc. (b)	200	2,150
Progenics Pharmaceuticals, Inc. (b)	375	8,798
Renovis, Inc. (b)	2,125	29,240
Viropharma, Inc. (b)	625	7,606
Xenoport, Inc. (b)	850	17,315

		238,588

Printing & Publishing (0.5%)
American Greetings Corp., Class A	2,425	56,066
Gannett Co., Inc.	13,400	761,522
McGraw-Hill Cos., Inc. (The)	3,075	178,442
New York Times Co. (The), Class A	1,000	22,980
RR. Donnelley & Sons Co.	400	21,160

		1,040,170

Railroad equipment (0.0%)
Wabtec Corp.	1,300	35,269

Railroads (0.8%)
Burlington Northern Santa Fe Corp.	2,850	209,304
CSX Corp.	17,200	564,676
Norfolk Southern Corp.	21,250	936,063

		1,710,043

Real Estate (0.2%)
CB Richard Ellis Group, Inc., Class A (b)	3,750	92,250
Jones Lang Lasalle, Inc.	1,000	85,480
ProLogis	1,000	57,060
Ventas, Inc.	2,150	82,861

		317,651

Real Estate Investment Trusts (0.5%)
American Home Mortgage Investment Corp.	1,225	42,716
Anthracite Capital, Inc.	5,475	70,409
Apartment Investment & Management Co.	3,700	201,316

Arbor Realty Trust, Inc.	700	17,892
Centracore Properties Trust	1,025	32,544
Cousins Properties, Inc.	3,025	103,485
Hospitality Properties Trust	1,300	61,360
Mid-America Apartment Communities, Inc.	1,825	111,727
New Century Financial Corp.	1,800	70,758
Ramco-Gershenson Properties Trust	2,425	77,479
Sunstone Hotel Investors, Inc.	2,825	83,959
Taubman Centers, Inc.	3,000	133,260
Winston Hotels, Inc.	2,825	34,804

		1,041,709

Restaurants (0.3%)
Darden Restaurants, Inc.	1,750	74,323
Domino’s Pizza, Inc.	2,100	53,865
Luby’s Cafeteria, Inc. (b)	4,450	43,922
McDonald’s Corp.	10,750	420,539
Papa John’s International, Inc. (b)	1,400	50,554

		643,203

Retail (2.7%)
Abercrombie & Fitch Co.	2,900	201,492
American Eagle Outfitters Ltd.	2,100	92,043
Anntaylor Stores Corp. (b)	2,050	85,813
Barnes & Noble, Inc.	2,525	95,799
Best Buy Co., Inc.	4,200	224,952
Big Lots, Inc. (b)	700	13,867
Books-A-Million, Inc.	1,800	32,130
CVS Corp.	10,300	330,836
Family Dollar Stores, Inc.	500	14,620
Federated Department Stores, Inc.	3,000	129,630
Home Depot, Inc.	1,900	68,913
J.C. Penney Co., Inc.	10,500	718,094
Jones Apparel Group, Inc.	600	19,464
Kohl’s Corp. (b)	9,200	597,263
Kroger Co. (The)	12,400	286,936
Longs Drug Stores Corp.	1,025	47,160
Lowe’s Cos., Inc.	6,300	176,778
Nordstrom, Inc.	100	4,230
Office Depot, Inc. (b)	1,750	69,475
Officemax, Inc.	1,850	75,369
Payless ShoeSource, Inc. (b)	4,450	110,805
Rite Aid Corp. (b)	6,275	28,489
Safeway, Inc.	10,900	330,815
Sears Holdings Corp. (b)	1,900	300,371
Staples, Inc.	16,500	401,445
SUPERVALU, INC.	3,475	103,034
Target Corp.	8,900	491,725
Wal-Mart Stores, Inc.	6,500	320,580
WESCO International, Inc. (b)	1,300	75,439

		5,447,567

Semiconductors (0.9%)
Altera Corp. (b)	5,900	108,442
Asyst Technologies, Inc. (b)	1,000	6,760
Atmel Corp. (b)	14,300	86,372
Broadcom Corp., Class A (b)	8,600	260,924
Freescale Semiconductor, Inc., Class B (b)	2,500	95,025
Intel Corp.	4,200	86,394
Intersil Holding Corp., Class A	2,700	66,285
KLA-Tencor Corp.	1,200	53,364

Linear Technology Corp.	6,900	214,728
LSI Logic Corp. (b)	9,425	77,474
Mattson Technology, Inc. (b)	1,000	8,300
Maxim Integrated Products, Inc.	300	8,421
MEMC Electronic Materials, Inc. (b)	2,250	82,418
Novellus Systems, Inc. (b)	3,000	82,980
ON Semiconductor Corp. (b)	12,650	74,382
PMC-Sierra, Inc. (b)	3,800	22,572
Texas Instruments, Inc.	600	19,950
Varian Semiconductor Equipment Associates., Inc. (b)	2,050	75,235
Xilinx, Inc.	19,000	417,049

		1,847,075

Steel (0.2%)
Chaparral Steel Co. (b)	1,400	47,684
Nucor Corp.	5,400	267,246
Steel Dynamics, Inc.	3,125	157,656

		472,586

Technology (0.1%)
Intergraph Corp. (b)	2,625	112,560
Micrel, Inc. (b)	4,125	39,559
Sensient Technologies Corp.	900	17,613
Tech Data Corp. (b)	100	3,653

		173,385

Telecommunications (1.6%)
ADTRAN, Inc.	800	19,072
AT&T, Inc.	34,525	1,124,133
Bellsouth Corp.	5,050	215,888
Carrier Access Corp. (b)	600	4,260
CenturyTel, Inc.	1,850	73,390
Citizens Communications Co.	2,800	39,312
Dobson Communications Corp., Class A (b)	6,375	44,753
EchoStar Communications Corp., Class A (b)	400	13,096
Embarq Corp.	1,837	88,856
Lightbridge, Inc. (b)	400	4,688
Sprint Corp.	25,400	435,610
TALK America Holdings, Inc. (b)	2,325	22,088
Verizon Communications, Inc.	31,900	1,184,446

		3,269,592

Tobacco (1.2%)
Altria Group, Inc.	26,750	2,047,712
Loews Corp - Carolina Group	1,425	78,931
Reynolds American, Inc.	4,450	275,767

		2,402,410

Toys (0.0%)
Marvel Entertainment, Inc. (b)	4,200	101,388

Transportation Services (0.2%)
Arkansas Best Corp.	400	17,212
Con-way, Inc.	600	26,892
Continental Airlines, Class B (b)	5,475	154,996
EGL, Inc. (b)	400	14,576
Laidlaw International, Inc.	3,050	83,357
Pacer International, Inc.	800	22,208
Sabre Holdings, Inc.	3,250	76,018
UAL Corp. (b)	2,150	57,126

		452,385

Waste Management (0.1%)
Waste Management, Inc.	5,000	183,400

Total COMMON STOCKS		127,532,827

COMMERCIAL PAPER (7.1%)
Financial Services (7.1%)
Alpine Securitization Corp., 5.25%, 10/10/06	1,000,000	998,810
Barton Capital Corp., 5.25%, 10/11/06	1,500,000	1,497,989
Ciesco LLC, 5.25%, 10/19/06	1,250,000	1,246,863
Clipper Receivables Corp., 5.25%, 10/25/06	1,250,000	1,244,531
Crown Point Capital Co. LLC, 5.27%, 10/16/06	1,250,000	1,247,400
Danske Corp., 5.26%, 10/17/06	1,000,000	997,810
Fairway Finance Co., 5.26%, 10/20/06	1,500,000	1,496,010
Fortis Banque Luxemborg SA, 5.26%, 11/09/06	1,250,000	1,243,088
Mane Funding Corp., 5.26%, 10/10/06	1,250,000	1,248,513
Scaldis Capital Ltd., 5.25%, 10/10/06	1,000,000	998,688
UBS Americas, Inc., 5.25%, 10/16/06	1,250,000	1,247,450
Yorktown Capital, 5.26%, 10/25/06	1,000,000	996,493

Total COMMERCIAL PAPER		14,463,645

MUTUAL FUNDS (4.8%)
AIM Liquid Assets Potfolio	9,796,038	9,796,038

Total MUTUAL FUNDS		9,796,038

CORPORATE BONDS (8.5%)
Auto Related (0.0%)
Breed Technologies, Inc., 0.00%, 04/15/08 (e) (f) (g)	125,000	0
General Motors Acceptance Corp., 6.88%, 08/28/12	25,000	24,745

Banks (1.1%)
Barlcays Bank PLC, 5.93%, 12/15/16 (d)	335,000	335,000
Commonwealth Bank of Australia, 6.02%, 03/15/16 (h)	225,000	224,845
HBOS PLC, 5.92%, 10/01/15 (d) (h)	200,000	193,483
Industrial Bank of Korea, 4.00%, 05/19/14 (d)	180,000	172,547
Kaupthing Bank, 5.75%, 10/04/11 (d)	145,000	144,330
Korea First Bank, 7.27%, 03/03/34 (d)	165,000	177,525
Landsbank Island, 6.10%, 08/25/11	160,000	159,958
Shinsei Finance, 7.16% 07/25/16 (d)	115,000	114,784
Suntrust Bank, 2.50%, 11/01/06	275,000	274,367
United Overseas Bank Ltd., 5.38%, 09/03/19 (d)	275,000	269,476
Woori Bank, 5.75%, 03/13/14 (d)	160,000	160,574

		2,226,889

Broadcast Media & Cable Television (0.2%)
Charter Communications LLC, 8.00%, 04/30/12 (d)	20,000	20,150
Comcast Corp., 6.50%, 01/15/15	125,000	130,484
Comcast Corp., 5.90%, 03/15/16	70,000	70,032
Comcast Corp., 4.95%, 06/15/16	30,000	27,972
DIRECTV Holdings/Finance, 6.38%, 06/15/15	15,000	14,100
Echostar DBS Corp., 7.13%, 02/01/16 (d)	45,000	43,481

		306,219

Building - Residential & Commercial (0.0%)
Beazer Homes USA, Inc., 6.88%, 07/15/15	30,000	27,150
D.R. Horton, Inc., 5.63%, 09/15/14	20,000	18,856
D.R. Horton, Inc., 8.50%, 04/15/12	30,000	31,437

		77,443

Casino Hotels (0.0%)
MGM Mirage, Inc., 5.88%, 02/27/14	30,000	27,788

Chemicals (0.0%)
Huntsman LLC, 11.50%, 07/15/12	30,000	34,125
Nalco, 7.75%, 11/15/11	10,000	10,200
Polyone Corp., 10.63%, 05/15/10	10,000	10,750

		55,075

Commercial Services (0.0%)
Iron Mountain, Inc., 7.75%, 01/15/15	10,000	10,000
Iron Mountain, Inc., 6.63%, 01/01/16	35,000	32,900

		42,900

Computer Services (0.2%)
Cisco Systems, Inc., 5.25%, 02/22/11	395,000	396,663
UGS Corp., 10.00%, 06/01/12	25,000	27,000

		423,663

Containers (0.0%)
Alltrista Corp., 9.75%, 05/01/12	10,000	10,550
Owens-Brockway Glass Container, 8.25%, 05/15/13	20,000	20,500

		31,050

Diversified Manufacturing Operations (0.1%)
Hutchinson Whamp International Ltd., 7.45%, 11/24/33 (d)	145,000	164,345

Electrical Services (0.8%)
Alabama Power Co., 2.80%, 12/01/06	130,000	129,475
Appalachian Power Co., 5.80%, 10/01/35	110,000	103,886
Dominion Resources Inc., 6.30%, 09/30/66	110,000	109,771
Dominion Resources, Inc., 8.13%, 06/15/10	50,000	54,420
Dominion Resources, Inc., 7.20%, 09/15/14	95,000	103,446
Dominion Resources, Inc., 5.15%, 07/15/15	120,000	115,295
FPL Group Capital, Inc., 6.35%, 10/01/66	55,000	55,677
GE Equipment Small Ticket LLC, 4.38%, 07/22/09	200,000	198,267
MidAmerican Energy Holdings, 6.13%, 04/01/36 (d)	170,000	171,837
Nisource Finance Corp., 5.45%, 09/15/20	195,000	181,470
Ohio Power Co. IBC, 6.00%, 06/01/16	80,000	82,157
Pacificorp, 4.30%, 09/15/08	125,000	123,127
Puget Sound Energy, Inc., 6.27%, 03/15/37	95,000	96,661
Xcel Energy, Inc., 6.50%, 07/01/36	80,000	84,403

		1,609,892

Electronics - Military (0.0%)
L-3 Communications Corp., 5.88%, 01/15/15	15,000	14,250

Financial Products & Services (1.8%)
American General Finance Corp., 3.00%, 11/15/06	315,000	314,137
American General Finance Corp., 4.50%, 11/15/07	330,000	327,409
Arch Western Finance, 6.75%, 07/01/13	25,000	24,000
Capital One Financial, 8.75%, 02/01/07	375,000	378,834
Ford Motor Credit Co., 7.08%, 01/15/10	15,000	14,145
Ford Motor Credit Co., 7.25%, 10/25/11	20,000	18,862
Goldman Sachs Group, Inc., 6.45%, 05/01/36	250,000	255,123
International Lease Finance Corp., 4.88%, 09/01/10	115,000	113,624
Kaupthing Bank, 7.13%, 05/19/16 (d)	190,000	199,724
Merrill Lynch & Co., 6.22%, 09/15/26	210,000	213,622
Mizuho JGB Investment, 9.87%, 06/30/08 (d) (h)	190,000	203,498
Mizuho Preferred Capital, 8.79%, 06/30/08 (d) (h)	310,000	326,550
Residential Capital Corp., 6.13%, 11/21/08	315,000	316,233
Residential Capital Corp., 6.38%, 06/30/10	485,000	490,711
Residential Capital Corp., 7.34%, 04/17/09 (d)	455,000	457,048

		3,653,520

Funeral Services & Related Items (0.0%)
Service Corporation Intl., 7.38%, 10/01/14 (d)	30,000	30,188

Healthcare (0.0%)
HCA, Inc., 6.95%, 05/01/12	10,000	8,763
HCA, Inc., 6.50%, 02/15/16	10,000	8,000

		16,763

Home Furnishings (0.0%)
Sealy Mattress Co., 8.25%, 06/15/14	25,000	25,500

Hotels & Motels (0.0%)
Starwood Hotels & Resorts, 7.38%, 11/15/15	5,000	5,063
Vail Resorts, Inc., 6.75%, 02/15/14	30,000	29,325

		34,388

Insurance (0.2%)
Lincoln National Corp., 7.00%, 05/17/66	95,000	99,504
Reinsurance Group of America, Inc., 6.75%, 12/15/65	200,000	194,607
Stingray Pass Through, 5.90%, 01/12/15	180,000	175,813

		469,924

Mining (0.1%)
Newmont Mining Corp., 5.88%, 04/01/35	120,000	112,608

Motion Pictures & Services (0.2%)
Viacom, Inc., 6.25%, 04/30/16 (d)	360,000	356,841

Motor Vehicles (0.3%)
Daimler Chrysler NA Holding Corp, 5.88%, 03/15/11	550,000	550,722
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	123,763
TRW Automotive, Inc., 9.38%, 02/15/13	21,000	22,365

		696,850

Office Supplies (0.0%)
Acco Brands Corp., 7.63%, 08/15/15	25,000	24,188

Oil & Gas (0.7%)
Anadarko Petroleum Corp., 5.95%, 09/15/16	155,000	156,852
BP Capital Markets PLC, 2.75%, 12/29/06	205,000	203,744
Chesapeake Energy Corp., 6.50%, 08/15/17	20,000	18,750
Duke Capital Corp., 6.75%, 02/15/32	150,000	158,994
Enterprise Production Operations, 5.00%, 03/01/15	175,000	164,116
Enterprise Production Operations, 6.65%, 10/15/34	50,000	50,062
Gazprom International SA, 7.20%, 02/01/20	305,000	319,883
Ras Laffan, 5.83%, 09/30/16 (d)	250,000	250,000
Sonat, Inc., 7.63%, 07/15/11	15,000	15,375

		1,337,776

Paper & Forest Products (0.0%)
Georgia-Pacific Corp., 7.70%, 06/15/15	25,000	24,875

Pharmaceuticals (0.1%)
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	110,000	105,862

Private Corrections (0.0%)
Corrections Corp. of America, 6.25%, 03/15/13	10,000	9,800

Real Estate (0.3%)
ISTAR Financial, Inc., 5.95%, 10/15/13 (d)	475,000	477,400
SocGen Real Estate LLC, 7.64%, 09/30/07 (d) (h)	90,000	91,934

		569,334

Sovereign (0.7%)
Federal Republic of Brazil, 12.25%, 03/06/30	90,000	144,900
Republic of Argentina, 4.01%, 08/03/12	205,000	143,398
Republic of Peru, 7.35%, 07/21/25	75,000	79,950
Republic of Venezuela, 5.75%, 02/26/16	83,500	76,403

Republic of Venezuela, 13.63%, 08/15/18	18,000	26,730
Republic of Venezuela, 7.00%, 12/01/18	10,000	9,925
Republic of Venezuela, 9.38%, 01/13/34	115,000	142,140
Russian Federation, 12.75%, 06/24/28	235,000	421,707
United Mexican States, 8.00%, 09/24/22	225,000	269,437
WMG Holdings Corp., 9.50%, 12/15/14	10,000	7,450

		1,322,040

Special Purpose Entity (1.1%)
Consolidated Communications Holdings, 9.75%, 04/01/12	15,000	15,825
Core Invest Grade Trust, 4.66%, 11/30/07	583,696	579,597
Deutsche Bank NY, 5.66%, 01/19/16 (d)	205,000	199,873
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	45,788
Jostens, Inc., 7.63%, 10/01/12	15,000	15,075
Mizuho Capital Investment 1 Ltd., 6.69%, 06/30/16 (d) (h)	204,000	205,758
MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16 (h)	180,000	181,460
Pricoa Global Funding I, 3.90%, 12/15/08 (d)	400,000	388,523
Resona PFD Global Securities, 7.19%, 07/30/15 (d)	290,000	300,150
Westfield Group, 5.70%, 10/01/16 (d)	205,000	204,490

		2,136,539

Telecommunications (0.6%)
AT&T, Inc., 7.50%, 05/01/07	150,000	151,743
AT&T, Inc., 6.80%, 05/15/36	195,000	204,854
Embarq Corp., 7.08%, 06/01/16	165,000	168,316
Embarq Corp., 8.00%, 06/01/36	70,000	74,123
Qwest Communications International, 8.91%, 02/15/09	20,000	20,375
Qwest Corp., 8.88%, 03/15/12	5,000	5,456
Rogers Wireless, Inc., 6.38%, 03/01/14	20,000	19,925
Sprint Capital Corp., 6.90%, 05/01/19	145,000	150,895
Telcom Italia Capital, 7.20%, 07/18/36	130,000	133,613
Tele-Communications, Inc., 7.88%, 08/01/13	30,000	33,523
Verizon Global Funding Corp., 5.85%, 09/15/35	225,000	211,987

		1,174,810

Transportation - Rail (0.0%)
BNSF Funding Trust I, 6.61%, 12/15/55	75,000	75,382

Total CORPORATE BONDS		17,181,447

MORTGAGE-BACKED SECURITIES (27.8%)
Federal Home Loan Mortgage Corporation (4.7%)
5.13%, 10/15/08	850,000	852,385

5.00%, 11/15/28	644,593	640,214
6.75%, 03/15/31	375,000	457,890
6.50%, 09/25/33	430,739	438,170
6.00%, 02/01/35	262,077	263,516
6.50%, 05/15/35	316,092	325,480
TBA, 6.50%, 11/01/33	3,720,000	3,786,260
TBA, 5.50%, 11/15/36	1,970,000	1,941,065
TBA, 6.00%, 11/15/36	850,000	853,719

		9,558,699

Federal National Mortgage Association (13.3%)
5.00%, 03/15/16	1,355,000	1,356,141
6.63%, 11/15/30	30,000	36,023
6.50%, 10/25/33	408,406	415,008
6.50%, 10/25/33	408,406	415,008
6.50%, 12/25/33	399,923	406,997
6.50%, 12/25/33	322,588	328,348
6.50%, 02/01/35	402,933	410,393
7.00%, 02/01/35	106,628	109,542
7.00%, Pool #842302 09/01/35	346,383	355,850
7.00%, Pool #839151 11/01/35	1,104,001	1,134,176
7.00%, Pool #863011 11/01/35	299,770	307,964
7.00%, Pool #844616 12/01/35	1,008,945	1,036,522
7.00%, Pool #845114 05/01/36	46,702	47,974
7.00%, Pool #256317 07/01/36	54,130	55,604
7.00%, Pool #745780 08/01/36	353,687	363,354
7.00%, Pool #900965 09/01/36	899,073	923,555
TBA, 6.00%, 10/18/16	350,000	355,250
TBA, 4.50%, 10/01/18	1,050,000	1,012,922
TBA, 5.50%, 10/01/18	3,056,000	3,054,090
TBA, 6.50%, 11/01/32	5,705,000	5,804,837
TBA, 6.00%, 10/15/35	20,000	20,088
TBA, 5.00%, 11/15/35	2,751,000	2,642,679
TBA, 5.00%, 12/01/35	2,825,000	2,712,881
TBA, 5.00%, 10/15/36	90,000	86,484
TBA, 6.00%, 11/15/36	3,350,000	3,362,563

		26,754,253

Financial Services (8.5%)
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.67%, 03/07/11	550,000	539,800
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	251,392
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	374,464
Capital Auto Receivables Asset Trust, Series 06-1, Class A3, 5.03%, 10/15/09	340,000	339,193
Capital One Master Trust, Series 01-BA, Class A, 4.60%, 08/17/09	420,000	419,926
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, 3.65%, 07/15/11	520,000	506,629
Carmax Auto Owner Trust, Series 05-2, Class A3, 4.21%, 01/15/10	335,000	331,373
Citigroup Commercial Mortgage Trust, Series 06-C4, Class A3, 5.91%, 03/15/49	265,000	273,269
CNH Equipment Trust, Series 05-B, Class A3, 4.27%, 01/15/10	125,000	123,393

Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	685,267	683,554
Countrywide Alternative Loan Trust, Series 06-12CB, Class A6, 6.00%, 05/25/36	497,915	496,658
Countrywide Alternative Loan Trust, Series 06-23CB, Class 2A1, 6.50%, 08/25/36	544,354	548,256
Countrywide Alternative Loan Trust, Series 06-31CB, Class A15, 6.00%, 11/25/36	420,000	417,047
Countrywide Alternative Loan Trust, Series 06-J5, Class 1A1, 6.50%, 09/25/36	794,610	803,354
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	178,597
Credit Suisse Mortgage Capital Certificates, Series 06-C3, Class A3, 5.83%, 06/15/38	400,000	415,803
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/18/35	270,000	281,010
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	116,509	117,814
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	476,092
Fannie Mae, Series 06-78, Class BC, 6.50%, 01/25/34	347,634	353,488
Ford Credit Auto Owner Trust, Series 06-B, Class A3, 5.28%, 10/15/10	875,000	878,144
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,165,532
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A4, 4.80%, 08/10/42	285,000	274,854
Household Automotive Trust, Series 03-2, Class A4, 3.02%, 12/17/10	315,694	310,560
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 5.76%, 09/25/34	225,087	227,057
LB-UBS Commercial Mortgage Trust, Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	466,460
LB-UBS Commercial Mortgage Trust, Series 06-C1, Class A4, 5.16%, 02/15/31	250,000	246,643
LB-UBS Commercial Mortgage Trust, Series 06-C4, Class A4, 5.86%, 06/15/38	190,000	198,790
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	473,295
Merrill Lynch Mortgage Trust, Series 06-C1, Class A4, 5.84%, 05/12/39	120,000	123,425

Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	377,834
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	265,000	253,983
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	245,114
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	99,233	97,971
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	370,000	363,464
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	257,648
Residential Accredit Loans, Inc., Series 06-QS11, Class 1A1, 6.50%, 08/25/36	627,693	629,851
Residential Accredit Loans, Inc., Series 06-QS6, Class 1A2, 6.00%, 06/25/36	379,976	379,343
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 5.57%, 07/25/32	21,039	21,045
Residential Asset Securities Corp., Series 03—KS5, Class AIIB, 5.61%, 07/25/33	34,616	34,631
Residential Asset Securitization Trust, Series 06-A2, Class A3, 6.00%, 05/25/36	407,483	406,807
Special Underwriting & Residential Finance, Series 06-BC2, Class A2B, 5.57%, 02/25/37	750,000	749,648
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	202,211	198,648
Volkswagen Auto Lease Trust, Series 04-A, Class A3, 2.84%, 07/20/07	21,851	21,823
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	264,720	260,702
Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 5.58%, 07/25/33	100,063	100,320
Wachovia Bank Commercial Mortgage Trust, Series 06-C26, Class A3, 6.01%, 06/15/45	265,000	277,606
Wmalt Mortgage Pass-Through Certificates, Series 06-5, Class 2CB1, 6.00%, 07/25/36	387,022	386,023

		17,358,333

Government National Mortgage Association (1.3%)
TBA, 6.50%, 10/01/32	950,000	974,046
TBA, 6.00%, 10/15/36	1,730,000	1,750,544

		2,724,590

Total MORTGAGE-BACKED SECURITIES		56,395,875

U.S. GOVERNMENT OBLIGATIONS (0.7%)
U.S. Treasury Bills (0.0%)
4.90%, 03/08/07	40,000	39,159

U.S. Treasury Bonds (0.4%)
4.50%, 02/15/36	580,000	555,758
8.88%, 02/15/19 (c)	200,000	276,125

		831,883

U.S. Treasury Notes (0.3%)
3.63%, 06/30/07	25,000	24,746
4.63%, 02/29/08	310,000	309,249
2.88%, 11/30/06 (c)	25,000	24,916
4.13%, 05/15/15 (c)	175,000	168,882

		527,793

Total U.S. GOVERNMENT OBLIGATIONS		1,398,835

Total Investments (Cost $214,310,939) (a) - 111.6%		226,768,667
Liabilities in excess of other assets - (11.6)%		(23,627,287)

NET ASSETS - 100.0%		$203,141,380

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(e)	Bond in default.

(f)	Fair Valued Security.

(g)	Illiquid Security.

(h)	Securities with perpetual maturity. First call date disclosed.

TBA	To Be Announced

At September 30, 2006 the Fund’s open futures contracts were as follows:

Number of Contracts	Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation)
Long Contracts:
1	S&P 500	11/15/06	$336,350	$7,870
19	U.S. 10 yr Note	11/21/06	2,053,188	(1,616)
37	U.S. 5 yr Note	11/21/06	3,904,078	(2,510)
5	Dow Jones Euro Stoxx	12/15/06	248,063	9,569
8	Life Long Gilt	12/29/06	1,648,046	5,301
25	U.S. 30 yr Treasury Bond	12/29/06	2,810,156	(695)
55	U.S. 2 yr Bond	12/29/06	11,247,500	31,884

Total Long Contracts			$22,247,381	$49,803

Short Contracts:
25	Euro Schatz	12/07/06	$(3,296,839)	$(2,793)
4	Tokyo Price Index	12/07/06	(546,948)	10,448
20	Euro Bobl Future	12/11/06	(2,788,097)	23
6	Euro Bund Future	12/11/06	(898,429)	(5,488)
24	Financial Times 100 Index	12/15/06	(2,689,756)	(48,648)
3	Russell 2000	12/15/06	(1,098,150)	(10,364)
1	S&P 500 Emini	12/15/06	(67,270)	120

Total Short Contracts			$(11,385,489)	$(56,702)

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Japanese Yen	10/02/06	$159,379	$158,556	$823
Singapore Dollar	10/03/06	13,995	13,979	16
Euro	11/14/06	992,245	976,386	15,859
British Sterling Pound	11/14/06	237,691	235,370	2,321
Japanese Yen	11/14/06	439,691	424,893	14,798
Singapore Dollar	11/14/06	66,874	66,191	683

Total Short Contracts		$1,909,875	$1,875,375	$34,500

Long Contracts:
Australia Dollar	11/14/06	$575,148	$560,458	$(14,690)
Swiss Franc	11/14/06	233,295	226,865	(6,430)
Euro	11/14/06	175,912	175,675	(237)
British Sterling Pound	11/14/06	494,467	488,417	(6,050)
Japanese Yen	11/14/06	160,327	159,603	(724)
Swedish Krone	11/14/06	158,716	153,547	(5,169)

Total Long Contracts		$1,797,865	$1,764,565	$(33,300)

The following is a summary of option activity for the period ended September 30, 2006, by the Funds (amounts in thousands):

Covered Call Options	Shares Subject To Contract	Premiums
Balance at beginning of period	85	$40
Options written	375	133
Options closed	(338)	(151)
Options expired	(145)	(43)
Options exercised	0	0

Options outstanding at end of period	(23)	$(21)

Gartmore Variable Insurance Trust

Gartmore GVIT Mid Cap Growth Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (93.8%)
Aerospace & Defense (1.9%)
L-3 Communications Holdings, Inc.	73,600	$5,765,088

Auction Houses and Art Dealers (0.9%)
Ritchie Brothers Auctioneers, Inc. ADR - CA	51,860	2,780,215

Audio & Video Products (0.9%)
Harman International Industries, Inc.	33,200	2,770,208

Banks (1.3%)
East West Bancorp, Inc. (c)	100,200	3,968,922

Business Services (1.1%)
Corporate Executive Board Co. (The)	35,500	3,191,805

Computer Software & Services (9.5%)
Akamai Technologies, Inc. (b) (c)	51,600	2,579,484
F5 Networks, Inc. (b)	40,700	2,186,404
Factset Research Systems, Inc.	68,950	3,348,902
Intuit, Inc. (b)	98,000	3,144,820
Logitech International ADR - CH (b) (c)	135,200	2,941,952
MICROS Systems, Inc. (b)	72,900	3,566,268
Network Appliance, Inc. (b)	147,400	5,455,273
Research In Motion Ltd. (b)	14,700	1,509,102
Satyam Computer Services Ltd. ADR – IN (c)	84,400	3,265,436

		27,997,641

Construction (4.1%)
Beacon Roofing Supply, Inc. (b) (c)	160,900	3,256,616
D.R. Horton, Inc. (c)	94,033	2,252,090
Florida Rock Industries (c)	76,600	2,965,186
Pool Corp. (c)	97,500	3,753,750

		12,227,642

Consumer & Commercial Services (4.0%)
Alliance Data Systems Corp. (b)	95,400	5,265,126
Dun & Bradstreet Corp. (b)	49,500	3,712,005
Heartland Payment Systems, Inc. (c)	109,500	2,847,000

		11,824,131

Consumer Products (6.8%)
Crocs, Inc. (b)	105,910	3,595,645
Ecolab, Inc.	81,700	3,498,394
Fortune Brands, Inc.	39,600	2,974,356
Gildan Activewear, Inc., Class A ADR - CA (b) (c)	63,900	3,096,594
Jarden Corp. (b) (c)	105,450	3,476,687
Nutri/System, Inc. (b) (c)	58,600	3,650,193

		20,291,869

Electronics (4.5%)
Diodes, Inc. (b) (c)	83,915	3,622,611
Flir Systems, Inc. (b) (c)	110,800	3,009,328
Jabil Circuit, Inc.	109,100	3,116,987
Microchip Technology, Inc.	113,100	3,666,702

		13,415,628

Energy (1.1%)
Headwaters, Inc. (b) (c)	135,000	3,152,250
Financial Services (6.0%)
Affiliated Managers Group, Inc. (b)	29,900	2,993,289
BlackRock, Inc.	19,600	2,920,400
Investors Financial Services Corp. (c)	63,700	2,744,196
SEI Investments Co. (c)	85,600	4,809,864
TD Ameritrade Holding Corp. (b)	243,900	4,597,515

		18,065,264

Gaming & Leisure (3.4%)
Penn National Gaming, Inc. (b)	134,700	4,919,244
Scientific Games Corp. (b)	80,600	2,563,080
Shuffle Master, Inc. (b)	100,300	2,709,103

		10,191,427

Healthcare (3.3%)
Express Scripts, Inc. (b)	24,100	1,819,309
Patterson Cos., Inc. (b) (c)	105,500	3,545,855
St. Jude Medical, Inc. (b)	131,400	4,637,106

		10,002,270

Insurance (2.8%)
Brown & Brown, Inc. (c)	95,900	2,930,704
W.R. Berkley Corp.	155,500	5,503,145

		8,433,849

Machinery (1.0%)
Graco, Inc.	73,800	2,882,628

Medical Products & Services (7.0%)
Dade Behring Holdings, Inc.	88,700	3,562,192
Fisher Scientific International, Inc. (b)	58,300	4,561,392
QIAGEN N.V. ADR - NZ (b) (c)	208,500	3,302,640
ResMed, Inc. (b) (c)	144,600	5,820,150
VCA Antech, Inc. (b)	98,800	3,562,728

		20,809,102

Oil & Gas (7.1%)
EOG Resources, Inc.	61,800	4,020,090
Hugoton Royalty Trust	2	53
Kinder Morgan, Inc.	34,300	3,596,355
Patterson-UTI Energy, Inc.	158,900	3,775,464
World Fuel Services Corp. (c)	97,300	3,935,785
XTO Energy, Inc.	136,830	5,764,648

		21,092,395

Pharmaceuticals (1.3%)
Barr Pharmaceuticals, Inc. (b)	76,600	3,978,604

Retail (9.0%)
Abercrombie & Fitch Co.	56,300	3,911,724
Bed, Bath & Beyond, Inc. (b)	96,500	3,692,090
Coach, Inc. (b)	108,800	3,742,720
Copart, Inc. (b) (c)	108,700	3,064,253
J Crew Group, Inc. (b) (c)	107,690	3,238,238
Office Depot, Inc. (b)	158,000	6,272,600
Williams Sonoma, Inc.	91,800	2,973,402

		26,895,027

Scientific & Technical Instruments (1.3%)
Waters Corp. (b)	84,700	3,835,216

Security & Commodity Exchanges (2.4%)
Chicago Mercantile Exchange	5,600	2,678,200
IntercontinentalExchange, Inc. (b)	60,900	4,571,763

		7,249,963

Semiconductors (3.5%)
Marvel Technology Group Ltd. (b)	202,900	3,930,173
MEMC Electronic Materials, Inc. (b)	65,200	2,388,276
Tessera Technologies, Inc. (b) (c)	117,201	4,076,251

		10,394,700

Telecommunications (5.9%)
Amdocs Ltd. ADR - GG (b)	130,400	5,163,840
Comverse Technology, Inc. (b)	207,100	4,440,224
Neustar, Inc. (b) (c)	89,600	2,486,400
NII Holdings, Inc. (b)	88,100	5,476,296

		17,566,760

Transportation (2.6%)
American Commercial Lines, Inc. (b)	51,314	3,050,617
Expeditors International of Washington, Inc.	33,500	1,493,430
Oshkosh Truck Corp.	66,200	3,341,114

		7,885,161

Waste Disposal (1.1%)
Stericycle, Inc. (b)	47,200	3,294,088

Total Common Stocks		279,961,853

CASH EQUIVALENTS (6.9%)
Investments in repurchase agreements	$20,639,053	20,639,053

(Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $20,648,083)
Total Cash Equivalents		20,639,053

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (23.5%)
American Express Credit Corp. Medium Term Note, 5.33%, 06/12/07	$1,000,000	1,000,000
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $28,129,990 (Collateralized by various U.S. Government Agency obligations)	28,117,361	28,117,361
Deutsche Bank Financial Medium Term Note, 5.51%, 01/12/07	3,000,000	3,000,000
General Electric Capital Corp. Medium Term Note, 5.39%, 12/08/06	2,000,057	2,000,057
Islandsbank Corp. Medium Term Note, 5.40%, 03/22/07	5,000,000	5,000,000
Morgan Stanley Master Note, 5.56%, 10/29/07	5,000,000	5,000,000
Northern Rock PLC Medium Term Note, 5.46%, 09/24/07	12,627,500	12,627,500
Protective Life Insurance Co. Funding Agreement, 5.46%, 09/24/07	1,372,500	1,372,500
Protective Life Insurance Co. Funding Agreement, 5.61%, 10/29/07	10,000,000	10,000,000
Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07	1,999,511	1,999,511

Total Short-Term Securities Held as Collateral for Securities on Loan		70,116,929

Total Investments (Cost $328,359,651) (a) - 124.2%		370,717,835
Liabilities in excess of other assets - (24.2%)		(72,081,921)

NET ASSETS - 100.0%		$298,635,914

(a)	See notes to statement of investments for tax and unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

(c)	All or part of this security was on loan as of September 30, 2006.

ADR	American Depositary Receipt

CA	Canada

CH	Switzerland

GG	Guernsey

IN	India

NZ	New Zealand

Gartmore Variable Insurance Trust

Van Kampen GVIT Comstock Value Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (91.7%)
Airlines (0.3%)
Southwest Airlines	63,000	$1,049,580

Banks (14.7%)
Bank of America Corp.	192,834	10,330,117
Bank of New York Co., Inc.	98,900	3,487,214
Barclays PLC ADR - UK (c)	597,059	644,779
Citigroup, Inc.	224,400	11,145,947
J.P. Morgan Chase & Co.	74,600	3,503,216
PNC Bank Corp.	45,200	3,274,288
Suntrust Banks, Inc.	15,600	1,205,568
U.S. Bancorp	39,500	1,312,190
Wachovia Corp.	113,005	6,305,679
Wells Fargo & Co.	154,400	5,586,192

		46,795,190

Broadcast Media Cable Television (8.4%)
Clear Channel Communications, Inc.	183,988	5,308,054
Comcast Corp., Class A (b)	173,800	6,404,529
Liberty Media Holding Corp. – Capital,	23,715	1,981,863
Series A (b)
News Corp., Class B	126,100	2,602,704
Time Warner, Inc.	307,000	5,596,610
Viacom, Inc., Class A (b)	1,800	67,140
Viacom, Inc., Class B (b)	121,300	4,509,934

		26,470,834

Chemicals (3.2%)
Dow Chemical Co.	8,000	311,840
E.I. du Pont de Nemours & Co.	182,100	7,801,164
Rohm & Haas Co.	43,900	2,078,665

		10,191,669

Computer Hardware (2.0%)
Dell, Inc. (b)	138,300	3,158,772
Hewlett-Packard Co.	32,000	1,174,080
International Business Machines Corp.	24,300	1,991,142

		6,323,994

Computer Software & Services (3.0%)
Affiliated Computer Services, Inc., Class A (b)	13,452	697,621
Cisco Systems, Inc. (b)	74,000	1,702,000
First Data Corp.	48,300	2,028,600
Liberty Media Holding Corp., Interactive (b)	117,874	2,402,272
McAfee, Inc. (b)	47,300	1,156,958
Microsoft Corp.	56,800	1,552,344

		9,539,795

Consumer Products (1.9%)
Kimberly-Clark Corp.	94,100	6,150,376

Electronics (0.3%)
Cognex Corp. (c)	15,300	386,478
Credence Systems Corp. (b) (c)	32,000	91,200
Flextronics International Ltd. ADR - SG (b) (c)	339,008	465,152

		942,830

Entertainment (1.1%)
Walt Disney Co. (The)	113,600	3,511,376

Financial Services (5.2%)
Fannie Mae	23,250	1,299,908
Freddie Mac	181,380	12,030,935
Merrill Lynch & Co., Inc.	40,300	3,152,266

		16,483,109

Food & Related (6.0%)
Anheuser-Busch Cos., Inc.	39,950	1,898,025
Cadbury Schweppes PLC ADR - UK (c)	1,407,895	1,526,889
Coca-Cola Co.	124,700	5,571,596
Kraft Foods, Inc. (c)	135,700	4,839,062
Unilever NV ADR – NL	4,626,632	5,138,676

		18,974,248

Healthcare (1.4%)
Boston Scientific Corp. (b)	118,300	1,749,657
Cardinal Health, Inc. (c)	40,800	2,682,192

		4,431,849

Industrial Goods & Services (0.6%)
General Electric Co.	51,900	1,832,070

Insurance (5.8%)
AFLAC, Inc.	33,100	1,514,656
American International Group, Inc.	42,600	2,822,676
Berkshire Hathaway, Inc., Class B (b)	470	1,491,780
Chubb Corp. (The)	72,280	3,755,669
Genworth Financial, Inc.	24,700	864,747
Hartford Financial Services Group, Inc. (The)	12,300	1,067,025
MetLife, Inc.	34,400	1,949,792
St. Paul Travelers Cos., Inc.	61,600	2,888,424
Torchmark Corp. (c)	31,200	1,969,032

		18,323,801

Metals & Mining (2.1%)
Alcoa, Inc.	233,400	6,544,536

Oil & Gas (0.6%)
Total SA ADR – FR (c)	27,000	1,780,380

Paper & Forest Products (3.5%)
International Paper Co. (c)	320,936	11,114,014

Pharmaceuticals (15.5%)
Abbott Laboratories	79,700	3,870,232
Bristol-Myers Squibb Co.	306,300	7,632,996
Eli Lilly & Co.	70,700	4,029,900
GlaxoSmithKline PLC ADR- UK (c)	7,527,284	8,761,657
Pfizer, Inc.	196,600	5,575,576
Roche Holding AG ADR – CH	3,563,577	5,319,009
Sanofi-Aventis ADR - FR (c)	2,602,167	2,788,269
Schering-Plough Corp.	270,900	5,984,181
Wyeth	110,100	5,597,484

		49,559,304

Printing & Publishing (0.4%)
Gannett Co.	22,500	1,278,675

Retail (2.9%)
Federated Department Stores, Inc.	30,670	1,325,251
Lowe’s Cos., Inc.	27,800	780,068
Wal-Mart Stores, Inc.	141,700	6,988,644

		9,093,963

Semiconductors (1.8%)
Intel Corp.	201,700	4,148,969
KLA-Tencor Corp. (c)	32,600	1,449,722

		5,598,691

Telecommunications (8.5%)
AT&T, Inc.	298,200	9,709,392
Embarq Corp.	11,985	579,714
Sprint Corp.	301,300	5,167,295
Verizon Communications, Inc.	308,210	11,443,838

		26,900,239

Telecommunications Equipment (0.3%)
Ericsson (LM) Tel-SP ADR - SE (c)	288,857	378,950
Nokia Corp. ADR – FI	379,807	454,839

		833,789

Tobacco (1.4%)
Altria Group, Inc.	58,050	4,443,728

Utilities (0.8%)
American Electric Power Co., Inc.	54,140	1,969,072
FirstEnergy Corp.	10,400	580,944

		2,550,016

Total Common Stocks		290,718,056

CASH EQUIVALENTS (9.2%)
Investments in repurchase agreements	$28,989,126	28,989,126

(Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $29,001,809)
Total Cash Equivalents		28,989,126

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.7%)
Banc of America Securities LLC Repurchase	5,971,793	5,971,793
Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $5,974,475 (Collateralized by various U.S. Government Agency obligations)
Bank of America Note, 5.31%, 11/07/06 (d)	10,200,000	10,200,000
Lafayette Asset Commercial Paper, 5.30%, 10/13/06	4,978,734	4,978,734

Total Short-Term Securities Held as Collateral for Securities on Loan		21,150,527

Total Investments (Cost $313,916,265) (a) - 107.6%		340,857,709
Liabilities in excess of other assets - (7.6)%		(24,065,876)

NET ASSETS - 100.0%		$316,791,833

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	All or part of the security was on loan as of September 30, 2006.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on September 30, 2006. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

CH	Switzerland

FI	Finland

FR	France

UK	United Kingdom

NL	Netherlands

SE	Sweden

SG	Singapore

Gartmore Variable Insurance Trust

Federated GVIT High Income Bond Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (0.2%)
Chemicals (0.1%)
General Chemical Industrial Products, Inc., 0.00%, 03/09/09 (c) (e) (h) (i)	143	$153,669

Consumer Products (0.0%)
Sleepmaster LLC (d) (e) (h)	185	463

Food & Beverage (0.0%)
B&G Foods, Inc. (i)	15,570	295,051

Media - Cable (0.1%)
NTL, Inc. (i)	5,650	143,680

Packaging (0.0%)
Russell Stanley Holdings, Inc. (c) (e) (i)
	4,000	0

Total COMMON STOCKS		592,863

CORPORATE BONDS (94.2%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc., 6.75%, 04/01/16	800,000	790,000
DRS Technologies, Inc., 6.63%, 02/01/16	725,000	715,938
K&F Acquisition, Inc., 7.75%, 11/15/14	500,000	503,750
L-3 Communications Corp., 6.13%, 01/15/14	1,425,000	1,389,374
L-3 Communications Corp., 5.88%, 01/15/15	225,000	214,875
L-3 Communications Corp., 6.38%, 10/15/15	375,000	366,563

		3,980,500

Automotive (5.1%)
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	1,000,000	740,000
Ford Motor Co., 7.45%, 07/16/31	925,000	719,188
Ford Motor Credit Co., 9.88%, 08/10/11	425,000	440,215
Ford Motor Credit Co., 7.25%, 10/25/11	2,700,000	2,548,929
General Motors Acceptance Corp., 6.88%, 09/15/11	1,775,000	1,767,421
General Motors Acceptance Corp., 8.00%, 11/01/31	1,925,000	2,018,308
General Motors Corp., 7.13%, 07/15/13	450,000	397,688
General Motors Corp., 8.38%, 07/15/33	725,000	630,750

Stanadyne Corp., 10.00%, 08/15/14	700,000	710,500
Stanadyne Holdings, Inc., 13.13%, 02/15/15 (j)	450,000	299,250
Tenneco Automotive, Inc., 8.63%, 11/15/14	450,000	446,625
TRW Automotive, Inc., 9.38%, 02/15/13	400,000	428,000
TRW Automotive, Inc., 11.00%, 02/15/13	534,000	584,730
United Components, Inc., 9.38%, 06/15/13	875,000	870,625

		12,602,229

Building Materials (1.9%)
Collins & Aikman Floorcoverings, Inc., 9.75%, 02/15/10	375,000	375,000
ERICO International Corp., 8.88%, 03/01/12	625,000	650,000
Goodman Global Holdings, 8.33%, 06/15/12, (d)	250,000	254,063
Goodman Global Holdings, 7.88%, 12/15/12	525,000	502,688
Norcraft Cos. LLC, 9.00%, 11/01/11	500,000	509,375
Norcraft Holdings LP, 10.21%, 09/01/12 (j)	1,250,000	1,018,749
Nortek Holdings, Inc., 8.50%, 09/01/14	350,000	332,500
Nortek Holdings, Inc., 11.71%, 03/01/14 (j)	350,000	243,250
Texas Industries Inc, 7.25%, 07/15/13	150,000	150,750
U.S. Concrete, Inc., 8.38%, 04/01/14	725,000	700,531

		4,736,906

Chemicals (5.4%)
Chemtura Corp., 6.88%, 06/01/16	600,000	594,750
Compass Minerals Intl., 7.89%, 12/15/12 (j)	500,000	485,000
Compass Minerals Intl., 7.74%, 06/01/13 (j)	1,050,000	981,750
Crystal US Holdings, 9.63%, 06/15/14	675,000	735,750
Crystal US Holdings, 8.59%, 10/01/14 (j)	1,689,000	1,378,646
Hexion U.S. Finance Corp., 9.00%, 07/15/14	1,200,000	1,230,000
Huntsman ICI Chemicals LLC, 10.13%, 07/01/09	869,000	886,380
Invista, 9.25%, 05/01/12 (b)	950,000	1,009,375
Koppers, Inc., 9.88%, 10/15/13	440,000	478,500
Lyondell Chemical Co., 9.50%, 12/15/08	191,000	197,446
Lyondell Chemical Co., 10.88%, 05/01/09	450,000	460,125
Lyondell Chemical Co., 8.25%, 09/15/16	925,000	943,500
Nalco Co., 8.88%, 11/15/13	1,100,000	1,152,250
Nalco Co., 7.47%, 02/01/14 (j)	481,000	379,990
Nell AF SARL, 8.38%, 08/15/15 (b)	1,150,000	1,147,125
PQ Corp., 7.50%, 02/15/13	625,000	596,875
Union Carbide Corp., 7.88%, 04/01/23	225,000	239,169
Union Carbide Corp., 7.50%, 06/01/25	350,000	375,999

		13,272,630

Construction Machinery (0.3%)
Case New Holland, Inc., 9.25%, 08/01/11	675,000	718,875
Clark Material Handling, Inc., 0.00%, 11/15/06 (d) (e) (g) (i)	100,000	0

		718,875

Consumer Products (5.5%)
AAC Group Holding Corp., 12.75%, 10/01/12 (c)	325,000	341,250
AAC Group Holding Corp., 9.75%, 10/01/12 (j)	950,000	793,250
Alltrista Corp., 9.75%, 05/01/12	925,000	980,500
American Achievement Corp., 8.25%, 04/01/12 (b)	250,000	253,750
American Greetings, 7.38%, 06/01/16	725,000	739,500
Ames True Temper, Inc., 10.00%, 07/15/12	425,000	366,563
Church & Dwight Co., 6.00%, 12/15/12	900,000	866,250
Diamond Brands, Inc., 0.00%, 04/15/09 (c) (d) (e) (g) (i)	50,000	0
Jostens Holding Corp., 9.62%, 12/01/13 (j)	1,675,000	1,390,250
Jostens IH Corp., 7.63%, 10/01/12	1,400,000	1,413,999
Leiner Health Products, 11.00%, 06/01/12	500,000	486,250
Nutro Products, Inc., 10.75%, 04/15/14 (b)	700,000	752,500
Playtex Products, Inc., 9.38%, 06/01/11	925,000	971,250
Rayovac Corp., 8.50%, 10/01/13	175,000	152,250
Sealy Mattress Co., 8.25%, 06/15/14	450,000	461,250
Spectrum Brands, Inc., 7.38%, 02/01/15	1,240,000	998,200
Steinway Musical Instruments, 7.00%, 03/01/14 (b)	225,000	221,625
Tempur World, 10.25%, 08/15/10	429,000	452,059
True Temper Sports, Inc., 8.38%, 09/15/11	1,125,000	1,012,500
Visant Holding Corp., 8.75%, 12/01/13 (b)	900,000	910,125

		13,563,321

Energy (1.8%)
Basic Energy Services, 7.13%, 04/15/16 (b)	550,000	533,500
Chesapeake Energy Corp., 7.50%, 09/15/13	375,000	382,500
Chesapeake Energy Corp., 6.88%, 11/15/20	875,000	831,250
Grant Prideco, Inc., 6.13%, 08/15/15	200,000	192,000
Hilcorp Energy, 9.00%, 06/01/16 (b)	350,000	363,125
Pioneer Natural Resources, 6.88%, 05/01/18	850,000	853,650
Range Resources Corp., 7.38%, 07/15/13	250,000	252,500
Range Resources Corp., 6.38%, 03/15/15	450,000	429,750
Range Resources Corp., 7.50%, 05/15/16	550,000	555,500

		4,393,775

Entertainment (2.0%)
AMC Entertainment, Inc., 9.88%, 02/01/12	450,000	464,625
Cinemark USA, Inc., 9.00%, 02/01/13	400,000	417,000
Cinemark, Inc., 9.50%, 03/15/14 (j)	1,525,000	1,223,812
Hard Rock Park Operation, 9.82%, 04/01/12, (b) (f)	575,000	576,438
Intrawest Corp., 7.50%, 10/15/13	900,000	970,875
Universal City Development, 11.75%, 04/01/10	950,000	1,028,375
Universal City Florida Holding Co., 9.90%, 05/01/10, (f)	250,000	258,125

		4,939,250

Environmental (0.8%)
Allied Waste North America, 9.25%, 09/01/12	300,000	321,375
Allied Waste North America, 7.13%, 05/15/16	1,375,000	1,362,969
Clean Harbors, Inc., 11.25%, 07/15/12	341,000	385,330

		2,069,674

Financial Institutions (0.2%)
American Real Estate Partners LP, 7.13%, 02/15/13	575,000	575,000

Financial Services (5.3%)
Dow Jones CDX, 8.13%, 06/29/11 (b)	5,850,000	5,959,688
Trains HY-1-2006, 7.63%, 05/01/16	7,075,000	7,090,112

		13,049,800

Food & Beverage (4.0%)
ASG Consolidated LLC, 8.87%, 11/01/11 (j)	1,675,000	1,465,625
B&G Foods, Inc., 8.00%, 10/01/11	725,000	746,750
Constellation Brands, Inc., 8.00%, 02/15/08	650,000	667,875
Constellation Brands, Inc., 7.25%, 09/01/16	375,000	381,094
Cott Beverages, Inc., 8.00%, 12/15/11	500,000	512,500
Dean Foods Co., 7.00%, 06/01/16	600,000	603,000
Del Monte Corp., 6.75%, 02/15/15	1,275,000	1,236,750
Eagle Family Foods, Inc., 8.75%, 01/15/08	250,000	195,000
Eurofresh, Inc., 11.50%, 01/15/13 (b)	775,000	759,500
Michael Foods, Inc., 8.00%, 11/15/13	950,000	973,750
Pierre Foods, Inc., 9.88%, 07/15/12	800,000	816,000
Pilgrim’s Pride Corp., 9.25%, 11/15/13	325,000	334,750
Reddy Ice Group, 0.00%, 11/01/12	1,025,000	891,750
Smithfield Foods, Inc., 7.75%, 05/15/13	200,000	207,000

		9,791,344

Gaming (5.5%)
155 East Tropicana LLC, 8.75%, 04/01/12	725,000	612,625
Boyd Gaming Corp., 7.75%, 12/15/12	475,000	489,844
Galaxy Entertainment, 9.88%, 12/15/12 (b)	900,000	946,125

Herbst Gaming, Inc., 7.00%, 11/15/14	500,000	487,500
Jacobs Entertainment, 9.75%, 06/15/14 (b)	525,000	522,375
Magna Entertainment Corp., 7.25%, 12/15/09	275,000	265,031
Mandalay Resort Group, 10.25%, 08/01/07	1,150,000	1,193,124
Mandalay Resort Group, 9.50%, 08/01/08	250,000	266,250
MGM Grand, Inc., 9.75%, 06/01/07	925,000	951,594
MGM Grand, Inc., 6.00%, 10/01/09	500,000	496,250
MGM Grand, Inc., 8.38%, 02/01/11	700,000	733,285
MTR Gaming Group, Inc., 9.75%, 04/01/10	800,000	846,000
MTR Gaming Group, Inc., 9.00%, 06/01/12 (b)	250,000	252,500
Park Place Entertainment Corp., 9.38%, 02/15/07	375,000	379,688
Park Place Entertainment Corp., 8.13%, 05/15/11	1,000,000	1,060,000
Penn National Gaming, Inc., 6.75%, 03/01/15 (c)	925,000	905,344
San Pasqual Casino, 8.00%, 09/15/13 (b)	600,000	613,500
Station Casinos, Inc., 6.00%, 04/01/12	200,000	194,000
Station Casinos, Inc., 6.50%, 02/01/14	525,000	494,156
Station Casinos, Inc., 7.75%, 08/15/16	525,000	547,313
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (b)	475,000	496,375
Wynn Las Vegas LLC, 6.63%, 12/01/14	800,000	780,000

		13,532,879

Healthcare (6.8%)
Accellent, Inc., 10.50%, 12/01/13	700,000	731,500
AmeriPath, Inc., 10.50%, 04/01/13	1,375,000	1,464,374
AMR Holding Co./Emcare H, 10.00%, 02/15/15	550,000	588,500
Bio Rad Laboratories, Inc., 6.13%, 12/15/14	525,000	498,750
CDRV Investors, Inc., 9.45%, 01/01/15 (j)	2,250,000	1,676,249
Concentra Operating Corp., 9.50%, 08/15/10	625,000	653,125
CRC Health Corp., 10.75%, 02/01/16	750,000	783,750
Fisher Scientific International, Inc., 6.13%, 07/01/15	1,000,000	997,500
HCA, Inc., 8.75%, 09/01/10	300,000	303,750
HCA, Inc., 7.88%, 02/01/11	575,000	552,719
HCA, Inc., 6.75%, 07/15/13	1,250,000	1,060,938
HCA, Inc., 6.38%, 01/15/15	1,300,000	1,053,000
HCA, Inc., 7.50%, 11/06/33	900,000	706,500
National Mentor Holdings, 11.25%, 07/01/14 (b)	700,000	731,500
Omnicare, Inc., 6.88%, 12/15/15	875,000	854,219
Psychiatric Solutions, Inc., 7.75%, 07/15/15	875,000	857,500
Vanguard Health Holdings, 9.00%, 10/01/14	550,000	536,250
Ventas Realty LP, 6.63%, 10/15/14	1,050,000	1,057,875
Ventas Realty LP, 7.13%, 06/01/15	325,000	335,969

Ventas Realty LP, 6.75%, 04/01/17	500,000	505,625
VWR International, Inc., 8.00%, 04/15/14	750,000	760,313

		16,709,906

Industrial - Other (4.9%)
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,250,000	1,228,125
American Tire Distributor, 10.75%, 04/01/13	425,000	389,938
Amsted Industries, Inc., 10.25%, 10/15/11 (b)	425,000	456,875
Brand Services, Inc., 12.00%, 10/15/12	1,050,000	1,181,544
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	555,188
Hawk Corp., 8.75%, 11/01/14	625,000	621,875
Interline Brands Inc, 8.13%, 06/15/14 (b)	700,000	712,250
Knowledge Learning Corp., 7.75%, 02/01/15 (b)	1,400,000	1,315,999
Mueller Group, Inc., 10.00%, 05/01/12	341,000	372,116
Neenah Corp., 11.00%, 09/30/10 (b)	842,000	913,570
Norcross Safety Products, 9.88%, 08/15/11	750,000	791,250
Panolam Industries International, Inc., 10.75%, 10/01/13 (b)	825,000	837,375
Safety Products Holdings, 11.75%, 01/01/12	908,524	958,493
Sensus Metering Systems, 8.63%, 12/15/13	675,000	659,813
Superior Essex Communications, 9.00%, 04/15/12	850,000	867,000
Valmont Industries, Inc., 6.88%, 05/01/14	300,000	296,250

		12,157,661

Lodging (1.1%)
Host Marriott LP, 7.13%, 11/01/13	450,000	457,875
Host Marriott LP, 6.38%, 03/15/15	450,000	438,750
Host Marriott LP, 6.75%, 06/01/16	375,000	371,719
Royal Caribbean Cruises, 8.00%, 05/15/10	550,000	585,601
Royal Caribbean Cruises, 7.25%, 06/15/16	300,000	304,717
Starwood Hotels & Resort, 7.88%, 05/01/12	450,000	474,750

		2,633,412

Media - Cable (2.4%)
Cablevision Systems Corp., 7.88%, 12/15/07	375,000	381,563
Cablevision Systems Corp., 8.13%, 07/15/09	875,000	910,000
CCH I Holdings LLC, 9.92%, 04/01/14	355,000	244,506
CCH I Holdings LLC, 11.00%, 10/01/15	445,000	407,175
Charter Communications, 10.25%, 09/15/10	1,675,000	1,716,875
Kabel Deutschland GMBH, 10.63%, 07/01/14 (b)	1,750,000	1,885,624
Videotron Ltee, 6.38%, 12/15/15	325,000	309,563

		5,855,306

Media - Non-Cable (9.8%)
Advanstar Communications, Inc., 10.75%, 08/15/10	200,000	216,500
Advanstar Communications, Inc., 12.00%, 02/15/11	650,000	687,375
Advanstar Communications, Inc., 15.00%, 10/15/11 (j)	425,000	446,250
Affinity Group Holding, 10.88%, 02/15/12	782,363	747,157
Affinity Group, Inc., 9.00%, 02/15/12	425,000	427,125
Baker & Taylor, Inc., 11.50%, 07/01/13 (b)	700,000	693,000
CBD Media Holdings, 9.25%, 07/15/12	1,175,000	1,163,249
CSC Holdings, Inc., 7.25%, 07/15/08	325,000	329,875
Dex Media East LLC, 12.13%, 11/15/12	325,000	364,406
Dex Media West LLC, 9.88%, 08/15/13	1,591,000	1,726,234
DIRECTV Holdings LLC, 8.38%, 03/15/13	844,000	878,815
DIRECTV Holdings LLC, 6.38%, 06/15/15	400,000	378,000
Echostar DBS Corp., 5.75%, 10/01/08	1,250,000	1,242,187
Houghton Mifflin Co., 9.31%, 10/15/13 (j)	550,000	482,625
Intelsat Bermuda, 11.25%, 06/15/16 (b)	2,250,000	2,401,874
Intelsat Sub Holdings Co. Ltd., 8.63%, 01/15/15	575,000	590,813
Lamar Media Corp, 6.63%, 08/15/15	125,000	120,469
Lamar Media Corp., 7.25%, 01/01/13	550,000	556,188
Lamar Media Corp., 6.63%, 08/15/15 (b)	750,000	722,813
NBC Acquisition Corp., 13.89%, 03/15/13 (j)	625,000	462,500
Nebraska Book Co., 8.63%, 03/15/12	625,000	589,063
Nielsen Finance LLC, 10.00%, 08/01/14 (b)	300,000	311,625
PanAmSat Corp., 9.00%, 08/15/14	453,000	469,988
Primedia, Inc., 8.88%, 05/15/11	500,000	491,250
Quebecor Media, 7.75%, 03/15/16	300,000	301,875
R.H. Donnelley Corp., 10.88%, 12/15/12	575,000	635,375
Rainbow National Services LLC, 10.38%, 09/01/14 (b)	725,000	822,875
Readers Digest Association, Inc., 6.50%, 03/01/11	625,000	596,875
RH Donnelley, 6.88%, 01/15/13	400,000	367,000
RH Donnelley, 6.88%, 01/15/13	750,000	688,125
RH Donnelley, 8.88%, 01/15/16	775,000	780,813
SGS International, Inc., 12.00%, 12/15/13	725,000	735,875
Sirius Satellite Radio, 9.63%, 08/01/13	500,000	491,250
WDAC Subsidiary Corp., 8.38%, 12/01/14 (b)	1,250,000	1,262,499
XM Satellite Radio, Inc., 9.75%, 05/01/14 (b)	1,075,000	1,037,375
Ziff Davis Media, Inc., 12.00%, 08/12/09	45,947	27,339

		24,246,657

Metals & Mining (0.3%)
Novelis, Inc., 8.25%, 02/15/15 (b)	825,000	787,875

Packaging (2.3%)
Ball Corp., 6.63%, 03/15/18	1,025,000	1,009,625
Berry Plastics Holding Co., 8.88%, 09/15/14 (b)	525,000	530,250
Covalence Specialty, 10.25%, 03/01/16 (b)	750,000	731,250
Crown Americas, 7.75%, 11/15/15	975,000	992,063
Greif Brothers Corp., 8.88%, 08/01/12	700,000	735,000
Owens-Brockway Glass Container, 8.25%, 05/15/13	150,000	154,500
Owens-Brockway Glass Container, 6.75%, 12/01/14	800,000	764,000
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	303,750
Plastipak Holdings, Inc., 8.50%, 12/15/15 (b)	350,000	355,250
Russell Stanley Holdings, Inc., 9.00%, 11/30/08 (c) (d) (e) (g) (h) (i)	27,898	7,761

		5,583,449

Paper (2.0%)
Abitibi-Consolidated, 8.38%, 04/01/15	700,000	640,500
Graphic Packaging Intl., 9.50%, 08/15/13	1,150,000	1,181,625
Jefferson Smurfit Corp., 8.25%, 10/01/12	490,000	471,625
MDP Acquisitions PLC, 9.63%, 10/01/12	700,000	742,000
Mercer International, Inc., 9.25%, 02/15/13	800,000	733,000
NewPage Corp., 12.00%, 05/01/13	850,000	884,000
Stone Container Corp., 9.75%, 02/01/11	193,000	199,755
Tembec Industries, Inc., 8.50%, 02/01/11	175,000	91,875

		4,944,380

Restaurants (0.6%)
Dave & Buster’s, Inc., 11.25%, 03/15/14 (b)	375,000	358,125
El Pollo Loco, Inc., 11.75%, 11/15/13 (b)	475,000	529,625
Landry’s Seafood Restaurants, Inc., 7.50%, 12/15/14	625,000	601,563

		1,489,313

Retailers (1.6%)
Autonation, Inc., 7.04%, 04/15/13 (b) (f)	275,000	279,813
Autonation, Inc., 7.00%, 04/15/14 (b)	250,000	250,625
Couche-Tard Financing Co., 7.50%, 12/15/13	1,250,000	1,274,999
FTD, Inc., 7.75%, 02/15/14	690,000	683,100
General Nutrition Center, 8.50%, 12/01/10	350,000	341,250
Penney (J.C.) Co., Inc., 9.00%, 08/01/12	529,000	613,629

U.S. Office Products Co., 0.00%, 06/15/08 (d) (e) (g) (i)	475,000	0
United Auto Group, Inc., 9.63%, 03/15/12	575,000	612,375

		4,055,791

Services (1.3%)
CB Richard Ellis Services, Inc., 9.75%, 05/15/10	214,000	229,515
Education Management LLC, 10.25%, 06/01/16 (b)	950,000	976,125
Global Cash Access LLC, 8.75%, 03/15/12	503,000	530,665
Insurance Automotive Auctions, Inc., 11.00%, 04/01/13	825,000	825,000
IPayment, Inc., 9.75%, 05/15/14 (b)	550,000	563,750

		3,125,055

Technology (4.5%)
Activant Solutions, Inc., 9.50%, 05/01/16 (b)	650,000	604,500
Danka Business Systems, 11.00%, 06/15/10	425,000	393,125
Freescale Semiconductor, Inc., 7.13%, 07/15/14	575,000	619,563
MagnaChip Semiconductor, 8.00%, 12/15/14	350,000	214,375
Mobile Services Group, Inc., 9.75%, 08/01/14 (b)	450,000	463,500
Seagate Technology, 6.80%, 10/01/16	675,000	675,000
Seagate Technology HDD Holding, 8.00%, 05/15/09	350,000	364,004
Serena Software, Inc., 10.38%, 03/15/16	575,000	605,188
Smart Modular Technologies, Inc., 10.49%, 04/01/12, (f)	405,000	427,275
SS&C Technologies, Inc., 11.75%, 12/01/13	825,000	872,438
SunGard Data Systems, Inc., 9.13%, 08/15/13	1,000,000	1,039,999
SunGard Data Systems, Inc., 10.25%, 08/15/15	800,000	828,000
Telex Communications, Inc., 11.50%, 10/15/08	400,000	425,000
UGS Corp., 10.00%, 06/01/12	1,150,000	1,247,749
Xerox Corp., 9.75%, 01/15/09	650,000	706,875
Xerox Corp., 7.63%, 06/15/13	475,000	501,125
Xerox Corp., 6.40%, 03/15/16	625,000	625,000
Xerox Corp., 6.75%, 02/01/17	475,000	484,500

		11,097,216

Textile (0.2%)
Warnaco Group, Inc., 8.88%, 06/15/13	575,000	598,000

Tobacco (0.5%)
Reynolds American, Inc., 7.75%, 06/01/18 (b)	1,225,000	1,285,168

Transportation (1.5%)
Hertz Corp. (The), 8.88%, 01/01/14 (b)	700,000	736,750
Hertz Corp. (The), 10.50%, 01/01/16 (b)	1,075,000	1,187,875
Holt Group, Inc. (The), 0.00%, 01/15/06 (d) (e) (g) (i)	50,000	0
Stena AB, 9.63%, 12/01/12	825,000	891,000
Stena AB, 7.50%, 11/01/13	575,000	567,813
Stena AB, 7.00%, 12/01/16	250,000	236,875

		3,620,313

Utility - Electric (3.7%)
CMS Energy Corp., 7.50%, 01/15/09	600,000	621,000
Edison Mission Energy, 7.73%, 06/15/09	1,200,000	1,239,000
Edison Mission Energy, 7.75%, 06/15/16 (b)	1,050,000	1,068,375
FPL Energy National Wind, 6.13%, 03/25/19 (b)	319,155	311,091
Nevada Power Co., 6.50%, 04/15/12	75,000	77,688
Nevada Power Co., 9.00%, 08/15/13	909,000	996,360
Nevada Power Co., 5.88%, 01/15/15	350,000	350,174
Nevada Power Co., 6.50%, 05/15/18 (b)	625,000	652,723
Northwestern Corp., 5.88%, 11/01/14	200,000	197,741
NRG Energy, Inc., 7.25%, 02/01/14	375,000	373,125
NRG Energy, Inc., 7.38%, 02/01/16	1,375,000	1,369,843
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,234,688
Sierra Pacific Resources, 6.75%, 08/15/17	400,000	402,169
TECO Energy, Inc., 6.75%, 05/01/15	225,000	231,750

		9,125,727

Utility - Natural Gas (5.6%)
Amerigas Partners LP, 7.13%, 05/20/16	875,000	866,250
ANR Pipeline Co., 8.88%, 03/15/10	150,000	158,050
EL Paso Corp., 6.75%, 05/15/09	250,000	252,500
EL Paso Corp., 7.80%, 08/01/31	1,450,000	1,493,500
EL Paso Production Corp., 7.75%, 06/01/13	950,000	976,125
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	1,280,469
Inergy LP, 6.88%, 12/15/14	850,000	818,125
Pacific Energy Partners, 7.13%, 06/15/14	700,000	717,500
Pacific Energy Partners, 6.25%, 09/15/15	150,000	148,500
Semco Energy, Inc., 7.13%, 05/15/08	500,000	499,597
SemGroup LP, 8.75%, 11/15/15 (b)	700,000	709,625
Southern Star Central Corp., 6.75%, 03/01/16	175,000	172,813
Tennessee Gas Pipeline, 7.50%, 04/01/17	200,000	211,639
Tennessee Gas Pipeline, 8.38%, 06/15/32	1,675,000	1,930,289
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	350,000	388,938
Transcontinental Gas Pipeline Corp., 6.40%, 04/15/16 (b)	500,000	496,875

Williams Cos., Inc. (The), 7.63%, 07/15/19	1,125,000	1,175,625
Williams Cos., Inc. (The), 7.88%, 09/01/21	1,425,000	1,496,249

		13,792,669

Wireless Communications (2.7%)
Centennial Cellular Corp., 11.26%, 01/01/13, (f)	325,000	337,188
Centennial Communication, 10.00%, 01/01/13	600,000	610,500
Digicel Ltd., 9.25%, 09/01/12 (b)	475,000	495,188
Nextel Communications, 7.38%, 08/01/15	875,000	903,682
Rogers Wireless, Inc., 7.25%, 12/15/12	200,000	210,250
Rogers Wireless, Inc., 8.00%, 12/15/12	800,000	854,000
Rogers Wireless, Inc., 6.38%, 03/01/14	1,125,000	1,126,405
Rogers Wireless, Inc., 7.50%, 03/15/15	200,000	214,500
Rogers Wireless, Inc., 8.45%, 12/15/10, (f)	425,000	433,500
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	718,250
Zeus Ltd., 9.46%, 02/01/15 (c) (j)	1,050,000	766,500

		6,669,963

Wireline Communications (3.0%)
AT&T Corp., 8.00%, 11/15/31 (f)	1,200,000	1,471,126
Citizens Communications, 6.25%, 01/15/13	250,000	244,375
Citizens Communications, 9.00%, 08/15/31	550,000	592,625
Nordic Telephone Co., 8.88%, 05/01/16 (b)	525,000	554,531
Qwest Corp., 8.88%, 03/15/12	3,300,000	3,617,625
Valor Telecommunications, 7.75%, 02/15/15	650,000	695,500
Windstream Corp., 8.63%, 08/01/16 (b)	275,000	295,625

		7,471,407

Total CORPORATE BONDS		232,475,451

PREFERRED STOCKS (0.3%)
Media - Non-Cable (0.0%)
Ziff Davis Media, Inc., Series E-1, PIK (i)	12	1,800

Retailers (0.3%)
General Nutrition Center, Series A (i)	725	799,313

Total PREFERRED STOCKS		801,120

WARRANTS (0.1%)
Chemicals (0.0%)
General Chemical Industrial Products Series A, expiring 06/01/10 (e) (h) (i)	83	72,972
General Chemical Industrial Products Series B, expiring 06/01/10 (e) (h) (i)	61	42,614

		115,586

Industrial - Other (0.1%)
ACP Holding Co., expiring 09/13/13 (c) (h) (i)	96,400	168,700

Media - Non-Cable (0.0%)
Advanstar Holdings Corp., expiring 10/15/11 (c) (e) (i)	150	0
XM Satellite Radio, Inc., expiring 03/15/10 (i)	300	1,680
Ziff Davis Media, Inc., expiring 08/12/12 (e) (i)	2,200	0

		1,680

Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (c) (e) (i)	275	0

Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (c) (h) (i)	300	4,500

Total WARRANTS		290,466

CASH EQUIVALENTS (3.7%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/30/06, due 10/01/06,repurchase price $9,019,837)	9,015,893	9,015,893

Total CASH EQUIVALENTS		9,015,893

Total Investments (Cost $240,973,351) (a) - 98.5%		243,175,793

Other assets in excess of liabilities - 1.5%		3,778,780

NET ASSETS - 100.0%		$246,954,573

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	Denotes a restricted security that either (a) cannot be offered sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales.

(d)	Security in default.

(e)	Fair Valued Security.

(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2006.

(g)	Issuer has filed for bankruptcy protection.

(h)	Illiquid Security.

(i)	Denotes a non-income producing security.

(j)	Step up bonds. The rate reflected in the Statement of Investments is the effective yield as of September 30, 2006.

PIK	Paid-In-Kind
TRAINS	Targeted Return Index Securities Trust

Gartmore Variable Insurance Trust

GVIT S&P 500 Index Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (94.7%)
Aerospace & Defense (1.9%)
Boeing Co. (The)	28,062	$2,212,689
General Dynamics Corp.	13,400	960,378
Lockheed Martin Corp.	13,000	1,118,780
Northrop Grumman Corp.	11,862	807,446
Raytheon Co.	14,700	705,747
Rockwell Collins, Inc.	5,114	280,452
United Technologies Corp.	35,300	2,236,255
Xilinx, Inc.	13,300	291,935

		8,613,682

Agriculture (0.2%)
Monsanto Co.	18,390	864,514

Airlines (0.1%)
Southwest Airlines Co.	25,450	423,997

Apparel (0.2%)
Jones Apparel Group, Inc.	3,100	100,564
Liz Claiborne, Inc. (c)	3,000	118,530
Nike, Inc., Class B	7,300	639,626
V.F. Corp.	2,600	189,670

		1,048,390

Auto Parts & Equipment (0.5%)
AutoNation, Inc. (b)	4,783	99,965
AutoZone, Inc. (b)	2,100	216,930
Genuine Parts Co.	4,900	211,337
Ingersoll Rand Co.	12,200	463,356
Johnson Controls, Inc.	6,300	451,962
Navistar International Corp. (b) (c)	1,600	41,312
PACCAR, Inc.	8,887	506,736
Snap-On, Inc.	1,800	80,190

		2,071,788

Automobiles (0.4%)
Ford Motor Co. (c)	68,432	553,615
General Motors Corp. (c)	20,552	683,559
Harley-Davidson, Inc. (c)	9,800	614,950

		1,852,124

Banks (5.3%)
AmSouth Bancorp	10,300	299,112
Bank of America Corp.	157,993	8,463,686
Bank of New York Co., Inc.	25,228	889,539
BB&T Corp.	17,600	770,528
Bear Stearns Cos., Inc.	4,500	630,450
Commerce Bancorp, Inc. (c)	7,600	278,996
Compass Bancshares, Inc.	3,700	210,826
Fifth Third Bancorp (c)	20,685	787,685
Huntington Bancshares, Inc.	6,710	160,570
KeyCorp.	12,800	479,232
M&T Bank Corp.	2,300	275,908

Mellon Financial Corp.	13,100	512,210
National City Corp.	22,500	823,500
Northern Trust Corp.	5,700	333,051
PNC Bank Corp.	10,900	789,596
Regions Financial Corp.	17,160	631,316
Sovereign Bancorp	10,405	223,812
SunTrust Banks, Inc.	13,400	1,035,552
Synovus Financial Corp.	9,700	284,889
U.S. Bancorp (c)	63,468	2,108,407
Wachovia Corp.	57,654	3,217,093
Zions Bancorp	3,900	311,259

		23,517,217

Beverages (2.0%)
Anheuser-Busch Cos., Inc.	26,043	1,237,303
Brown-Forman Corp., Class B	2,400	183,960
Coca-Cola Co.	71,112	3,177,284
Coca-Cola Enterprises, Inc.	9,100	189,553
Constellation Brands, Inc. (b)	6,100	175,558
Molson Coors Brewing Co.	1,600	110,240
Pepsi Bottling Group, Inc. (The)	4,200	149,100
PepsiCo, Inc.	57,530	3,754,408

		8,977,406

Biotechnology (0.3%)
Applera Corp.	7,000	231,770
Gilead Sciences, Inc. (b)	15,300	1,051,110
Waters Corp. (b)	3,100	140,368

		1,423,248

Business Services (3.0%)
Apollo Group, Inc. (b)	5,500	270,820
AutoDesk, Inc. (b)	8,930	310,585
Automatic Data Processing, Inc.	18,508	876,169
Cintas Corp.	3,800	155,154
Compuware Corp. (b)	10,300	80,237
Convergys Corp. (b)	4,400	90,860
Dow Jones & Co., Inc. (c)	1,600	53,664
eBay, Inc. (b)	40,100	1,137,236
Electronic Data Systems Corp.	16,600	407,032
Equifax, Inc.	3,800	139,498
Exelon Corp. (c)	22,524	1,363,602
First Data Corp.	25,716	1,080,072
Fiserv, Inc. (b)	7,050	331,985
Google, Inc. (b)	7,421	2,982,499
IMS Health, Inc.	5,753	153,260
Interpublic Group Cos., Inc. (The) (b) (c)	16,500	163,350
Monster Worldwide, Inc. (b)	4,500	162,855
Moody’s Corp.	8,408	549,715
Omnicom Group, Inc.	6,400	599,040
Paychex, Inc.	11,750	432,988
Pitney Bowes, Inc.	6,700	297,279
Robert Half International, Inc.	5,200	176,644
Sabre Holdings, Inc.	3,468	81,117
Verisign, Inc. (b) (c)	9,800	197,960
Yahoo!, Inc. (b)	42,500	1,074,400

		13,168,021

Chemicals & Allied Products (1.4%)
Air Products & Chemicals, Inc.	7,900	524,323
Dow Chemical Co.	33,766	1,316,199
E.I. du Pont de Nemours & Co.	33,300	1,426,572
Eastman Chemical Co.	3,200	172,864

Hercules, Inc. (b) (c)	3,700	58,349
Millipore Corp. (b)	2,300	140,990
Occidental Petroleum Corp.	29,000	1,395,190
Praxair, Inc.	11,200	662,592
Rohm & Haas Co.	4,100	194,135
Sigma-Aldrich Corp. (c)	1,900	143,773

		6,034,987

Computers (8.8%)
Adobe Systems, Inc. (b)	20,200	756,490
Affiliated Computer Services, Class A (b)	4,800	248,928
American Power Conversion Corp. (c)	4,600	101,016
Apple Computer, Inc. (b)	29,700	2,287,791
Avaya, Inc. (b)	13,666	156,339
BMC Software, Inc. (b)	6,200	168,764
CA, Inc. (c)	14,200	336,398
Cisco Systems, Inc. (b)	213,057	4,900,311
Citrix Systems, Inc. (b)	7,100	257,091
Computer Sciences Corp. (b)	6,600	324,192
Dell, Inc. (b)	79,600	1,818,064
EMC Corp. (b)	79,400	951,212
Hewlett Packard Co.	95,600	3,507,564
International Business Machines Corp.	53,117	4,352,407
Intel Corp.	201,373	4,142,243
Intuit, Inc. (b)	12,900	413,961
Lexmark International Group, Inc. (b) (c)	4,000	230,640
Microsoft Corp.	301,540	8,241,089
NCR Corp. (b)	5,400	213,192
Network Appliance, Inc. (b)	12,700	470,027
Novell, Inc. (b)	10,000	61,200
NVIDIA Corp. (b)	12,600	372,834
Oracle Corp. (b)	140,836	2,498,431
Parametric Technology Corp. (b)	3,340	58,316
SanDisk Corp. (b) (c)	7,300	390,842
Sun Microsystems, Inc. (b)	127,456	633,456
Symantec Corp. (b)	35,991	765,888
Symbol Technologies, Inc.	6,900	102,534
Unisys Corp. (b)	10,000	56,600

		38,817,820

Conglomerates (0.6%)
Illinois Tool Works, Inc.	13,600	610,640
ITT Industries, Inc.	5,500	281,985
Tyco International Ltd.	68,856	1,927,279

		2,819,904

Construction & Building Materials (1.0%)
Caterpillar, Inc.	22,400	1,473,920
Centex Corp.	4,400	231,528
D. R. Horton, Inc.	9,800	234,710
Deere & Co.	8,500	713,235
Fluor Corp.	3,500	269,115
KB Home (c)	3,300	144,540
Lennar Corp., Class A	5,100	230,775
Masco Corp. (c)	14,381	394,327
Pulte Corp. (c)	6,600	210,276
Sherwin Williams Co.	4,800	267,744
Vulcan Materials Co.	2,892	226,299

		4,396,469

Consumer Products (2.8%)
Alberto Culver Co., Class B	3,250	164,418
Avery-Dennison Corp.	2,900	174,493

Avon Products, Inc.	15,700	481,362
Black & Decker Corp.	3,000	238,050
Clorox Co. (The)	6,099	384,237
Colgate-Palmolive Co.	18,761	1,165,058
Danaher Corp. (c)	8,400	576,828
Ecolab, Inc.	5,200	222,664
Estee Lauder Co., Inc. (The), Class A	5,400	217,782
Fortune Brands, Inc.	4,700	353,017
International Flavors & Fragrances, Inc.	2,500	98,850
Kimberly-Clark Corp.	15,600	1,019,616
Leggett & Platt, Inc. (c)	5,000	125,150
Pall Corp.	3,500	107,835
Procter & Gamble Co.	110,799	6,867,321
Whirlpool Corp. (c)	3,150	264,947

		12,461,628

Containers (0.1%)
Ball Corp.	2,700	109,215
Bemis Co.	2,800	92,008
Newell Rubbermaid, Inc.	8,100	229,392
Sealed Air Corp. (c)	2,400	129,888

		560,503

Drugs (4.3%)
Amerisource Bergen Corp.	7,608	343,882
Barr Parmaceuticals, Inc. (b)	4,200	218,148
Biogen, Inc. (b)	12,739	569,179
Eli Lilly & Co.	35,170	2,004,690
Express Scripts, Inc., Class A (b)	5,200	392,548
Forest Laboratories, Inc., Class A (b)	11,000	556,710
Genzyme Corp. (b)	9,500	640,965
Medimmune, Inc. (b)	9,209	268,995
Merck & Co., Inc. (c)	75,964	3,182,892
Mylan Laboratories, Inc.	8,700	175,131
Pfizer, Inc.	254,561	7,219,349
Schering Plough Corp.	49,900	1,102,291
Wyeth	47,000	2,389,480

		19,064,260

Electrical Equipment (3.3%)
Cooper Industries Ltd., Class A	2,615	222,850
Eaton Corp.	5,300	364,905
Emerson Electric Co.	13,700	1,148,882
General Electric Co.	360,348	12,720,285
Grainger (W.W.), Inc.	2,900	194,358

		14,651,280

Electronics (0.9%)
Agilent Technologies, Inc. (b)	14,661	479,268
Altera Corp. (b)	13,100	240,778
Broadcom Corp., Class A (b)	15,500	470,270
Harman International Industries, Inc.	1,900	158,536
Molex, Inc. (c)	4,325	168,545
Radioshack Corp. (c)	3,800	73,340
Rockwell International Corp.	6,400	371,840
Sanmina Corp. (b)	14,600	54,604
Solectron Corp. (b)	24,400	79,544
Tektronix, Inc.	2,600	75,218
Teradyne, Inc. (b) (c)	5,700	75,012
Texas Instruments, Inc.	52,200	1,735,650

		3,982,605

Entertainment (0.8%)
Electronic Arts, Inc. (b)	11,300	629,184
International Game Technology	12,400	514,600
Walt Disney Co. (The)	73,000	2,256,430

		3,400,214

Financial Services (10.1%)
AMBAC Financial Group, Inc.	4,250	351,688
American Express Co.	42,400	2,377,792
Ameriprise Financial, Inc.	7,480	350,812
Capital One Financial Corp. (c)	10,300	810,198
Charles Schwab Corp.	33,650	602,335
Chicago Mercantile Exchange Holdings, Inc.	1,300	621,725
CIT Group, Inc.	7,700	374,451
Citigroup, Inc.	172,554	8,570,756
Comerica, Inc.	6,500	369,980
Countrywide Credit Industries, Inc.	22,300	781,392
E*TRADE Financial Corp. (b)	14,400	344,448
Federal Home Loan Mortgage Corp.	23,500	1,558,755
Federal National Mortgage Association	33,086	1,849,838
Federated Investors, Inc.	2,600	87,906
First Horizon National Corp. (c)	5,600	212,856
Franklin Resources, Inc.	5,400	571,050
Genworth Financial, Inc., Class A	14,500	507,645
Golden West Financial Corp.	8,600	664,350
Goldman Sachs Group, Inc.	15,100	2,554,467
H & R Block, Inc.	12,000	260,880
J.P. Morgan Chase & Co.	121,201	5,691,599
Janus Capital Group, Inc.	6,000	118,320
Legg Mason, Inc.	4,900	494,214
Lehman Brothers Holdings, Inc.	18,634	1,376,307
Marshall & Ilsley Corp.	7,900	380,622
Merrill Lynch & Co.	30,900	2,416,998
Morgan Stanley Dean Witter & Co.	37,400	2,726,834
North Fork Bancorp, Inc.	14,600	418,144
SLM Corp.	15,100	784,898
State Street Corp.	11,700	730,080
T. Rowe Price Group, Inc.	8,200	392,370
Washington Mutual, Inc. (c)	34,778	1,511,800
Wells Fargo Co.	117,518	4,251,801

		45,117,311

Food & Related (2.5%)
Altria Group, Inc.	73,100	5,595,805
Archer-Daniels Midland Co.	22,437	849,914
Campbell Soup Co.	7,300	266,450
ConAgra, Inc.	15,900	389,232
Dean Foods Co. (b)	5,400	226,908
General Mills, Inc. (c)	13,200	747,120
H.J. Heinz Co.	12,700	532,511
Hershey Foods Corp. (c)	7,100	379,495
Kellogg Co.	8,800	435,776
McCormick & Co.	3,900	148,122
Sara Lee Corp.	29,329	471,317
SYSCO Corp.	22,800	762,660
Tyson Foods, Inc., Class A	6,800	107,984
Wrigley (Wm.) Jr. Co., Class A (c)	7,000	322,420
Wrigley (Wm.) Jr. Co., Class B	1,025	47,150

		11,282,864

Healthcare (5.5%)
Abbott Laboratories	53,367	2,591,502
Allergan, Inc.	5,600	630,616
Bausch & Lomb, Inc.	2,400	120,312
Baxter International, Inc.	21,900	995,574

Becton Dickinson & Co.	7,900	558,293
Bristol-Myers Squibb Co.	69,762	1,738,469
Cardinal Health, Inc.	13,553	890,974
Coventry Health Care, Inc. (b)	5,700	293,664
HCA, Inc.	13,900	693,471
Health Management Associates, Inc., Class A (c)	6,700	140,030
Humana, Inc. (b)	6,200	409,758
Johnson & Johnson, Inc.	102,111	6,631,088
King Pharmaceuticals, Inc. (b)	6,933	118,069
McKesson HBOC, Inc.	11,100	585,192
Medco Health Solutions, Inc. (b)	10,948	658,084
Medtronic, Inc. (c)	40,900	1,899,396
Quest Diagnostics, Inc. (c)	5,800	354,728
St. Jude Medical, Inc. (b)	13,000	458,770
Stryker Corp.	9,600	476,064
Tenet Healthcare Corp. (b)	13,400	109,076
Unitedhealth Group, Inc.	47,044	2,314,565
Watson Pharmaceutical, Inc. (b)	2,600	68,042
Wellpoint Health Networks, Inc. (b)	21,000	1,618,050

		24,353,787

Hotels & Motels (0.4%)
Harrah’s Entertainment, Inc.	7,100	471,653
Hilton Hotels Corp.	14,800	412,180
Marriott International, Inc., Class A	11,300	436,632
Starwood Hotels & Resorts Worldwide, Inc.	8,300	474,677
Wyndham Worldwide Corp. (b)	6,280	175,652

		1,970,794

Industrial (0.1%)
Parker Hannifin Corp.	4,800	373,104
Thermo Electron Corp. (b)	6,100	239,913

		613,017

Insurance (4.7%)
ACE Ltd.	10,512	575,322
Aetna, Inc.	19,800	783,090
AFLAC, Inc.	18,400	841,984
Allstate Corp. (The)	21,200	1,329,876
American International Group, Inc.	90,668	6,007,662
AON Corp.	10,400	352,248
Chubb Corp. (The)	15,200	789,792
CIGNA Corp.	4,200	488,544
Cincinnati Financial Corp.	5,021	241,309
Hartford Financial Services Group, Inc.	10,400	902,200
Lincoln National Corp.	10,777	669,036
Loews Corp.	14,701	557,168
Marsh & McLennan Cos., Inc.	18,000	506,700
MBIA, Inc. (c)	5,150	316,416
MetLife, Inc.	25,700	1,456,676
MGIC Investment Corp.	3,600	215,892
Principal Financial Group, Inc.	8,500	461,380
Progressive Corp. (The)	25,200	618,408
Prudential Financial, Inc.	17,600	1,342,000
SAFECO Corp.	4,900	288,757
St. Paul Travelers Cos., Inc. (The)	23,065	1,081,518
Torchmark Corp.	2,700	170,397
UnumProvident Corp.	10,500	203,595
XL Capital Ltd., Class A	6,500	446,550

		20,646,520

Leisure Products (0.3%)
Brunswick Corp.	2,800	87,332
Carnival Corp. (c)	14,800	696,044
Hasbro, Inc.	4,700	106,925
Mattel, Inc.	11,500	226,550

		1,116,851

Manufacturing (1.1%)
3M Co.	26,938	2,004,726
American Standard Cos., Inc.	6,500	272,805
Cummins Engine, Inc.	2,100	250,383
Dover Corp.	6,100	289,384
Honeywell International, Inc.	27,400	1,120,660
PPG Industries, Inc.	5,100	342,108
Stanley Works (The)	2,200	109,670
Textron, Inc.	4,600	402,500

		4,792,236

Medical Equipment & Supplies (0.6%)
Bard (C.R.), Inc.	3,900	292,500
Biomet, Inc.	9,651	310,666
Boston Scientific Corp. (b)	40,467	598,507
Fisher Scientific International, Inc. (b) (c)	3,900	305,136
Laboratory Corp. of America Holdings (b)	5,000	327,850
Patterson Cos., Inc. (b)	5,100	171,411
PerkinElmer, Inc.	3,300	62,469
Zimmer Holdings, Inc. (b)	9,026	609,255

		2,677,794

Medical Services (0.9%)
Amgen, Inc. (b)	40,832	2,920,713
Caremark Rx, Inc.	14,841	841,039
Hospira, Inc. (b)	6,236	238,652
Manor Care, Inc. (c)	3,300	172,524

		4,172,928

Metals & Mining (0.6%)
Alcoa, Inc.	28,940	811,477
CONSOL Energy, Inc.	6,400	203,072
Freeport-McMoran Copper & Gold, Inc., Class B (c)	7,400	394,124
Newmont Mining Corp.	16,558	707,855
Phelps Dodge Corp.	6,900	584,430

		2,700,958

Multimedia (2.2%)
CBS Corp., Class B	28,864	813,099
Clear Channel Communications, Inc.	18,800	542,380
Comcast Corp., Class A (b)	71,748	2,643,913
Comcast Corp., Spl A (b)	1,300	47,853
E.W. Scripps Co., Class A	2,300	110,239
L-3 Communications Holdings, Inc.	4,800	375,984
News Corp.	79,300	1,558,245
Time Warner, Inc.	144,721	2,638,264
Viacom Inc., Class B (b)	23,464	872,392

		9,602,369

Office Equipment & Supplies (0.1%)
Xerox Corp. (b)	31,800	494,808

Oil & Gas (7.7%)
Anadarko Petroleum Corp.	16,998	745,022
Apache Corp.	12,198	770,914
Ashland, Inc.	2,800	178,584
Baker Hughes, Inc.	10,900	743,380
BJ Services Co. (c)	11,700	352,521

Chesapeake Energy Corp. (c)	13,500	391,230
ChevronTexaco Corp. (c)	76,746	4,977,746
ConocoPhillips	57,536	3,425,118
Devon Energy Corp.	16,100	1,016,715
El Paso Corp.	22,777	310,678
EOG Resources, Inc.	9,100	591,955
Exxon Mobil Corp.	207,554	13,926,872
Hess Corp.	8,500	352,070
KeySpan Corp.	5,000	205,700
Kinder Morgan, Inc.	3,300	346,005
Marathon Oil Corp.	13,001	999,777
Murphy Oil Corp.	5,900	280,545
Nabors Industries Ltd. (b) (c)	12,200	362,950
NICOR, Inc. (c)	2,300	98,348
Noble Corp.	5,300	340,154
People’s Energy Corp.	1,300	52,845
Sempra Energy	9,507	477,727
Sunoco, Inc.	5,100	317,169
Transocean Sedco Forex, Inc. (b) (c)	11,500	842,145
Valero Energy Corp.	20,900	1,075,723
Williams Cos., Inc. (The)	19,400	463,078
XTO Energy, Inc.	11,666	491,489

		34,136,460

Oil Equipment & Services (1.1%)
Dynergy, Inc., Class A (b)	8,800	48,752
Halliburton Co.	34,600	984,370
National-OilWell, Inc. (b)	6,800	398,140
Rowan Cos., Inc.	4,800	151,824
Schlumberger Ltd.	41,380	2,566,801
Smith International, Inc.	4,600	178,480
Weatherford International Ltd. (b)	11,200	467,264

		4,795,631

Paper & Forest Products (0.4%)
International Paper Co.	14,821	513,251
Louisiana-Pacific Corp.	3,200	60,064
MeadWestvaco Corp.	5,007	132,736
Pactiv Corp. (b)	6,100	173,362
Plum Creek Timber Co., Inc.	4,924	167,613
Temple-Inland, Inc.	3,700	148,370
Weyerhaeuser Co.	9,400	578,382

		1,773,778

Photographic Equipment (0.1%)
Eastman Kodak Co. (c)	11,300	253,120

Printing & Publishing (0.4%)
Donnelley (R.R.) & Sons Co.	6,300	207,648
Gannett Co., Inc.	8,400	477,372
McGraw-Hill Cos., Inc. (The)	12,500	725,375
Meredith Corp.	1,200	59,196
New York Times Co., Class A (c)	4,200	96,516
Tribune Co. (c)	7,964	260,582

		1,826,689

Railroads (0.7%)
Burlington Northern Santa Fe Corp.	13,300	976,752
CSX Corp.	16,700	548,261
Norfolk Southern Corp.	13,500	594,675
Union Pacific Corp.	9,500	836,000

		2,955,688

Real Estate Investment Trusts (1.0%)
Apartment Investment & Management Co.	4,300	233,963

Archstone-Smith Trust	6,600	359,304
Boston Properties, Inc.	3,700	382,358
Equity Office Properties Trust	13,400	532,784
Equity Residential Property Trust	9,900	500,742
Kimco Realty Corp.	6,400	274,368
ProLogis Trust	7,700	439,362
Public Storage, Inc.	4,300	369,757
Realogy Corp. (b)	7,800	176,904
Simon Property Group, Inc.	8,200	743,084
Vornado Realty Trust (c)	4,300	468,700

		4,481,326

Restaurants (0.6%)
Darden Restaurants, Inc.	5,950	252,697
McDonald’s Corp.	41,600	1,627,392
Wendy’s International, Inc.	4,800	321,600
YUM! Brands, Inc.	9,500	494,475

		2,696,164

Retail (5.4%)
Amazon.com, Inc. (b) (c)	11,800	379,016
Bed Bath & Beyond, Inc. (b)	10,800	413,208
Best Buy Co., Inc.	14,775	791,349
Big Lots, Inc. (b) (c)	5,000	99,050
Circuit City Stores, Inc.	5,900	148,149
Coach, Inc. (b)	13,600	467,840
Costco Wholesale Corp.	17,100	849,528
CVS Corp.	28,208	906,041
Dillards, Inc.	2,900	94,917
Dollar General Corp.	8,975	122,329
Family Dollar Stores, Inc.	4,200	122,808
Federated Department Stores, Inc.	18,822	813,299
Gap, Inc. (The)	20,700	392,265
Home Depot, Inc.	72,082	2,614,414
J.C. Penney Co., Inc. (c)	8,300	567,637
Kohl’s Corp. (b)	11,900	772,548
Kroger Co.	23,500	543,790
Limited, Inc. (The)	10,666	282,542
Lowe’s Cos., Inc.	52,272	1,466,752
Nordstrom, Inc. (c)	8,700	368,010
Office Depot, Inc. (b)	10,600	420,820
Officemax, Inc.	3,200	130,368
Safeway, Inc. (c)	16,700	506,845
Sears Holdings Corp. (b)	3,273	517,429
Staples, Inc.	26,750	650,828
Starbucks Corp. (b)	27,400	932,970
Supervalu, Inc.	8,503	252,114
Target Corp.	29,216	1,614,184
Tiffany & Co. (c)	5,300	175,960
TJX Cos., Inc.	16,800	470,904
Wal-Mart Stores, Inc.	85,888	4,235,996
Walgreen Co.	34,300	1,522,577
Whole Foods Market, Inc. (c)	5,400	320,922

		23,967,409

Semiconductors (1.0%)
Advanced Micro Devices, Inc. (b)	16,000	397,600
Analog Devices, Inc.	13,400	393,826
Applied Materials, Inc.	52,700	934,371
Freescale Semiconductor, Inc. (b)	13,246	503,480
Jabil Circuit, Inc.	6,600	188,562
KLA-Tencor Corp.	6,200	275,714
Linear Technology Corp. (c)	11,900	370,328
LSI Logic Corp. (b)	10,900	89,598

Maxim Integrated Products, Inc.	12,200	342,454
Micron Technology, Inc. (b)	24,500	426,300
National Semiconductor Corp. (c)	11,600	272,948
Novellus Systems (b)	5,300	146,598
PMC-Sierra, Inc. (b) (c)	10,600	62,964
QLogic Corp. (b)	4,400	83,160

		4,487,903

Steel (0.2%)
Allegheny Technologies, Inc. (c)	3,200	199,008
Nucor Corp. (c)	10,200	504,798
United States Steel Corp. (c)	4,700	271,096

		974,902

Telecommunications (5.0%)
ADC Telecomm, Inc. (b)	4,657	69,855
ALLTEL Corp.	14,300	793,650
AT&T, Inc. (c)	135,549	4,413,474
BellSouth Corp.	63,400	2,710,350
CenturyTel, Inc.	4,800	190,416
Ciena Corp. (b) (c)	3,863	105,259
Citizens Communications Co.	9,800	137,592
Comverse Technology, Inc. (b)	8,200	175,808
Corning, Inc. (b)	53,300	1,301,053
Embarq Corp.	5,834	282,191
JDS Uniphase Corp. (b) (c)	58,800	128,772
Juniper Networks, Inc. (b)	21,400	369,792
Lucent Technologies, Inc. (b)	145,700	340,938
Motorola, Inc.	85,500	2,137,500
QUALCOMM, Inc.	57,700	2,097,395
Qwest Communications International, Inc. (b) (c)	53,023	462,361
Sprint Corp.	105,799	1,814,453
Tellabs, Inc. (b)	18,000	197,280
Univision Communications, Inc. (b)	7,600	260,984
Verizon Communications, Inc.	101,202	3,757,630
Windstream Corp.	19,003	250,650

		21,997,403

Tire & Rubber (0.1%)
B.F. Goodrich Co. (The)	3,400	137,768
Goodyear Tire & Rubber Co. (b) (c)	7,900	114,550

		252,318

Tobacco (0.2%)
Reynolds American, Inc.	6,700	415,199
UST, Inc. (c)	6,400	350,912

		766,111

Trucking (0.9%)
FedEx Corp.	11,100	1,206,348
Ryder System, Inc.	2,400	124,032
United Parcel Service, Inc., Class B	37,700	2,712,138

		4,042,518

Utilities (2.7%)
AES Corp. (b)	21,800	444,502
Allegheny Energy, Inc. (b)	4,900	196,833
Ameren Corp. (c)	7,700	406,483
American Electric Power Co., Inc.	15,060	547,732
Centerpoint Energy, Inc. (c)	8,200	117,424
CMS Energy Corp. (b)	5,800	83,752
Consolidated Edison, Inc.	9,600	443,520
Constellation Energy Group, Inc.	5,500	325,600
Detroit Edison Co. (c)	5,100	211,701
Dominion Resources, Inc. (c)	12,900	986,721

Duke Energy Corp.	42,276	1,276,736
Edison International	11,600	483,024
Entergy Corp.	7,900	618,017
FirstEnergy Corp.	12,386	691,882
FPL Group, Inc. (c)	13,000	585,000
Nisource, Inc.	7,364	160,093
PG & E Corp.	12,300	512,295
Pinnacle West Capital Corp.	2,900	130,645
PPL Corp. (c)	13,600	447,440
Progress Energy, Inc. (c)	8,826	400,524
Public Service Enterprise Group, Inc.	8,100	495,639
Southern Co. (c)	27,300	940,758
TECO Energy, Inc. (c)	6,100	95,465
TXU Corp.	16,700	1,044,084
Xcel Energy, Inc. (c)	11,780	243,257

		11,889,127

Waste Management (0.2%)
Allied Waste Industries, Inc. (b) (c)	6,300	71,001
Waste Management, Inc.	19,000	696,920

		767,921

Total Common Stocks		419,756,762

CASH EQUIVALENTS (5.0%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $22,303,168)	$22,293,415	22,293,415

Total Cash Equivalents		22,293,415

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (7.5%)
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $28,390,108 (Collateralized by various U.S. Government Agency obligations)	28,377,362	28,377,362
Morgan Stanley Master Note, 5.56%, 10/29/07 (d)	5,000,000	5,000,000

Total Short-Term Securities Held as Collateral for Securities on Loan		33,377,362

Total Investments (Cost $451,958,357) (a) - 107.2%		475,427,539
Liabilities in excess of other assets - (7.2)%		(32,063,008)

NET ASSETS - 100.0%		$443,364,531

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of September 30, 2006.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on September 30, 2006. The maturity date represents the actual maturity date.

At September 30, 2006, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ Depreciation
71	S&P 500 Emini Futures	12/15/06	23,880,850	483,125.08

*	Cash pledged as collateral.

Gartmore Variable Insurance Trust

VAN KAMPEN GVIT MULTI SECTOR BOND FUND

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
CORPORATE BONDS (48.1%)
Advertising (0.1%)
Interpublic Group Co., 7.25%, 08/15/11	45,000	$43,200
Interpublic Group Co., 5.40%, 11/15/09	305,000	288,225

		331,425

Aerospace & Defense (0.2%)
Northrop Grumman Corp., 4.08%, 11/16/06	115,000	114,810
Systems 2001 Asset Trust, 6.66%, 09/15/13 (c)	283,207	297,891

		412,701

Asset Backed Securities (12.2%)
Aegis Asset Backed Securities Trust, 5.44%, 10/25/35 (e)	560,789	560,885
Banc of America Funding Corp., 5.68%, 09/20/35 (e)	486,577	489,143
Bear Stearns Asset Backed, Inc., 5.55%, 03/25/35 (e)	780,141	780,474
Bear Stearns Asset Backed, Inc., 5.45%, 08/25/35 (e)	387,336	387,403
Bear Stearns Mortgage Funding Trust, 5.57%, 07/25/36 (e)	1,342,233	1,342,233
Capital Auto Receivables Asset Trust, 5.39%, 04/15/08 (e)	715,735	715,833
Credit Based Asset Servicing and Securities, 5.43%, 08/25/35 (e)	481,761	481,745
Credit Based Asset Servicing and Securities, 5.44%, 08/25/35 (e)	368,780	368,840
DSLA Mortgage Loan Trust, 5.53%, 11/19/37 (e)	1,689,999	1,689,999
DSLA Mortgage Loan Trust, 5.50%, 04/19/47 (e)	1,752,487	1,753,582
First Franklin Mortgage Loan Asset Backed Certificates, 5.43%, 07/25/35 (e)	530,490	530,589
First Franklin Mortgage Loan Asset Backed Certificates, 5.37%, 07/25/36 (e)	1,365,327	1,365,231
Fremont Home Loan Trust, 5.38%, 10/25/36 (e)	1,775,000	1,775,000
Greenpoint Mortgage Funding Trust, 5.65%, 03/25/36 (e)	1,589,828	1,591,092
GSAMP Trust, 5.45%, 08/01/35 (e)	411,223	411,267
GSR Mortgage Loan Trust, 5.52%, 08/25/46 (e)	1,621,627	1,621,627
Indymac Index Mortgage Loan Trust, 5.45%, 07/25/46 (e)	1,725,000	1,734,019
Indymac Index Mortgage Loan Trust, 5.58%, 06/25/47 (e)	1,674,606	1,679,690

Master Asset Backed Securities Trust, 5.42%, 03/25/35	38,503	38,504
MBNA Master Credit Card Trust, 5.53%, 09/15/09 (e)	1,675,000	1,677,008
Structured Asset Investment Loan Trust, 5.67%, 11/25/33 (e)	80,685	80,776
Structured Asset Investment Loan Trust, 5.43%, 07/25/35 (e)	370,639	370,655
Structured Asset Mortgage Investments, Inc., 5.52%, 02/25/36 (e)	724,157	724,356
Structured Asset Mortgage Investments, Inc., 5.64%, 02/25/36 (e)	1,165,816	1,169,336
Structured Asset Mortgage Investments, Inc., 5.60%, 04/25/36 (e)	1,959,930	1,961,156
Structured Asset Mortgage Investments, Inc., 5.55%, 07/25/36 (e)	818,873	818,873
Structured Asset Mortgage Investments, Inc., 5.63%, 07/25/36 (e)	1,289,364	1,289,364
Structured Asset Mortgage Investments, Inc., 5.56%, 08/25/36 (e)	1,223,529	1,225,249
Structured Asset Securities Corp., 5.41%, 05/25/35 (e)	227,757	227,741
Structured Asset Securities Corp., 5.53%, 06/25/35 (e)	1,349,051	1,349,600

		30,211,270

Automotive (1.2%)
Arvinmeritor, Inc., 8.75%, 03/01/12 (g)	550,000	526,625
Daimler Chrysler NA Holdings, 8.50%, 01/18/31	180,000	213,914
General Motors Corp., 8.38%, 07/15/33 (EUR) (g)	2,090,000	1,807,849
Sonic Automotive Inc., Series B, 8.63%, 08/15/13 (g)	445,000	448,338

		2,996,726

Banking (1.0%)
Banco ABN AMRO Real SA, 15.86%, 12/13/07 (BRL)	350,000	165,550
Bank One Corp., 6.00%, 02/17/09	95,000	96,619
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	251,710
Citibank N.A., 15.00%, 01/30/09	275,900	294,374
JP Morgan Chase & Co., 5.35%, 03/01/07	140,000	139,952
KFW International Finance, 2.05%, 09/21/09 (JPY)	94,000,000	823,907
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	593,302

		2,365,414

Brewery (0.1%)
FBG Finance Ltd., 5.13%, 06/15/15 (c)	250,000	236,894

Business Services (0.2%)
Iron Mountain, Inc., 8.63%, 04/01/13	195,000	199,388
Iron Mountain, Inc., 7.75%, 01/15/15 (g)	180,000	180,000

		379,388

Cable (0.7%)
Cablevision Systems Corp., 9.62%, 04/01/09 (e)	290,000	308,488
CCH I LLC, 11.00%, 10/01/15	210,000	191,100
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	315,172
Echostar DBS Corp., 6.38%, 10/01/11	550,000	535,562
Echostar DBS Corp., 6.63%, 10/01/14	70,000	66,588
General Cable Corp., 9.50%, 11/15/10	100,000	107,000
TCI Communications, Inc., 7.88%, 02/15/26	90,000	101,367

		1,625,277

Chemicals & Plastics (0.8%)
Equistar Chemical, 10.13%, 09/01/08	330,000	349,388
Huntsman Corp., 10.13%, 07/01/09	195,000	197,925
ICI Wilmington, 4.38%, 12/01/08	115,000	112,395
JohnsonDiversey, Inc., 9.63%, 05/15/12 (g)	180,000	180,900
Nalco Co., 7.75%, 11/15/11 (g)	165,000	168,300
Westlake Chemicals, 6.63%, 01/15/16	1,070,000	1,016,500

		2,025,408

Cigarettes (0.2%)
Reynolds American, Inc., 7.25%, 06/01/13 (c)	390,000	401,321
RJ Reynolds Tobacco, 6.50%, 07/15/10 (c) (g)	150,000	151,392

		552,713

Commercial National Banks (0.1%)
JP Morgan Chase Note, 10.58%, 06/27/07	310,000	287,773

Computers (0.2%)
Hewlett-Packard Co., 5.52%, 05/22/09 (e)	365,000	365,397

Construction & Building Materials (0.1%)
Technical Olympic USA, Inc., 9.00%, 07/01/10	100,000	95,125
Technical Olympic USA, Inc., 10.38%, 07/01/12 (g)	100,000	86,500

		181,625

Consumer Products (0.1%)
Clorox Co., 5.52%, 12/14/07 (e)	210,000	210,352

Distribution & Wholesale (0.0%)
Nebraska Book Co., 8.63%, 03/15/12	65,000	60,938

Diversified (0.0%)
Koppers Industry, Inc., 03.83%, 11/15/14	255,000	187,425
Murrin Murrin Holdings, 9.38%, 08/31/07 (f) (g)	125,000	0

		187,425

Drugs (0.1%)
Amerisource Bergen Corp., 5.63%, 09/15/12	120,000	117,954
Warner Chilcott Corp., 8.75%, 02/01/15	210,000	217,350

		335,304

Electric (0.3%)
Ipalco Enterprises, Inc., 8.38%, 11/14/08	465,000	477,787
Ohio Power Company - IBC, 6.00%, 06/01/16	225,000	231,067

		708,854

Entertainment (0.2%)
Isle of Capri Casinos, 7.00%, 03/01/14	490,000	465,500

Environmental Controls (0.2%)
Waste Management, Inc., 7.13%, 10/01/07	450,000	455,856

Financial Services (14.3%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (c)	395,000	412,178
American General Finance Corp., 4.63%, 05/15/09	95,000	93,421
American Home Mortgage Investment Trust, 5.68%, 04/25/44 (e)	408,303	408,761
AXA Financial, Inc., 7.75%, 08/01/10	460,000	498,774
Capital Auto Receivables Asset Trust, 5.41%, 01/15/08 (e)	611,996	612,174
Carrington Mortgage Loan Trust, 5.48%, 09/25/35 (e)	497,783	497,877
Carrington Mortgage Loan Trust, 5.45%, 10/25/35 (e)	542,817	542,901
Caterpillar Financial Services Corp., 5.46%, 08/20/07 (e)	220,000	220,226
Caterpillar Financial Services Corp., 3.63%, 11/15/07	75,000	73,613
CIT Group, Inc., 7.38%, 04/02/07 (g)	120,000	121,198
Countrywide Alternative Loan Trust, 5.61%, 10/25/35 (e)	449,927	450,422
Countrywide Alternative Loan Trust, 5.59%, 11/20/35 (e)	1,041,789	1,045,480
Countrywide Alternative Loan Trust, 5.48%, 05/25/36 (e)	967,499	967,680
Countrywide Alternative Loan Trust, 1.52%, 02/25/37 (e)	7,442,355	398,864
Countrywide Alternative Loan Trust, 5.52%, 10/25/46 (e)	1,222,526	1,222,526
Countrywide Home Loans, Inc., 3.25%, 05/21/08	220,000	213,176
Farmers Exchange Capital, 7.05%, 07/15/28 (c)	285,000	292,109
Fresenius Medical Care Capital Trust Series IV, 7.88%, 06/15/11	95,000	97,494
GE Capital Credit Card Master Note Trust, 5.38%, 06/15/10 (e)	1,350,000	1,350,509
General Electric Capital Corp., 4.25%, 12/01/10 (g)	100,000	96,877
General Motors Acceptance Corp., 6.88%, 09/15/11	1,280,000	1,273,219
Harborview Mortgage Loan Trust, 5.71%, 11/19/35 (e)	914,782	920,889
Harborview Mortgage Loan Trust, 0.94%, 03/19/37	2,982	2,237
Harborview Mortgage Loan Trust, 5.58%, 10/19/37 (e)	1,438,103	1,438,103
Harborview Mortgage Loan Trust, 5.62%, 07/19/45 (e)	539,494	541,038

Harborview Mortgage Loan Trust, 5.58%, 08/21/46 (e)	1,679,098	1,679,098
Household Finance Corp., 6.50%, 05/05/09 (EUR)	140,000	188,913
John Hancock Global Funding, 7.90%, 07/02/10 (c)	155,000	169,893
JP Morgan Chase & Co., 10.70%, 06/27/07	295,000	228,891
Luminent Mortgage Trust, 5.53%, 04/25/36 (e)	1,250,000	1,250,000
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)	425,000	417,400
MBNA Corp., 5.91%, 05/05/08 (e)	460,000	463,202
MBNA Credit Card Master Note Trust, 5.45%, 08/16/10 (e)	1,750,000	1,753,005
Merrill Lynch Mortgage Investors, Inc., 5.34%, 04/25/08 (e)	579,561	579,586
Merrill Lynch Mortgage Investors, Inc., 5.53%, 06/25/35 (e)	21,534	21,535
Merrill Lynch Mortgage Investors, Inc., 5.45%, 08/25/35 (e)	723,248	723,353
Nationstar Home Equity Loan Trust, 5.40%, 09/25/36 (e)	1,725,000	1,725,000
New Century Home Equity Loan Trust, 5.86%, 11/25/34 (e)	886,114	887,130
Option One Morgage Loan Trust, 5.63%, 11/25/34 (e)	378,473	378,692
Residential Accredit Loans, Inc., 5.59%, 02/25/46 (e)	606,510	606,840
Residential Accredit Loans, Inc., 5.60%, 02/25/46 (e)	640,670	640,308
Residential Asset Mortgage, Inc., 5.39%, 08/25/36 (e)	1,531,520	1,531,532
Residential Asset Mortgage, Inc., 5.40%, 10/25/36 (e)	1,000,000	1,000,000
Residential Capital Corp., 6.38%, 06/30/10	460,000	465,418
Saxon Asset Securities Trust, 5.42%, 10/25/35 (e)	98,690	98,695
Terwin Mortgage Trust, 5.45%, 07/25/35 (e)	194,084	194,116
Wachovia Morgage Loan Trust LLC, 5.44%, 10/25/35 (e)	223,040	223,057
Washington Mutual, Inc., 5.60%, 04/25/45 (e)	935,549	938,189
Washington Mutual, Inc., 5.62%, 08/25/45 (e)	511,307	512,347
Washington Mutual, Inc., 5.59%, 10/25/45 (e)	946,677	948,575
Washington Mutual, Inc., 5.58%, 11/25/45 (e)	939,354	944,627
Washington Mutual, Inc., 5.58%, 12/25/45 (e)	779,887	781,846
Washington Mutual, Inc., 5.60%, 04/25/46 (e)	1,348,660	1,348,773
Washington Mutual, Inc., 5.43%, 05/25/46 (e)	867,442	866,672

		35,358,439

Food Products & Services (0.4%)
Conagra Foods, Inc., 7.00%, 10/01/28	150,000	162,030
Conagra Foods, Inc., 8.25%, 09/15/30	100,000	122,933

Michael Foods, 8.00%, 11/15/13 (g)	120,000	122,400
Pilgrim’s Pride Corp., 9.63%, 09/15/11	270,000	283,500
Pilgrim’s Pride Corp., 9.25%, 11/15/13 (g)	95,000	97,375
Smithfield Foods, Inc., 8.00%, 10/15/09 (g)	90,000	94,050

		882,288

Foreign Banks & Agencies (0.2%)
RSHB Capital, 7.18%, 05/16/13 (c)	280,000	291,200
RSHB Capital, 7.18%, 05/16/13	100,000	103,099

		394,299

Health Care & Health Care Services (0.2%)
Columbia HCA Healthcare, 7.69%, 06/15/25	370,000	288,833
Tenet Healthcare Corp., 7.38%, 02/01/13	310,000	279,388

		568,221

Hotels & Casinos (0.7%)
Harrah’s Operating Co., Inc., 6.50%, 06/01/16	440,000	431,327
Host Marriott LP, 7.13%, 11/01/13 (g)	80,000	81,000
Host Marriott LP, 6.38%, 03/15/15	235,000	227,950
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)	130,000	130,860
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	296,250
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	150,938
Station Casinos, Inc., 6.00%, 04/01/12	340,000	328,100

		1,646,425

Insurance (0.7%)
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	250,000	296,185
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33	130,000	118,967
Munich Re Finance BV, 6.75%, 06/21/23 (EUR)	130,000	187,119
Specialty Underwriting & Residential Finance, 5.43%, 12/25/35 (e)	146,837	146,858
Specialty Underwriting & Residential Finance, 5.45%, 06/25/36 (e)	607,085	607,157
St. Paul Travelers, 5.01%, 08/16/07	240,000	238,540

		1,594,826

Internet (0.0%)
Exodus Communications, Inc., 0.00%, 07/15/10 (f)	124,552	0

Rhythms Netconnections, 0.00%, 02/15/10 (f)	366,692	0

Machinery, Construction & Mining (0.1%)
Manitowoc Co., Inc., 10.50%, 08/01/12 (g)	214,000	230,050

Manufacturing (0.4%)
Goodman Global Holdings, 8.33%, 06/15/12 (e) (g)	50,000	50,688
Interface, Inc., 7.30%, 04/01/08	55,000	55,550
Interface, Inc., 10.38%, 02/01/10	60,000	65,400
Interface, Inc., 9.50%, 02/01/14 (g)	225,000	231,750
Koppers, Inc., 9.88%, 10/15/13	47,000	50,878

Levi Strauss & Co., 10.26%, 04/01/12 (e) (g)	190,000	195,700
Propex Fabrics, Inc., 10.00%, 12/01/12	350,000	317,624

		967,590

Medical (0.2%)
Fresenius Medical Cap TR II, 7.88%, 02/01/08	350,000	356,125
Tenet Healthcare Corp., 9.88%, 07/01/14 (g)	100,000	99,625

		455,750

Mortgage Bankers & Brokers (0.7%)
Harborview Mortgage Loan Trust, 5.62%, 10/25/36	1,825,000	1,825,000

Multimedia (0.2%)
Viacom, Inc., 6.88%, 04/30/36 (c)	380,000	375,663

Oil & Gas (2.2%)
Colorado Interstate Gas, 6.80%, 11/15/15	150,000	151,169
Consolidated Natural Gas, 6.25%, 11/01/11	330,000	340,092
Consumers Energy Co., 4.80%, 02/17/09	210,000	207,371
Cooper Industries, Inc., 5.25%, 11/15/12	205,000	203,889
El Paso Production Holdings, 7.75%, 06/01/13	265,000	270,963
Entergy Gulf States, 6.14%, 12/08/08 (c) (e)	270,000	270,478
Gazprom Capital, 8.63%, 04/28/34	190,000	237,263
Hanover Equipment Trust, Series A, 8.50%, 09/01/08 (g)	126,000	127,575
Hilcorp Energy, 10.50%, 09/01/10 (c)	153,000	164,666
Hilcorp Energy, 7.75%, 11/01/15 (c)	125,000	120,938
Husky Oil, Ltd., 8.90%, 08/15/28	525,000	554,001
Magnum Hunter Resources, 9.60%, 03/15/12	29,000	30,668
Pemex Project Funding Master Trust, 6.63%, 04/04/10 (EUR)	250,000	339,003
Pemex Project Funding Master Trust, 6.69%, 06/15/10 (c) (e)	570,000	582,539
Petro Shopping Centre, 9.00%, 02/15/12	320,000	324,000
Petroleos Mexicanos, 8.63%, 12/01/23	250,000	300,625
Petroleos Mexicanos, 9.50%, 09/15/27	720,000	939,599
Pogo Producing Co., 6.88%, 10/01/17	210,000	200,288
Sempra Energy, 4.62%, 05/17/07	155,000	154,249

		5,519,376

Packaging & Containers (0.7%)
Berry Plastics Holding Co., 8.88%, 09/15/14 (c) (g)	440,000	442,200
Graham Packaging Co., 8.50%, 10/15/12 (g)	155,000	153,450
Graphic Packaging International, 9.50%, 08/15/13 (g)	165,000	168,713
Owens-Illinois, Inc., 7.50%, 05/15/10	650,000	650,000
Sealed Air Corp., 5.63%, 07/15/13 (c)	215,000	211,551

		1,625,914

Paper & Forest Products (0.8%)
Abitibi-Consolidated, Inc., 8.85%, 08/01/30	120,000	100,800
Bowater, Inc., 7.95%, 11/15/11	920,000	878,600
P.H. Glatfelter, 7.13%, 05/01/16 (c) (g)	65,000	63,381
Pindo Deli Finance BV, 6.00%, 04/28/15 (c) (e)	171,871	130,622
Pindo Deli Finance BV, 6.00%, 04/28/18 (c) (e)	446,898	227,918
Pindo Deli Finance BV, 10.44%, 04/28/27 (c)	901,231	108,148
Tjiwi Kimia Finance BV, 6.00%, 04/28/15 (e)	211,537	160,768
Tjiwi Kimia International BV, 6.00%, 04/28/15 (c) (e)	202,083	153,583
Tjiwi Kimia International BV, 6.00%, 04/28/18 (c) (e)	183,062	97,023
Tjiwi Kimia International BV, 10.16%, 04/28/27 (c)	473,111	61,504

		1,982,347

Pipelines (0.7%)
Consolidated Natural Gas, 5.00%, 12/01/14	230,000	218,400
Kinder Morgan Energy Partners, L.P., 5.13%, 11/15/14	90,000	85,548
Kinder Morgan Finance, 5.70%, 01/05/16	635,000	586,178
Pacific Energy Partners, 7.13%, 06/15/14	150,000	153,000
Panhandle Eastern Pipelines Series B, 2.75%, 03/15/07	85,000	83,962
Plains All American Pipeline, 6.70%, 05/15/36 (c)	230,000	240,033
Texas Eastern Transmission, 7.00%, 07/15/32	130,000	145,638
The Williams Cos., Inc., 7.88%, 09/01/21 (g)	255,000	266,475

		1,779,234

Printing & Publishing (0.3%)
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	81,000
Houghton Mifflin Co., 8.25%, 02/01/11	80,000	82,200
Houghton Mifflin Co., 9.88%, 02/01/13	130,000	137,475
Quebecor World Capital Corp., 8.75%, 03/15/16 (c) (g)	495,000	476,438

		777,113

Real Estate (0.3%)
Brascan Corp., 7.13%, 06/15/12	250,000	267,809
World Financial, 6.91%, 09/01/13 (c)	523,367	549,399

		817,208

Real Estate Investment Trusts (2.7%)
American Home Mortgage Assets, 5.56%, 05/25/46 (e)	1,667,643	1,666,731
American Home Mortgage Assets, 5.55%, 09/25/46 (e)	1,829,676	1,834,102
American Home Mortgage Assets, 5.52%, 10/25/46 (e)	2,075,000	2,075,000
Luminent Mortgage Trust, 5.57%, 04/25/36 (e)	1,139,677	1,142,111

		6,717,944

Research & Testing Services (0.0%)
Geophysique, 7.50%, 05/15/15	40,000	39,600

Retail (0.7%)
BON-TON Department Stores, Inc., 10.25%, 03/15/14 (g)	470,000	457,075
CVS Corp., 5.75%, 08/15/11	65,000	65,846
Delhaige America, Inc., 8.13%, 04/15/11	215,000	230,757
May Department Stores Co., 6.70%, 07/15/34	100,000	99,487
Linens ‘N Things, Inc., 11.13%, 01/15/14 (c) (e) (g)	560,000	540,400
Yum! Brands, Inc., 8.88%, 04/15/11	230,000	260,063

		1,653,628

Special Purpose Entity (0.4%)
Innophos Investments, 13.41%, 02/15/15 (e)	297,792	308,959
Innophos, Inc., 8.88%, 08/15/14	430,000	426,775
K&F Acquisition, Inc., 7.75%, 11/15/14 (g)	370,000	370,925

		1,106,659

Telecommunications (1.6%)
American Tower Corp., 7.50%, 05/01/12	275,000	282,562
American Tower Corp., 7.13%, 10/15/12 (g)	100,000	102,500
AT&T Corp., 6.00%, 11/21/06 (EUR)	100,000	127,157
AT&T Corp., 8.00%, 11/15/31 (e)	295,000	360,564
Axtel SA, 11.00%, 12/15/13 (g)	285,000	319,199
Corning, Inc., 6.25%, 02/18/10 (EUR)	60,000	80,163
Deutsche Telekom International Finance, 8.13%, 05/29/12 (EUR)	160,000	240,316
France Telecom, 8.50%, 03/01/31	115,000	150,046
France Telecom SA, 8.13%, 01/28/33 (EUR)	90,000	154,323
Intelsat Bermuda Ltd., 10.48%, 01/15/12 (e) (g)	190,000	192,613
National Cable PLC, 8.75%, 04/15/14 (g)	75,000	77,813
National Cable PLC, 9.13%, 08/15/16 (g)	100,000	103,250
Nextlink Communications, Inc., 0.00%, 06/01/09 (f)	500,000	0
Nextlink Communications, Inc., 0.00%, 06/01/09 (f)	350,000	0
Nordic Tel Co. Hldgs, 8.88%, 05/01/16 (c)	155,000	162,944
Nortel Networks Corp., 4.25%, 09/01/08 (g)	190,000	181,450
Qwest Communications International, 8.91%, 02/15/09 (e)	225,000	229,219
Qwest Corp., 5.63%, 11/15/08	45,000	44,663
SBC Communications, Inc., 6.15%, 09/15/34 (g)	140,000	135,536
Sprint Capital Corp., 8.75%, 03/15/32	40,000	48,780
Telecom Italia Capital, 4.00%, 11/15/08	110,000	106,704

Telecom Italia Capital, 4.00%, 01/15/10	195,000	184,764
Ubiquitel Operating Co., 9.88%, 03/01/11	220,000	238,700
Verizon New England, 6.50%, 09/15/11	10,000	10,259
Wind Acquisition Financial SA, 10.75%, 12/01/15 (c)	490,000	540,837

		4,074,362

Telephone Communications (0.1%)
Telefonica Europe, 8.25%, 09/15/30	220,000	261,988

Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	235,000	245,642
Tempur-Pedic, Inc., 10.25%, 08/15/10	71,000	74,461

		320,103

Transportation Services (0.2%)
CHC Helicopter Corp., 7.38%, 05/01/14	220,000	207,350
Norfolk Southern Corp., 7.35%, 05/15/07	115,000	116,260
Union Pacific Corp., 6.79%, 11/09/07	100,000	101,247
Union Pacific Corp., 6.63%, 02/01/08	180,000	182,953

		607,810

Utilities & Power Producers (1.1%)
AES Corp., 9.38%, 09/15/10	53,000	57,240
AES Corp., 7.75%, 03/01/14	95,000	98,800
AES Corp., 9.00%, 05/15/15 (c)	305,000	328,637
Arigona Public Service Co., 5.80%, 06/30/14	250,000	248,699
CC Funding Trust I, 6.90%, 02/16/07	305,000	306,454
Cincinnati Gas & Electric Co., 5.70%, 09/15/12	275,000	277,069
Detroit Edison Co., 6.13%, 10/01/10	200,000	205,656
Entergy Gulf States, 3.60%, 06/01/08	65,000	63,013
Entergy Gulf States, 5.80%, 12/01/09 (e)	105,000	104,705
Foundation PA Coal Co., 7.25%, 08/01/14 (g)	50,000	50,250
Monongahela Power Co., 5.00%, 10/01/06	170,000	170,000
MSW Energy Holdings, 7.38%, 09/01/10	185,000	185,000
MSW Energy Holdings, 8.50%, 09/01/10	45,000	46,350
National Grid Transco, PLC, 5.00%, 07/02/18	110,000	142,582
NiSource Finance Corp., 5.97%, 11/23/09 (e)	120,000	119,976
TXU Corp., 4.81%, 11/17/14	300,000	293,913
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	107,835

		2,806,179

Total Corporate Bonds		118,784,256

SOVEREIGN BONDS (13.8%)
ARGENTINA (1.1%)
Republic of Argentina, 0.00%, 04/10/05 (f)	390,000	167,700
Republic of Argentina, 5.83%, 12/31/33 (e)	1,850,000	752,950
Republic of Argentina, 8.38%, 12/31/33	47,709	45,809
Republic of Argentina, 5.40%, 10/15/46	1,850,000	1,850,000

		2,816,459

BRAZIL (1.1%)
Federal Republic of Brazil, 14.50%, 10/15/09	520,000	650,000
Federal Republic of Brazil, 10.50%, 07/14/14	180,000	226,170
Federal Republic of Brazil, 8.00%, 01/15/18	136,000	149,396
Federal Republic of Brazil, 8.88%, 10/14/19	856,000	1,015,216
Federal Republic of Brazil, 8.88%, 04/15/24	470,000	564,000

		2,604,782

CANADA (0.3%)
Canadian Government., 5.25%, 06/01/12	700,000	668,492

COLOMBIA (0.4%)
Republic of Colombia, 9.75%, 04/09/11	129,528	140,862
Republic of Colombia, 8.25%, 12/22/14	155,000	171,120
Republic of Colombia, 11.75%, 02/25/20	100,000	140,000
Republic of Colombia, 8.13%, 05/21/24	170,000	187,000
Republic of Colombia, 7.38%, 09/18/37	240,000	243,000

		881,982

ECUADOR (0.1%)
Republic of Ecuador, 9.38%, 12/15/15	100,000	96,750
Republic of Ecuador, 10.00%, 08/15/30	290,000	266,800

		363,550

GERMANY (2.4%)
Bundes Republic of Deutschland, 5.63%, 01/04/28	3,820,000	6,018,639

ITALY (0.1%)
Buoni Poliennali Del Tesson, 5.25%, 11/01/29	120,000	175,012

IVORY COAST (0.0%)
Ivory Coast, 12.24%, 03/30/18	285,000	71,250

JAPAN (0.2%)
Japanese Government, 0.80%, 03/20/13	50,000,000	410,009

MEXICO (1.7%)
Mexican Fixed Rate Bonds, 8.00%, 12/15/17	6,360,000	567,880
Mexican Fixed Rate Bonds, 10.00%, 12/05/24	27,760,000	2,875,278
United Mexican States, 8.38%, 01/14/11	710,000	792,360

		4,235,518

PERU (0.3%)
Republic of Peru, 9.88%, 02/06/15	145,000	179,438
Republic of Peru, 8.38%, 05/03/16	120,000	138,300
Republic of Peru, 8.75%, 11/21/33	390,000	477,750

		795,488

PHILIPPINES (1.3%)
Republic of Philippines, 9.00%, 02/15/13	270,000	303,413
Republic of Philippines, 8.88%, 03/17/15	1,060,000	1,208,400
Republic of Philippines, 10.63%, 03/16/25	120,000	159,900
Republic of Philippines, 9.50%, 02/02/30	1,222,000	1,506,115

		3,177,828

RUSSIA (1.4%)
Russian Federation, 8.25%, 03/31/10	391,114	410,709
Russian Federation, 11.00%, 07/24/18	516,000	742,937
Russian Federation, 12.75%, 06/24/28	960,000	1,722,719
Russian Federation, 5.00%, 03/31/30	948	1,058
Russian Federation, 2.50%, 03/31/30 (e)	580,000	647,454

		3,524,877

SOUTH AFRICA (0.1%)
Republic of South Africa, 13.50%, 09/15/15	1,035,000	172,874

SPAIN (1.4%)
Bonos Y Oblig Del Estado, 5.15%, 07/30/09	2,250,000	2,969,866
Bonos Y Oblig Del Estado, 6.15%, 01/31/13	330,000	475,981

		3,445,847

SWEDEN (0.3%)
Swedish Government, 5.00%, 01/28/09	4,500,000	635,284

UNITED KINGDOM (0.9%)
United Kingdom Treasury, 7.25%, 12/07/07	1,200,000	2,304,703

VENEZUELA (0.7%)
Republic of Venezuela, 10.75%, 09/19/13	640,000	782,400
Republic of Venezuela, 8.50%, 10/08/14	270,000	299,025
Republic of Venezuela, 9.38%, 01/13/34	512,000	632,832

		1,714,257

Total Sovereign Bonds		34,016,851

MORTGAGE-BACKED OBLIGATIONS (6.0%)
Federal Home Loan Mortgage Corporation (0.5%)
Gold, Pool # C00712, 6.50%, 02/01/29	35,274	36,156
Gold, Pool # C01104, 8.00%, 12/01/30	40,701	42,791

Gold, Pool # C01132, 8.00%, 01/01/31	37,384	39,305
Gold, Pool # C01150, 8.00%, 02/01/31	37,435	39,357
Gold, Pool # C29808, 8.00%, 08/01/29	24,505	25,787
Gold, Pool # C39060, 8.00%, 06/01/30	986	1,036
Gold, Pool # C41333, 7.50%, 08/01/30	21,149	21,919
Gold, Pool # C41531, 8.00%, 08/01/30	12,894	13,556
Gold, Pool # C42327, 8.00%, 09/01/30	2,510	2,639
Gold, Pool # C44964, 7.50%, 11/01/30	47,832	49,574
Gold, Pool # C46763, 8.00%, 01/01/31	4,626	4,868
Gold, Pool # C46946, 8.00%, 01/01/31	12,423	13,061
Gold, Pool # C48997, 8.00%, 03/01/31	90,117	94,746
Gold, Pool # C49587, 8.00%, 03/01/31	19,735	20,740
Gold, Pool # C50477, 8.00%, 04/01/31	35,015	36,798
Gold, Pool # C53381, 8.00%, 06/01/31	5,283	5,554
Gold, Pool # C53597, 8.00%, 06/01/31	153,408	161,222
Gold, Pool # C53657, 8.00%, 06/01/31	14,787	15,540
Gold, Pool # C60019, 7.50%, 11/01/31	9,320	9,651
Gold, Pool # C67851, 7.50%, 06/01/32	191,378	198,079
Gold, Pool # C69951, 6.50%, 08/01/32	44,807	45,814
Gold, Pool # C90381, 7.50%, 11/01/20	1,537	1,597
Pool # 170271, 12.00%, 08/01/15	274,326	299,763

		1,179,553

Federal National Mortgage Association (5.0%)
Pool # 251752, 6.50%, 06/01/28	139,821	143,258
Pool # 252009, 6.50%, 07/01/28	331,895	340,053
Pool # 253113, 7.50%, 03/01/30	21,962	22,797
Pool # 253673, 7.50%, 03/01/31	33,325	34,505
Pool # 253674, 8.00%, 03/01/31	2,608	2,750
Pool # 254695, 6.50%, 04/01/33	344,060	351,139
Pool # 256317, 7.00%, 07/01/36	3,847,755	3,952,531
Pool # 323591, 6.50%, 03/01/29	234,309	240,069
Pool # 346286, 6.50%, 05/01/26	88,162	90,328
Pool # 370191, 6.50%, 01/01/27	6,060	6,209
Pool # 415967, 6.50%, 10/01/28	130,568	133,778
Pool # 457953, 6.50%, 01/01/29	105,248	107,835
Pool # 482616, 6.50%, 02/01/29	208,949	214,097
Pool # 50946, 6.50%, 12/01/23	27,825	28,415
Pool # 511954, 7.50%, 10/01/29	8,385	8,703
Pool # 517874, 7.50%, 02/01/30	42,873	44,391
Pool # 519145, 7.50%, 10/01/29	21,651	22,471

Pool # 523284, 7.50%, 11/01/29	3,974	4,125
Pool # 527589, 7.50%, 01/01/30	10,204	10,590
Pool # 535399, 8.00%, 07/01/30	35,125	37,046
Pool # 535533, 8.00%, 10/01/30	123,951	130,730
Pool # 540017, 8.00%, 05/01/30	6,082	6,414
Pool # 540091, 7.50%, 06/01/30	21,689	22,457
Pool # 545239, 8.00%, 09/01/31	48,138	50,771
Pool # 545551, 8.00%, 04/01/32	30,159	31,808
Pool # 545604, 8.00%, 09/01/31	18,420	19,533
Pool # 545759, 6.50%, 07/01/32	212,315	217,000
Pool # 555533, 6.50%, 04/01/33	102,722	105,029
Pool # 563324, 7.00%, 12/01/30	80,147	82,329
Pool # 564363, 8.00%, 01/01/31	3,028	3,193
Pool # 564993, 7.50%, 03/01/31	30,338	31,412
Pool # 576112, 7.00%, 05/01/31	4,112	4,234
Pool # 577304, 7.50%, 04/01/31	4,159	4,303
Pool # 577407, 7.50%, 07/01/31	55,998	57,937
Pool # 606566, 7.50%, 10/01/31	38,988	40,338
Pool # 613017, 8.00%, 03/01/31	3,719	3,944
Pool # 630601, 7.00%, 05/01/32	248,297	255,555
Pool # 642656, 7.00%, 07/01/32	69,483	71,514
Pool # 666097, 7.00%, 10/01/32	96,780	99,609
Pool # 741875, 6.50%, 09/01/33	36,827	37,585
Pool # 836067, 7.00%, 09/01/35	839,315	862,170
Pool # 836295, 7.00%, 10/01/35	685,404	704,068
Pool # 868995, 7.00%, 05/01/36	2,382,612	2,465,242
Pool # 886574, 7.00%, 08/01/36	1,221,296	1,256,408

		12,358,673

Government National Mortgage Association (0.5%)
Pool # 780141, 10.00%, 12/15/20	188,859	209,350
Pool # 780349, 10.00%, 09/15/21	234,083	259,422
Pool # 780378, 11.00%, 01/15/19	215,571	237,873
Pool # 780699, 9.50%, 12/15/17	206,009	223,003
Pool # 780709, 11.00%, 01/15/21	264,088	290,708

		1,220,356

Total Mortgage-Backed Obligations		14,758,582

INTEREST ONLY BONDS (5.7%)
Asset Backed Securities (5.3%)
Countyrwide Alternative Loan Trust, 0.98%, 09/25/35 (e)	34,424,273	742,273
Countrywide Alternative Loan Trust, 5.71%, 11/20/35 (e)	1,006,768	1,009,767
Countrywide Alternative Loan Trust, 1.57%, 12/20/35 (e)	11,672,605	361,010
Countrywide Alternative Loan Trust, 2.41%, 12/20/35 (e)	10,023,593	530,559
Countrywide Alternative Loan Trust, 6.26%, 02/25/36 (e)	1,759,792	1,778,024
Countrywide Alternative Loan Trust, 5.60%, 07/25/46 (e)	1,055,991	1,059,641
Countrywide Alternative Loan Trust, 25.84%, 09/25/46	23,000,000	1,218,281
Countrywide Alternative Loan Trust, 5.38%, 09/25/46 (e)	1,577,715	1,577,716
Countyrwide Alternative Loan Trust, 1.49%, 03/20/46 (e)	7,345,438	369,593

Greenpoint Mortgage Funding Trust, 1.21%, 08/25/45 (e)	4,783,414	148,734
Greenpoint Mortgage Funding Trust, 1.80%, 10/25/45 (e)	6,501,777	209,276
Greenpoint Mortgage Funding Trust, 1.95%, 10/25/45 (e)	3,748,721	90,204
Harborview Mortgage Loan Trust, 1.11%, 06/19/35 (e)	6,645,741	147,452
Harborview Mortgage Loan Trust, 0.51%, 11/19/34 (e)	12,566,380	243,474
Harborview Mortgage Loan Trust, 1.41%, 05/19/35 (e)	10,011,560	244,032
Harborview Mortgage Loan Trust, 1.76%, 03/19/37 (e)	7,075,694	336,095
Harborview Mortgage Loan Trust, 5.56%, 07/19/46 (e)	1,269,526	1,269,583
Harborview Mortgage Loan Trust, 0.00%, 07/19/47 (e)	41	21
Harborview Mortgage Loan Trust, 1.63%, 07/19/47 (e)	7,932,760	330,945
Indymac Index Mortgage Loan Trust, 0.64%, 07/25/35 (e)	5,816,420	190,851
Zuni Mortgage Loan Trust, 5.62%, 08/25/36 (e)	1,283,867	1,282,116

		13,139,647

Federal Home Loan Mortgage Corporation (0.1%)
IOETTE, Series 1103, Class N, 1156.50%, 06/15/21	14	27
1.63%, 06/17/27 (e)	1,649,908	58,022
6.00%, 04/15/32	1,148,578	180,360
7.00%, 07/15/33	496,767	111,681

		350,090

Federal National Mortgage Association (0.3%)
6.00%, 08/25/32	360,838	49,660
6.00%, 05/25/33	464,022	108,763
6.50%, 05/25/33 (e)	1,053,156	234,526
6.50%, 05/25/33 (e)	427,802	94,106
6.00%, 06/25/33	486,804	112,955
6.50%, 06/25/33 (e)	426,959	93,428

		693,438

Total Interest Only Bonds		14,183,175

U.S. GOVERNMENT AGENCIES (2.5%)
Federal Home Loan Mortgage Corporation (2.5%)
TBA, 5.50%, 10/01/18 (d)	2,550,000	2,547,608
TBA, 7.00%, 11/01/32 (d)	3,550,000	3,643,188

Total U.S. Government Agencies		6,190,796

WARRANTS (0.1%)
Banking (0.0%)
Central Bank of Nigeria, 0.00% (b) (f)	500	0

Foreign Government (0.1%)
Republic of Argentina, 8.06%, 12/15/35 (b)	130,001	12,922
Republic of Argentina, 0.00%, 12/15/35 (b)	4,154,313	122,345
Republic of Venezuela, 0.00%, 04/15/20 (b) (f)	1,250	0

		135,267

Telecommunications (0.0%)
XO Holdings, Inc. (b)	248	1,211
XO Holdings, Inc., Series A (b)	499	449
XO Holdings, Inc., Series B (b)	374	224
XO Holdings, Inc., Series C (b)	374	142

		2,026

Total Warrants		137,293

CASH EQUIVALENTS (26.8%)
Banks (0.6%)
JP Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $1,528,246)	1,527,578	1,527,578

Brazil (0.1%)
Citigroup, Inc. Brazil LTN Note, 0.11%, 05/18/09	250,000	249,298

Federal Home Loan Bank - Discount Note (4.1%)
Federal Home Loan Bank, 4.35%, 10/13/06	10,000,000	9,984,540

Federal Home Loan Mortgage Discount Notes (3.4%)
Federal Home Loan Mortgage Corp. 1.73% 10/17/2006	8,500,000	8,481,215

Turkey (0.3%)
Citigroup, Inc. Turkey LTN Note, 12.00%, 06/28/07	710,000	652,717

U.S. Treasury Bill (0.3%)
4.79%, 01/11/07	700,000	690,672

U.S. Treasury Bonds (0.6%)
6.38%, 08/15/27	1,300,000	1,560,610

U.S. Treasury Notes (17.4%)
3.50%, 11/15/06 (g)	15,200,000	15,173,870
3.13%, 05/15/07 (g)	5,000,000	4,942,970
5.75%, 08/15/10 (g)	1,000,000	1,040,703
3.88%, 02/15/13 (g)	2,360,000	2,266,799
8.13%, 08/15/19	3,625,000	4,780,469
7.63%, 02/15/25	1,000,000	1,335,703
6.13%, 08/15/29 (g)	11,475,000	13,527,051

		43,067,565

Total Cash Equivalents		66,214,195

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (13.9%)
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $14,619,175 (Collateralized by various U.S. Government Agency obligations)	14,612,612	14,612,612
Bank of America Note, 5.31%, 11/07/06	1,500,000	1,500,000
Beta Finance Inc. Medium Term Note, 5.37%, 01/31/08	300,000	300,000
Comerica CD, 5.31%, 08/24/07	999,995	999,995
MacQuarie Bank Ltd. Medium Term Note, 5.35%, 10/27/07	4,999,668	4,999,668
Morgan Stanley Master Note, 5.56%, 10/29/07	5,000,000	5,000,000
Pricoa Global Funding Medium Term Note, 5.37%, 09/22/08	5,000,000	5,000,000

Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07	1,999,511	1,999,511

Total Short-Term Securities Held as Collateral for Securities on Loan		34,411,786

Total Investments (Cost $282,113,258) (a) - 116.8%		288,696,934
Liabilities in excess of other assets - (16.8)%		(41,540,588)

NET ASSETS - 100.0%		$247,156,346

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	Mortgage Dollar Rolls.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on September 30, 2006. The maturity date represents the actual maturity date.

(f)	Security in default.

(g)	All of part of the security was on loan as of September 30, 2006.

(BRL)	Principal amount denominated in Brazilian Real.

(EUR)	Principal amount denominated in Euro.

(JPY)	Principal amount denominated in Japanese Yen.

TBA	To Be Announced

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealiged Appreciation/ (Depreciation)
Short Contract:
Euro	10/27/06	$(6,649,155)	$(6,610,989)	$38,167
Swedish Krone	11/21/06	(416,667)	(411,131)	5,535

Total Short Contracts		$(7,065,822)	$(7,022,120)	$43,702

Long Contracts:
Euro	10/27/06	$570,479	$571,445	$967
Japanese Yen	11/07/06	13,189,935	12,729,950	(459,985)
Japanese Yen	11/07/06	6,267,019	6,045,662	(221,357)
Japanese Yen	11/07/06	595,881	596,051	170

Total Long Contracts		$20,623,314	$19,943,108	$(680,205)

At September 30, 2006, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Securities	Unrealized Appreciation (Depreciation)
2	Japanese Gov’t Bond	12/11/06	$269,000,000	$1,752,400
469	U.S. 10 yr. Note Future	11/21/06	50,681,313	599,488
21	U.S. Long Bond	12/29/06	2,360,531	45,224

			$322,041,844	$2,397,112

Number of Contracts	Short Contracts	Expiration	Market Value Covered by Securities	Unrealized Appreciation (Depreciation)
54	U.S. 5 yr. Note Future	11/21/06	$(5,697,844)	$(25,447)
244	U.S. 2 yr. Note Future	12/29/06	(49,898,000)	(149,204)

			$(55,595,844)	$(174,651)

The following is a summary of option activity for the period ended September 30, 2006, by the Fund (amount in thousands):

Covered Call Options	Shares Subject To Contract	Premiums
Balance at beginning of period	262	$92
Options written	1	185
Options closed	0	0
Options expired	(262)	(9)
Options exercised	0	0

Options outstanding at end of period	1	$268

At September 30, 2006, the Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number Of Contracts	Value	Unrealized Appreciation (Depreciation)
Euro Option	Put	June 2007	94.25	630	47,250	$(153,406)
Euro Option	Put	June 2007	94.50	144	22,500	(12,096)
Euro Option	Put	June 2007	94.75	107	34,775	1,338

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$(164,164)

Gartmore Variable Insurance Trust

GVIT Small Cap Value Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (96.5%)
Advanced Materials & Products (0.0%)
Ceradyne, Inc. (b)	6,800	$279,412

Aerospace & Defense (3.4%)
AAR Corp. (b)	8,500	202,640
Alliant Techsystems, Inc. (b)	46,550	3,773,342
Curtiss-Wright Corp.	27,600	837,660
DRS Technologies, Inc.	73,450	3,207,562
EDO Corp.	178,920	4,093,689
Esterline Technologies Corp. (b)	17,200	580,672
HEICO Corp.	2,700	92,610
Hexcel Corp. (b)	81,600	1,154,640
K&F Industries Holdings, Inc. (b)	166,620	3,129,124
Kaman Corp., Class A	73,500	1,323,735
Moog, Inc., Class A (b)	102,975	3,569,114
Orbital Sciences Corp. (b)	18,700	350,999
Triumph Group, Inc.	8,800	372,680

		22,688,467

Agriculture (0.1%)
Delta & Pine Land Co.	10,200	413,100

Airlines (0.8%)
AirTran Holdings, Inc. (b)	18,000	178,560
Alaska Air Group, Inc. (b)	20,100	764,604
Continental Airlines, Inc., Class B (b)	47,900	1,356,049
Enpro Industries, Inc. (b)	14,600	438,876
ExpressJet Holdings, Inc. (b)	61,400	405,854
Mesa Air Group, Inc. (b)	36,700	284,792
Republic Airways Holdings, Inc. (b)	27,200	422,144
SkyWest, Inc.	49,400	1,211,288

		5,062,167

Apparel (1.1%)
Carter’s, Inc. (b)	26,900	709,891
Maidenform Brands, Inc. (b)	30,800	594,440
Oxford Industries, Inc.	2,300	98,693
Perry Ellis Int’l, Inc. (b)	32,867	1,014,933
Phillips-Van Heusen Corp.	106,200	4,435,974
Quiksilver, Inc. (b)	31,700	385,155

		7,239,086

Auto Dealers (0.4%)
Group 1 Automotive, Inc.	16,000	798,400
Lithia Motors, Inc., Class A	61,400	1,517,808
Sonic Automotive, Inc.	11,500	265,535

		2,581,743

Auto Parts & Equipment (0.6%)
Aftermarket Technology Corp. (b)	22,400	397,824
American Axle & Manufacturing Holdings, Inc.	12,500	208,625
Arvinmeritor, Inc.	40,100	571,024

Asbury Automotive Group, Inc.	58,100	1,196,860
Keystone Automotive Industries, Inc. (b)	7,200	273,744
Tenneco Automotive, Inc. (b)	44,700	1,045,533
Visteon Corp. (b)	29,000	236,350

		3,929,960

Banks (9.8%)
1st Source Corp.	11,000	324,720
Amcore Financial, Inc.	50,900	1,541,761
Americanwest Bancorp	5,300	112,625
Ameris Bancorp	12,580	342,302
BancFirst Corp.	9,000	420,480
Bank of Granite	16,500	289,245
Banner Corp.	4,600	188,784
Berkshire Hills Bancorp, Inc.	1,000	35,590
BOK Financial Corp.	32,100	1,688,460
Cadence Financial Corp.	84,000	1,702,680
Camden National Corp.	6,800	273,360
Capitol Bancorp Ltd.	8,800	391,600
Cardinal Financial Corp.	5,800	63,568
Cathay General Bancorp	9,900	357,390
Central Pacific Financial Corp.	62,000	2,267,960
Chemical Financial Corp.	13,955	414,184
Chittenden Corp.	8,900	255,341
City Bank	6,400	300,992
City Holding Co.	25,200	1,004,724
Colonial Bancgroup, Inc.	109,400	2,680,299
Columbia Banking System, Inc.	11,630	372,276
Community Bank System, Inc.	14,400	319,104
Community Trust Bancorp, Inc.	16,870	635,156
Corus Bankshares, Inc.	71,200	1,592,032
Cullen/Frost Bankers, Inc.	20,300	1,173,746
East West Bancorp, Inc.	30,500	1,208,105
Euronet Worldwide, Inc. (b)	92,950	2,281,923
Farmers Capital Bank Corp.	3,800	128,706
First BanCorp ADR—PR	48,600	537,516
First Citizens BancShares, Class A	5,800	1,108,380
First Commonwealth Financial Corp.	34,400	448,232
First Community Bankshares, Inc.	9,500	317,015
First Regional Bancorp (b)	6,300	214,641
First Republic Bancorp, Inc.	22,650	963,984
First State Bancorp	76,750	1,993,198
FNB Corp.	6,400	230,464
Great Southern Bancorp, Inc.	9,200	258,520
Greater Bay Bancorp	28,300	798,343
Greene County Bancshares, Inc.	3,900	142,584
Hanmi Financial Corp.	160,750	3,150,699
Heartland Financial USA, Inc.	5,500	141,240
Heritage Commerce Corp.	2,700	62,478
Horizon Financial Corp.	4,900	146,314
Iberiabank Corp.	30,900	1,884,900
Independent Bank Corp. (Mass.)	27,600	897,552
Independent Bank Corp. (Mich.)	30,511	740,805
Integra Bank Corp.	14,800	374,144
Intervest Bancshares Corp. (b)	10,900	474,804
Irwin Financial Corp.	32,400	633,744
Lakeland Financial Corp.	3,300	77,583
Mainsource Financial Group, Inc.	15,796	268,058
MB Financial, Inc.	5,450	200,942
MBT Financial Corp.	6,600	97,944
Mercantile Bank Corp.	9,962	393,997
Mid-State Bancshares	14,300	391,248
Nara Bankcorp, Inc.	13,400	245,086

National Penn Bancshares, Inc.	103,278	2,026,316
NBT Bancorp, Inc.	7,200	167,472
Old National Bancorp	47,200	901,520
Old Second Bancorp, Inc.	3,700	110,852
Oriental Financial Group ADR - PR	20,100	239,592
Pacific Capital Bancorp	21,500	579,855
Peoples Bancorp, Inc.	10,500	306,915
Prosperity Bancshares, Inc.	12,600	428,904
Provident Bankshares Corp.	57,400	2,126,670
R & G Financial Corp. ADR - PR	56,350	419,808
Renasant Corp.	12,600	353,682
Republic Bancorp, Inc.	72,271	963,372
Republic Bancorp, Inc., Class A	5,181	109,578
Royal Bancshares of Pennsylvania, Class A	5,358	145,148
Santander Bancorp ADR - PR	2,300	43,447
SCBT Financial Corp.	4,195	156,893
Security Bank Corp.	10,500	237,405
Sierra Bancorp	1,200	37,500
Signature Bank (b)	103,650	3,205,894
Simmons First National Corp., Class A	7,600	220,476
Southwest Bancorp	29,400	759,108
Sterling Bancshares, Inc.	32,000	648,000
Sterling Financial Corp.	60,512	1,330,659
Summit Bancshares, Inc.	14,800	416,176
Taylor Capital Group, Inc.	9,700	286,635
Texas Regional Bancshares, Inc.	37,050	1,424,573
Trico Bancshares	10,100	249,975
TrustCo Bank Corp.	36,400	394,576
UMB Financial Corp.	68,800	2,516,016
Umpqua Holdings Corp.	32,496	929,386
Union Bankshares Corp.	25,800	1,143,456
United Bankshares, Inc.	8,200	305,204
United Community Financial Corp.	28,300	348,656
W Holding Co., Inc. ADR - PR	74,091	437,878
West Coast Bancorp	42,900	1,310,166
Wilmington Trust Corp.	33,300	1,483,515

		66,326,806

Beverages (0.3%)
Boston Beer Co., Inc., Class A (b)	60,540	1,988,739

Biotechnology Research & Production (0.1%)
Infinity Bio-Energy Ltd. (b)	155,500	869,245

Broadcast Media & Television (0.4%)
Arbitron, Inc.	3,400	125,834
Entercom Communications Corp.	30,400	766,080
Entravision Communications Corp. (b)	136,680	1,016,899
Lin TV Corp., Class A (b)	5,400	42,012
Radio One, Inc. (b)	105,300	658,125
Sinclair Broadcast Group, Inc.	5,800	45,530
Westwood One, Inc.	39,100	276,828

		2,931,308

Building (2.5%)
Apogee Enterprises, Inc.	15,900	241,839
Beazer Homes USA, Inc.	4,800	187,392
Builders FirstSource, Inc. (b)	7,600	115,748
Building Materials Holding Corp.	24,000	624,480
Genlyte Group, Inc. (b)	6,700	477,040
Granite Construction, Inc.	13,400	714,890
Hovnanian Enterprises, Class A (b)	16,500	484,110
Levitt Corp., Class A	14,375	169,050
M/I Homes, Inc.	23,000	813,050
Modine Manufacturing Co.	20,400	496,332

Modtech Holdings, Inc. (b)	320,400	1,781,424
NCI Building Systems, Inc. (b)	15,500	901,635
Newmark Homes Corp.	10,300	101,249
Orleans Homebuilders	29,240	342,985
Thor Industries, Inc.	7,900	325,243
U.S. Concrete, Inc. (b)	99,910	650,414
Universal Forest Products, Inc.	32,300	1,584,315
Washington Group Int’l, Inc.	94,550	5,565,213
Watsco, Inc.	7,200	331,272
WCI Communities, Inc. (b)	12,200	212,768
Williams Scotsman Int’l, Inc. (b)	42,155	900,431

		17,020,880

Business Services (1.6%)
CRA Int’l, Inc. (b)	4,500	214,470
Deluxe Corp.	37,600	642,960
Fair Issac & Co., Inc.	145,350	5,315,450
FTD Group, Inc. (b)	33,200	512,940
IKON Office Solutions, Inc.	64,500	866,880
infoUSA, Inc.	4,600	38,180
Marlin Business Services Corp. (b)	12,200	254,980
Spherion Corp. (b)	49,000	350,350
StarTek, Inc.	5,500	68,585
TALX Corp.	84,460	2,070,959
Viad Corp.	18,400	651,544

		10,987,298

Casinos & Gambling (0.1%)
Ameristar Casinos, Inc.	3,100	67,301
Aztar Corp. (b)	9,900	524,799

		592,100

Chemicals (2.0%)
FMC Corp.	13,700	877,759
Georgia Gulf Corp.	3,100	85,002
H. B. Fuller Co.	53,600	1,256,384
Hercules, Inc. (b)	67,800	1,069,206
Methanex Corp. ADR - CA	154,983	3,772,286
Minerals Technologies, Inc.	6,700	357,780
Newmarket Corp.	6,200	360,592
OM Group, Inc. (b)	10,300	452,582
PolyOne Corp. (b)	80,600	671,398
Sensient Technologies Corp.	41,200	806,284
Tronox, Inc.	204,950	2,617,212
UAP Holding Corp.	21,300	455,181
W.R. Grace & Co. (b)	28,800	381,888

		13,163,554

Coal (0.4%)
Foundation Coal Holdings, Inc.	78,570	2,543,311
James River Coal Co. (b)	42,300	446,265

		2,989,576

Commercial Services (0.7%)
Clark, Inc.	7,200	81,144
Consolidated Graphics, Inc. (b)	9,700	583,649
Learning Tree Int’l, Inc. (b)	191,300	1,555,269
LodgeNet Entertainment Corp. (b)	37,900	715,552
Maximus, Inc.	3,500	91,350
NCO Group, Inc. (b)	7,600	199,272
TeleTech Holdings, Inc. (b)	38,400	600,192
Vertrue, Inc. (b)	17,700	695,964
Volt Information Sciences, Inc. (b)	5,500	195,525

		4,717,917

Communications Technology (1.6%)
Ciena Corp. (b)	45,571	1,241,810
CommScope, Inc. (b)	23,700	778,782
Digi International, Inc. (b)	17,400	234,900
Dycom Industries, Inc. (b)	139,250	2,993,875
Fairpoint Communications, Inc.	50,900	885,660
Inter-Tel, Inc.	22,800	492,480
Powerwave Technologies, Inc. (b)	473,900	3,601,640
RF Micro Devices, Inc. (b)	86,600	656,428
SureWest Communications	6,400	124,608

		11,010,183

Computer Software & Services (7.9%)
Actuate Corp. (b)	278,750	1,232,075
Agile Software Corp. (b)	197,600	1,290,328
Agilysys, Inc.	33,700	473,148
Altiris, Inc. (b)	12,900	272,061
Aspen Technologies, Inc. (b)	25,700	280,644
Avocent Corp. (b)	78,300	2,358,396
Black Box Corp.	12,500	486,500
Brocade Communications Systems, Inc. (b)	135,200	954,512
Ciber, Inc. (b)	39,300	260,559
Corel Corp. (b)	147,050	1,892,534
Covansys Corp. (b)	22,700	389,078
CSG Systems Int’l, Inc. (b)	18,000	475,740
Diebold, Inc.	71,950	3,131,984
Electronics for Imaging, Inc. (b)	33,600	768,768
F5 Networks, Inc. (a) (b)	15,700	843,404
Gateway, Inc. (b)	44,600	84,294
Hutchinson Technology, Inc. (b)	16,400	344,892
Infocrossing, Inc. (b)	465,720	6,245,305
Informatica Corp. (b)	91,700	1,246,203
Intergraph Corp. (b)	4,800	205,824
Internet Security Systems, Inc. (b)	4,100	113,816
Interwoven Software, Inc. (b)	33,800	372,814
iPass, Inc. (b)	16,300	76,284
IRIS Int’l, Inc. (b)	4,610	53,015
JDA Software Group, Inc. (b)	13,800	212,796
Kanbay Int’l, Inc. (b)	18,700	384,472
Komag, Inc. (b)	11,500	367,540
Lawson Software, Inc. (b)	39,800	288,550
Magma Design Automation, Inc. (b)	20,400	185,640
Manhattan Associates, Inc. (b)	23,900	576,946
ManTech Int’l Corp. (b)	9,700	320,197
McDATA Corp., Class A (b)	107,700	541,731
Mentor Graphics Corp. (b)	47,800	673,024
NETGEAR, Inc. (b)	29,500	607,405
Palm, Inc. (b)	47,400	690,144
Parametric Technology Corp. (b)	34,020	593,989
Perot Systems Corp., Class A (b)	112,200	1,547,238
Progress Software Corp. (b)	38,200	993,200
QAD, Inc.	6,800	54,944
Quantum Corp. (b)	196,400	428,152
Quest Software, Inc. (b)	108,200	1,545,096
RadiSys Corp. (b)	9,700	206,125
Sapient Corp. (b)	471,100	2,567,495
SI Int’l, Inc. (b)	6,000	191,880
Silicon Storage Technology, Inc. (b)	16,700	68,804
SPSS, Inc. (b)	20,400	508,572
Sybase, Inc. (b)	295,250	7,156,859
Sykes Enterprises, Inc. (b)	17,900	364,265
Synnex Corp. (b)	3,100	71,331
THQ, Inc. (b)	193,750	5,651,688
TIBCO Software, Inc. (b)	81,590	732,678

TTM Technologies, Inc. (b)	19,600	229,320
Tyler Technologies, Inc. (b)	20,700	267,651
Unica Corp. (b)	17,100	176,130
United Online, Inc.	75,100	914,718
Vignette Corp. (b)	37,200	503,688

		53,474,446

Consulting Services (0.7%)
Bearingpoint, Inc. (b)	130,000	1,021,800
Gartner Group, Inc., Class A (b)	31,200	548,808
ICF Int’l, Inc. (b)	90,000	1,138,500
LECG Corp. (b)	51,500	966,140
MPS Group, Inc. (b)	17,900	270,469
Tetra Technology, Inc. (b)	2,900	50,518
Watson Wyatt Worldwide, Inc.	13,500	552,420

		4,548,655

Consumer Products (1.2%)
Central Garden & Pet Co. (b)	19,800	955,548
Elizabeth Arden, Inc. (b)	91,100	1,472,176
Fossil, Inc. (b)	40,700	876,678
Hasbro, Inc.	44,600	1,014,650
Prestige Brands Holdings, Inc. (b)	8,600	95,804
RC2 Corp. (b)	15,600	523,068
Spectrum Brands, Inc. (b)	11,500	97,060
Tupperware Corp.	106,200	2,066,652
Weis Markets, Inc.	13,700	545,260
Yankee Candle Co., Inc.	5,800	169,766

		7,816,662

Containers & Packaging (0.4%)
Greif, Inc., Class A	17,900	1,433,969
Silgan Holdings, Inc.	39,100	1,468,596

		2,902,565

Distribution & Wholesale (0.6%)
Bell Microproducts, Inc. (b)	126,000	653,940
Brightpoint, Inc. (b)	17,660	251,125
Directed Electronics, Inc. (b)	135,550	2,046,805
United Stationers, Inc. (b)	18,600	865,086

		3,816,956

Drugs & Pharmaceuticals (1.5%)
Adams Respiratory Therapeutics, Inc. (b)	8,000	292,720
Adolor Corp. (b)	14,000	194,180
Alpharma, Inc., Class A	44,700	1,045,533
Atherogenics, Inc. (b)	9,404	123,851
AVANIR Pharmaceuticals (b)	39,625	274,205
Biosite, Inc. (b)	5,300	245,019
Cubist Pharmaceuticals, Inc. (b)	13,400	291,316
Cypress Bioscience, Inc. (b)	38,500	281,050
Endo Pharmaceuticals Holdings, Inc. (b)	146,750	4,776,712
Martek Biosciences Corp. (b)	1,000	21,510
Myogen, Inc. (b)	8,100	284,148
Nektar Therapeutics (b)	14,500	208,945
Nuvelo, Inc. (b)	7,500	136,800
Perrigo Co.	45,100	765,347
Progenics Pharmaceuticals (b)	11,200	262,752
Renovis, Inc. (b)	9,900	136,224
United Therapeutics Corp. (b)	4,900	257,446
Valeant Pharmaceuticals Int’l	10,000	197,800

		9,795,558

Electronics (2.1%)
Aeroflex, Inc. (b)	186,800	1,920,304
Amis Holdings, Inc. (b)	12,900	122,421

Amphenol Corp., Class A	20,800	1,288,144
Applied Micro Circuits Corp. (b)	165,400	478,006
Ariba, Inc. (b)	47,100	352,779
Avnet, Inc. (b)	44,800	878,976
Bel Fuse, Inc., Class B	23,400	750,906
Belden CDT, Inc.	10,600	405,238
Benchmark Electronics, Inc. (b)	58,125	1,562,400
CTS Corp.	33,100	456,118
Energy East Corp.	17,200	407,984
Entegris, Inc. (b)	99,738	1,088,142
Greatbatch, Inc. (b)	5,000	113,100
Integrated Device Technology, Inc. (b)	67,500	1,084,050
Kopin Corp. (b)	4,600	15,410
Merix Corp., Inc. (b)	16,100	154,721
Microsemi Corp. (b)	44,000	829,400
Molecular Devices Corp. (b)	4,900	90,601
Park Electrochemical Corp.	8,400	266,112
Plexus Corp. (b)	55,700	1,069,440
Technitrol, Inc.	43,600	1,301,460

		14,635,712

Energy (0.1%)
Evergreen Energy (b)	37,920	398,539
Puget Energy, Inc.	18,100	411,413

		809,952

Engineering (0.1%)
Emcor Group, Inc. (b)	9,000	493,560

Financial Services (2.0%)
Accredited Home Lenders Holding Co. (b)	13,500	485,190
Advanta Corp., Class B	21,800	804,420
Aventine Renewable Energy Holdings, Inc. (b)	29,600	633,144
Capital Corp. of the West	4,160	129,043
CharterMac	19,600	391,216
CompuCredit Corp. (b)	8,700	262,827
Cowen Group, Inc. (b)	65,000	1,027,650
Dollar Financial Corp. (b)	15,723	343,076
Doral Financial Corp. ADR - PR	26,000	171,340
eSPEED, Inc. (b)	2,800	25,760
Federal Agricultural Mortgage Corp., Class C	5,100	134,997
Financial Federal Corp.	17,900	479,720
Investment Technology Group, Inc. (b)	17,900	801,025
MCG Capital Corp.	28,100	458,873
Medallion Financial Corp.	17,100	188,613
Morningstar, Inc. (b)	38,800	1,431,720
optionsXpress Holdings, Inc.	56,900	1,586,372
Sanders Morris Harris Group, Inc.	145,650	1,822,081
United PanAm Financial Corp. (b)	41,660	644,897
World Acceptance Corp. (b)	35,300	1,552,494

		13,374,458

Foods (1.2%)
Chiquita Brands Int’l, Inc.	45,200	604,776
Flowers Foods, Inc.	14,550	391,104
J & J Snack Foods Corp.	10,000	311,000
Nasch-Finch Co.	6,100	143,533
NBTY, Inc. (b)	38,300	1,121,041
Performance Food Group Co. (b)	55,900	1,570,230
Premium Brands, Inc.	19,710	375,476
Ralcorp Holding, Inc. (b)	8,800	424,424
Ruddick Corp.	6,000	156,180
Ruth’s Chris Steak House, Inc. (b)	52,800	993,696
Sonic Corp. (b)	25,100	567,511
Tootsie Roll Industries	43,157	1,264,932

		7,923,903

Funeral Services (0.5%)
Alderwoods Group, Inc. (b)	17,800	352,974
Service Corp. Int’l	243,850	2,277,559
Stewart Enterprises, Inc., Class A	93,900	550,254

		3,180,787

Healthcare (2.6%)
Amedisys, Inc. (b)	58,300	2,312,761
America Service Group, Inc. (b)	141,700	1,843,517
AMERIGROUP Corp. (b)	19,900	588,045
AMN Healthcare Services, Inc. (b)	1,500	35,625
Apria Healthcare Group, Inc. (b)	8,300	163,842
Genesis Healthcare Corp. (b)	600	28,578
Gentiva Health Services, Inc. (b)	11,700	192,348
Healthspring, Inc. (b)	7,700	148,225
Healthtronics Surgical Services, Inc. (b)	15,500	95,635
Hythiam, Inc. (b)	14,100	101,802
Inverness Medical Innovations, Inc. (b)	38,350	1,333,046
Kindred Healthcare, Inc. (b)	19,500	579,735
LCA-Vision, Inc.	9,300	384,183
LifePoint Hospitals, Inc. (b)	64,950	2,294,034
Magellan Health Services, Inc. (b)	16,400	698,640
Molina Healthcare, Inc. (b)	5,600	198,016
Pediatrix Medical Group, Inc. (b)	32,140	1,465,584
Res-Care, Inc. (b)	7,000	140,630
Rural/Metro Corp. (b)	509,306	4,446,241
Sierra Health Services, Inc. (b)	17,000	643,280

		17,693,767

Hotels & Motels (0.5%)
Felcor Lodging Trust, Inc.	151,500	3,037,575
Winston Hotels, Inc.	26,500	326,480

		3,364,055

Household Furnishings (0.3%)
Bassett Furniture Industries, Inc.	32,400	526,176
Ethan Allen Interiors, Inc.	18,600	644,676
Furniture Brands Int’l, Inc.	28,900	550,256
Kimball Int’l, Inc., Class B	18,700	360,910

		2,082,018

Human Resources (0.1%)
Kforce.com, Inc. (b)	52,800	629,904

Identification Systems (0.0%)
Checkpoint Systems, Inc. (b)	14,400	237,744
Paxar Corp. (b)	3,700	73,926

		311,670

Instruments (0.1%)
Watts Industries, Inc.	12,900	409,704

Insurance (1.1%)
American Physicians Capital, Inc. (b)	6,800	328,984
Aspen Insurance Holdings Ltd.	63,140	1,630,906
Delphi Financial Group, Inc., Class A	52,575	2,096,691
Endurance Specialty Holdings Ltd.	20,500	722,830
Harleysville Group, Inc.	11,100	388,389
Odyssey Re Holdings Corp.	11,800	398,604
Ohio Casualty Corp.	25,200	651,924
Phoenix Cos., Inc.	12,500	175,000
Protective Life Corp.	12,900	590,175
United Fire & Casualty Corp.	23,700	741,810

		7,725,313

Insurance: Property-Casualty (1.6%)
Argonaut Group, Inc. (b)	25,500	791,265
Direct General Corp.	11,400	153,444
Infinity Property & Casualty Corp.	13,900	571,707
LandAmerica Financial Group, Inc.	20,900	1,375,011
Navigators Group, Inc. (The) (b)	12,300	590,523
PMA Capital Corp., Class A (b)	104,000	917,280
ProAssurance Corp. (b)	2,400	118,272
RLI Corp.	3,500	177,765
Safety Insurance Group, Inc.	44,300	2,155,638
Selective Insurance Group, Inc.	19,000	999,590
State Auto Financial Corp.	7,200	219,960
Stewart Information Services Corp.	25,100	872,727
Zenith National Insurance Co.	45,350	1,809,012

		10,752,194

Internet Software & Services (0.2%)
Redback Networks, Inc. (b)	4,000	55,520
SonicWALL, Inc. (b)	27,300	298,116
Stellent, Inc.	8,600	93,224
Webmethods, Inc. (b)	124,300	950,895

		1,397,755

Investment Banks & Brokers (1.1%)
Affiliated Managers Group, Inc. (b)	11,940	1,195,313
Greenhill & Co., Inc.	1,200	80,424
Knight Capital Group, Inc., Class A (b)	63,000	1,146,600
LaBranche & Co., Inc. (b)	33,400	346,358
Northstar Realty Finance Corp.	49,870	633,349
Piper Jaffray Cos. (b)	5,800	351,596
Technology Investment Capital Corp.	64,490	943,489
Thomas Weisel Partners Group, Inc. (b)	108,400	1,739,820
TradeStation Group, Inc. (b)	82,070	1,236,795

		7,673,744

Lasers – Systems & Components (0.1%)
Coherent, Inc. (b)	8,100	280,746
Electro Scientific Industries, Inc. (b)	3,200	65,920

		346,666

Leisure (0.5%)
Great Wolf Resorts, Inc. (b)	195,372	2,336,649
K2, Inc. (b)	40,900	479,757
Multimedia Games, Inc. (b)	94,100	854,428

		3,670,834

Machinery (2.3%)
Actuant Corp.	58,100	2,910,810
Applied Industrial Technologies, Inc.	92,350	2,253,340
Astec Industries, Inc. (b)	5,100	128,775
Cascade Corp.	10,900	497,585
Gehl Co. (b)	5,500	147,290
Imation Corp.	19,900	798,985
Kadant, Inc. (b)	1,800	44,208
Kulicke & Soffa Industries, Inc. (b)	22,000	194,480
Manitowoc Co.	44,550	1,995,395
NACCO Industries, Inc., Class A	4,200	570,822
Regal-Beloit Corp.	23,900	1,039,650
Sauer-Danfoss, Inc.	9,500	227,810
Tecumseh Products Co. (b)	7,600	115,596
Tennant Co.	11,200	272,608
Toro Co.	84,500	3,563,365
Wabtec Corp.	38,000	1,030,940

		15,791,659

Manufacturing (1.5%)
A.O. Smith Corp.	20,300	800,429
Acuity Brands, Inc.	19,100	867,140
Ameron Int’l Corp.	6,900	458,436
Asyst Technologies, Inc. (b)	49,300	333,268
Barnes Group, Inc.	113,900	2,000,084
Chaparral Steel Co. (b)	26,000	885,560
Griffon Corp. (b)	18,700	446,369
Jacuzzi Brands, Inc. (b)	14,700	146,853
KEMET Corp. (b)	17,000	137,190
Knoll, Inc.	60,100	1,214,020
Maverick Tube Corp. (b)	9,700	628,851
Mueller Industries, Inc.	15,100	531,067
Quanex Corp.	33,400	1,013,690
Reddy Ice Holdings, Inc.	13,800	333,960

		9,796,917

Medical & Dental Instruments & Supplies (0.3%)
CONMED Corp. (b)	8,400	177,324
ICU Medical, Inc. (b)	3,000	136,440
Invacare Corp.	8,100	190,512
Owens & Minor, Inc.	13,000	427,570
PSS World Medical, Inc. (b)	28,800	575,712
STERIS Corp.	11,400	274,284
Surmodics, Inc. (b)	1,200	42,144
Viasys Healthcare, Inc. (b)	6,500	177,060

		2,001,046

Medical - Biomedical & Genetic (0.8%)
Bio-Rad Laboratories, Inc., Class A (b)	23,300	1,648,009
Cambrex Corp.	142,500	2,951,175
Celera Genomics Group (b)	10,400	144,768
LifeCell Corp. (b)	14,300	460,746

		5,204,698

Medical Information Systems (0.2%)
Alliance Imaging, Inc. (b)	20,400	159,324
Computer Programs & Systems, Inc.	6,500	213,005
PER-SE Technologies, Inc. (b)	35,300	804,134

		1,176,463

Metals (1.7%)
Brush Engineered Materials, Inc. (b)	55,740	1,386,254
Circor Int’l, Inc.	12,000	366,600
Commercial Metals Co.	74,300	1,510,519
Gibraltar Industries, Inc.	8,900	197,402
NN, Inc.	25,400	300,482
NS Group, Inc. (b)	12,900	832,695
Oregon Steel Mills, Inc. (b)	55,420	2,708,375
Ryerson, Inc.	7,100	155,419
Schnitzer Steel Industries, Inc.	8,400	264,936
Steel Dynamics	39,400	1,987,730
Timken Co. (The)	6,000	178,680
USEC, Inc.	49,500	477,180
Valmont Industries, Inc.	26,000	1,358,500

		11,724,772

Multimedia (0.9%)
Carmike Cinemas, Inc.	7,100	121,978
Cox Radio, Inc. (b)	46,200	709,170
DTS, Inc. (b)	128,020	2,711,464
Macrovision Corp. (b)	99,200	2,350,048
Media General, Inc.	6,400	241,408

		6,134,068

Music (0.1%)
Steinway Musical Instruments, Inc. (b)	12,900	361,200

Networking Products (0.5%)
Adaptec, Inc. (b)	50,200	221,382
Anixter Int’l, Inc.	42,900	2,422,563
Foundry Networks, Inc. (b)	20,300	266,945
Hypercom Corp. (b)	18,100	122,718
Safenet, Inc. (b)	11,985	218,007

		3,251,615

Office Equipment & Services (0.3%)
BioMed Realty Trust, Inc.	30,300	919,302
Ennis, Inc.	8,000	173,200
Global Imaging Systems, Inc. (b)	4,000	88,280
John H. Harland Co.	16,000	583,200

		1,763,982

Oil & Gas (4.3%)
Alon USA Energy, Inc.	7,200	212,328
Bois d’Arc Energy, Inc. (b)	14,400	220,320
Callon Petroleum Corp. (b)	7,700	104,412
Comstock Resources, Inc. (b)	16,900	458,835
Energy Partners Ltd. (b)	19,100	470,815
Giant Industries, Inc. (b)	5,800	470,960
Hanover Compressor Co. (b)	13,830	251,983
Harvest Natural Resources, Inc. (b)	29,000	300,150
Helix Energy Solutions Group, Inc. (b)	1,787	59,686
Houston Exploration Co. (b)	14,400	794,160
Laclede Group, Inc. (The)	30,300	972,024
Lone Star Technologies, Inc. (b)	9,900	478,962
New Jersey Resources Corp.	32,800	1,617,040
Northwest Natural Gas Co.	17,800	699,184
Oceaneering Int’l, Inc. (b)	8,240	253,792
Oil States Int’l, Inc. (b)	27,300	750,750
OMI Corp.	187,100	4,061,941
Petrohawk Energy Corp. (b)	22,500	233,550
Rossetta Resources, Inc. (b)	3,600	61,812
RPC Energy Services, Inc.	10,225	187,322
SEACOR Holdings, Inc. (b)	29,750	2,454,375
South Jersey Industries, Inc.	47,200	1,411,752
Stone Energy Corp. (b)	18,900	765,072
Superior Well Services, Inc. (b)	28,200	558,360
Swift Energy Co. (b)	18,000	752,760
Todco, Class A (b)	128,050	4,430,530
Trico Marine Services, Inc. (b)	42,300	1,427,625
Union Drilling, Inc. (b)	17,000	187,000
Unit Corp. (b)	9,700	445,909
Universal Compression Holdings, Inc. (b)	8,500	454,325
Veritas DGC, Inc. (b)	16,000	1,053,120
Warren Resources, Inc. (b)	163,380	1,989,968
Western Refining, Inc.	14,300	332,332

		28,923,154

Paper & Related Products (0.3%)
Glatfelter	17,000	230,350
Rock-Tenn Co.	32,400	641,520
Schweitzer-Mauduit Int’l, Inc.	73,200	1,389,336

		2,261,206

Plastics (0.2%)
Myers Industries, Inc.	41,600	707,200
Spartech Corp.	28,100	752,237

		1,459,437

Private Corrections (0.1%)
Geo Group, Inc. (The) (b)	20,500	866,125

Publishing (0.5%)
Banta Corp.	4,500	214,200
Journal Register Co.	23,300	132,111
Lee Enterprises, Inc.	72,100	1,819,804
ProQuest Co. (b)	12,700	165,354
Scholastic Corp. (b)	23,700	738,255
Valassis Communications, Inc. (b)	10,000	176,500

		3,246,224

Racetracks (0.1%)
Speedway Motorsports, Inc.	24,400	888,404

Railroads (1.0%)
Florida East Coast Industries, Inc.	86,960	4,963,677
Genesee & Wyoming, Inc. (b)	77,850	1,807,677

		6,771,354

Real Estate (0.2%)
HouseValues, Inc. (b)	18,800	109,792
Sirva, Inc. (b)	37,500	99,750
Tejon Ranch Co. (b)	28,450	1,207,134

		1,416,676

Real Estate Investment Trusts (10.0%)
American Financial Realty Trust	104,700	1,168,452
American Home Mortgage Investment Corp.	64,189	2,238,270
Anthracite Capital, Inc.	101,000	1,298,860
Ashford Hospitality Trust	234,520	2,797,824
Capital Trust, Inc., Class A	9,400	382,862
CBL & Associates Properties, Inc.	22,500	942,975
Cedarshopping Centers, Inc.	53,900	871,563
Columbia Equity Trust, Inc.	7,200	119,880
Deerfield Triarc Capital Corp.	92,600	1,213,986
Eagle Materials, Inc.	22,700	764,536
Education Realty Trust, Inc.	28,500	420,660
Entertainment Properties Trust	23,700	1,168,884
Equity Inns, Inc.	279,800	4,454,416
Extra Space Storage, Inc.	9,800	169,638
First Industrial Realty Trust	36,700	1,614,800
First Potomac Realty Trust	30,200	912,644
Five Star Quality Care (b)	163,300	1,757,108
Glenborough Realty Trust, Inc.	22,300	573,779
Glimcher Realty Trust	49,400	1,224,132
Government Properties Trust	31,500	284,130
Healthcare Realty Trust, Inc.	28,300	1,087,003
Hersha Hospitality Trust	151,000	1,449,600
Homebanc Corp.	53,600	329,640
Hospitality Properties Trust	36,500	1,722,800
Impac Mortgage Holdings	41,700	390,729
InnKeepers USA Trust	89,000	1,449,810
Jer Investors Trust, Inc.	25,500	437,580
Kilroy Realty Corp.	21,000	1,582,140
KKR Financial Corp.	45,400	1,114,116
Lasalle Hotel Properties	40,500	1,755,270
Lexington Corporate Properties Trust	156,800	3,321,024
LTC Properties, Inc.	23,200	562,600
Maguire Properties, Inc.	14,500	590,730
MFA Mortgage Investments, Inc.	28,400	211,580
Mid-America Apartment Communities, Inc.	40,300	2,467,166
National Health Investors, Inc.	19,100	541,103
National Retail Properties Inc.	45,100	974,160
Nationwide Health Properties, Inc.	29,400	786,156
Omega Healthcare Investors, Inc. ADR - GR	139,020	2,086,690
Parkway Properties, Inc.	12,900	599,721
Pennsylvania Real Estate Investment Trust	52,400	2,230,668
Post Properties, Inc.	49,500	2,352,240

Rait Investment Trust	52,900	1,526,165
Republic Property Trust	118,800	1,309,176
Saul Centers, Inc.	25,100	1,129,500
Senior Housing Properties Trust	53,600	1,143,824
Spirit Finance Corp.	199,200	2,312,712
Sunstone Hotel Investors, Inc.	73,900	2,196,308
Ventas, Inc.	146,750	5,655,745

		67,695,355

Rental & Leasing Services (0.3%)
Aaron Rents, Inc.	18,550	426,279
Dollar Thrifty Automotive Group, Inc. (b)	19,700	878,029
Electro Rent Corp. (b)	9,100	154,791
Rent-A-Center, Inc. (b)	19,900	582,871
Ryder System, Inc.	2,800	144,704

		2,186,674

Research & Development (0.0%)
PAREXEL Int’l Corp. (b)	6,600	218,394

Restaurants (2.0%)
Bob Evans Farms	15,000	454,200
California Pizza Kitchen, Inc. (b)	14,200	425,006
CBRL Group, Inc.	36,800	1,487,824
Domino’s Pizza, Inc.	44,900	1,151,685
Jack in the Box, Inc. (b)	28,200	1,471,476
Landry’s Seafood Restaurants, Inc.	13,100	394,965
Lone Star Steakhouse & Saloon	104,400	2,899,187
Luby’s, Inc. (b)	102,650	1,013,156
Panera Bread Co. (b)	25,100	1,462,075
Papa John’s Int’l, Inc. (b)	14,400	519,984
Ruby Tuesday, Inc.	71,920	2,027,425
Ryans Restaurant Group, Inc. (b)	6,200	98,394

		13,405,377

Retail (3.9%)
Big Lots, Inc. (b)	71,600	1,418,396
Blockbuster, Inc. (b)	38,400	147,456
Bon-Ton Stores, Inc.	2,700	80,298
Brown Shoe Co., Inc.	38,300	1,372,672
Build-A-Bear-Workshop, Inc. (b)	7,200	163,944
Casey’s General Stores, Inc.	11,700	260,559
Cash America Int’l, Inc.	48,100	1,879,748
Charming Shoppes, Inc. (b)	169,100	2,414,748
Cole (Kenneth) Productions, Inc.	11,500	280,255
CSK Auto Corp. (b)	30,000	423,000
Deckers Outdoor Corp. (b)	4,700	222,404
Dillard’s, Inc., Class A	17,300	566,229
Dress Barn, Inc. (b)	14,000	305,480
Fred’s, Inc.	61,400	774,868
Genesco, Inc. (b)	11,800	406,746
Guitar Center, Inc. (b)	19,200	857,856
Inland Real Estate Corp.	40,700	713,064
Insight Enterprises, Inc. (b)	17,500	360,675
Longs Drug Stores Corp.	67,100	3,087,271
Movado Group, Inc.	10,700	271,994
New York & Co., Inc. (b)	68,400	894,672
Pacific Sunwear of California, Inc. (b)	54,600	823,368
Pantry, Inc. (b)	6,000	338,220
Payless Shoesource, Inc. (b)	23,300	580,170
Retail Ventures, Inc. (b)	22,800	351,348
Rex Stores Corp. (b)	3,600	50,760
Sealy Corp.	22,300	291,238
Shoe Carnival, Inc. (b)	6,400	161,408
Skechers U.S.A., Inc. (b)	25,300	594,803

Smart & Final, Inc. (b)	22,700	387,489
Spartan Stores, Inc.	46,400	784,160
Stage Stores, Inc.	104,015	3,051,800
Systemax, Inc. (b)	22,400	358,848
Talbots, Inc.	11,700	318,825
Tuesday Morning Corp.	39,100	542,708
Tween Brands, Inc. (b)	21,100	793,360

		26,330,840

Savings & Loans (2.1%)
Bankunited Financial Corp.	18,100	471,867
Brookline Bancorp, Inc.	229,400	3,154,250
Commercial Capital Bancorp	12,466	198,708
Dime Community Bancshares	17,150	252,620
Downey Financial Corp.	12,500	831,750
First Financial Holdings, Inc.	5,200	177,944
First Niagara Financial Group, Inc.	73,496	1,071,572
First Place Financial Corp.	13,300	301,378
FirstFed Financial Corp. (b)	11,400	646,608
Flagstar Bancorp	21,400	311,370
Franklin Bank Corp. (b)	58,800	1,168,944
ITLA Capital Corp.	5,000	268,800
MAF Bancorp, Inc.	34,643	1,430,409
Ocwen Financial Corp. (b)	21,700	323,330
Partners Trust Financial Group	39,500	423,045
Sterling Financial Corp.	62,705	2,033,523
Tierone Corp.	21,800	739,674
WSFS Financial Corp.	8,500	528,615

		14,334,407

Semiconductors (2.4%)
Actel Corp. (b)	12,400	192,820
Amkor Technology, Inc. (b)	43,600	224,976
Atmel Corp. (b)	53,100	320,724
Axcelis Technologies, Inc. (b)	113,300	799,898
Brooks Automation, Inc. (b)	41,900	546,795
Cirrus Logic, Inc. (b)	30,200	220,158
Cohu, Inc.	13,900	247,837
Conexant Systems, Inc. (b)	494,900	989,800
Credence Systems Corp. (b)	26,200	74,670
Cypress Semiconductor Corp. (b)	134,150	2,383,846
DSP Group, Inc. (b)	12,500	285,625
Emulex Corp. (b)	10,600	192,602
Genesis Microchip, Inc. (b)	7,700	90,629
Lattice Semiconductor Corp. (b)	32,500	221,650
LTX Corp. (b)	59,500	298,095
Mattson Technology, Inc. (b)	11,000	91,300
MKS Instruments, Inc. (b)	48,700	989,097
Netlogic Microsystems, Inc. (b)	21,900	555,603
On Semiconductor Corp. (b)	34,700	204,036
Optical Communication Products, Inc. (b)	29,900	58,903
Pericom Semiconductor Corp. (b)	6,900	67,275
Photronics, Inc. (b)	17,300	244,449
Rockwood Holdings, Inc. (b)	22,300	445,554
Silicon Image, Inc. (b)	320,250	4,073,580
Skyworks Solutions, Inc. (b)	29,100	151,029
Standard Microsystems Corp. (b)	34,900	991,858
TriQuint Semiconductor, Inc. (b)	126,000	655,200
Zoran Corp. (b)	14,900	239,592

		15,857,601

Telecommunications (1.8%)
Alaska Communications Systems Holdings, Inc.	71,800	952,786
Arris Group, Inc. (b)	266,592	3,055,144

Broadwing Corp. (b)	32,680	412,422
C-COR.net Corp. (b)	6,000	51,480
Centennial Communications	20,400	108,732
Ditech Networks, Inc. (b)	13,900	107,169
Dobson Communications Corp., Class A (b)	52,800	370,656
Finisar Corp. (b)	29,500	107,085
General Communication, Inc. (b)	20,000	247,800
Lightbridge, Inc. (b)	14,300	167,596
MasTec, Inc. (b)	25,500	282,285
MRV Communications, Inc. (b)	16,400	45,264
Newport Corp. (b)	28,600	466,180
North Pittsburgh Systems, Inc.	9,700	244,149
Polycom, Inc. (b)	53,500	1,312,355
Premiere Global Services, Inc. (b)	124,600	1,081,528
Sycamore Networks, Inc. (b)	31,200	117,936
Talk America Holdings, Inc. (b)	18,500	175,750
Utstarcom, Inc. (b)	19,900	176,513
Windstream Corp.	178,000	2,347,820

		11,830,650

Tobacco (0.3%)
Alliance One Int’l, Inc. (b)	63,700	261,170
Loews Corp. - Carolina Group	19,200	1,063,488
Universal Corp.	11,700	427,401

		1,752,059

Toys (0.1%)
JAKKS Pacific, Inc. (b)	32,700	583,041

Transportation (1.2%)
AMERCO (b)	5,300	392,995
Arkansas Best Corp.	3,300	141,999
Bristow Group, Inc. (b)	9,400	323,360
Greenbrier Cos., Inc.	109,900	3,188,199
Marten Transport Ltd. (b)	500	8,545
Omega Navigation Enterprises, Inc.	192,430	2,957,649
RailAmerica, Inc. (b)	35,300	385,476
Saia, Inc. (b)	6,700	218,420
U.S. Xpress Enterprises, Inc. (b)	4,200	97,230
Werner Enterprises, Inc.	6,000	112,260

		7,826,133

Utilities (3.9%)
Advanced Energy Industries, Inc. (b)	13,800	235,152
American States Water Co.	7,200	275,400
Avista Corp.	76,400	1,809,152
Black Hills Corp.	16,600	557,926
California Water Service Group	7,100	262,203
CH Energy Group, Inc.	10,900	561,023
Charter Communications, Inc. (b)	301,100	457,672
Cincinnati Bell, Inc. (b)	1,254,090	6,044,713
Cleco Corp.	30,800	777,392
Commonwealth Telephone Enterprises, Inc.	6,200	255,626
CT Communications, Inc.	42,600	925,272
El Paso Electric Co. (b)	49,000	1,094,660
Idacorp, Inc.	33,900	1,281,759
NICOR, Inc.	24,300	1,039,068
PNM Resource, Inc.	16,800	463,176
Quantum Fuel Systems Technology (b)	19,700	39,006
Sierra Pacific Resources (b)	92,200	1,322,148
SJW Corp.	4,300	128,613
Southwest Gas Corp.	49,900	1,662,668
Time Warner Telecom, Inc. (b)	6,600	125,466
UIL Holdings Corp.	5,833	218,738
UniSource Energy Corp.	58,500	1,949,805
Westar Energy, Inc.	206,745	4,860,575

		26,347,213

Waste Disposal (0.4%)
American Ecology Corp.	118,030	2,329,912
Waste Services, Inc. (b)	9,300	85,002

		2,414,914

Water Treatment Systems (0.2%)
Nalco Holding Co. (b)	68,410	1,266,953

Wire and Cable Products (0.2%)
Encore Wire Corp. (b)	9,950	351,136
General Cable Corp. (b)	23,200	886,472

		1,237,608

Total Common Stocks		649,948,598

MUTUAL FUNDS (2.8%)
AIM Liquid Assets Portfolio, 4.53%	$18,796,417	18,796,417

Total Mutual Funds		18,796,417

U.S. TREASURY NOTES (0.1%)
United States Treasury Note, 2.88%, 11/30/06 (c)	615,000	612,934

Total U.S. Treasury Notes		612,934

WARRANTS (0.0%)
Biotechnology Research & Production (0.0%)
Infinity Bio-Energy Ltd. (b)	311,000	171,050

Total Warrants		171,050

Total Investments (Cost $618,747,611) (a) - 99.4%		669,528,999
Other assets in excess of liabilities - 0.6%		3,959,909

NET ASSETS - 100.0%		$673,488,908

(a)	See notes to Statement of Investments for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

ADR	American Depositary Receipt

CA	Canada

GR	Greece

PR	Puerto Rico

At September 30, 2006 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ Depreciation
36	Russell 2000 Future	12/15/06	13,177,800	194,829

Gartmore Variable Insurance Trust

GVIT Small Cap Growth Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (95.1%)
Advanced Materials & Products (1.6%)
Ceradyne, Inc. (b)	54,466	$2,238,008

Advertising (5.7%) aQuantive, Inc. (b)	77,502	1,830,597
Focus Media Holding Ltd. ADR-KY (b)	41,900	2,426,849
Getty Images, Inc. (b)	23,950	1,189,836
Inventiv Health, Inc. (b)	36,271	1,161,760
ValueClick, Inc. (b)	63,749	1,181,906

		7,790,948

Apparel (1.6%)
Iconix Brand Group, Inc. (b)	52,100	838,810
Steven Madden Ltd.	17,800	698,472
Volcom, Inc. (b)	28,800	649,152

		2,186,434

Auction Houses & Art Dealers (0.7%)
Sotheby’s Holdings (c)	28,500	918,840

Auto Parts & Equipment (2.8%)
Gentex Corp. (c)	38,800	551,348
LKQ Corp. (b) (c)	69,194	1,520,192
O’Reilly Automotive, Inc. (b)	54,300	1,803,303

		3,874,843

Biotechnology Research & Production (2.2%)
Adams Respiratory Therapeutics, Inc. (b)	34,500	1,262,355
Arthrocare Corp. (b)	31,100	1,457,346
Palomar Medical Technologies, Inc. (b)	8,100	341,820

		3,061,521

Casinos & Gambling (2.4%)
Scientific Games Corp. (b)	57,600	1,831,680
Shuffle Master, Inc. (b) (c)	52,700	1,423,427

		3,255,107

Chemicals (0.7%)
Zoltek Companies, Inc. (b)	36,500	932,575

Commercial Services (2.7%)
CoStar Group, Inc. (b) (c)	27,500	1,136,300
CRA International, Inc. (b)	16,946	807,646
LECG Corp. (b)	39,871	747,980
Optimal Group, Inc. (b)	26,800	315,168
Vertrue, Inc. (b) (c)	16,250	638,950

		3,646,044

Communications Technology (2.7%)
AudioCodes Ltd. (b)	379	3,559
Comtech Group, Inc. (b) (c)	26,700	399,699
Essex Corp. (b)	46,200	803,880
Veritas DGC, Inc. (b)	22,253	1,464,692
WebEx Communications, Inc. (b) (c)	25,400	991,108

		3,662,938

Computer Services, Software & Systems (13.5%)
Atheros Communications, Inc. (b)	24,000	435,120
Avid Technology, Inc. (b) (c)	19,300	702,906
Blackbaud, Inc.	103,800	2,282,561
Blackboard, Inc. (b) (c)	61,100	1,619,150
Cerner Corp. (b)	39,600	1,797,840
Concur Technologies, Inc. (b)	58,600	852,630
Dealertrack Holdings, Inc. (b)	45,900	1,014,849
DivX, Inc. (b)	11,700	278,109
EPIQ Systems, Inc. (b) (c)	40,110	590,018
Falconstor Software, Inc. (b)	54,300	417,567
MicroStrategy, Inc. (b) (c)	6,500	661,895
Online Resources Corp. (b)	49,770	609,683
Rackable Systems, Inc. (b) (c)	63,600	1,740,732
Redback Networks, Inc. (b)	52,400	727,312
RightNow Technologies, Inc. (b)	40,496	632,143
Take-Two Interactive Software, Inc. (b) (c)	87,490	1,247,607
Travelzoo, Inc. (b)	5,500	158,510
Trident Microsystems, Inc. (b)	88,800	2,065,488
Vasco Data Security Int’l, Inc. (b)	86,500	896,140

		18,730,260

Construction (1.8%)
Chicago Bridge & Iron Co.	63,600	1,530,216
Desarrolladora Homex SA de CV (b)	24,647	930,671

		2,460,887

Distribution (0.8%)
Central European Distribution Corp. (b)	47,650	1,115,487

Education (1.9%)
ITT Educational Services, Inc. (b)	38,700	2,565,810

Electromedical Equipment (2.9%)
Aspect Medical Systems, Inc. (b)	24,259	414,101
Intralase Corp. (b) (c)	107,257	2,114,035
Spectranetics Corp. (b)	38,300	448,110
Syneron Medical Ltd. (b)	45,156	1,043,104

		4,019,350

Electronics (1.0%)
Cree, Inc. (b) (c)	27,950	562,075
Daktronics, Inc.	36,100	746,909

		1,308,984

Financial Services (6.0%)
Corporate Executive Board Co. (The )	17,500	1,573,425
Euronet Worldwide, Inc. (b) (c)	34,047	835,854
FactSet Research Systems, Inc.	52,375	2,543,854
Financial Federal Corp. (c)	80,475	2,156,730
Open Solutions, Inc. (b)	12,800	368,768
Tradestation Group, Inc. (b)	53,800	810,766

		8,289,397

Foods (0.7%)
SunOpta, Inc. (b)	14,200	150,094
United Natural Foods, Inc. (b) (c)	25,800	799,542

		949,636

Hazardous Waste Disposal (0.4%)
American Ecology Corp.	27,300	538,902

Healthcare (8.9%)
Adeza Biomedical Corp. (b)	9,300	152,613
Allscripts Healthcare Solutions, Inc. (b) (c)	126,454	2,838,892
AmSurg Corp. (b) (c)	68,500	1,524,810
Centene Corp. (b)	12,727	209,232

Dendrite International, Inc. (b) (c)	57,800	565,284
Healthspring, Inc. (b)	52,200	1,004,850
Healthways, Inc. (b)	62,823	2,801,906
LCA-Vision, Inc.	31,392	1,296,804
Neurometrix, Inc. (b)	10,400	197,704
Nighthawk Radiology Holdings, Inc. (b)	45,300	866,589
Visicu, Inc. (b) (c)	35,700	320,229
Vital Images, Inc. (b)	19,500	615,810

		12,394,723

Hotels & Motels (1.0%)
Gaylord Entertainment Co. (b) (c)	32,100	1,407,585

Human Resources (0.5%)
Kenexa Corp. (b)	29,900	754,078

Insurance (0.8%)
HealthExtras, Inc. (b)	37,500	1,061,625

Internet (4.1%)
Checkfree Corp. (b)	51,506	2,128,228
Ctrip.com International Ltd. ADR-KY	11,510	517,375
Gmarket, Inc. ADR-KR (b)	64,900	944,295
Loopnet, Inc. (b) (c)	51,900	657,054
Stamps.com, Inc. (b) (c)	74,785	1,425,402

		5,672,354

Jewelry (0.3%)
Charles & Colvard Ltd.	32,551	370,430

Leisure (2.1%)
Vail Resorts, Inc. (b)	37,300	1,492,746
Zumiez, Inc. (b) (c)	51,800	1,398,600

		2,891,346

Machinery, Equipment, & Supplies (3.0%)
A.S.V., Inc. (b)	34,792	518,749
Bucyrus International, Inc., Class A	44,050	1,868,600
Lufkin Industries	16,100	852,012
TurboChef Technologies, Inc. (b)	64,143	891,588

		4,130,949

Medical & Dental Instruments & Supplies (3.5%)
Abaxis, Inc. (b)	23,900	559,021
Foxhollow Technologies (b)	18,600	635,934
Kyphon, Inc. (b) (c)	71,290	2,667,672
LifeCell Corp. (b)	10,300	331,866
Natus Medical, Inc. (b)	42,700	582,855

		4,777,348

Metals (1.1%)
Dynamic Materials Corp.	22,800	739,176
Ladish Company, Inc. (b)	24,900	719,112

		1,458,288

Oil & Gas (7.0%)
Allis-Chalmers Energy, Inc. (b)	29,800	436,272
ATP Oil & Gas Corp. (b)	28,891	1,067,234
Bill Barrett Corp. (b) (c)	30,000	736,800
Bronco Drilling Co., Inc. (b)	48,600	854,388
Carrizo Oil & Gas, Inc. (b)	67,105	1,730,637
Drill-Quip, Inc. (b)	15,500	1,049,040
Hercules Offshore, Inc. (b)	26,900	835,245
Newfield Exploration Co. (b)	37,100	1,429,834
Petrohawk Energy Corp. (b)	82,000	851,160
Pioneer Drilling Co. (b)	49,100	630,444

		9,621,054

Pharmaceuticals (3.0%)
Aspreva Pharmaceuticals Corp. (b)	69,000	1,790,550
Kos Pharmaceuticals, Inc. (b)	15,280	755,138
Salix Pharmaceuticals, Inc. (b)	59,108	801,504
Sciele Pharma, Inc. (b)	39,248	739,432

		4,086,624

Printing (0.2%)
VistaPrint Ltd. (b) (c)	11,200	290,528

Restaurants (0.8%)
Panera Bread Co., Class A (b)	18,900	1,100,925

Retail (0.6%)
Citi Trends, Inc. (b)	22,700	783,377

Semiconductors (1.7%)
Kanos Communications, Inc. (b)	28,900	340,153
Supertex, Inc. (b)	23,400	909,558
Tessera Technologies, Inc. (b)	30,644	1,065,798

		2,315,509

Storage (0.5%)
Mobile Mini, Inc. (b) (c)	24,400	693,204

Telecommunications (1.3%)
Oplink Communications, Inc. (b)	54,000	1,078,920
Sierra Wireless, Inc. (b)	61,100	700,206

		1,779,126

Transportation (2.6%)
J.B. Hunt Transport Services, Inc.	72,700	1,509,979
Kansas City Southern Industries, Inc. (b)	77,850	2,126,084

		3,636,063

Total Common Stocks		130,771,107

Cash Equivalents (5.1%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $6,992,185)	$6,989,127	6,989,127

Total Cash Equivalents		6,989,127

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (12.7%)
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $12,975,281 (Collateralized by various U.S. Government Agency obligations)	$12,969,461	12,969,461
Bank of America Bank Note, 5.31%, 11/07/06	1,500,000	1,500,000
GE Life & Annuity Funding Agreement, 5.43%, 10/29/07	1,000,000	1,000,000
General Electric Capital Corp. Medium Term Note, 5.39%, 12/08/06	1,000,028	1,000,028
Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07	1,002,147	1,002,147

Total Short-Term Securities Held as Collateral for Securities on Loan		17,471,636

Total Investments (Cost $131,751,917) (a) - 112.9%		155,231,870
Liabilities in excess of other assets - (12.9)%		(17,780,899)

NET ASSETS - 100.0%		$137,450,971

(a)	See notes to statement of investments for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of September 30, 2006.

ADR – American Depositary Receipt

KR – Republic of Korea

KY – Cayman Islands

Gartmore Variable Insurance Trust

Gartmore GVIT Worldwide Leaders Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
ARGENTINA (2.4%)
Steel (2.4%)
Tenaris SA (c)(d)	63,500	$1,131,661

CHINA (1.3%)
Banks (1.3%)
China Merchants Bank Co., Ltd. (b)	417,500	588,436

FRANCE (3.1%)
Automotive (3.1%)
Renault SA (c)	12,700	1,454,496

GERMANY (7.6%)
Machinery (3.5%)
MAN AG (c)	19,270	1,624,700

Retail (4.1%)
Metro AG (c)	33,100	1,928,291

		3,552,991

ITALY (3.2%)
Banking (3.2%)
UniCredito Italiano SPA (c)	178,100	1,477,854

JAPAN (17.9%)
Automotive (3.8%)
Toyota Motor Corp. (c)	32,300	1,757,884

Chemicals (1.4%)
Nitto Denko Corp. (c)	11,000	651,725

Financial Services (4.6%)
Mitsubishi UFJ Financial Group, Inc.	93	1,196,850
Mizuho Financial Group, Inc. (c)	120	931,832

		2,128,682

Real Estate (4.8%)
Mitsui Fudosan Co. Ltd. (c)(d)	52,000	1,182,756
Sumitomo Realty & Development Co., Ltd. (c)(d)	38,000	1,117,940

		2,300,696

Tobacco (3.3%)
Japan Tobacco, Inc. (c)	394	1,533,844

		8,372,831

NETHERLANDS (2.2%)
Steel - Producers (2.2%)
Mittal Steel Co. NV (c)(d)	30,000	1,042,742

RUSSIA (2.0%)
Oil & Gas (2.0%)
OAO Rosneft Oil Co. (b)(d)	118,300	945,217

SWITZERLAND (3.2%)
Banking (3.2%)
Julius Baer Holding Ltd. (c)	15,000	1,495,992

UNITED KINGDOM (14.1%)
Mining (3.1%)
Rio Tinto PLC (c)	30,900	1,462,072

Pharmaceuticals (3.1%)
AstraZeneca PLC (c)	23,200	1,448,841

Retail (3.8%)
DSG International PLC (c)	437,000	1,789,059

Telecommunications (4.1%)
Vodafone Group PLC (c)	820,838	1,874,698

		6,574,670

UNITED STATES (41.6%)
Agriculture (2.4%)
Archer-Daniels-Midland Co.	29,900	1,132,612

Airlines (1.9%)
Continental Airlines, Inc. (b)	32,100	908,751

Beverages (3.9%)
Coca Cola Co. (The)	40,500	1,809,540

Computers (8.5%)
Apple Computer, Inc. (b)	26,172	2,016,029
Microsoft Corp.	71,200	1,945,896

		3,961,925

Diversified Manufacturing (3.2%)
General Electric Co.	41,900	1,479,070

Finance (8.6%)
JP Morgan Chase & Co.	39,900	1,873,704
Lazard Ltd.	53,600	2,142,927

		4,016,631

Real Estate (4.4%)
CB Richard Ellis Group, Inc. (b)	83,300	2,049,180

Restaurants (3.1%)
McDonald’s Corp.	37,400	1,463,088

Television (5.6%)
CBS Corp.	40,900	1,152,153
Comcast Corp. (b)	39,400	1,451,890

		2,604,043

		19,424,840

Total Common Stocks		46,061,730

Cash Equivalents (4.3%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $1,990,412)	1,989,553	1,989,553
Total Cash Equivalents		1,989,553

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (8.3%)
Bank of America Note, 5.31%, 11/07/06	300,000	300,000
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $3,472,759 (Collateralized by various U.S. Government Agency obligations)	3,471,200	3,471,200
Beta Finance Inc. Medium Term Note, 5.37%, 01/31/08	100,000	100,000

Total Short-Term Securities Held as Collateral for Securities on Loan		3,871,200

Total Investments (Cost $47,981,518) (a) - 111.2%		51,922,483
Liabilities in excess of other assets - (11.2)%		(5,220,400)

NET ASSETS - 100.0%		$46,702,083

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

(c)	Fair Valued Security.

(d)	All or part of security was on loan as of September 30, 2006

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Japanese Yen	10/02/06	$(413,333)	$(411,653)	$1,680

Total Short Contracts:		$(413,333)	$(411,653)	$1,680

Gartmore Variable Insurance Trust

GVIT Mid Cap Index Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.8%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc. (b) (c)	20,600	1,669,836
Precision Castparts Corp.	77,000	4,863,320
Sequa Corp., Class A (b) (c)	3,500	328,510

		6,861,666

Airlines (0.3%)
AirTran Holdings, Inc. (b) (c)	49,000	486,080
Alaska Air Group, Inc. (b) (c)	21,500	817,860
JetBlue Airways Corp. (b) (c)	95,200	882,504

		2,186,444

Amusement & Recreation (0.4%)
Boyd Gaming Corp.	23,900	918,716
Callaway Golf Co. (c)	36,000	471,960
International Speedway Corp.	19,300	961,912

		2,352,588

Auto Parts & Equipment (1.0%)
Advance Auto Parts, Inc.	60,050	1,978,047
ArvinMeritor, Inc.	40,825	581,348
Bandag, Inc. (c)	6,400	262,656
BorgWarner Automotive, Inc.	31,500	1,800,855
Gentex Corp.	84,700	1,203,587
Lear Corp. (c)	36,800	761,760
Modine Manufacturing Co. (c)	18,400	447,672

		7,035,925

Automotive (0.7%)
Adesa, Inc. (c)	49,100	1,134,701
Carmax, Inc. (b)	60,400	2,519,284
Copart, Inc. (b)	38,300	1,079,677

		4,733,662

Banks (4.2%)
Associated Banc Corp.	77,415	2,515,988
Astoria Financial Corp.	47,350	1,459,327
Cathay Bancorp, Inc. (c)	27,500	992,750
City National Corp.	24,000	1,609,440
Colonial Bancgroup, Inc.	90,800	2,224,600
Cullen/Frost Bankers, Inc. (c)	30,400	1,757,728
First Niagara Financial Group, Inc. (c)	67,400	982,692
FirstMerit Corp.	43,700	1,012,529
Greater Bay Bancorp (c)	27,600	778,596
IndyMac Bancorp, Inc. (c)	40,400	1,662,864
Mercantile Bankshare Corp. (c)	69,450	2,518,952
New York Community Bancorp, Inc.	145,488	2,383,093
SVB Financial Group (b) (c)	21,200	946,368
TCF Financial Corp.	62,100	1,632,609
Texas Regional Bancshares, Inc., Class A	24,920	958,174
Washington Federal, Inc. (c)	47,689	1,070,141

Webster Financial Corp. (c)	29,100	1,370,901
West America Bancorp (c)	19,100	964,741
Wilmington Trust Corp.	37,500	1,670,625

		28,512,118

Biotechnology (1.2%)
Millenium Pharmaceuticals, Inc. (b)	181,587	1,806,791
PDL Biopharma, Inc. (b) (c)	63,700	1,223,040
Pharmaceutical Product Development, Inc.	57,100	2,037,899
Valeant Pharmaceuticals International (c)	50,900	1,006,802
Vertex Pharmaceuticals, Inc. (b) (c)	62,400	2,099,760

		8,174,292

Broadcasting (0.1%)
Emmis Communications Corp. (b)	20,200	247,450
Entercom Communications Corp. (c)	18,600	468,720
Westwood One, Inc. (c)	35,000	247,800

		963,970

Building & Construction (0.1%)
M.D.C. Holdings, Inc. (c)	19,300	896,485

Business Services (2.7%)
Acxiom Corp.	36,600	902,556
Catalina Marketing Corp. (c)	22,700	624,250
Ceridian Corp. (b)	76,400	1,708,304
CheckFree Corp. (b)	51,500	2,127,980
ChoicePoint, Inc. (b)	48,433	1,733,901
Corporate Executive Board Co. (The)	23,100	2,076,921
CSG Systems International, Inc. (b) (c)	26,600	703,038
Fair Issac Corp. (c)	37,300	1,364,061
Gartner Group, Inc. (b) (c)	32,000	562,880
Harte-Hanks, Inc.	30,950	815,533
Kelly Services, Inc. (c)	10,500	287,805
Korn/Ferry International (b) (c)	23,200	485,808
Manpower, Inc.	50,200	3,075,754
MPS Group, Inc. (b) (c)	55,800	843,138
Navigant Consulting, Inc. (b) (c)	28,000	561,680

		17,873,609

Chemicals (2.6%)
Airgas, Inc.	42,400	1,533,608
Albemarle Corp.	22,000	1,195,260
Cabot Corp. (c)	36,900	1,372,680
Chemtura Corp.	132,100	1,145,307
Cytec Industries, Inc.	22,400	1,245,216
Ferro Corp. (c)	26,900	478,282
FMC Corp.	23,100	1,480,017
Lubrizol Corp.	37,400	1,710,302
Lyondell Chemical Co. (c)	121,700	3,087,529
Minerals Technologies, Inc.	12,400	662,160
Olin Corp.	40,100	615,936
RPM, Inc.	64,800	1,230,552
Valspar Corp. (c)	55,700	1,481,620

		17,238,469

Communication Equipment (1.7%)
Adtran, Inc. (c)	38,600	920,224
Cincinnati Bell, Inc. (b)	134,900	650,218
CommScope, Inc. (b) (c)	34,800	1,143,528
Harris Corp.	76,100	3,385,689

Plantronics, Inc. (c)	25,800	452,274
Polycom, Inc. (b)	48,300	1,184,799
Powerwave Technologies, Inc. (b) (c)	67,100	509,960
Telephone & Data Systems, Inc.	57,600	2,424,960
Utstarcom, Inc. (b) (c)	63,000	558,810

		11,230,462

Computer Hardware (0.5%)
National Instruments Corp. (c)	30,350	829,769
Western Digital Corp. (b)	123,200	2,229,920

		3,059,689

Computer Software & Services (4.8%)
3COM Corp. (b)	230,600	1,016,946
Activision, Inc. (b) (c)	145,000	2,189,500
Advent Software, Inc. (b) (c)	10,400	376,584
Avocent Corp. (b)	30,400	915,648
Cadence Design Systems, Inc. (b) (c)	159,300	2,701,728
CDW Corp.	35,200	2,171,136
Cognizant Technology Solutions Corp. (b)	80,100	5,932,206
DST Systems, Inc. (b) (c)	34,400	2,121,448
F5 Networks, Inc. (b)	23,800	1,278,536
Gamestop Corp. (b)	43,400	2,008,552
Henry (Jack) & Associates, Inc. (c)	45,200	984,004
Ingram Micro, Inc. (b)	75,700	1,450,412
Macrovision Corp. (b) (c)	31,800	753,342
McAfee, Inc. (b)	91,100	2,228,306
McData Corp. (b) (c)	83,800	421,514
Mentor Graphics Corp. (b) (c)	43,700	615,296
Palm, Inc. (b) (c)	58,800	856,128
SRA International, Inc., Class A (b) (c)	21,800	655,308
Sybase, Inc. (b) (c)	50,700	1,228,968
Synopsys, Inc. (b)	78,800	1,553,936
Transaction Systems Architects, Inc. (b)	20,400	700,128
Wind River Systems, Inc. (b) (c)	41,000	439,110

		32,598,736

Construction (1.9%)
Beazer Homes USA, Inc. (c)	23,300	909,632
Dycom Industries, Inc. (b)	22,100	475,150
Florida Rock Industries, Inc.	27,700	1,072,267
Granite Construction, Inc. (c)	20,150	1,075,003
Hovnanian Enterprises, Inc. (b) (c)	21,000	616,140
Jacobs Engineering Group, Inc. (b)	33,500	2,503,455
Martin Marietta Materials, Inc. (c)	26,500	2,242,430
Ryland Group, Inc. (The) (c)	25,700	1,110,497
Thor Industries, Inc. (c)	20,600	848,102
Toll Brothers, Inc. (b)	70,100	1,968,408

		12,821,084

Consumer & Commercial Services (2.0%)
Alliance Data Systems Corp. (b)	38,100	2,102,739
Career Education Corp. (b)	55,500	1,248,750
Corinthian Colleges, Inc. (b) (c)	47,100	509,151
Deluxe Corp. (c)	27,500	470,250
DeVry, Inc. (b)	32,100	682,767
Dun & Bradstreet Corp. (b)	36,400	2,729,636
MoneyGram International, Inc.	46,800	1,360,008
Quanta Services, Inc. (b) (c)	65,200	1,099,272
Rent-A-Center, Inc. (b)	38,100	1,115,949

Rollins, Inc. (c)	16,200	341,982
Sotheby’s Holdings, Inc.	32,800	1,057,472
United Rentals, Inc. (b) (c)	37,600	874,200

		13,592,176

Consumer Products (1.5%)
Blyth Industries, Inc.	14,500	352,785
Church & Dwight, Inc. (c)	35,350	1,382,539
Energizer Holdings, Inc. (b)	33,460	2,408,785
Furniture Brands International, Inc. (c)	30,000	571,200
Lancaster Colony Corp.	13,700	613,212
Mohawk Industries Co. (b) (c)	29,600	2,203,720
Scotts Miracle-Gro Co. (The) (c)	27,800	1,236,822
Timberland Co., Class A (b)	30,100	865,977
Tupperware Corp.	33,500	651,910

		10,286,950

Containers & Packaging (0.4%)
Packaging Corp. of America (c)	43,100	999,920
Sonoco Products Co. (c)	54,300	1,826,652

		2,826,572

Data Processing (0.2%)
Fidelity National Information Services, Inc. (c)	38,800	1,435,600

Electronics (5.2%)
Amphenol Corp., Class A	50,800	3,146,044
Arrow Electronics, Inc. (b)	67,400	1,848,782
Atmel Corp. (b)	249,800	1,508,792
Avnet, Inc. (b)	75,200	1,475,424
Cree, Inc. (b)	41,900	842,609
Cypress Semiconductor Corp. (b) (c)	81,800	1,453,586
DRS Technologies (c)	24,000	1,048,080
Hubbell, Inc.	33,200	1,590,280
Imation Corp.	20,900	839,135
Integrated Device Technology, Inc. (b)	110,530	1,775,112
International Rectifier Corp. (b)	41,500	1,445,860
Intersil Corp.	82,100	2,015,555
Kemet Corp. (b)	47,500	383,325
Lam Research Corp. (b)	81,900	3,712,527
Lattice Semiconductor Corp. (b)	62,200	424,204
Micrel, Inc. (b) (c)	34,900	334,691
Microchip Technology, Inc.	122,200	3,961,724
Mine Safety Appliances Co. (c)	15,500	552,420
Newport Corp. (b)	21,900	356,970
Plexus Corp. (b)	26,900	516,480
RF Micro Devices, Inc. (b) (c)	113,400	859,572
SPX Corp.	34,100	1,822,304
Thomas & Betts Corp. (b)	29,500	1,407,445
TriQuint Semiconductor, Inc. (b) (c)	76,691	398,793
Vishay Intertechnology, Inc. (b) (c)	101,350	1,422,954

		35,142,668

Financial Services (2.7%)
AmeriCredit Corp. (b) (c)	72,200	1,804,278
Bank of Hawaii Corp.	29,600	1,425,536
BISYS Group, Inc. (The) (b)	66,200	718,932
Eaton Vance Corp. (c)	70,800	2,043,288
Edwards (A.G.), Inc.	44,200	2,354,976
Investors Financial Services Corp.	36,000	1,550,880
Jefferies Group, Inc.	55,400	1,578,900

PMI Group, Inc. (c)	50,800	2,225,548
Raymond James Financial, Inc. (c)	49,125	1,436,415
SEI Investments Co.	34,800	1,955,412
Waddell & Reed Financial, Inc.	50,900	1,259,775

		18,353,940

Food & Beverage (1.2%)
Hormel Foods Corp.	40,000	1,439,200
J.M. Smucker Co.	34,067	1,633,512
OSI Restaurant Parnters, Inc. (c)	40,600	1,287,426
PepsiAmericas, Inc.	33,400	712,756
Sensient Technologies Corp. (c)	25,800	504,906
Smithfield Foods, Inc. (b)	57,600	1,556,352
Tootsie Roll Industries, Inc. (c)	14,080	412,685
Universal Corp. (c)	15,600	569,868

		8,116,705

Gaming & Leisure (0.2%)
Scientific Games Corp. (b) (c)	38,300	1,217,940
Healthcare (5.9%)
Apria Healthcare Group, Inc. (b) (c)	23,200	457,968
Beckman Coulter, Inc. (c)	36,400	2,095,184
Cephalon, Inc. (b) (c)	35,200	2,173,600
Community Health Systems, Inc. (b)	53,400	1,994,490
Covance, Inc. (b)	36,800	2,442,784
Cytyc Corp. (b)	63,200	1,547,136
Dentsply International, Inc.	89,700	2,700,867
Edwards Lifesciences Corp. (b)	32,500	1,514,175
Health Net, Inc. (b)	66,400	2,889,728
Henry Schein, Inc. (b)	48,800	2,446,832
LifePoint Hospitals, Inc. (b)	33,800	1,193,816
Lincare Holdings, Inc. (b) (c)	54,900	1,901,736
Omnicare, Inc. (c)	69,000	2,973,210
Par Pharmaceutical Cos., Inc. (b) (c)	18,800	342,912
Perrigo Co. (c)	45,400	770,438
Sepracor, Inc. (b) (c)	62,900	3,046,876
Steris Corp.	39,600	952,776
Triad Hospitals, Inc. (b)	50,008	2,201,852
Universal Health Services, Inc.	33,600	2,013,648
Varian Medical Systems, Inc. (b)	74,800	3,993,572

		39,653,600

Insurance (5.6%)
American Financial Group, Inc.	25,700	1,206,101
AmerUs Group Co. (c)	23,700	1,611,837
Arthur J. Gallagher & Co. (c)	57,100	1,522,857
Brown & Brown, Inc. (c)	63,100	1,928,336
Everest Re Group Ltd.	37,600	3,667,128
Fidelity National Financial, Inc.	100,183	4,172,621
First American Financial Corp.	56,000	2,371,040
Hanover Insurance Group, Inc.	29,000	1,294,270
HCC Insurance Holdings, Inc. (c)	61,150	2,010,612
Horace Mann Educators Corp. (c)	23,500	451,905
Leucadia National Corp. (c)	90,100	2,357,917
Mercury General Corp. (c)	19,500	967,395
Ohio Casualty Corp.	34,700	897,689
Old Republic International Corp.	130,837	2,898,040
Protective Life Corp.	38,200	1,747,650

Radian Group, Inc.	46,500	2,790,000
Stancorp Financial Group, Inc.	30,000	1,338,900
Unitrin, Inc.	24,800	1,095,416
W.R. Berkley Corp.	95,750	3,388,593

		37,718,307

Machinery (0.8%)
AGCO Corp. (b) (c)	52,700	1,335,945
Graco, Inc.	37,550	1,466,703
Lincoln Electric Holdings, Inc.	25,000	1,361,250
Zebra Technologies Corp., Class A (b) (c)	38,600	1,379,564

		5,543,462

Manufacturing (3.4%)
Ametek, Inc.	38,700	1,685,385
Brink’s Co. (The)	27,900	1,480,374
Carlisle Cos., Inc.	16,700	1,404,470
Crane Co.	27,700	1,157,860
Diebold, Inc.	39,000	1,697,670
Donaldson Co., Inc. (c)	38,600	1,424,340
Federal Signal Corp. (c)	26,400	402,600
Flowserve Corp. (b)	31,100	1,573,349
Harsco Corp.	23,000	1,785,950
Hillenbrand Industry, Inc. (c)	35,800	2,039,884
Nordson Corp.	20,200	805,172
Pentair, Inc.	55,600	1,456,164
Roper Industries, Inc. (c)	47,900	2,143,046
Teleflex, Inc.	23,700	1,318,668
Trinity Industries, Inc. (c)	43,700	1,405,829
Varian, Inc. (b) (c)	17,000	779,790

		22,560,551

Medical Products (1.0%)
Advanced Medical Optics, Inc. (b) (c)	34,786	1,375,786
Affymetrix, Inc. (b) (c)	36,900	795,564
Gen-Probe, Inc. (b)	28,500	1,336,365
Intuitive Surgical, Inc. (b) (c)	21,300	2,246,085
Techne Corp. (b)	21,500	1,093,490

		6,847,290

Medical Products & Services (0.5%)
ResMed, Inc. (b)	38,900	1,565,725
VCA Antech, Inc. (b)	45,800	1,651,548

		3,217,273

Medical Services (0.9%)
Charles River Laboratories International, Inc. (b)	40,000	1,736,400
Invitrogen Corp. (b) (c)	31,300	1,984,733
Martek Biosciences Corp. (b) (c)	19,400	417,294
Medicis pharmaceutical Corp. (c)	32,400	1,048,140
Psychiatric Solutions, Inc. (b) (c)	31,300	1,067,017

		6,253,584

Metals (0.8%)
Commercial Metals Co.	66,300	1,347,879
Kennametal, Inc.	23,300	1,319,945
MSC Industrial Direct Co., Class A	29,900	1,218,126
Timken Co. (The)	51,700	1,539,626

		5,425,576

Mining (1.6%)
Arch Coal, Inc.	80,600	2,330,146
Joy Global, Inc.	68,500	2,576,285
Peabody Energy Corp. (c)	150,300	5,528,034

		10,434,465

Office Equipment & Supplies (0.6%)
Herman Miller, Inc.	37,200	1,272,612
HNI Corp. (c)	28,400	1,180,872
Reynolds & Reynolds Co.	31,600	1,248,516

		3,702,000

Oil & Gas (6.1%)
Cameron International Corp. (b)	65,000	3,140,150
Denbury Resources, Inc. (b)	65,700	1,898,730
ENSCO International, Inc.	87,300	3,826,359
FMC Technologies, Inc. (b)	40,021	2,149,128
Forest Oil Corp. (b) (c)	32,800	1,036,152
Grant Prideco, Inc. (b)	74,200	2,821,826
Hanover Compressor Co. (b) (c)	56,423	1,028,027
Helmerich & Payne, Inc.	57,500	1,324,225
Newfield Exploration Co. (b)	74,400	2,867,376
Noble Energy, Inc.	100,400	4,577,236
Patterson-UTI Energy, Inc.	94,800	2,252,448
Pioneer Natural Resources Co.	71,800	2,808,816
Plains Exploration & Production Co. (b)	43,600	1,870,876
Pogo Producing Co. (c)	33,900	1,388,205
Pride International, Inc. (b)	91,300	2,503,446
Quicksilver Resources, Inc. (b) (c)	32,900	1,049,510
Southwestern Energy Co. (b)	95,600	2,855,572
Tidewater, Inc.	34,700	1,533,393

		40,931,475

Paper & Forest Products (0.7%)
Bowater, Inc. (c)	33,400	687,038
Glatfelter (c)	24,200	327,910
Longview Fibre Co.	40,124	815,320
Potlatch Corp. (c)	22,898	849,516
Rayonier, Inc.	44,877	1,696,350

		4,376,134

Passenger Car Rental (0.1%)
Avis Budget Group, Inc.	55,040	1,006,682

Publishing & Printing (1.1%)
American Greetings Corp., Class A (c)	34,600	799,952
Banta Corp.	13,300	633,080
Belo Corp., Class A	50,000	790,500
Lee Enterprises, Inc. (c)	25,100	633,524
Media General, Inc. (c)	13,200	497,904
Reader’s Digest Association (c)	53,100	688,176
Scholastic Corp. (b) (c)	16,500	513,975
Valassis Communications, Inc. (b)	26,100	460,665
Washington Post Co.	3,170	2,336,290

		7,354,066

Real Estate Investment Trusts (3.8%)
AMB Property Corp.	50,300	2,772,033
Developers Diversified Realty Corp. (c)	62,400	3,479,424
Highwood Properties, Inc.	32,500	1,209,325
Hospitality Properties Trust (c)	40,700	1,921,040

Liberty Property Trust (c)	49,700	2,375,163
Macerich Co. (The)	40,800	3,115,488
Mack-Cali Realty Corp. (c)	36,800	1,906,240
New Plan Excel Realty Trust (c)	57,200	1,547,260
Regency Centers Corp.	39,700	2,729,772
United Dominion Realty Trust, Inc.	78,800	2,379,760
Weingarten Realty Investors (c)	44,000	1,892,880

		25,328,385

Restaurants (0.9%)
Applebee’s International, Inc. (c)	44,950	966,875
Bob Evans Farms, Inc.	19,500	590,460
Brinker International, Inc.	48,700	1,952,382
CBRL Group, Inc.	9,900	400,257
Cheesecake Factory, Inc. (The) (b)	46,950	1,276,571
Ruby Tuesday, Inc.	31,800	896,442

		6,082,987

Retail (7.1%)
99 Cents Only Stores (b)	26,300	311,129
Abercrombie & Fitch Co.	50,300	3,494,844
Aeropostale, Inc. (b) (c)	31,400	917,822
American Eagle Outfitters Ltd.	76,800	3,366,144
Anntaylor Stores Corp. (b) (c)	42,500	1,779,050
Barnes & Noble, Inc.	30,600	1,160,964
BJ’s Wholesale Club, Inc. (b)	37,100	1,082,578
Borders Group, Inc. (c)	36,600	746,640
Charming Shoppes (b) (c)	70,500	1,006,740
Chico’s FAS, Inc. (b) (c)	101,700	2,189,601
Claire’s Stores, Inc.	56,000	1,632,960
Coldwater Creek, Inc. (b) (c)	33,400	960,584
Dollar Tree Stores, Inc. (b) (c)	59,650	1,846,764
Fastenal Co. (c)	71,200	2,746,184
Foot Locker, Inc.	87,200	2,201,800
Hanesbrands, Inc. (b)	56,300	1,267,313
Michael’s Stores, Inc.	75,800	3,300,332
O’Reilly Automotive, Inc. (b) (c)	62,500	2,075,625
Pacific Sunwear of California, Inc. (b) (c)	42,000	633,360
Payless Shoe Source, Inc. (b)	37,600	936,240
PETsMART, Inc.	77,400	2,147,850
Pier 1 Imports, Inc. (c)	47,600	353,192
Polo Ralph Lauren Corp. (c)	35,500	2,296,495
Regis Corp.	26,300	942,855
Ross Stores, Inc.	79,200	2,012,472
Ruddick Corp. (c)	18,900	491,967
Saks, Inc. (c)	80,700	1,394,496
Tech Data Corp. (b)	32,800	1,198,184
Urban Outfitters, Inc. (b) (c)	61,700	1,091,473
Williams Sonoma, Inc. (c)	66,000	2,137,740

		47,723,398

Schools (0.4%)
ITT Educational Services, Inc. (b)	19,700	1,306,110
Laureate Education, Inc. (b)	28,200	1,349,652

		2,655,762

Semiconductors (0.9%)
Fairchild Semiconductor International, Inc. (b) (c)	67,100	1,254,770

MEMC Electronic Materials, Inc. (b)	94,700	3,468,861
Semtech Corp. (b)	39,900	509,124
Silicon Laboratories, Inc. (b)	33,000	1,023,660

		6,256,415

Shipping & Transportation (1.5%)
Alexander & Baldwin, Inc. (c)	24,200	1,073,754
C.H. Robinson Worldwide, Inc.	98,600	4,395,588
GATX Corp.	30,100	1,245,237
Overseas Shipholding Group, Inc. (c)	17,600	1,087,152
Swift Transportation Co., Inc. (b) (c)	31,500	747,180
Werner Enterprises, Inc. (c)	28,450	532,300
YRC Worldwide, Inc. (b) (c)	33,400	1,237,136

		10,318,347

Steel (0.5%)
Reliance Steel & Aluminum Co.	36,800	1,182,752
Steel Dynamics, Inc.	26,700	1,347,015
Worthington Industries, Inc. (c)	39,200	668,752

		3,198,519

Telecommunications (0.1%)
Andrew Corp. (b)	82,300	759,629

Transportation (1.5%)
Con-Way, Inc. (c)	27,500	1,232,550
Expeditors International of Washington, Inc.	121,300	5,407,554
J.B. Hunt Transport Services, Inc. (c)	62,900	1,306,433
Oshkosh Truck Corp.	40,800	2,059,176

		10,005,713

Utilities (7.7%)
AGL Resources, Inc.	42,600	1,554,900
Alliant Energy Corp. (c)	68,900	2,461,797
Aqua America, Inc. (c)	71,500	1,568,710
Aquila, Inc. (b)	204,700	886,351
Black Hills Corp.	20,600	692,366
DPL, Inc. (c)	66,700	1,808,904
Duquesne Light Holdings, Inc. (c)	48,200	947,612
Energy East Corp. (c)	81,000	1,921,320
Equitable Resources, Inc.	69,900	2,445,102
Great Plains Energy, Inc. (c)	47,900	1,485,858
Hawaiian Electric Industries, Inc. (c)	44,400	1,201,464
Idacorp, Inc. (c)	26,200	990,622
MDU Resources Group, Inc. (c)	99,450	2,221,713
National Fuel Gas Co. (c)	49,200	1,788,420
Northeast Utilities (c)	84,400	1,963,988
NSTAR	58,600	1,954,896
Oklahoma Gas & Electric Co. (c)	53,700	1,939,107
Oneok, Inc.	60,700	2,293,853
Pepco Holdings, Inc. (c)	105,538	2,550,853
PNM, Inc. (c)	42,050	1,159,319
Puget Energy, Inc. (c)	63,300	1,438,809
Questar Corp.	49,000	4,006,729
Scana Corp.	64,200	2,585,334
Sierra Pacific Resources (b)	121,010	1,735,283
Vectren Corp.	41,700	1,119,645
Westar Energy, Inc. (c)	47,600	1,119,076
WGL Holdings, Inc. (c)	28,300	886,922
Wisconsin Energy Corp.	66,500	2,868,810
WPS Resources Corp.	24,300	1,206,009

		50,803,772

Waste Disposal (0.7%)
Republic Services, Inc.	67,100	2,698,091
Stericycle, Inc. (b)	25,800	1,800,582

		4,498,673

Total Common Stocks		610,167,815

Cash Equivalents (8.5%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $57,327,803)	$57,302,733	57,302,733

Total Cash Equivalents		57,302,733

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (24.7%)
Alliance & Leister PLC Medium Term Note, 5.32%, 10/29/07 (d)	2,500,000	2,500,000
Allstate Life Global Funding Medium Term Note, 5.32%, 10/29/07 (d)	2,000,000	2,000,000
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $69,659,914 (Collateralized by various U.S. Government Agency obligations)	69,628,369	69,628,369
Citigroup Global Markets Inc. Master Note, 5.45%, 10/06/06 (d)	15,000,000	15,000,000
GE Life & Annuity Funding Agreement, 5.43%, 10/29/07 (d)	3,500,000	3,500,000
General Electric Capital Corp. Medium Term Note, 5.39%, 12/06/06 (d)	10,500,298	10,500,298
Islands Bank HF Corp. Medium Term Note, 5.40%, 03/22/07 (d)	5,000,000	5,000,000
MacQuarie Bank Ltd. Medium Term Note, 5.35%, 10/27/07 (d)	24,998,338	24,998,338
Morgan Stanley Master Note, 5.56%, 10/29/07 (d)	5,000,000	5,000,000
Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07 (d)	1,999,511	1,999,511
U.S. Bank NA Bank Note, 5.32%, 10/02/06 (d)	24,998,936	24,998,936
West Corp. Federal Credit Union Medium Tern Note, 5.38%, 09/25/08 (d)	1,000,000	1,000,000

Total Short-Term Securities Held as Collateral for Securities on Loan		166,125,452

Total Investments (Cost $727,376,359) (a) - 124.0%		833,596,000
Liabilities in excess of other assets - (24.0)%		(161,354,512)

NET ASSETS - 100.0%		672,241,488

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	All or part of the security was on loan as of September 30, 2006.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on September 30, 2006. The maturity date represents the actual maturity date.

At September 30, 2006, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contract	Expiration	Market Value Covered by Contracts	Unrealized Depreciation at 09/30/06
41	S&P Mid Cap 400 Future	12/15/2006	$13,639,675	$264,575

Gartmore Variable Insurance Trust

Gartmore GVIT Global Technology and Communications Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (92.7%)
Computer Hardware (10.9%)
Acer Inc. - JP (c)	406,000	$687,688
Apple Computer, Inc. (b)	10,400	801,112
Dell, Inc. (b)	15,300	349,452
Hewlett Packard Co.	21,500	788,835
International Business Machines Corp.	14,200	1,163,548
Lexmark International, Inc. (b)	8,400	484,344

		4,274,979

Computer Services (11.6%)
Aspen Technology, Inc. (b) (d)	63,300	691,236
Citrix Systems, Inc. (b)	21,900	792,999
Cognizant Technology Solutions Corp. (b)	8,200	607,292
Riverbed Technology, Inc. (b)	4,220	82,290
Satyam Computer Services Ltd. ADR - IN	15,300	591,957
Sun Microsystems, Inc. (b)	216,300	1,075,011
WebEx Communications, Inc. (b)	18,000	702,360

		4,543,145

Computer Software (10.8%)
Autonomy Corp., PLC - UK (b) (c)	43,000	373,347
Business Objects SA ADR - FR (b)	13,000	443,170
DivX, Inc. (b) (d)	12,230	290,707
Fast Search & Transfer ASA - NO (b) (c)	65,200	180,955
Hyperion Solutions Corp. (b)	23,800	820,624
Lionbridge Technologies, Inc. (b) (d)	87,000	663,810
Microsoft Corp.	15,400	420,882
Red Hat, Inc. (b)	7,400	155,992
Salesforce.com, Inc. (b) (d)	9,100	326,508
Tibco Software, Inc. (b)	64,100	575,618

		4,251,613

E-Commerce & Services (7.3%)
First Data Corp.	14,200	596,400
Google, Inc. (b)	2,500	1,004,750
I2 Technologies, Inc. (b) (d)	10,300	192,919
Shutterfly, Inc. (b)	10,500	163,275
Webmethods, Inc. (b) (d)	84,000	642,600
WebSideStory, Inc. (b) (d)	21,300	281,373

		2,881,317

Electronic Components (16.6%)
Advanced Analogic Technologies, Inc. (b)	142,900	784,521
Applied Materials, Inc.	23,200	411,336
Bell Microproducts, Inc. (b)	80,200	416,238
EMC Corp. (b)	50,800	608,584
Intel Corp.	41,000	843,371
Intersil Corp.	7,000	171,850
Komag, Inc. (b)	8,900	284,444
LSI Logic Corp. (b)	46,500	382,230
Marvell Technology Group Ltd. (b)	32,100	621,777
MEMC Electronic Materials, Inc. (b)	8,300	304,029

PLX Technology, Inc. (b) (d)	37,500	388,875
PortalPlayer, Inc. (b) (d)	27,700	312,456
Power Integrations, Inc. (b) (d)	31,400	615,440
QLogic Corp. (b)	20,800	393,120

		6,538,271

Internet Broker (1.0%)
CheckFree Corp. (b)	9,600	396,672

Internet Security (1.7%)
McAfee, Inc. (b)	10,800	264,168
Vasco Data Security International, Inc. (b) (d)	38,200	395,752

		659,920

Internet Service Providers (1.1%)
Internap Network Services Corp. (b) (d)	28,700	436,814

Retail - Computer Equipment (0.5%)
GameStop Corp. (b)	4,300	199,004

Semiconductors (7.7%)
Anadigics, Inc. (b) (d)	46,100	330,076
Cypress Semiconductor Corp. (b)	49,100	872,507
Integrated Device Technology, Inc. (b)	57,100	917,026
Microsemi Corp. (b) (d)	10,000	188,500
Novellus Systems, Inc. (b)	13,200	365,112
Volterra Semiconductor Corp. (b) (d)	21,600	351,000

		3,024,221

Telecommunication Equipment (15.5%)
3Com Corp. (b)	129,300	570,213
Adaptec, Inc. (b)	90,500	399,105
Ciena Corp. (b)	6,443	175,568
Cisco Systems, Inc. (b)	94,000	2,162,000
Comverse Technology, Inc. (b)	37,700	808,288
Corning, Inc. (b)	16,000	390,560
Finisar Corp. (b) (d)	220,800	801,504
Juniper Networks, Inc. (b)	46,000	794,880

		6,102,118

Telecommunication Services (1.0%)
Amdocs Ltd. (b)	10,100	399,960

Wireless Equipment (7.0%)
American Tower Corp. (b)	18,400	671,600
Motorola, Inc.	15,400	385,000
Nokia Oyj ADR - FN	24,800	488,312
Qualcomm, Inc.	16,100	585,235
RF Micro Devices, Inc. (b)	80,600	610,948

		2,741,095

Total Common Stocks		36,449,129

Cash Equivalents (9.3%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $3,658,851)	3,657,272	3,657,272
Total Cash Equivalents		3,657,272

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (21.3%)
Bank of America Note, 5.31%, 11/07/06	400,000	400,000

Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $5,517,279 (Collateralized by various U.S. Government Agency obligations)	5,514,802	5,514,802
Beta Finance Inc. Medium Term Note, 5.37%, 01/31/08	1,250,000	1,250,000
GE Life & Annuity Funding Agreement, 5.43%, 10/29/07	400,000	400,000
Unicredito Italiano Bank (IRE) PLC, 5.34%, 10/29/07	800,000	800,000
Total Short-Term Securities Held as Collateral for Securities on Loan		8,364,802

Total Investments (Cost $45,691,440) (a) - 123.3%		48,471,203
Liabilities in excess of other assets - (23.3)%		(9,162,001)

NET ASSETS - 100.0%		$39,309,202

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

(c)	Fair Valued Security

(d)	All or part of security was on loan as of September 30, 2006

ADR	American Depositary Receipt

FR	France

FN	Finland

IN	India

NO	Norway

UK	United Kingdom

Gartmore Variable Insurance Trust

Gartmore GVIT Global Health Sciences Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal	Amount Value
COMMON STOCKS (100.2%)
Distribution & Wholesale (0.9%)
MWI Veterinary Supply, Inc. (b)	16,300	$546,539

Drug Delivery Systems (0.6%)
Conor Medsystems, Inc. (b) (c)	15,249	359,419

Drugs (40.7%)
Abbott Laboratories	64,270	3,120,951
Allergan, Inc.	6,138	691,200
Amgen, Inc. (b)	27,580	1,972,797
Eli Lilly & Co.	21,640	1,233,480
Merck & Co., Inc.	73,826	3,093,309
Novartis AG ADR - CH	37,940	2,217,214
Pfizer, Inc.	168,902	4,790,062
Roche Holding AG - CH	9,701	1,676,484
Schering-Plough Corp.	116,358	2,570,348
Wyeth	77,555	3,942,896

		25,308,741

Health Care Services (1.4%)
Option Care, Inc. (c)	25,500	341,445
Webmd Health Corp., Class A (b) (c)	15,026	515,993

		857,438

Human Resources (0.7%)
AMN Healthcare Services, Inc. (b)	17,866	424,318

Insurance (7.0%)
UnitedHealth Group, Inc.	51,529	2,535,227
WellPoint, Inc. (b)	23,240	1,790,642

		4,325,869

Medical Laboratories (1.7%)
Covance, Inc. (b)	15,759	1,046,082

Medical Products (18.6%)
Affymetrix, Inc. (b)	44,250	954,030
Applera Corp. - Celera Genomics Group (b)	11,520	160,358
Bard (C.R.), Inc.	23,408	1,755,600
Baxter International, Inc.	56,060	2,548,488
Johnson & Johnson	70,808	4,598,271
Mindray Medical International Ltd. ADR - CN (b) (c)	29,530	492,856
Northstar Neuroscience, Inc. (b) (c)	34,598	456,694
NxStage Medical, Inc. (b) (c)	35,526	311,563
Spectranetics Corp. (b) (c)	23,923	279,899

		11,557,759

Medical Products & Services (8.6%)
Cardinal Health, Inc.	28,246	1,856,891
Caremark Rx, Inc.	11,210	635,271
DJ Orthopedics, Inc. (b) (c)	12,315	511,442
Gentiva Health Services, Inc. (b) (c)	37,340	613,870
OSI Pharmaceuticals, Inc. (b) (c)	18,290	686,424
Pharmaceutical Product Development, Inc.	28,360	1,012,168

		5,316,066

Medical Services (10.0%)
DaVita, Inc (b)	11,606	671,639
Manor Care, Inc.	38,862	2,031,705
McKesson Corp.	58,525	3,085,438
Sun Healthcare Group, Inc. (b) (c)	35,597	382,312

		6,171,094

Therapeutics (10.0%)
Biomarin Pharmaceutical, Inc. (b) (c)	28,940	411,816
Genentech, Inc. (b)	31,013	2,564,775
Genzyme Corp. (b)	14,090	950,652
Gilead Sciences, Inc. (b)	32,728	2,248,414

		6,175,657

Total Common Stocks		62,088,982

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (8.4%)
Banc of America Securities LLC Repurchase	2,694,459	2,694,459
Agreement, 5.39%,dated 9/29/06, due 10/02/06, proceeds at maturity $2,695,669 (Collateralized by various U.S. Government Agency obligations)
Beta Finance Inc. Medium Term Note, 5.37%, 01/31/08 (d)	2,500,000	2,500,000

Total Short-Term Securities Held as Collateral for Securities on Loan		5,194,459

Total Investments (Cost $62,852,229) (a) - 108.6%		67,283,441
Liabilities in excess of other assets - (8.6)%		(5,311,442)

NET ASSETS - 100.0%		$61,971,999

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

(c)	All of part of the security was on loan as of September 30, 2006.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on September 30, 2006. The maturity date represents the actual maturity date.

ADR	American DepositAry Receipt
CH	Switzerland
CN	China

Gartmore Variable Insurance Trust

Gartmore GVIT Nationwide Leaders Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (96.2%)
Air Transportation Services (2.3%)
Southwest Airlines Co.	35,900	$598,094

Apparel & Accessories (2.9%)
TJX Companies, Inc.	27,000	756,810

Banks (1.6%)
Northern Trust Corp.	7,200	420,696

Beer, Wine, & Distilled Beverages (3.0%)
Brown-Forman Corp.	10,200	781,830

Computer Software & Services (8.8%)
CDW Corp.	20,300	1,252,104
Cisco Systems, Inc. (b)	46,700	1,074,100

		2,326,204

Electric &Electronic Equipment (4.2%)
Arrow Electronics, Inc. (b)	40,500	1,110,915

Financial Services (9.2%)
Franklin Resources, Inc.	3,800	401,850
Legg Mason, Inc.	20,000	2,017,200

		2,419,050

Food & Beverage (2.9%)
Constellation Brands Inc. (b)	26,500	762,670

Healthcare (11.8%)
Coventry Health Care, Inc. (b)	19,200	989,184
UnitedHealth Group, Inc.	18,800	924,960
WellPoint, Inc. (b)	15,500	1,194,275

		3,108,419

Metals (5.9%)
Phelps Dodge Corp.	18,300	1,550,010

Multi-Line Insurance (3.6%)
Berkshire Hathaway, Inc. Class B (b)	300	952,200

Residential Building Construction (1.7%)
Centex Corp.	8,500	447,270

Retail (24.6%)
CVS Corp.	41,200	1,323,344
eBay, Inc. (b)	32,500	921,700
Federated Department Stores, Inc.	19,900	859,879
Home Depot, Inc.	27,700	1,004,679
J.C. Penney Company, Inc.	17,200	1,176,308
VF Corporation	16,100	1,174,495

		6,460,405

Semiconductors (4.4%)
Texas Instruments, Inc.	34,700	1,153,775

Telecommunications (9.3%)
Embarq Corp.	26,600	1,286,642
Juniper Networks, Inc. (b)	67,400	1,164,672
		2,451,314

Total Common Stocks		25,299,662

CASH EQUIVALENTS (8.3%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $2,172,895)	$2,172,583	2,172,583

Total Cash Equivalents		2,172,583

Total Investments (Cost $26,718,998) (a) - 104.5%		27,472,245
Liabilities in excess of other assets - (4.5)%		(1,172,077)

NET ASSETS - 100.0%		26,300,168

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

Gartmore Variable Insurance Trust

Gartmore GVIT Emerging Markets Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (91.4%)
ARGENTINA (2.2%)
Steel (2.2%)
Tenaris SA-ADR	75,600	$2,674,728
Ternium SA- ADR (b)	123,800	2,867,208

		5,541,936

BRAZIL (13.2%)
Banking (2.0%)
Banco Bradesco SA	81,300	2,698,398
Unibanco GDR	33,100	2,449,400

		5,147,798

Brewery (1.1%)
Ambev Cia Bebid Pref	6,407,800	2,899,631

Cellular Telecommunications (0.8%)
Tim Participacoes ADR	69,900	1,946,715

Insurance (0.9%)
Porto Seguro SA	107,000	2,214,574

Metals & Mining (2.3%)
Companhia Vale do Rio Doce, Class A	320,872	5,937,971

Oil & Gas (3.1%)
Petroleo Brasileiro SA ADR	74,019	5,539,582
Petroleo Brasileiro SA ADR	32,500	2,724,475

		8,264,057

Retail (2.2%)
Lojas Renner SA	95,500	5,539,290

Steel (0.8%)
Usinas Siderurgicas de Minais Gerais SA	65,900	1,961,255

		33,911,291

CHINA (5.1%)
Building Products (1.1%)
Anhui Conch Cement Co., Ltd. (c)(d)	1,434,000	2,838,308

Oil & Gas (2.3%)
CNOOC Ltd . (c)(d)	2,667,000	2,220,496
PetroChina Co., Ltd. (c)	3,520,000	3,789,244

		6,009,740

Real Estate Development (0.8%)
Shimao Property Holdings Limited (b) (c)	1,996,000	2,136,815

Shipping (0.9%)
Cosco Pacific Ltd. (c)(d)	1,095,200	2,187,565

		13,172,428

CZECH REPUBLIC (1.4%)
Electric Utility (1.4%)
Ceske Energeticke Zavody A.S. (c)	102,800	3,641,153

EGYPT (1.0%)
Telecommunications (1.0%)
Orascom Telecom Holding-GDR SAE (c)	44,500	2,458,397

HONG KONG (6.8%)
Diversified Operations (1.0%)
China Resources Enterprise Ltd. (c)(d)	1,175,200	2,543,039

Insurance (1.4%)
China Life Insurance Co., Ltd. (c)(d)	1,789,100	3,495,575

Marine Transportation (0.3%)
Pacific Basin Shipping Ltd. (c)	1,406,000	805,988

Oil & Gas (1.9%)
China Petroleum & Chemical Corp. (c)	5,962,000	3,695,655
CNPC Hong Kong Ltd. (c)	2,400,000	1,212,078

		4,907,733

Telecommunications (2.2%)
China Mobile (Hong Kong) Ltd. (c)(d)	817,200	5,766,204

		17,518,539

INDIA (1.3%)
Application Software (1.3%)
Satyam Computer Services Ltd.- ADR	83,200	3,219,008

INDONOSIA (3.2%)
Automobile Retail (1.1%)
PT Astra International Inc (c)	2,181,000	2,941,223

Banking (1.0%)
PT Bank International Indonesia TBK (c)	123,293,200	2,607,460

Oil & Gas (0.5%)
PT Perusahaan Gas Negara (c)	898,500	1,174,006

Telecommunications (0.6%)
PT Telekomunikasi Indonesia (c)	1,680,743	1,530,062

		8,252,751

ISRAEL (1.0%)
Banking (1.0%)
Bank Leumi Le-Israel (c)	649,100	2,543,137

KAZAKAHSTAN (0.9%)
Mining (0.9%)
Kazakhgold Group Ltd. GDR (b)	106,563	2,205,854

KOREA (16.3%)
Banking (3.3%)
Industrial Bank of Korea (c)	285,600	4,889,029
Kookmin Bank ADR	45,400	3,542,562

		8,431,591

Construction (2.0%)
Hanjin Heavy Industries & Construction Co., Ltd. (c)	87,600	2,419,484
Hyundai Development Co. (c)	57,800	2,581,703

		5,001,187

Electronics (4.6%)
Samsung Electronics (c)	10,727	7,523,940
Samsung Electronics Co., Ltd. GDR	17,612	4,574,717

		12,098,657

Financial Services (2.1%)
Hana Financial Group, Inc. (c)	114,699	5,257,418

Metals (1.1%)
Korea Zinc Co., Ltd. (c)	29,900	2,707,142

Oil & Gas (0.7%)
SK Corp. (c)	26,970	1,793,381

Retail (1.2%)
Lotte Shopping Co., Ltd. (b)	169,806	2,968,209

Tobacco (1.3%)
KT&G Corp. (c)	53,000	3,222,260

		41,479,845

MALAYSIA (2.0%)
Agriculture (1.0%)
IOI Corporation Berhad (c)	555,200	2,440,170

Foreign Banking (1.0%)
Bumiputra Commerce Holdings Bhd (c)	1,507,200	2,717,072

		5,157,242

MEXICO (7.2%)
Building Materials (1.2%)
Cemex SA ADR	102,600	3,086,208

Financial Services (1.5%)
Grupo Financiero Banorte SA de CV	1,224,976	3,835,783

Retail (1.4%)
Wal-Mart de Mexico SA de CV	1,056,560	3,595,900

Steel (0.9%)
Industrias CH SA (b) (d)	713,600	2,415,681

Telecommunications (2.2%)
America Movil SA de CV ADR	142,851	5,624,044

		18,557,616

PERU (0.8%)
Metals & Mining (0.8%)
Compania de Minas Buenaventura SAU ADR	72,600	1,960,200

RUSSIA (10.0%)
Automobile Manufacturers (0.7%)
JSC Severstal-Avto (c)	80,806	1,671,702

Cellular Telecommunications (1.1%)
Mobile Telesystems	75,600	2,855,412

Commercial Banks (1.2%)
Sberbank RF (c)	1,400	3,048,938

Metals (0.7%)
Norilsk Nickel ADR	13,150	1,709,500

Oil & Gas (4.8%)
Gazprom ADR (c)	170,150	7,355,585
Surgutneftgaz ADR	77,900	5,055,710

		12,411,295

Utilities (1.5%)
RAO Unified Energy System GDR	54,050	3,945,650

		25,642,497

SOUTH AFRICA (5.9%)
Banking (0.9%)
ABSA Group Ltd. (c)	184,465	2,355,760

Diversified Operations (0.9%)
Barloworld Ltd. (c)	138,807	2,308,800

Hospital Management & Services (1.0%)
Network Healthcare Holdings Ltd. (b) (c)	1,575,500	2,508,722

Mining (0.5%)
Harmony Gold Mining Co., Ltd. (b) (c) (d)	90,237	1,168,335

Oil & Gas (0.9%)
Sasol Ltd. (c)	78,407	2,580,441

Retail (0.7%)
Truworths International Ltd. (c)	575,900	1,725,928

Telecommunications (1.0%)
MTN Group Ltd. (c)	304,276	2,458,854

		15,106,840

TAIWAN (10.3%)
Building Products (0.9%)
Taiwan Cement Corp. (c)	3,020,391	2,265,903

Chemicals (0.8%)
Taiwan Fertilizer Co., Ltd. (c)	1,305,000	2,123,956

Circuit Boards (1.8%)
Nan YA Printed Circuit Board Corp. (c)	330,000	2,287,038
Unimicron Technology Corp. (c)	1,897,350	2,342,642

		4,629,680

Computers (2.6%)
Asustek Computer, Inc. (c)	1,114,500	2,619,775
Hon Hai Precision Industry Co., Ltd. (c)	669,400	4,078,474

		6,698,249

Electronics (2.4%)
Delta Electronics, Inc. (c)	923,200	2,651,186
MediaTek, Inc. (c)	374,000	3,545,346

		6,196,532

Financial Services (1.3%)
Shin Kong Financial Holding Co., Ltd. (c)	3,494,287	3,219,143

Semiconductors (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	648,000	1,170,768

		26,304,231

THAILAND (1.8%)
Mining (1.0%)
Banpu Public Co. Ltd. (c)	644,300	2,502,951

Oil & Gas (0.8%)
Thai Oil Public Co. Ltd. (c)	1,257,500	2,005,317

		4,508,268

TURKEY (1.0%)
Banking (1.0%)
Turkiye Vakiflar Bankasi (c)	603,847	2,657,579

Total Common Stocks		233,838,812

PARTICIPATION NOTES (6.0%)
INDIA (5.3%)
Automotive (1.1%)
Tata Motors Ltd., 0.00%, 09/14/07 (c)	155,400	2,916,858

Building Materials (1.8%)
India Cements Ltd., 0.00%, 01/01/11 (b) (c)	929,097	4,478,247

Petrochemicals (1.2%)
Reliance Industries Ltd., 0.00%, 03/09/09 (c)	124,603	3,179,869

Telecommunication Services (1.2%)
Bharti Airtel Ltd., 0.00%, 04/27/07 (b) (c)	297,231	3,037,701

		13,612,675

PAKISTAN (0.7%)
Commercial Banks (0.7%)
Muslim Commercial Bank Ltd., 0.00%, 09/22/09 (b) (c)	422,000	1,776,620

Total Participation Notes		15,389,295

WARRANTS (1.3%)
Telecommunications (1.3%)
Deutsche Bharti Warrants (b)	324,546	3,313,290

Total Warrants		3,313,290

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.1%)
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06 proceeds at maturity $8,193,176 (Collateralized by various U.S. Government Agency obligations)	8,189,498	8,189,498
Bank of America Note, 5.31%, 11/07/06 (e)	300,000	300,000
Citigroup Global Markets Inc. Master Note, 5.45%, 10/06/06 (e)	1,000,000	1,000,000
Unicredito Italiano Bank Plc Medium Tern Note, 5.34%, 10/29/07 (e)	1,100,000	1,100,000

Total Short-Term Securities Held as Collateral for Securities on Loan		10,589,498

Total Investments (Cost $240,361,915) (a) - 102.8%		263,130,895
Liabilities in excess of other assets - (2.8)%		(7,143,008)

NET ASSETS - 100.0%		$255,987,887

(a)	See notes to statement of investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	All or part of the security was on loan as of September 30, 2006.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate reflected in effect on September 30, 2006. The maturity date represents the actual maturity date.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hong Kong Dollar	10/04/06	16,058	16,062	4

Total Long Contracts		16,056	16,062	4

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Hong Kong Dollar	10/03/06	(530,736)	(530,683)	52
Israeli Shekel	10/03/06	(5,048)	(5,056)	(9)

South African Rand	10/05/06	(33,070)	(32,605)	464
Thai Baht	10/03/06	(9,135)	(9,140)	(6)
Turkish Lira	10/02/06	(5,229)	(5,207)	22

Total Short Contracts		(583,218)	(582,691)	523

Gartmore Variable Insurance Trust

Gartmore GVIT International Growth Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.7%)
ARGENTINA (0.9%)
Steel (0.9%)
Tenaris SA (c)	35,810	$638,186

AUSTRALIA (1.7%)
Pharmaceuticals (1.7%)
CSL Ltd. (c)	32,080	1,287,765

CANADA (5.0%)
Aluminum (1.2%)
Alcan, Inc. ADR	22,650	903,056

Computers (2.3%)
Research In Motion (b)	16,700	1,714,421

Mining (1.5%)
Hudbay Minerals, Inc. (b)	90,800	1,132,664

		3,750,141

CHINA (0.1%)
Banking (0.1%)
China Merchants Bank Co. Ltd. (b) (c)	51,000	71,881

FRANCE (10.8%)
Banking (4.4%)
BNP Paribas SA (c)	14,040	1,508,629
Societe Generale (c)	11,400	1,810,914

		3,319,543

Diversified Operations (1.8%)
LVMH Moet Hennessy SA (c)	12,793	1,315,554

Engineering (1.3%)
Alstom SA (b) (c)	10,410	941,093

Food Products & Services (1.9%)
Groupe Danone (c)	10,240	1,435,926

Retail (1.4%)
Carrefour SA (c)	16,300	1,028,559

		8,040,675

GERMANY (6.2%)
Automotive (1.9%)
Porsche AG (c)	1,400	1,447,382

Machinery (2.2%)
MAN AG (c)	19,300	1,627,230

Pharmaceuticals (2.1%)
Merck KGAA (c)	14,500	1,530,134

		4,604,746

IRELAND (2.4%)
Airlines (0.4%)
Aer Lingus Group PLC (b)	101,033	317,686

Beverages (2.0%)
C&C Group PLC (c)	110,700	1,499,668

		1,817,354

ITALY (3.6%)
Automotive (1.5%)
Fiat SpA (b) (c)	71,300	1,135,604

Banking (2.1%)
UniCredito Italiano SPA (c)	188,750	1,566,227

		2,701,831

JAPAN (17.5%)
Automotive (3.9%)
Suzuki Motor Corp. (c)	60,200	1,529,843
Toyota Motor Corp. (c)	24,300	1,322,495

		2,852,338

Chemicals (1.6%)
Shin-Etsu Chemical Co. Ltd. (c)	19,200	1,226,362

Electronics (1.9%)
Canon, Inc. (c)	27,400	1,432,089

Financial Services (5.1%)
Mitsubishi UFJ Financial Group, Inc. (c)	99	1,274,067
Mizuho Financial Group, Inc. (c)	164	1,273,504
Sumitomo Mitsui Financial Group, Inc. (c)	114	1,197,251

		3,744,822

Real Estate (1.7%)
Mitsui Fudosan Co. Ltd. (c)	56,000	1,273,736

Textile Products (1.4%)
Toray Industries, Inc. (c)	143,000	1,076,920

Tobacco (1.9%)
Japan Tobacco, Inc. (c)	362	1,409,268

		13,015,535

MEXICO (1.3%)
Financial Services (1.3%)
Grupo Financiero Banorte SA de CV	306,900	961,000

NETHERLANDS (5.1%)
Brewery (1.5%)
Heineken NV (c)	24,100	1,102,380

Semiconductors (1.9%)
ASML Holding NV (b) (c)	60,700	1,413,414

Steel - Producers (1.7%)
Mittal Steel Co. NV (c)	36,200	1,258,242

		3,774,036

NORWAY (1.7%)
Telecommunications (1.7%)
Telenor ASA (c)	95,900	1,247,511

SOUTH AFRICA (0.8%)
Oil & Gas (0.8%)
Sasol Ltd. (c)	18,000	592,395

SOUTH KOREA (3.2%)
Electronics (3.2%)
Hynix Semiconductor, Inc. (b) (c)	33,220	1,308,196
Samsung Electronics Co. Ltd. GDR (c)	3,040	1,067,800

		2,375,996

SPAIN (3.3%)
Food/Beverage (1.5%)
Altadis SA (c)	23,400	1,111,535

Telecommunications (1.8%)
Telefonica SA (c)	78,900	1,365,670

		2,477,205

SWEDEN (1.9%)
Banking (1.9%)
Skandiaviska Enskilda Banken AB (c)	52,800	1,420,268

SWITZERLAND (4.7%)
Banking (1.9%)
Julius Baer Holding Ltd. (c)	14,400	1,436,153

Engineering (1.6%)
ABB Ltd. (c)	91,400	1,204,555

Pharmaceuticals (1.2%)
Roche Holding AG (c)	5,100	881,359

		3,522,067

UNITED KINGDOM (30.5%)
Aerospace & Defense (2.2%)
Rolls-Royce Group PLC (c)	190,370	1,613,167

Apparel Manufacturers (1.0%)
Burberry Group PLC (c)	77,700	750,256

Banking (1.5%)
Standard Chartered PLC (c)	42,400	1,084,993

Energy (1.8%)
Centrica PLC (c)	224,200	1,364,269

Financial Services (3.0%)
Collins Stewart Tullett PLC (c)	70,600	1,149,394
Lloyds TSB Group PLC (c)	110,770	1,119,822

		2,269,216

Insurance (3.9%)
Legal & General Group PLC (c)	548,850	1,462,053
Prudential PLC (c)	116,500	1,443,426

		2,905,479

Metals (1.6%)
Corus Group PLC (c)	164,816	1,197,640

Mining (3.7%)
Antofagasta PLC (c)	171,300	1,467,718
Xstrata PLC (c)	30,900	1,275,521

		2,743,239

Pharmaceuticals (1.5%)
AstraZeneca PLC (c)	17,450	1,089,754

Retail (3.8%)
DSG Int’l PLC (c)	358,900	1,469,321
Marks & Spencer Group PLC (c)	120,600	1,450,707

		2,920,028

Telecommunications (1.4%)
Vodafone Group PLC (c)	468,300	1,069,542

Tobacco (1.4%)
Imperial Tobacco Group PLC (c)	31,500	1,048,605

Transportation (1.9%)
British Airways PLC (b) (c)	180,130	1,439,319

Utilities (1.8%)
Pennon Group PLC (c)	140,717	1,343,399

		22,838,906

Total Common Stocks		75,137,498

Total Investments (Cost $68,153,178) (a) - 100.7%		75,137,498
Liabilities in excess of other assets - (0.7)%		(551,979)

NET ASSETS - 100.0%		$74,585,519

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	10/02/06	$281,997	$281,818	$(179)

Total Long Contracts		$281,997	$281,818	$(179)

Gartmore Variable Insurance Trust

Gartmore GVIT International Value Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (95.0%)
AUSTRALIA (3.3%)
Airlines (0.2%)
Qantas Airways Ltd. (d)	203,080	$591,839

Banking (0.8%)
National Australia Bank Ltd. (d)	94,567	2,582,453

Containers (0.7%)
Amcor Ltd. (d)	471,834	2,612,298

Food & Beverage (0.6%)
Coca-Cola Amatil Ltd. (c) (d)	390,940	1,947,587

Gambling (0.7%)
Tabcorp Holdings Ltd. (c) (d)	202,500	2,359,433

Insurance (0.3%)
Insurance Australia Group, Ltd. (d)	227,220	893,088

		10,986,698

BRAZIL (0.5%)
Oil & Gas (0.5%)
Petroleo Brasileiro SA ADR	20,830	1,746,179

Telecommunications (0.0%)
Tele Norte Leste Participacoes SA ADR	4,300	58,953

		1,805,132

FINLAND (1.2%)
Paper Products (0.9%)
M-Real Oyj B Shares (c) (d)	194,230	981,248
UPM-Kymmene Oyj (d)	84,619	2,005,780

		2,987,028

Telecommunications (0.3%)
Nokia Oyj (d)	50,690	998,410
Nokia Oyj ADR	3,786	74,546

		1,072,956

		4,059,984

FRANCE (9.8%)
Audio & Video Products (0.6%)
Thomson (c) (d)	133,010	2,092,481

Auto Parts & Equipment (1.6%)
PSA Peugeot Citroen (c) (d)	44,820	2,526,619
Valeo SA (d)	79,731	2,838,287

		5,364,906

Banking (1.6%)
Banque Nationale de Paris SA (d)	21,460	2,305,925
Credit Agricole SA (d)	71,500	3,134,565

		5,440,490

Food & Beverage (0.4%)
Carrefour SA (c) (d)	18,740	1,182,527

Medical (1.5%)
Sanofi-Synthelabo SA (c) (d)	56,580	5,029,594

Multimedia (0.6%)
Lagardere SCA (d)	27,070	1,950,278

Oil & Gas (1.8%)
Total SA (d)	76,020	4,985,554
TotalFinaElf SA ADR	12,982	856,033

		5,841,587

Telecommunications (1.7%)
France Telecom SA (c) (d)	238,620	5,487,465

		32,389,328

GERMANY (8.8%)
Banking (0.7%)
Deutsche Bank AG (d)	19,135	2,307,466

Distribution & Wholesale (0.1%)
Medion AG (c) (d)	15,200	169,924

Diversified (1.6%)
Siemens AG (d)	60,810	5,291,300

Electric & Gas (0.4%)
E.On AG (d)	12,457	1,480,716

Insurance (1.6%)
Allianz AG (d)	12,090	2,087,441
Hannover Rueckversicherung AG (b) (c) (d)	72,440	3,043,849

		5,131,290

Retail (0.9%)
Metro AG (d)	53,110	3,094,004

Semiconductors (0.9%)
Infineon Technologies AG (b) (c) (d)	248,550	2,942,412

Telecommunications (0.8%)
Deutsche Telecom AG (c) (d)	169,820	2,693,493

Transportation (1.8%)
Deutsche Post AG (d)	230,050	6,028,742

		29,139,347

GREECE (0.7%)
Electric Utility (0.7%)
Public Power Corp. (d)	94,620	2,277,144

HONG KONG (0.7%)
Banking (0.5%)
BOC Hong Kong Holdings Ltd. (d)	730,000	1,638,971

Diversified Operations (0.2%)
Citic Pacific Ltd. (c) (d)	198,400	610,618

		2,249,589

IRELAND (1.3%)
Banking (1.3%)
Bank of Ireland (d)	227,605	4,449,431

ITALY (4.8%)
Banking (1.0%)
UniCredito Italiano SpA (d)	391,410	3,247,876

Electric Utility (0.5%)
Enel SpA (d)	182,640	1,666,968

Insurance (0.6%)
Unipol SpA (c) (d)	584,980	1,961,668

Oil & Gas (1.7%)
Eni SpA (d)	121,360	3,605,568
Saras SpA (b) (c)	349,490	1,789,081

		5,394,649

Television (1.0%)
Mediaset SpA (d)	318,490	3,422,314

		15,693,475

JAPAN (25.3%)
Advertising (1.1%)
Dentsu, Inc. (c) (d)	1,312	3,570,725

Appliances (0.4%)
Rinnai Corp. (c) (d)	46,200	1,323,178

Automotive (2.4%)
Hino Motors Ltd. (c) (d)	510,500	2,762,385
Nissan Motor Co. Ltd. (d)	347,000	3,885,849
Toyoda Gosei (d)	62,000	1,367,135

		8,015,369

Banking (4.3%)
Mitsubishi Tokyo Financial Group, Inc.	222	2,856,998
Mitsui Trust Holdings, Inc. (d)	148,200	1,689,886
Shinsei Bank, Ltd. (c) (d)	480,000	2,929,838
Sumitomo Mitsui Financial Group, Inc. (d)	446	4,683,983
The 77 Bank Ltd. (c) (d)	291,700	2,023,315

		14,184,020

Building & Construction (1.6%)
JS Group Corp. (c) (d)	108,400	2,269,547
Sekisui House Ltd. (d)	204,200	3,091,257

		5,360,804

Chemicals (0.8%)
Sekisui Chemical Co. Ltd. (c) (d)	312,100	2,631,398

Computers (0.8%)
TDK Corp. (d)	31,100	2,491,383

Cosmetics & Toiletries (1.1%)
Kao Corp. (d)	130,200	3,471,495

Drugstores (0.5%)
Matsumotokiyoshi Co. Ltd. (c) (d)	72,237	1,735,678

Electronic Components (0.5%)
Mabuchi Motor Co. Ltd. (c) (d)	14,900	911,225
Minebea Co. Ltd. (d)	113,300	620,761

		1,531,986

Electronics (2.3%)
Funai Electric Co. Ltd. (c) (d)	24,400	2,302,295
Rohm Co. Ltd. (c) (d)	56,300	5,241,863

		7,544,158

Finance (0.2%)
Orix Corp. (d)	2,970	820,698

Financial Services (1.6%)
Aiful Corp. (c) (d)	46,416	1,795,327
Shohkoh Fund & Co. Ltd. (c) (d)	5,616	1,067,702
Takefuji Corp. (c) (d)	53,780	2,469,673

		5,332,702

Food (0.5%)
Ajinomoto Co., Inc. (c) (d)	146,300	1,575,942

Leisure (0.1%)
Sankyo Co. Ltd. (d)	3,900	208,273

Office Automation & Equipment (1.5%)
Canon, Inc. (d)	42,408	2,216,498
Ricoh Co. Ltd. (d)	142,500	2,835,915

		5,052,413

Paper & Pulp (0.6%)
Nippon Paper Group, Inc. (c) (d)	504	1,825,408

Pharmaceuticals (0.7%)
Astellas Pharma, Inc. (d)	60,100	2,419,910

Photographic Products (1.3%)
Fuji Photo Film Co. Ltd. (d)	117,300	4,277,588

Retail (1.1%)
Aeon Co. Ltd. (c) (d)	125,400	3,077,697
Lawson, Inc. (d)	15,900	559,225

		3,636,922

Textile Products (0.4%)
Kuraray Co. Ltd. (c) (d)	109,100	1,214,274

Transportation (1.5%)
Nippon Express Co. Ltd. (c) (d)	900,700	4,835,667

		83,059,991

KOREA (1.5%)
Telecommunications (1.0%)
KT Corp. SP ADR	67,400	1,447,078
SK Telecom Co. Ltd. ADR	77,970	1,842,431

		3,289,509

Utilities (0.5%)
Korea Electric Power Corp. ADR	80,600	1,575,730

		4,865,239

Mexico (1.0%)
Food & Beverage (0.5%)
Coca-Cola Femsa SA de CV ADR	50,200	1,569,754

Telecommunications (0.5%)
Telefonos de Mexico SA de CV ADR	63,952	1,635,892

		3,205,646

NETHERLANDS (3.9%)
Banking (2.0%)
ABN AMRO Holding NV (d)	116,592	3,399,180
Fortis NV (d)	78,520	3,183,551

		6,582,731

Electronics (1.0%)
Koninklijke (Royal) Philips Electronics NV (d)	86,850	3,039,481
Koninklijke (Royal) Philips Electronics NV ADR	7,950	278,330

		3,317,811

Food & Beverage (0.1%)
Heineken NV (d)	6,771	309,718

Insurance (0.8%)
Aegon NV (c) (d)	138,879	2,603,617

		12,813,877

SINGAPORE (2.4%)
Banking (2.4%)
DBS Group Holdings Ltd. (d)	370,640	4,474,959
United Overseas Bank Ltd. (d)	330,200	3,384,424

		7,859,383

SOUTH AFRICA (0.4%)
Banking (0.4%)
Nedcor Ltd. (d)	91,530	1,342,239

SPAIN (2.0%)
Banking (0.4%)
Banco Santander Central Hispano SA (d)	89,362	1,411,078

Gas & Electric Utility (0.3%)
Gas Natural SGD, SA (c) (d)	29,370	1,070,218

Oil & Gas (1.3%)
Repsol YPF SA (d)	99,880	2,968,743
Repsol YPF SA ADR	42,870	1,278,812

		4,247,555

		6,728,851

SWEDEN (0.5%)
Paper & Related Products (0.5%)
Svenska Cellusoa AB (d)	35,250	1,618,025

SWITZERLAND (6.4%)
Chemicals (1.7%)
Ciba Specialty Chemicals AG (d)	69,448	4,190,866
Clariant AG (d)	103,160	1,392,354

		5,583,220

Financial Services (0.9%)
UBS AG (d)	51,190	3,060,824

Food & Beverage (1.3%)
Nestle SA (d)	12,653	4,410,148

Insurance (1.2%)
Swiss Re (d)	50,197	3,838,079

Pharmaceuticals (1.3%)
Novartis AG (d)	71,940	4,198,386

		21,090,657

TAIWAN (0.5%)
Semiconductor Components (0.5%)
United Microelectronics Corp. ADR	580,571	1,788,159

UNITED KINGDOM (20.0%)
Aerospace (1.0%)
Smiths Industries PLC (d)	201,640	3,380,729

Banking (4.1%)
HBOS PLC (d)	119,540	2,363,458
HSBC Holdings PLC (d)	256,806	4,684,164
Royal Bank of Scotland Group PLC (d)	193,323	6,650,985

		13,698,607

Business Services (0.9%)
Rentokil Initial PLC (d)	1,056,530	2,895,463

Food & Beverage (2.3%)
Cadbury Schweppes PLC (d)	204,470	2,172,654
Unilever PLC (d)	218,787	5,388,890

		7,561,544

Insurance (0.4%)
Friends Provident PLC (d)	405,130	1,467,399

Mining (1.3%)
Anglo American PLC (d)	74,911	3,149,240
Rio Tinto PLC (d)	26,940	1,274,700

		4,423,940

Oil & Gas (4.3%)
BP PLC (d)	496,603	5,428,312
Centrica PLC (d)	520,600	3,167,879
Royal Dutch Shell PLC (d)	25,855	854,792
Royal Dutch Shell PLC - A Shares (d) (c)	133,741	4,416,310

		13,867,293

Pharmaceuticals (1.9%)
GlaxoSmithKline PLC (d)	241,399	6,419,127

Publishing (1.6%)
Reed International PLC (d)	303,980	3,373,945
Trinity Mirror PLC (d)	204,480	1,824,978

		5,198,923

Retail (0.5%)
Boots Group PLC (d)	6,330	91,739
Debenhams PLC (b) (d)	440,310	1,495,642

		1,587,381

Telecommunications (1.3%)
Vodafone Group PLC (d)	1,946,531	4,445,649

Travel (0.4%)
Carnival PLC (d)	24,400	1,166,215

		66,108,468

Total Common Stocks		313,534,465

CASH EQUIVALENTS (3.0%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, Due 10/02/06, repurchase price $10,037,077)	$10,032,688	10,032,688

Total Cash Equivalents		10,032,688

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (17.5%)
Bank of America Bank Note, 5.31%, 11/07/06	2,500,000	2,500,000
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $25,284,477 (Collateralized by various U.S. Government Agency obligations)	25,261,789	25,261,789
Beta Finance, Inc. Medium Term Note, 5.37%, 01/31/08	4,000,000	4,000,000
Citigroup Global Markets, Inc. Master Note, 5.45%, 10/06/06	10,500,000	10,500,000
Dorada Finance, Inc. Medium Term Note, 5.37%, 01/25/08	2,500,000	2,500,000
General Electric Capital Corp. Medium Term Note, 5.39%, 12/08/06	3,000,085	3,000,085
GE Life and Annuity Funding Agreement, 5.43%, 10/29/07	1,000,000	1,000,000
Islandsbank Corp. Medium Term Note, 5.40%, 03/22/07	1,000,000	1,000,000
Morgan Stanley Master Note, 5.56%, 10/29/07	5,000,000	5,000,000
Tango Finance Corp. Medium Term Note, 5.39%, 10/15/07	997,364	997,364
U.S. Bank N.A. Bank Note, 5.32%, 10/02/06	1,999,915	1,999,915

Total Short-Term Securities Held as Collateral for Securities on Loan		57,759,153

Total Investments (Cost $350,555,537) (a) - 115.5%		381,326,306
Other assets in excess of liabilities - (15.5%)		(51,082,535)

NET ASSETS - 100.0%		$330,243,771

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

(c)	All or part of the security was on loan as of September 30, 2006.

(d)	Fair Value Security.

ADR – American Depositary Receipt

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Aggressive Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Funds (95.0%)
Gartmore International Index Fund, Institutional Class (b)	19,035,917	$194,547,076
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	6,095,683	92,166,728
Gartmore S&P 500 Index Fund, Institutional Class (b)	17,068,971	195,098,336
Gartmore Small Cap Index Fund, Institutional Class (b)	5,215,124	67,066,497
GVIT International Index Fund, ID Class (b)	805,714	7,976,573
GVIT Mid Cap Index Fund, ID Class (b)	498,285	8,695,073
GVIT S&P 500 Index Fund, ID Class (b)	775,320	7,218,230
JP Morgan Equity Index Fund	2,212,957	67,273,908

		640,042,421

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class (b)	3,137,299	33,820,080

Total Mutual Funds		673,862,501

Total Investments (Cost $591,190,995) (a) - 100.0%		673,862,501
Other assets in excess of liabilities - 0.0%		171,961

NET ASSETS - 100.0%		674,034,462

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
MUTUAL FUNDS (98.3%)
Equity Funds (79.8%)
Gartmore International Index Fund, Institutional Class (b)	39,589,286	$404,602,507
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	13,384,366	202,371,615
Gartmore S&P 500 Index Fund, Institutional Class (b)	32,073,683	366,602,198
Gartmore Small Cap Index Fund, Institutional Class (b)	6,374,510	81,976,200
GVIT International Index Fund, ID Class (b)	805,714	7,976,573
GVIT Mid Cap Index Fund, ID Class (b)	2,533,104	44,202,669
GVIT S&P 500 Index Fund, ID Class (b)	7,226,309	67,276,935
JP Morgan Equity Index Fund	4,697,905	142,816,321

		1,317,825,018

Fixed Income Funds (18.5%)
Gartmore Bond Index Fund, Institutional Class (b)	23,008,552	248,032,187
Gartmore Enhanced Income Fund, Institutional Class (b)	6,179,513	56,418,954

		304,451,141

Total Mutual Funds		1,622,276,159

FIXED CONTRACT (1.6%)
Nationwide Fixed Contract, 3.50% (b) (c)	$26,261,138	26,261,138

Total Fixed Contract		26,261,138

Total Investments (Cost $1,483,230,661) (a) - 99.9%		1,648,537,297
Other assets in excess of liabilities - 0.1%		1,061,880

NET ASSETS - 100.0%		1,649,599,177

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderate Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
MUTUAL FUNDS (90.3%)
Equity Funds (59.8%)
Gartmore International Index Fund, Institutional Class (b)	32,308,592	$330,193,812
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	11,937,216	180,490,713
Gartmore S&P 500 Index Fund, Institutional Class (b)	51,315,130	586,531,936
Gartmore Small Cap Index Fund, Institutional Class (b)	8,708,113	111,986,331
GVIT International Index Fund, ID Class (b)	805,714	7,976,573
GVIT Mid Cap Index Fund, ID Class (b)	2,525,549	44,070,830
GVIT S&P 500 Index Fund, ID Class (b)	9,602,782	89,401,897

		1,350,652,092

Fixed Income Funds (30.5%)
Gartmore Bond Index Fund, Institutional Class (b)	52,386,004	564,721,119
Gartmore Enhanced Income Fund, Institutional Class (b)	13,509,239	123,339,349

		688,060,468

Total Mutual Funds		2,038,712,560

FIXED CONTRACT (9.6%)
Nationwide Fixed Contract, 3.50% (b) (c)	$215,515,786	215,515,786

Total Fixed Contract		215,515,786

Total Investments (Cost $2,065,380,086) (a) - 99.9%		2,254,228,346
Other assets in excess of liabilities - 0.1%		1,879,380

NET ASSETS - 100.0%		2,256,107,726

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderately Conservative Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
MUTUAL FUNDS (84.3%)
Equity Funds (39.9%)
Gartmore International Index Fund, Institutional Class (b)	5,156,101	$52,695,351
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	3,347,911	50,620,421
Gartmore S&P 500 Index Fund, Institutional Class (b)	9,476,657	108,318,185
GVIT International Index Fund, ID Class (b)	805,714	7,976,573
GVIT Mid Cap Index Fund, ID Class (b)	562,360	9,813,190
GVIT S&P 500 Index Fund, ID Class (b)	1,391,193	12,952,011

		242,375,731

Fixed Income Funds (44.4%)
Gartmore Bond Index Fund, Institutional Class (b)	19,737,389	212,769,058
Gartmore Enhanced Income Fund, Institutional Class (b)	6,230,609	56,885,456

		269,654,514

Total Mutual Funds		512,030,245

FIXED CONTRACT (15.6%)
Nationwide Fixed Contract, 3.50% (b) (c)	$95,102,234	95,102,234

Total Fixed Contract		95,102,234

Total Investments (Cost $575,273,551) (a) - 99.9%		607,132,479
Other assets in excess of liabilities - 0.1%		841,000

NET ASSETS - 100.0%		607,973,479

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Conservative Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
MUTUAL FUNDS (78.7%)
Equity Funds (19.9%)
Gartmore International Index Fund, Institutional Class (b)	727,346	$7,433,481
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	823,369	12,449,332
Gartmore S&P 500 Index Fund, Institutional Class (b)	2,365,513	27,037,813
GVIT International Index Fund, ID Class (b)	805,714	7,976,573
GVIT Mid Cap Index Fund, ID Class (b)	166,227	2,900,657
GVIT S&P 500 Index Fund, ID Class (b)	404,357	3,764,564

		61,562,420

Fixed Income Funds (53.8%)
Gartmore Bond Index Fund, Institutional Class (b)	11,458,787	123,525,718
Gartmore Enhanced Income Fund, Institutional Class (b)	4,682,657	42,752,663

		166,278,381

Money Market (5.0%)
GVIT Money Market Fund	15,440,715	15,440,715

Total Mutual Funds		243,281,516

FIXED CONTRACT (21.1%)
Nationwide Fixed Contract, 3.50% (b) (c)	$65,339,167	65,339,167

Total Fixed Contract		65,339,167

Total Investments (Cost $304,668,559) (a) - 99.8%		308,620,683
Other assets in excess of liabilities - 0.2%		577,961

NET ASSETS - 100.0%		309,198,644

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Variable Insurance Trust

Gartmore GVIT U.S. Growth Leaders Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (97.8%)
Aerospace & Defense (3.3%)
Boeing Co. (The)	26,070	$2,055,620

Chemicals (3.0%)
Praxair, Inc.	31,340	1,854,074

Computer Software & Services (17.6%)
Apple Computer, Inc. (b)	16,240	1,250,967
CheckFree Corp. (b)	47,440	1,960,221
Citrix Systems, Inc. (b)	90,150	3,264,331
Hyperion Solutions Corp. (b)	39,840	1,373,683
Juniper Networks, Inc. (b)	91,310	1,577,837
Red Hat, Inc. (b)	74,090	1,561,817

		10,988,856

Electronics (3.5%)
Emerson Electric Co.	26,010	2,181,199

Financial Services (13.3%)
E*TRADE Financial Corp. (b)	84,860	2,029,851
Goldman Sachs Group, Inc.	11,300	1,911,621
State Street Corp.	35,710	2,228,303
Wachovia Corp.	37,970	2,118,726

		8,288,501

Gaming & Leisure (1.6%)
International Game Technology	23,720	984,380

Hotels & Motels (3.8%)
Starwood Hotels & Resorts Worldwide, Inc.	41,310	2,362,519

Medical (12.5%)
Baxter International, Inc.	62,350	2,834,431
Caremark Rx, Inc.	28,020	1,587,893
Covance, Inc. (b)	20,800	1,380,704
WellPoint, Inc. (b)	25,910	1,996,366

		7,799,394

Multimedia (2.6%)
Comcast Corp., Class A (b)	43,400	1,599,290

Oil & Gas (6.3%)
Anadarko Petroleum Corp.	45,580	1,997,771
Schlumberger Ltd.	31,350	1,944,641

		3,942,412

Pharmaceuticals (4.7%)
Gilead Sciences, Inc. (b)	42,380	2,911,506

Retail (9.0%)
Abercrombie & Fitch Co., Class A	17,530	1,217,984
Best Buy Co., Inc.	28,920	1,548,955
CVS Corp.	49,480	1,589,298
Panera Bread Co., Class A (b) (c)	21,400	1,246,550

		5,602,787

Semiconductors (6.9%)
Integrated Device Technology, Inc. (b) (c)	111,250	1,786,675
Marvel Technology Group Ltd. (b)	63,450	1,229,027
NVIDIA Corp. (b)	42,380	1,254,024

		4,269,726

Telecommunications (7.6%)
Corning, Inc. (b)	129,710	3,166,221
Motorola, Inc.	61,570	1,539,250

		4,705,471

Waste Disposal (2.1%)
Republic Services, Inc.	31,850	1,280,689

Total Common Stocks		60,826,424

CASH EQUIVALENTS (3.4%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $2,146,596)	$2,145,657	2,145,657

Total Cash Equivalents		2,145,657

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (7.3%)
Banc of America Securities LLC Repurchase Agreement, 5.39%, dated 9/29/06, due 10/02/06, proceeds at maturity $4,554,645 (Collateralized by various U.S. Government Agency obligations)	$4,552,602	4,552,602

Total Short-Term Securities Held as Collateral for Securities on Loan		4,552,602

Total Investments (Cost $63,792,213) (a) - 108.6%		67,524,683
Liabilities in excess of other assets - (8.6%)		(5,321,030)

NET ASSETS - 100.0%		$62,203,653

(a)	See notes to financial statements for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	All or part of the security was on loan as of September 30, 2006.

Gartmore Variable Insurance Trust

Gartmore GVIT Global Utilities Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (95.4%)
AUSTRIA (1.1%)
Telecommunications (1.1%)
Telekom Austria AG (c)	25,170	$634,697

BELGIUM (1.1%)
Electric Utility (0.2%)
Elia System Operator SA (c)	2,660	99,342

Telecommunications (0.9%)
Mobistar SA (c)	5,990	496,054

		595,396

FINLAND (0.5%)
Oil & Gas Utility (0.5%)
Fortum Oyj (c)	10,435	278,080

FRANCE (5.7%)
Building & Construction (0.5%)
Bouygues SA (c)	4,890	261,091

Telecommunications (3.3%)
France Telecom SA (c)	82,272	1,891,981

Water Utility (1.9%)
Suez SA (c)	24,620	1,081,618

		3,234,690

GERMANY (4.9%)
Gas & Electric Utility (4.1%)
E. ON AG (c)	12,860	1,528,620
RWE AG (c)	8,962	826,587

		2,355,207

Telecommunications (0.8%)
Deutsche Telekom AG (c)	26,997	428,196

		2,783,403

GREECE (1.6%)
Telecommunications (1.6%)
Cosmote Mobile Telecommunications SA (c)	25,500	611,661
Hellenic Telecommunications	11,381	278,577
Organization SA (b) (c)

		890,238

HONG KONG (0.1%)
Electric Utility (0.1%)
CLP Holdings Ltd. (c)	12,000	72,661

ITALY (4.3%)
Electric Utility (1.5%)
Enel SPA (c)	92,020	839,873

Oil & Gas (0.1%)
Snam Rete Gas SPA (c)	14,475	70,270

Telecommunications (2.7%)
Telecom Italia SPA (c)	388,298	1,100,954

Telecom Italia SPA RNC (c)	178,800	430,262

		1,531,216

		2,441,359

JAPAN (7.0%)
Electric Utility (2.0%)
Chubu Electric Power Co., Inc. (c)	9,400	244,449
Kansai Electric Power Co., Inc. (c)	7,400	170,646
Kyushu Electric Power Co., Inc. (c)	5,900	139,418
Tohoku Electric Power Co., Inc. (c)	5,400	118,131
Tokyo Electric Power Co., Inc. (c)	15,100	434,827

		1,107,471

Gas Utility (0.4%)
Osaka Gas Co., Ltd.	33,000	115,167
Tokyo Gas Co., Ltd. (c)	25,000	125,382

		240,549

Telecommunications (4.6%)
KDDI Corp. (c)	105	655,542
Nippon Telegraph & Telephone Corp. (c)	180	880,094
NTT DoCoMo, Inc. (c)	671	1,033,867

		2,569,503

		3,917,523

MEXICO (0.9%)
Telecommunications (0.9%)
America Movil SA de CV	12,440	489,763

NETHERLANDS (0.9%)
Telecommunications (0.9%)
Koninklijke KPN NV (c)	38,200	486,668

NORWAY (1.6%)
Telecommunications (1.6%)
Telenor ASA (c)	68,200	887,176

SPAIN (10.9%)
Electric Utility (2.4%)
Iberdrola SA (c)	19,380	865,296
Red Electrica de Espana (c)	12,010	466,479

		1,331,775

Gas & Electric Utility (1.8%)
Endesa SA (c)	20,300	863,845
Union Fenosa SA (c)	3,467	177,150

		1,040,995

Telecommunications (5.7%)
Telefonica SA (c)	184,310	3,190,196

Telephone Communications (1.0%)
Qwest Communications International (b)	61,900	539,768

		6,102,734

UNITED KINGDOM (19.2%)
Electric Utility (2.8%)
International Power PLC (c)	45,840	268,441
Scottish & Southern Energy PLC (c)	27,062	666,492
Scottish Power PLC (c)	54,472	663,404

		1,598,337

Gas & Electric Utility (3.8%)
Centrica PLC (c)	199,890	1,216,341
National Grid PLC (c)	75,925	948,014

		2,164,355

Telecommunications (7.9%)
Vodafone Group PLC (c)	1,928,520	4,404,515

Telephone Communications (0.5%)
Cable & Wireless PLC (c)	111,200	288,340

Water Utility (4.2%)
AWG PLC (c)	18,831	543,670
Northumbrian Water Group PLC (c)	164,678	857,011
Pennon Group PLC (c)	69,730	665,699
Severn Trent PLC (c)	13,100	327,208

		2,393,588

		10,849,135

UNITED STATES (35.6%)
Electric Utility (7.6%)
AES Corp. (b)	18,580	378,846
Dominion Resources, Inc.	6,400	489,536
DPL, Inc.	13,810	374,527
Duke Energy Corp.	24,600	742,920
Edison International	6,566	273,408
Entergy Corp.	8,700	680,601
FPL Group, Inc.	10,500	472,500
PPL Corp.	25,964	854,216

		4,266,554

Gas & Electric Utility (5.6%)
Exelon Corp.	17,615	1,066,413
FirstEnergy Corp.	7,040	393,254
PG&E Corp.	9,460	394,009
Sempra Energy	5,700	286,425
TXU Corp.	9,050	565,806
Wisconsin Energy Corp.	10,680	460,735

		3,166,642

Telecommunications (22.4%)
ALLTEL Corp.	9,300	516,150
AT&T, Inc.	92,483	3,011,246
BellSouth Corp.	74,544	3,186,756
SBC Communications, Inc.	43,360	1,411,802
Sprint Nextel Corp.	53,571	918,743
Verizon Communications, Inc.	97,480	3,619,432
Windstream Corp.	1	13

		12,664,142

		20,097,338

Total Common Stocks		53,760,861

CASH EQUIVALENTS (3.2%)
Investments in repurchase agreements (collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $1,788,361)	$1,787,579	1,787,579

Total Cash Equivalents		1,787,579

Total Investments (Cost $49,870,575) (a) - 98.6%		55,548,440
Other assets in excess of liabilities - 1.4%		781,483

NET ASSETS - 100.0%		$56,329,923

(a)	See notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	All or part of the security was on loan as of September 30, 2006

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	10/02/06	(347,253)	(346,559)	694
Euro	10/02/06	(414,083)	(412,941)	1,142

Total Short Contracts		(761,336)	(759,500)	1,836

Gartmore Variable Insurance Trust

Gartmore GVIT Global Financial Services Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (99.9%)
AUSTRALIA (4.1%)
Banking (2.9%)
Australia & New Zealand Banking Group Ltd. (c)	28,490	$569,254
Commonwealth Bank of Australia (c)	12,030	409,819

		979,073

Property Trust (1.2%)
Westfield Group (c)	29,830	417,939

		1,397,012

CANADA (4.7%)
Banking (3.1%)
Royal Bank of Canada	7,630	338,041
Toronto-Dominion Bank	11,770	699,565

		1,037,606

Financial Services (1.6%)
Manulife Financial Corp.	16,600	534,765

		1,572,371

FRANCE (3.4%)
Banking (3.4%)
BNP Paribas SA (c)	10,650	1,144,366

GERMANY (3.8%)
Banking (1.2%)
Commerzbank AG (c)	11,980	405,164

Financial Services (2.1%)
Deutsche Bank AG (c)	3,900	470,296
Hypo Real Estate Holding AG (c)	3,980	247,975

		718,271

Insurance (0.5%)
Allianz AG (c)	1,010	174,385

		1,297,820

GREECE (3.6%)
Banking (3.6%)
Alpha Bank AE (c)	15,700	418,955
National Bank of Greece SA (c)	18,650	804,570

		1,223,525

HONG KONG (0.7%)
Financial Services (0.7%)
Hang Lung Group Ltd. (c)	91,800	236,112

Ireland (2.9%)
Banking (2.9%)
Anglo Irish Bank Corp. PLC (c)	27,860	456,971
Bank of Ireland (c)	27,390	535,445

		992,416

ITALY (2.8%)
Banking (2.8%)
UniCredito Italiano SpA (c)	115,264	956,448

JAPAN (6.8%)
Banking (2.8%)
Mitsubishi UFJ Financial Group, Inc.	43	553,381
Sumitomo Mitsui Financial Group, Inc. (c)	23	241,551
Suruga Bank Ltd. (c)	12,900	161,249
		956,181

Financial Services (1.9%)
Mizuho Financial Group, Inc. (c)	82	636,752

Real Estate (2.1%)
Mitsubishi Estate Co. Ltd. (c)	12,000	262,475
Mitsui Fudosan Co. Ltd. (c)	7,000	159,217
Sumitomo Realty & Development Co. Ltd. (c)	10,000	294,195

		715,887

		2,308,820

NETHERLANDS (2.3%)
Financial Services (1.3%)
Fortis NV (c)	10,930	443,151

Insurance (1.0%)
ING Groep NV (c)	7,570	332,633

		775,784

SPAIN (2.4%)
Banking (2.4%)
Banco Bilbao Vizcaya Argentaria SA (c)	35,570	822,458

SWITZERLAND (2.8%)
Financial Services (2.8%)
UBS AG (c)	15,580	931,581

UNITED KINGDOM (10.0%)
Banking (8.0%)
HBOS PLC (c)	25,710	508,320
HSBC Holdings PLC (c)	53,660	978,762
Lloyds TSB Group PLC (c)	30,790	311,270
Royal Bank of Scotland Group PLC (c)	25,140	864,904

		2,663,256

Financial Services (2.0%)
Amvescap PLC (c)	35,630	386,515
New Star Asset Management Group Ltd. (b) (c)	36,650	281,960

		668,475

		3,331,731

UNITED STATES (49.6%)
Banking (15.6%)
Bank of America Corp.	21,520	1,152,826
Colonial BancGroup, Inc.	15,900	389,550
First Charter Corp.	2,110	50,767
Hudson City Bancorp, Inc.	25,290	335,093
J.P. Morgan Chase & Co.	13,220	620,811
State Street Corp.	6,560	409,344
SunTrust Banks, Inc.	3,950	305,256
SVB Financial Group (b)	7,600	339,264
U.S. Bancorp	18,040	599,289
Wachovia Corp.	18,820	1,050,156

		5,252,356

Financial Services (19.4%)
A.G. Edwards, Inc.	2,470	131,602
Accredited Home Lenders Holding Co. (b)	6,680	240,079
American Express Co.	4,110	230,489
BlackRock, Inc.	1,450	216,050
Capital One Financial Corp.	5,750	452,295
Chicago Mercantile Exchange	540	258,255
Citigroup, Inc.	18,130	900,516

E*TRADE Financial Corp. (b)	14,890	356,169
Fannie Mae	5,320	297,441
Franklin Resources, Inc.	3,640	384,930
GFI Group, Inc. (b)	4,140	228,901
Goldman Sachs Group, Inc.	4,570	773,106
Greenhill & Co., Inc.	2,600	174,252
IntercontinentalExchange, Inc. (b)	2,400	180,168
Investment Technology Group, Inc. (b)	10,640	476,140
Lehman Brothers Holdings, Inc.	5,650	417,309
Moody’s Corp.	2,780	181,756
optionsXpress Holdings, Inc.	7,420	206,870
Waddell & Reed Financial, Inc.	8,140	201,465
Wright Express Corp. (b)	8,750	210,525

		6,518,318

Insurance (12.0%)
Allstate Corp.	4,820	302,359
American International Group, Inc.	11,650	771,928
Assurant, Inc.	8,870	473,747
Everest Re Group, Ltd.	1,320	128,740
Genworth Financial, Inc., Class A	5,710	199,907
Hartford Financial Services Group, Inc.	2,720	235,960
Lincoln National Corp.	4,670	289,914
Metlife, Inc.	9,050	512,953
PartnerRe Ltd.	4,470	302,038
Prudential Financial, Inc.	3,040	231,800
Security Capital Assurance Ltd. (b)	10,830	259,379
St Paul Travelers Cos., Inc.	7,300	342,297

		4,051,022

Paper Products (0.5%)
Potlatch Corp.	4,416	163,834

Real Estate Investment Trusts (2.1%)
Boston Properties, Inc.	2,250	232,515
ProLogis	6,080	346,925
Simon Property Group, Inc.	1,470	133,211

		712,651

		16,698,181

Total COMMON STOCKS		33,688,625

CASH EQUIVALENTS (0.5%)
Investments in repurchase agreements (Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $175,517)	$175,440	175,440

Total CASH EQUIVALENTS		175,440

Total Investments (Cost $31,508,028) (a) - 100.4%		33,864,065
Liabilities in excess of other assets - (0.4)%		(139,310)

NET ASSETS - 100.0%		$33,724,755

(a)	See notes to statement of investments for tax and unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair valued security.

Gartmore Variable Insurance Trust

Gartmore GVIT Developing Markets Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.7%)
ARGENTINA (2.3%)
Steel (2.3%)
Tenaris SA-ADR	84,000	$2,971,920
Ternium SA-Sponsored ADR (b)	148,500	3,439,260

		6,411,180

BRAZIL (13.1%)
Banking (2.2%)
Banco Bradesco SA	85,200	2,827,841
Unibanco GDR	43,200	3,196,800

		6,024,641

Brewery (1.2%)
Ambev Cia Bebid Pref	7,186,500	3,252,005

Cellular Telecommunications (0.7%)
Tim Participacoes ADR	75,000	2,088,750

Insurance (1.0%)
Porto Seguro SA	132,800	2,748,556

Metals & Mining (2.1%)
Companhia Vale do Rio Doce, Class A	316,034	5,848,440

Oil & Gas (3.0%)
Petroleo Brasileiro SA	136,200	2,850,902
Petroleo Brasileiro SA ADR	71,034	5,954,781

		8,805,683

Retail (2.1%)
Lojas Renner SA	99,200	5,753,901

Steel (0.8%)
Usinas Siderurgicas de Minais Gerais SA	73,100	2,175,535

		36,697,511

CHINA (4.5%)
Building Products (1.3%)
Anhui Conch Cement Co., Ltd. (c)	1,834,200	3,630,422

Oil & Gas (1.5%)
PetroChina Co., Ltd. (c)	3,847,000	4,141,257

Real Estate Development (0.9%)
Shimao Property Holdings Limited (b)	2,300,000	2,462,261

Shipping (0.8%)
Cosco Pacific Ltd. (c)	1,184,000	2,364,935

		12,598,875

CZECH REPUBLIC (1.4%)
Electric Utility (1.4%)
CEZ A.S. (c)	113,300	4,013,060

EGYPT (1.3%)
Telecommunications (1.3%)
Orascom Telecom Holding-GDR SAE (c)	64,700	3,574,343

HONG KONG (7.7%)
Diversified Operations (1.0%)
China Resources Enterprise Ltd. (c)	1,306,500	2,827,161

Insurance (1.3%)
China Life Insurance Co., Ltd. (c)	1,894,100	3,700,726

Oil & Gas (3.0%)
China Petroleum & Chemical Corp. (c)(z)	6,698,000	4,151,878
CNOOC Ltd. (c)	3,186,000	2,652,606
CNPC Hong Kong Ltd. (c)	2,800,000	1,414,091

		8,218,575

Telecommunications (2.1%)
China Mobile (Hong Kong) Ltd. (c)	821,800	5,798,662

Transportation (0.3%)
Pacific Basin Shipping Ltd. (c)	1,545,000	885,669

		21,430,793

INDIA (1.3%)
Application Software (1.3%)
Satyam Computer Services Ltd. ADR	91,800	3,551,742

INDONESIA (3.3%)
Banking (1.0%)
PT Bank International Indonesia Tbk (c)	136,444,200	2,885,583

Oil & Gas (0.5%)
PT Perusahaan Gas Negara (c)	1,000,000	1,306,629

Retail - Automobile (1.2%)
PT Astra International Inc (c)	2,428,000	3,274,320

Telecommunications (0.6%)
PT Telekomunikasi Indonesia (c)	1,866,156	1,698,852

		9,165,384

ISRAEL (1.0%)
Banking (1.0%)
Bank Leumi Le-Israel (c)	726,400	2,845,994

KAZAKHSTAN (0.9%)
Mining (0.9%)
Kazakhgold Group Ltd. GDR (b)	114,941	2,379,279

KOREA (16.2%)
Banking (3.3%)
Industrial Bank of Korea (c)	315,500	5,400,871
Kookmin Bank ADR	47,700	3,722,031

		9,122,902

Construction (2.0%)
Hanjin Heavy Industries & Construction Co., Ltd. (c)	99,100	2,737,110
Hyundai Development Co. (c)	64,000	2,858,634

		5,595,744

Electronics (4.7%)
Samsung Electronics Co., Ltd. (c)	19,190	13,459,907
Samsung Electronics Co., Ltd. GDR	2	520

		13,460,427

Financial Services (2.1%)
Hana Financial Group, Inc. (c)	125,637	5,758,779

Metals (1.0%)
Korea Zinc Co., Ltd. (c)	32,300	2,924,438

Oil & Gas (0.7%)
SK Corp. (c)	29,950	1,991,537

Retail (1.1%)
Lotte Shopping Co., Ltd. GDR (b)	182,251	3,185,747

Tobacco (1.3%)
KT&G Corp. (c)	60,500	3,678,240

		45,717,814

MALAYSIA (2.0%)
Agriculture (1.0%)
IOI Corporation Berhad (c)	615,300	2,704,316

Foreign Banking (1.0%)
Bumiputra Commerce Holdings Bhd (c)	1,559,500	2,811,355

		5,515,671

MEXICO (7.3%)
Building Materials (1.3%)
Cemex SA ADR	123,100	3,702,848

Financial Services (1.5%)
Grupo Financiero Banorte SA de CV	1,367,034	4,280,612

Retail (1.4%)
Wal-Mart de Mexico SA de CV	1,143,600	3,892,132

Steel (0.9%)
Industrias CH SA (b)	711,700	2,409,249

Telecommunications (2.2%)
America Movil SA de CV ADR	154,800	6,094,476

		20,379,317

PERU (0.8%)
Metals & Mining (0.8%)
Compania de Minas Buenaventura S.A. ADR	80,900	2,184,300

RUSSIA (10.3%)
Automobile Manufacturers (0.8%)
JSC Severstal-Avto (c)	102,480	2,120,091

Cellular Telecommunications (1.1%)
Mobile Telesystems ADR	84,100	3,176,457

Commercial Banks (1.2%)
Sberbank RF (c)	1,520	3,310,275

Metals (0.7%)
Norilsk Nickel ADR	14,600	1,898,000

Oil & Gas (4.9%)
Gazprom ADR (c)	194,500	8,408,235
Surgutneftgaz ADR	87,000	5,646,300

		14,054,535

Utilities (1.6%)
RAO Unified Energy System GDR	59,940	4,375,620

		28,934,978

SOUTH AFRICA (5.9%)
Banking (0.9%)
Absa Group Ltd. (c)	204,898	2,616,705

Diversified Operations (0.9%)
Barloworld Ltd. (c)	154,264	2,565,899

Hospital Management & Services (1.0%)
Network Healthcare Holdings, Ltd. (b) (c)	1,751,100	2,788,336

Mining (0.5%)
Harmony Gold Mining Co., Ltd. (b) (c)	99,920	1,293,705

Oil & Gas (1.0%)
Sasol Ltd. (c)	87,053	2,864,987

Retail (0.6%)
Truworths International Ltd. (c)	570,900	1,710,944

Telecommunications (1.0%)
MTN Group Ltd. (c)	337,963	2,731,078

		16,571,654

TAIWAN (10.4%)
Building Products (0.9%)
Taiwan Cement Corp. (c)	3,360,835	2,521,304

Chemicals (0.9%)
Taiwan Fertilizer Co., Ltd. (c)	1,515,000	2,465,742

Circuit Boards (1.8%)
Nan YA Printed Circuit Board Corp. (c)	390,000	2,702,862
Unimicron Technology Corp. (c)	1,914,770	2,364,151

		5,067,013

Computers (2.6%)
Asustek Computer, Inc. (c)	1,218,500	2,864,241
Hon Hai Precision Industry Co., Ltd. (c)	745,200	4,540,303

		7,404,544

Electronics (2.5%)
Delta Electronics, Inc. (c)	924,000	2,653,483
MediaTek, Inc. (c)	449,900	4,264,844

		6,918,327

Financial Services (1.2%)
Shin Kong Financial Holding Co., Ltd. (c)	3,784,112	3,486,147

Semiconductors (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	708,000	1,279,172

THAILAND (1.9%)		29,142,249

Mining (1.0%)
Banpu Public Co. Ltd. (c)	717,000	2,785,374

Oil & Gas (0.9%)
Thai Oil Public Co., Ltd. (c)	1,510,600	2,408,931

		5,194,305

TURKEY (1.1%)
Banking (1.1%)
Turkiye Vakiflar Bankasi (c)	670,943	2,952,873

Total Common Stocks		259,261,315

Foreign Bond (0.0%)
BRAZIL (0.0%)
Metals & Mining (0.0%)
Comp Vale DO Rio Doce, 0.00%, 09/29/49 (d)	20,000	0

Total Foreign Bond		0

Participation Notes (7.3%)
INDIA (6.6%)
Automotive (1.2%)
Tata Motors Ltd., 0.00%, 09/14/07	172,700	3,241,579

Building Materials (1.8%)
India Cements Ltd. 0.00%, 01/06/11 (b)	1,035,918	4,993,125

Petrochemicals (1.2%)
Reliance Industries Ltd. 0.00%, 03/09/09	135,866	3,467,300

Telecommunications (2.4%)
Bharti Airtel Ltd. 0.00%, 04/27/07 (b)	452,400	4,623,528
Deutsche Bharti Warrants, 04/27/07	221,300	2,259,252

		6,882,780

		18,584,784

PAKISTAN (0.7%)
Commercial Banks (0.7%)
Muslim Commercial Bank Ltd. 0.00%, 09/22/09 (b)	460,000	1,936,600

Total Participation Notes		20,521,384

Total Investments (Cost $259,050,687) (a) - 100.0%		279,782,706
Liabilities in excess of other assets - 0.0%		(87,878)

NET ASSETS - 100.0%		$279,694,828

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

(d)	Illiquid Security.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PREF	Preferred Stock

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Hong Kong Dollar	10/03/06	$(542,031)	$(541,977)	$53

Total Short Contracts:		$(542,031)	$(541,977)	$53

Long Contract:
Hong Kong Dollar	10/04/06	17,779	17,783	5

Total Long Contracts:		$17,779	$17,783	$5

See notes to financial statements.

Gartmore Variable Insurance Trust

American Funds GVIT Growth Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Funds (100.0%)
American Funds Insurance Series Growth Fund	658,728	$40,017,747

Total Mutual Funds		40,017,747

Total Investments (Cost $39,569,781) (a) - 100.1%		40,017,747
Liabilities in excess of other assets - (0.1%)		(24,772)

NET ASSETS - 100.0%		$39,992,975

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

American Funds Insurance Series Growth Fund

Investment portfolio, September 30, 2006

Common stocks	Shares	Market value (000)
		Unaudited
3M Co.	395,000	$29,396
Abraxis BioScience, Inc. (1)	667,900	18,554
Allergan, Inc.	160,000	18,018
Allied Waste Industries, Inc. (1)	4,100,000	46,207
Altera Corp. (1)	3,750,000	68,925
Altria Group, Inc.	8,380,000	641,489
American International Group, Inc.	4,350,000	288,231
Amgen Inc. (1)	3,400,000	243,202
Anadarko Petroleum Corp.	3,000,000	131,490
Apollo Group, Inc., Class A (1)	695,000	34,222
Applied Materials, Inc.	1,605,000	28,457
Arch Coal, Inc.	2,000,000	57,820
AstraZeneca PLC (ADR)	2,715,000	169,688
AstraZeneca PLC (Sweden)	1,200,000	74,823
AU Optronics Corp.	15,958,323	22,594
Automatic Data Processing, Inc.	400,000	18,936
Aveta, Inc. (1) (3)	3,918,000	66,606
Avon Products, Inc.	775,000	23,762
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	188,317
Barrick Gold Corp.	6,300,000	193,536
Best Buy Co., Inc.	4,490,400	240,506
BG Group PLC	3,050,000	37,043
Bharti Airtel Ltd. (1)	7,499,800	76,874
Bill Barrett Corp. (1)	1,933,000	47,475
Biogen Idec Inc. (1)	1,335,000	59,648
Boeing Co.	2,565,000	202,250
Bunge Ltd.	1,961,000	113,640
Caltex Australia Ltd.	1,484,030	26,459
Cameco Corp.	2,150,000	78,626
Canadian Natural Resources, Ltd.	4,625,700	210,857
Cardinal Health, Inc.	1,200,000	78,888
Carnival Corp., units	6,905,000	324,742
CDW Corp.	765,000	47,185
Ceridian Corp. (1)	1,100,000	24,596
Chevron Corp.	1,000,000	64,860
Cisco Systems, Inc. (1)	13,553,000	311,719
Clear Channel Communications, Inc.	1,375,000	39,669
Coca-Cola Co.	2,645,000	118,179
Commerce Bancorp, Inc.	1,100,000	40,381
ConocoPhillips	1,298,520	77,301
Constellation Brands, Inc., Class A (1)	2,624,000	75,519
Core Laboratories NV (1)	1,197,700	76,413
Corning Inc. (1)	6,959,200	169,874
CRH PLC	1,716,565	57,990
DataPath, Inc. (1) (3)	2,819,968	31,020
Dell Inc. (1)	4,261,600	97,335
Delta Petroleum Corp. (1)	2,320,000	52,246
Denbury Resources Inc. (1)	1,400,000	40,460
Devon Energy Corp.	3,409,072	215,283
Diageo PLC	2,650,000	46,790
Diamond Offshore Drilling, Inc.	1,025,000	74,179
DreamWorks Animation SKG, Inc., Class A (1)	500,000	12,455
eBay Inc. (1)	5,000,000	141,800
Eli Lilly and Co.	970,000	55,290
Endo Pharmaceuticals Holdings Inc. (1)	2,500,000	81,375
Energy XXI Acquisition Corp. (Bermuda) Ltd. (1) (3)	2,390,758	11,954
ENSCO International Inc.	725,000	31,777
EOG Resources, Inc.	2,515,000	163,601
Exxon Mobil Corp.	1,550,000	104,005
Fannie Mae	5,530,000	309,182

Forest Laboratories, Inc. (1)	2,710,000	137,153
Freddie Mac	2,297,700	152,406
Freeport-McMoRan Copper & Gold Inc., Class B	1,404,500	74,804
Garmin Ltd.	2,000,000	97,560
General Dynamics Corp.	1,300,000	93,171
General Electric Co.	5,270,000	186,031
General Mills, Inc.	265,000	14,999
Gentex Corp.	2,700,000	38,367
Getty Images, Inc. (1)	1,000,000	49,680
Gilead Sciences, Inc. (1)	1,120,000	76,944
Gold Fields Ltd.	3,000,000	53,223
Google Inc., Class A (1)	2,231,400	896,800
Halliburton Co.	9,350,000	266,008
Harrah’s Entertainment, Inc.	2,644,000	175,641
HDFC Bank Ltd.	3,000,000	60,639
Henry Schein, Inc. (1)	1,245,000	62,424
Hess Corp.	3,000,000	124,260
Hon Hai Precision Industry Co., Ltd.	4,702,962	28,638
Hudson City Bancorp. Inc.	3,000,000	39,750
Hynix Semiconductor Inc. (1)	2,000,000	78,867
Illinois Tool Works Inc.	1,449,200	65,069
International Business Machines Corp.	500,000	40,970
Iron Mountain Inc. (1)	1,100,000	47,234
Johnson Controls, Inc.	2,750,000	197,285
Kingspan Group PLC	2,800,000	57,721
Kirin Brewery Co., Ltd.	5,400,000	72,119
KLA-Tencor Corp.	555,000	24,681
Kohl’s Corp. (1)	5,540,000	359,657
LG.Philips LCD Co., Ltd. (ADR) (1)	1,305,900	21,665
Liberty Media Holding Corp., Liberty Capital, Series A (1)	500,000	41,785
Liberty Media Holding Corp., Liberty Interactive, Series A (1)	2,500,000	50,950
Limited Brands, Inc.	1,087,457	28,807
Linear Technology Corp.	2,895,000	90,092
Lockheed Martin Corp.	1,150,000	98,969
L’Oréal SA	1,500,000	152,422
Lowe’s Companies, Inc.	16,526,000	463,720
Magna International Inc., Class A	725,000	52,947
Marsh & McLennan Companies, Inc.	4,963,200	139,714
Martek Biosciences Corp. (1)	1,000,000	21,510
Maxim Integrated Products, Inc.	4,005,000	112,420
McKesson Corp.	665,000	35,059
Medco Health Solutions, Inc. (1)	1,319,000	79,285
Mediatek Incorporation	3,261,500	30,949
MedImmune, Inc. (1)	1,765,000	51,556
Medtronic, Inc.	6,600,000	306,504
Mellon Financial Corp.	3,520,700	137,659
Michaels Stores, Inc.	2,740,000	119,300
Microsoft Corp.	20,155,000	550,836
Mitsubishi Heavy Industries, Ltd.	16,100,000	66,674
Mitsubishi UFJ Financial Group, Inc.	1,457	18,755
Monsanto Co.	1,800,000	84,618
Monster Worldwide, Inc. (1)	2,494,000	90,258
Motorola, Inc.	1,825,000	45,625
MSC Industrial Direct Co., Inc., Class A	1,000,000	40,740
Murphy Oil Corp.	2,698,800	128,328
NAVTEQ Corp. (1) (2)	4,685,900	122,349
Newcrest Mining Ltd.	2,746,666	46,103
Newfield Exploration Co. (1)	3,917,200	150,969
Newmont Mining Corp.	3,115,000	133,166
News Corp., Class A	6,500,000	127,725
Nokia Corp.	1,677,029	33,316
Nokia Corp. (ADR)	2,750,000	54,148
Norsk Hydro ASA	2,450,000	54,782
Northrop Grumman Corp.	1,150,000	78,281
Novell, Inc. (1)	3,997,500	24,465
Novellus Systems, Inc. (1)	1,990,000	55,043
OPTI Canada Inc. (1)	4,855,000	77,767
Oracle Corp. (1)	14,622,800	259,408
Peabody Energy Corp.	2,653,000	97,577

PepsiCo, Inc.	1,845,000	120,405
Petro-Canada	2,660,300	107,150
Potash Corp. of Saskatchewan Inc.	1,500,000	156,285
Procter & Gamble Co.	380,000	23,552
Questar Corp.	400,000	32,708
Quicksilver Resources Inc. (1)	1,974,150	62,975
Qwest Communications International Inc. (1)	43,050,000	375,396
Raytheon Co.	246,000	11,810
Reliant Energy, Inc. (1)	9,240,000	113,744
Rio Tinto PLC	1,448,963	68,522
Robert Half International Inc.	800,000	27,176
Roche Holding AG	3,460,000	598,489
Rosetta Resources Inc. (1) (3)	2,980,000	51,167
Royal Caribbean Cruises Ltd.	1,000,000	38,810
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	66,100
Samsung Electronics Co., Ltd.	235,000	164,965
Sanofi-Aventis	2,023,900	180,240
Schering-Plough Corp.	2,000,000	44,180
Schlumberger Ltd.	7,219,600	447,832
Sealed Air Corp.	1,500,000	81,180
Sepracor Inc. (1)	1,500,000	72,660
Seven & I Holdings Co., Ltd.	3,942,000	126,860
Shangri-La Asia Ltd.	18,000,000	40,017
Shaw Communications Inc., Class B, nonvoting	3,000,000	90,060
Shell Canada Ltd.	2,000,000	56,107
Shire PLC (ADR)	2,000,000	98,780
Southwest Airlines Co.	7,670,300	127,787
Southwestern Energy Co. (1)	4,281,200	127,879
Sprint Nextel Corp., Series 1	17,430,000	298,925
Starbucks Corp. (1)	6,920,000	235,626
Stryker Corp.	1,415,000	70,170
Suncor Energy Inc.	3,008,256	215,868
SunTrust Banks Inc.	500,000	38,640
SUPERVALU INC.	1,300,000	38,545
Taiwan Semiconductor Manufacturing Co. Ltd.	21,537,787	38,858
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,634,957	44,496
Talisman Energy Inc. (Canada)	2,400,000	39,312
Target Corp.	7,890,000	435,923
Telephone and Data Systems, Inc.	320,000	13,472
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	48,612
Texas Instruments Inc.	1,080,000	35,910
Toyota Motor Corp.	765,000	41,593
Transocean Inc. (1)	2,731,400	200,020
Triad Hospitals, Inc. (1)	1,480,000	65,164
Tyco International Ltd.	2,396,500	67,078
UAL Corp. (1)	2,000,000	53,140
United Parcel Service, Inc., Class B	500,000	35,970
UnitedHealth Group Inc.	2,115,000	104,058
Vertex Pharmaceuticals Inc. (1)	3,000,000	100,950
Walgreen Co.	5,000,000	221,950
WellPoint, Inc. (1)	3,040,000	234,232
Wells Fargo & Co.	2,800,000	101,304
Wm. Wrigley Jr. Co.	2,047,500	94,308
Xilinx, Inc.	3,200,900	70,260
Yahoo! Inc. (1)	1,750,000	44,240
Zimmer Holdings, Inc. (1)	3,910,000	263,925
Zions Bancorporation	1,340,000	106,945
Other common stocks in initial period of acquisition		695,829

Total common stocks (cost: $17,447,364,000)		21,950,225

Short-term securities - 12.43%	Principal amount (000)	Market value (000)
3M Co. 5.19%-5.21% due 11/17-12/11/2006	83,622	83,005
American General Finance Corp. 5.22% due 1/9/2007	16,500	16,261
Bank of America Corp. 5.205%-5.37% due 10/20/2006-1/23/2007	238,600	236,376
BellSouth Corp. 5.23% due 11/13/2006 (3)	25,000	24,840
CAFCO, LLC 5.25%-5.26% due 10/23-12/20/2006 (3)	160,000	158,650
Caterpillar Financial Services Corp. 5.20%-5.21% due 10/10-10/27/2006	95,800	95,527
Chevron Funding Corp. 5.20% due 11/20/2006	10,300	10,224
Ciesco LLC 5.35%-5.36% due 10/4-10/13/2006 (3)	38,800	38,761
CIT Group, Inc. 5.26% due 11/6-11/27/2006	85,800	85,259
Clipper Receivables Co., LLC 5.25%-5.36% due 10/13-12/15/2006 (3)	190,300	189,318
Coca-Cola Co. 5.19%-5.20% due 11/3-12/1/2006 (3)	67,200	66,682
Concentrate Manufacturing Co. of Ireland 5.20% due 10/6/2006 (3)	25,000	24,978
E.I. duPont de Nemours and Co. 5.19%-5.20% due 10/24-10/30/2006 (3)	76,500	76,210
Edison Asset Securitization LLC 5.25% due 10/30/2006 (3)	25,000	24,890
Estée Lauder Companies Inc. 5.20% due 10/6-11/29/2006 (3)	20,300	20,240
Fannie Mae 5.14%-5.24% due 10/25-11/22/2006	192,300	191,160
FCAR Owner Trust I 5.27% due 10/24/2006	30,155	30,049
Federal Home Loan Bank 5.14%-5.26% due 10/13-12/1/2006	124,000	123,511
Freddie Mac 5.15%-5.25% due 10/2-11/21/2006	142,063	141,542
Gannett Co. 5.19%-5.21% due 10/12-11/9/2006 (3)	90,400	90,022
General Dynamics Corp. 5.21% due 10/5-10/12/2006 (3)	25,000	24,961
General Electric Capital Services, Inc. 5.25% due 10/11-10/17/2006	37,500	37,422
Harley-Davidson Funding Corp. 5.19% due 11/27/2006 (3)	9,000	8,925
Hershey Co. 5.19%-5.20% due 10/27-10/30/2006 (3)	35,000	34,857
HSBC Finance Corp. 5.23%-5.30% due 11/2-12/4/2006	100,000	99,312
IBM Capital Inc. 5.205% due 12/7/2006 (3)	50,000	49,518
International Lease Finance Corp. 5.225%-5.23% due 10/18-11/28/2006	76,300	75,736
NetJets Inc. 5.19%-5.21% due 10/3-11/16/2006 (3)	70,000	69,811
Park Avenue Receivables Co., LLC 5.26% due 10/10-10/30/2006 (3)	74,800	74,574
Pitney Bowes Inc. 5.19%-5.20% due 10/16-10/23/2006 (3)	50,000	49,859
Preferred Receivables Funding Corp. 5.26% due 10/3-11/15/2006 (3)	57,394	57,174
Scripps (E.W.) Co. 5.21% due 10/18/2006 (3)	25,000	24,935
State Street Corp. 5.23% due 11/10/2006	25,000	24,851
Tennessee Valley Authority 5.115% due 11/2/2006	50,000	49,765
Three Pillars Funding, LLC 5.24%-5.39% due 10/2-12/27/2006 (3)	155,145	154,170
Triple-A One Funding Corp. 5.25%-5.255% due 10/13-10/18/2006 (3)	50,000	49,887
UnionBanCal Commercial Funding Corp. 5.24%-5.28% due 11/14-12/21/2006	80,000	79,410
United Parcel Service Inc. 5.19% due 10/10/2006	20,000	19,971
USAA Capital Corp. 5.23% due 11/15/2006	7,300	7,253
Variable Funding Capital Corp. 5.25%-5.35% due 10/5-10/26/2006 (3)	185,900	185,516
Wal-Mart Stores Inc. 5.21% due 10/31-12/19/2006 (3)	136,100	134,966
Wells Fargo Bank, N.A. 5.27% due 10/24/2006	50,000	50,000
Wm. Wrigley Jr. Co. 5.20% due 10/13/2006 (3)	8,000	7,985

Total short-term securities (cost: $3,098,078,000)		3,098,363

Total investment securities (cost: $20,545,442,000)		25,048,588
Other assets less liabilities		(130,484)
Net assets		$24,918,104

ADR = American Depositary Receipts

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.

(2)	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

(3)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,802,476,000 which represented 7.23% of the net assets of the fund.

American Funds Insurance Series Growth Fund

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,030,757
Gross unrealized depreciation on investment securities	(534,631)
Net unrealized appreciation on investment securities	4,496,126

Cost of investment securities for federal income tax purposes	20,552,462

American Funds Insurance Series Growth Fund

THIRD FISCAL QUARTER

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend income (000)	Market value of affiliates at 9/30/06 (000)
NAVTEQ Corp.	—	4,685,900	—	4,685,900	$0	$122,349
Aveta *	3,918,000	—	—	3,918,000	—	—
Datapath, Inc. *	—	2,819,968	—	2,819,968	—	—
Rosetta Resources *	2,980,000	—	—	2,980,000	—	—

*	Unaffiliated issuer at September 30, 2006

Gartmore Variable Insurance Trust

American Funds GVIT Global Growth Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Funds (100.0%)
American Funds Insurance Series Global Growth Fund	967,612	$20,968,156

Total Mutual Funds		20,968,156

Total Investments (Cost $20,269,524) (a) - 100.1%		20,968,156
Liabilities in excess of other assets - (0.1%)		(16,036)

NET ASSETS - 100.0%		$20,952,120

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

American Funds Insurance Series Global Growth Fund

Investment portfolio, September 30, 2006

Common stocks - 83.97%	Shares	Market value (000)
		unaudited
3M Co.	170,000	12,651
Aetna Inc.	400,000	15,820
Akzo Nobel NV (2)	258,000	15,880
Alcoa Inc.	183,100	5,134
Allianz AG (2)	192,000	33,306
Altera Corp. (1)	550,000	10,109
Altria Group, Inc.	125,000	9,569
América Móvil SA de CV, Series L (ADR)	585,000	23,031
American International Group, Inc.	225,000	14,908
Anheuser-Busch Companies, Inc.	175,000	8,314
Applied Materials, Inc.	774,000	13,723
Asahi Glass Co., Ltd. (2)	826,000	10,230
ASML Holding NV (1) (2)	125,000	2,907
ASML Holding NV (New York registered) (1)	771,800	17,967
AstraZeneca PLC (ADR)	73,000	4,563
AstraZeneca PLC (Sweden) (2)	268,005	16,700
AstraZeneca PLC (United Kingdom) (2)	443,960	27,738
AT&T Inc.	600,000	19,536
AU Optronics Corp. (2)	4,434,665	6,306
Avon Products, Inc.	645,800	19,800
Banco Santander Central Hispano, SA (2)	503,914	7,962
Bank of Nova Scotia	140,000	6,018
Barrick Gold Corp.	557,174	17,117
Bayer AG (2)	250,000	12,763
Bombardier Inc., Class B (1)	2,500,000	7,808
Canadian Natural Resources, Ltd.	456,000	20,786
Carnival Corp., units	550,000	25,867
CBS Corp., Class B	37,500	1,056
Chartered Semiconductor Manufacturing Ltd (1) (2)	23,000,000	17,235
Chi Mei Optoelectronics Corp. (2)	6,125,791	6,760
Chugai Pharmaceutical Co., Ltd. (2)	596,100	12,847
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	44,000	1,765
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	246,000	11,163
Cie. de Saint-Gobain (2)	69,000	5,000
Cie. Financière Richemont AG, Class A, units (2)	115,000	5,530
CIGNA Corp.	185,000	21,519
Cisco Systems, Inc. (1)	1,646,500	37,870
Citigroup Inc.	200,000	9,934
Citizen Watch Co., Ltd. (2)	1,000,000	8,205
Coca-Cola Co.	200,000	8,936
Commerzbank U.S. Finance, Inc. (2)	677,500	22,785
Dell Inc. (1)	700,000	15,988
Deutsche Post AG (2)	1,660,000	43,626
Discovery Holding Co., Class A (1)	1,080,500	15,624
DSG International PLC (2)	1,691,929	6,927

E.ON AG (2)	142,800	16,967
Elpida Memory, Inc. (1) (2)	356,000	16,236
ENI SpA (2)	300,000	8,918
Erste Bank der oesterreichischen Sparkassen AG (2)	352,480	21,934
Esprit Holdings Ltd. (2)	2,100,500	19,153
FANUC LTD (2)	41,700	3,267
Forest Laboratories, Inc. (1)	94,800	4,798
France Télécom, SA (2)	185,000	4,242
Fuji Television Network Inc. (2)	2,000	4,512
Galaxy Entertainment Group Ltd. (1) (2)	13,000,000	11,344
General Electric Co.	1,175,455	41,494
Gold Fields Ltd. (2)	163,100	2,916
GOME Electrical Appliances Holding Ltd. (2)	17,430,000	14,099
Google Inc., Class A (1)	25,000	10,047
Greek Organization of Football Prognostics SA (2)	117,590	3,942
Groupe Danone (2)	72,500	10,170
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	200,000	6,800
Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	9,780
H & M Hennes & Mauritz AB, Class B (2)	376,000	15,724
Halliburton Co.	575,000	16,359
Hana Financial Holdings (2)	296,200	13,597
Holcim Ltd. (2)	100,000	8,170
Hon Hai Precision Industry Co., Ltd. (2)	3,218,910	19,573
Honda Motor Co., Ltd. (2)	268,800	9,071
HSBC Holdings PLC (United Kingdom) (2)	1,967,769	35,861
Hypo Real Estate Holding AG (2)	285,000	17,765
Imperial Oil Ltd.	257,928	8,648
ING Groep NV (2)	272,172	11,948
International Business Machines Corp.	550,000	45,067
Ivanhoe Mines Ltd. (1)	2,475,000	15,437
Kesa Electricals PLC (2)	2,473,400	15,095
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	1,540,000	6,201
Kingfisher PLC (2)	2,349,422	10,775
KLA-Tencor Corp.	37,921	1,686
Kohl’s Corp. (1)	350,000	22,722
Koninklijke Ahold NV (1) (2)	3,577,000	37,927
Koninklijke KPN NV (2)	4,875,830	62,136
Kookmin Bank (2)	366,310	28,686
Kotak Mahindra Bank Ltd. (2)	1,600,000	11,650
L’Air Liquide (2)	8,470	1,727
Limited Brands, Inc.	370,000	9,801
Lloyds TSB Group PLC (2)	1,000,000	10,087
Lowe’s Companies, Inc.	815,000	22,869
Macquarie Bank Ltd. (2)	856,791	44,140
Macquarie Infrastructure Group (2)	9,299,906	22,164
Marsh & McLennan Companies, Inc.	300,000	8,445
Mediaset SpA (2)	1,364,500	14,659
Mediatek Incorporation (2)	537,919	5,091
Merck & Co., Inc.	150,000	6,285
METRO AG (2)	310,000	18,108
Microsoft Corp.	1,647,000	45,013
MISC Berhad (2)	329,000	768
Mitsubishi UFJ Financial Group, Inc. (2)	2,023	25,957
Mitsui Sumitomo Insurance Co., Ltd. (2)	350,000	4,365
Mizuho Financial Group, Inc. (2)	3,750	29,036

Molex Inc.	520,000	20,264
Motorola, Inc.	1,150,000	28,750
Murata Manufacturing Co., Ltd. (2)	530,000	36,977
Nestlé SA (2)	83,900	29,252
News Corp., Class A	583,407	11,464
Nintendo Co., Ltd. (2)	81,000	16,735
Nitto Denko Corp. (2)	196,400	11,686
Noble Corp.	41,200	2,644
Nokia Corp. (2)	1,075,000	21,162
Norsk Hydro ASA (2)	875,000	19,612
Novo Nordisk A/S, Class B (2)	727,600	54,049
NTPC Ltd. (2)	7,785,649	22,125
Oil & Natural Gas Corp. Ltd. (2)	385,000	9,838
Oracle Corp. (1)	1,950,000	34,593
PepsiCo, Inc.	197,000	12,856
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	100,000	8,383
Pfizer Inc	500,000	14,180
Powerchip Semiconductor Corp. (2)	28,773,519	18,350
PPG Industries, Inc.	315,000	21,130
Procter & Gamble Co.	135,000	8,367
PT Bank Rakyat Indonesia (2)	14,000,000	7,435
Qwest Communications International Inc. (1)	2,000,000	17,440
Reliance Industries Ltd. (2)	2,350,298	60,043
Rhön-Klinikum AG (2)	427,824	19,198
Roche Holding AG (2)	168,500	29,163
Rohm Co., Ltd. (2)	271,800	25,311
Royal Bank of Canada	100,000	4,430
Royal Dutch Shell PLC, Class B (2)	574,666	19,588
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,549
RWE AG (2)	100,000	9,220
Ryanair Holdings PLC (ADR) (1)	120,100	7,601
Samsung Electronics Co., Ltd. (2)	48,440	34,125
Schlumberger Ltd.	380,000	23,571
Scottish Power PLC (2)	875,397	10,665
SET India Ltd. (1) (2) (3)	16,148	923
Seven & I Holdings Co., Ltd. (2)	1,114,700	35,969
Shanghai Forte Land Co., Ltd., Class H (2)	34,776,000	12,139
Shionogi & Co., Ltd. (2)	1,163,000	21,413
Shire PLC (ADR)	150,000	7,409
Siemens AG (2)	50,000	4,357
SK Corp. (2)	155,000	10,330
Smith & Nephew PLC (2)	4,019,300	36,919
Société Générale (2)	369,400	58,717
Sprint Nextel Corp., Series 1	1,301,750	22,325
Starbucks Corp. (1)	440,000	14,982
Stryker Corp.	200,000	9,918
Sun Hung Kai Properties Ltd. (2)	1,750,000	19,101
Suzuki Motor Corp. (2)	313,000	7,972
Swatch Group Ltd (2)	35,521	1,377
Swatch Group Ltd, non-registered shares (2)	11,936	2,305
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	11,731,127	21,109
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	6,815
Target Corp.	370,000	20,443
Technip SA (2)	505,000	28,790
Telefónica, SA (2)	2,534,081	43,900

Telekom Austria AG (2)	2,196,200	55,396
Tesco PLC (2)	1,430,000	9,626
Texas Instruments Inc.	250,000	8,312
Time Warner Inc.	900,000	16,407
Tokyo Electron Ltd. (2)	96,100	7,132
Toyota Motor Corp. (2)	435,000	23,695
Tyco International Ltd.	1,465,000	41,005
UCB NV (2)	490,020	31,162
UniCredito Italiano SpA (2)	1,125,000	9,329
Unilever NV (2)	300,000	7,372
Unilever PLC (2)	190,042	4,680
United Parcel Service, Inc., Class B	60,000	4,316
UPM-Kymmene Corp. (2)	1,090,000	25,790
Venture Corp. Ltd. (2)	680,000	5,383
Veolia Environnement (2)	405,900	24,493
Viacom Inc., Class B (1)	352,000	13,087
Vodafone Group PLC (2)	3,981,250	9,100
Vodafone Group PLC (ADR)	437,500	10,001
Wal-Mart de México, SA de CV, Series V (ADR)	200,000	6,790
Wal-Mart Stores, Inc.	150,000	7,398
WellPoint, Inc. (1)	436,000	33,594
Westfield Group (2)	412,507	5,786
Westpac Banking Corp. (2)	690,449	11,677
Weyerhaeuser Co.	25,000	1,538
Willis Group Holdings Ltd.	350,000	13,300
Woolworths Ltd. (2)	608,483	9,181
Xilinx, Inc.	440,000	9,658
Yahoo! Inc. (1)	725,000	18,328
Miscellaneous - 1.72%
Other common stocks in initial period of acquisition		63,288

Total common stocks (cost: $2,401,935,000)		3,086,308

Short-term securities - 16.89%	Principal amount (000)	Market value (000)
Allied Irish Banks N.A. Inc. 5.25%-5.32% due 10/23-11/13/2006 (3)	$21,900	$21,771
American Honda Finance Corp. 5.25% due 10/4/2006	19,100	19,089
ANZ (Delaware) Inc. 5.25% due 12/8/2006	11,900	11,784
Bank of America Corp. 5.275% due 11/30/2006	18,000	17,845
Bank of Ireland 5.355% due 11/3/2006 (3)	25,000	24,882
Barclays U.S. Funding LLC 5.235% due 12/11/2006	25,000	24,746
BASF AG 5.27%-5.34% due 10/2-11/13/2006 (3)	41,700	41,526
BNP Paribas Finance Inc. 5.24% due 11/3/2006	11,400	11,344
CBA (Delaware) Finance Inc. 5.24% due 10/5/2006	8,700	8,694
Ciesco LLC 5.35% due 10/13/2006 (3)	21,000	20,961
Coca-Cola Co. 5.18% due 10/30/2006 (3)	15,000	14,935
Colgate-Palmolive Co. 5.19% due 10/25/2006 (3)	11,100	11,060

Danske Corp. 5.255% due 10/26-10/27/2006 (3)	35,000	34,869
Depfa Bank PLC 5.24%-5.37% due 10/23-12/18/2006 (3)	37,300	37,048
Deutsche Bank Financial LLC 5.25% due 10/18/2006	25,000	24,934
Electricité de France 5.23% due 11/27/2006	11,900	11,801
Export Development Canada 5.21% due 11/6/2006	10,600	10,544
Fannie Mae 5.255% due 10/11/2006	20,000	19,967
Federal Home Loan Bank 5.15% due 11/3/2006	5,000	4,976
Freddie Mac 5.25% due 10/31/2006	19,500	19,412
HBOS Treasury Services PLC 5.23%-5.24% due 12/19-12/20/2006	16,400	16,212
ING (U.S.) Funding LLC 5.235% due 10/5/2006	11,100	11,092
IXIS Commercial Paper Corp. 5.245% due 11/15/2006 (3)	20,900	20,766
Liberty Street Funding Corp. 5.27% due 10/24/2006 (3)	16,600	16,539
Nestle Capital Corp. 5.21% due 10/12/2006 (3)	7,500	7,487
Old Line Funding, LLC 5.26% due 11/7/2006 (3)	17,600	17,502
Stadshypotek Delaware Inc. 5.26%-5.28% due 11/15-11/21/2006 (3)	27,000	26,815
Svenska Handelsbanken Inc. 5.285% due 11/13/2006	6,300	6,260
Swedbank Mortgage AB 5.24%-5.29% due 11/9-12/19/2006	32,100	31,782
Total Capital SA 5.23% due 10/16/2006 (3)	12,500	12,471
Toyota Motor Credit Corp. 5.24% due 11/8/2006	12,000	11,932
UBS Finance (Delaware) LLC 5.24%-5.34% due 10/2-11/13/2006	35,000	34,806
Westpac Banking Corp. 5.29% due 11/14/2006 (3)	15,000	14,903

Total short-term securities (cost: $620,676,000)		620,755

Total investment securities (cost: $3,022,611,000)		3,707,063
Other assets less liabilities		(31,485)

Net assets		$3,675,578

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Security did not produce income during the last 12 months.

(2)	Valued under fair value procedures adopted by authority of the board of trustees. At September 30, 2006, 111 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $1,921,082,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(3)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $324,458,000, which represented 8.66% of the net assets of the fund.

ADR = American Depositary Receipts

American Funds Insurance Series Global Growth Fund

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$724,098
Gross unrealized depreciation on investment securities	(40,171)
Net unrealized appreciation on investment securities	683,927

Cost of investment securities for federal income tax purposes	3,023,136

Gartmore Variable Insurance Trust

American Funds GVIT Asset Allocation Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares	Value
MUTUAL FUNDS (100.0%)
Equity Funds (100.0%)
American Funds Insurance Series Asset Allocation Fund	4,347,422	$76,949,370

Total Mutual Funds		76,949,370

Total Investments (Cost $75,453,123) (a) - 100.1%		76,949,370
Liabilities in excess of other assets - (0.1%)		(40,507)

NET ASSETS - 100.0%		$76,908,863

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

American Funds Insurance Series Asset Allocation Fund

Investment portfolio, September 30, 2006

Common stocks	Shares	Market value (000)
		unaudited
Abbott Laboratories	750,000	36,420
Alcan Inc.	875,000	34,886
Alcoa Inc.	1,100,000	30,844
Allstate Corp.	540,000	33,874
Altria Group, Inc.	3,100,000	237,305
Applied Materials, Inc.	2,500,000	44,325
Arch Coal, Inc.	1,000,000	28,910
AstraZeneca PLC (ADR) (United Kingdom)	700,000	43,750
AstraZeneca PLC (Sweden)	106,000	6,609
Aventine Renewable Energy, Inc. (1) (2)	400,000	8,556
Avnet, Inc. (2)	1,400,000	27,468
Bank of America Corp.	1,250,000	66,963
BellSouth Corp.	2,190,000	93,622
Best Buy Co., Inc.	705,350	37,779
BHP Billiton Ltd.	4,775,000	91,298
Boeing Co.	1,550,000	122,218
Bristol-Myers Squibb Co.	2,000,000	49,840
C&C Group PLC	4,234,622	57,535
Cameco Corp.	1,200,000	43,737
Cardinal Health, Inc.	1,000,000	65,740
Carnival Corp., units	1,200,000	56,436
CDW Corp.	300,000	18,504
Ceridian Corp. (2)	457,000	10,218
Chevron Corp.	1,234,328	80,059
CIGNA Corp.	300,000	34,896
Cisco Systems, Inc. (2)	2,000,000	46,000
Citigroup Inc.	1,200,000	59,604
CNX Gas Corp. (1) (2)	125,000	2,896
Commerce Bancorp, Inc.	1,000,000	36,710
CONSOL Energy Inc.	395,000	12,533
DataPath, Inc. (1) (2)	1,193,063	13,124
Deere & Co.	640,000	53,702
Delta Air Lines, Inc. (1) (2)	48,101	66
DigitalGlobe Inc. (1) (2) (4)	1,225,858	1,226
Eli Lilly and Co.	1,200,000	68,400
Energy XXI Acquisition Corp. (Bermuda) Ltd. (1) (2)	1,108,618	5,543
Fannie Mae	1,800,000	100,638
Freddie Mac	800,000	53,064
General Electric Co.	1,700,000	60,010
General Mills, Inc.	600,000	33,960
Hewlett-Packard Co.	1,800,000	66,042
HSBC Holdings PLC (ADR)	500,000	45,765
Intel Corp.	2,500,000	51,425
International Business Machines Corp.	600,000	49,164
J.P. Morgan Chase & Co.	1,500,000	70,440
Johnson & Johnson	500,000	32,470
Kohl’s Corp. (2)	900,000	58,428
Lowe’s Companies, Inc.	3,400,000	95,404
Magna International Inc., Class A	320,000	23,370
Marathon Oil Corp.	600,000	46,140
Marshall & Ilsley Corp.	1,000,000	48,180
Medtronic, Inc.	2,200,000	102,168
Mellon Financial Corp.	1,200,000	46,920
Microsoft Corp.	6,700,000	183,111
Mitsubishi Corp.	2,000,000	37,602
Murphy Oil Corp.	200,000	9,510
Oracle Corp. (2)	3,000,000	53,220
PepsiCo, Inc.	600,000	39,156
Petro-Canada	2,150,000	86,597
Pfizer Inc	2,000,000	56,720
Raytheon Co.	1,040,000	49,930
Reliant Energy, Inc. (2)	4,000,000	49,240
Rio Tinto PLC	1,112,230	52,598
Roche Holding AG	300,000	51,892
Rosetta Resources Inc. (1) (2) (3)	2,970,000	50,995
Royal Dutch Shell PLC, Class A (ADR)	600,000	39,660
Sanofi-Aventis	360,000	32,060
Schlumberger Ltd.	2,459,800	152,581
Sealed Air Corp.	1,000,000	54,120
Société Générale	465,000	74,032
Sprint Nextel Corp., Series 1	2,000,000	34,300
State Street Corp.	1,200,000	74,880
Suncor Energy Inc.	1,960,829	140,706
Symantec Corp. (2)	2,000,000	42,560
Target Corp.	1,150,000	63,537
Telephone and Data Systems, Inc.	575,000	24,208
Telephone and Data Systems, Inc., Special Common Shares	575,000	23,489
Toyota Motor Corp.	800,000	43,496
Verizon Communications Inc.	1,200,000	44,556
Walgreen Co.	750,000	33,292
Weyerhaeuser Co.	480,000	29,534
Yahoo! Inc. (2)	1,500,000	37,920
Other common stocks in initial period of acquisition		74,281

Total common stocks (cost: $3,344,214,000)		4,384,967

Preferred stocks	Shares	Market value (000)
BNP Paribas 5.186% noncumulative (1) (5)	2,500,000	2,372
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (5)	250,000	268
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (1) (5)	2,250,000	2,371
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (5)	4,925,000	4,959
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	60,000	1,587
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (1) (5)	3,905,000	3,907

Total preferred stocks (cost: $14,987,000)		15,464

Rights & warrants	Shares	Market value (000)
GT Group Telecom Inc., warrants, expire 2010 (1) (2) (4)	2,250	—
Raytheon Co., warrants, expire 2011 (2)	35,727	510

Total rights & warrants (cost: $560,000)		510

Bonds & notes	Principal amount (000)	Market value (000)
Accellent Inc. 10.50% 2013	$1,090	$1,139
Accuride Corp. 8.50% 2015	1,740	1,627
ACE Capital Trust II 9.70% 2030	2,000	2,675
ACIH, Inc. 0%/11.50% 2012 (1) (9)	1,060	710
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.46% 2013 (5)	9,860	9,852
AES Corp. 8.75% 2013 (1)	2,200	2,370
AES Corp. 9.375% 2010	112	121
AES Corp. 9.50% 2009	2,250	2,413
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,565
Albertson’s, Inc. 7.45% 2029	2,500	2,328
Allied Waste North America, Inc. 8.50% 2008	875	921
Allied Waste North America, Inc., Series B, 5.75% 2011	750	723
Allied Waste North America, Inc., Series B, 6.125% 2014	750	703
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,851
AMC Entertainment Inc. 9.50% 2011	1,080	1,084
AMC Entertainment Inc. 9.875% 2012	500	516
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (6)	741	684
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	1,490	1,603
American Cellular Corp., Series B, 10.00% 2011	2,250	2,368
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,346	1,474
American Media Operations, Inc. 8.875% 2011	1,715	1,513
American Media Operations, Inc., Series B, 10.25% 2009	2,325	2,174
American Tower Corp. 7.125% 2012	7,840	8,075
American Tower Corp. 7.50% 2012	250	258
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	1,746	1,732
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.08% 2034 (5)	5,000	5,053
AMH Holdings, Inc. 0%/11.25% 2014 (9)	1,860	1,032
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,040	2,183
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,385
Argo-Tech Corp. 9.25% 2011	2,285	2,388
Ashtead Capital, Inc. 9.00% 2016 (1)	900	941
Ashtead Group PLC 8.625% 2015 (1)	550	561
Associated Materials Inc. 9.75% 2012	1,020	1,023
Assurant, Inc. 5.625% 2014	1,500	1,496
AT&T Corp. 7.30% 2011 (5)	686	744
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,260
Aztar Corp. 7.875% 2014	1,500	1,624
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1) (6)	4,516	4,692
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,827
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033 (5)	1,539	1,516
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.978% 2034 (5)	2,467	2,436
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.242% 2034 (5)	2,915	2,843
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,827
BellSouth Corp. 4.20% 2009	3,000	2,912
BOI Capital Funding (No. 2) LP 5.571% (undated) (1) (5)	4,500	4,348
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,005	2,817
Boyd Gaming Corp. 7.75% 2012	1,000	1,031
Brandywine Operating Partnership, LP 5.75% 2012	1,000	1,007
Buffets, Inc. 11.25% 2010	2,000	2,125
Building Materials Corp. of America 7.75% 2014	2,275	2,030
Building Materials Corp. of America 8.00% 2008	420	418
Building Materials Corp. of America, Series B, 8.00% 2007	250	249
Burlington Coat Factory Warehouse Corp. 11.125% 2014 (1)	2,250	2,183
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,205
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,659
Cardinal Health, Inc. 5.80% 2016 (1)	4,250	4,243
Cardinal Health, Inc. 5.85% 2017	3,000	3,001
Carmike Cinemas, Inc., Term Loan B, 8.64% 2012 (5) (6)	475	480
CCMG Acquisition Corp. 10.50% 2016 (1)	2,125	2,348
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,250	6,320
Celestica Inc. 7.625% 2013	1,145	1,142
Celestica Inc. 7.875% 2011	2,655	2,682
Centennial Communications Corp. 11.258% 2013 (5)	1,000	1,037
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,575
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (5)	3,600	3,564
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014 (1)	2,750	2,808
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,031	1,097
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.697% 2033 (5)	819	805

CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.172% 2034 (5)	4,353	4,340
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.691% 2035 (5)	8,500	8,443
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 6.008% 2036 (5)	967	976
Cinemark USA, Inc. 9.00% 2013	2,325	2,424
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,424
Cisco Systems, Inc. 5.25% 2011	2,375	2,387
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,762	1,727
CNA Financial Corp. 7.25% 2023	1,800	1,918
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,162
Comcast Corp. 5.85% 2015	2,000	2,003
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,615
Concentra Operating Corp. 9.50% 2010	2,750	2,874
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (1)	1,000	1,016
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (6)	743	766
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022 (6)	1,132	1,104
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020 (6)	404	399
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	12,333	12,348
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	7,185	7,018
Covalence Specialty Materials Corp. 10.25% 2016 (1)	3,175	3,096
Cox Communications, Inc. 7.875% 2009	4,000	4,244
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009 (1)	411	405
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011 (1)	1,697	1,669
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012 (1)	700	707
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (1)	3,800	3,792
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,630	1,644
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,315
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,239
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,260	2,248
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.667% 2034 (5)	1,463	1,447
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	2,207	2,155
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	2,000	2,018
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,043
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,072
Delphi Corp. 6.50% 2013 (8)	985	842
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,901
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,967
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,746
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,251	4,295
Dobson Cellular Systems, Inc. 8.375% 2011 (1)	1,500	1,566
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,347
Dobson Communications Corp. 8.875% 2013	1,750	1,743
Dole Food Co., Inc. 7.25% 2010	1,000	932
Dole Food Co., Inc. 8.875% 2011	1,160	1,116
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,650	2,716
DRS Technologies, Inc. 6.625% 2016	850	839
DRS Technologies, Inc. 6.875% 2013	2,100	2,084
DRS Technologies, Inc. 7.625% 2018	1,025	1,045
Drummond Co., Inc. 7.375% 2016 (1)	3,600	3,402
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,028	3,149
E*TRADE Financial Corp. 7.875% 2015	2,560	2,707
Earle M. Jorgensen Co. 9.75% 2012	1,100	1,178
Edison Mission Energy 7.50% 2013 (1)	3,725	3,781
Edison Mission Energy 7.73% 2009	6,750	6,969
El Paso Corp. 6.375% 2009	1,125	1,128
El Paso Corp. 7.75% 2010	875	910
El Paso Corp. 7.875% 2012	1,125	1,173
El Paso Energy Corp. 7.375% 2012	2,245	2,293
Electricidad de Caracas Finance BV 10.25% 2014 (1)	1,280	1,347
Electronic Data Systems Corp. 7.45% 2029	1,885	2,074
Electronic Data Systems Corp., Series B, 6.50% 2013 (5)	5,105	5,186
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,655
Emmis Operating Co. 6.875% 2012	2,000	2,007
Encore Acquisition Co. 6.00% 2015	2,000	1,840
Energy Transfer Partners, LP 5.95% 2015	2,000	1,999
Enterprise Products Operating LP 6.875% 2033	2,600	2,684
EOP Operating LP 4.65% 2010	1,000	971
EOP Operating LP 7.25% 2018	1,000	1,118
EOP Operating LP 7.75% 2007	1,000	1,025
Equistar Chemicals, LP 10.125% 2008	2,100	2,234
Exelon Corp. 4.45% 2010	1,500	1,455
Exelon Generation Co., LLC 6.95% 2011	1,680	1,783
Fannie Mae 4.00% 2015	7,570	7,235
Fannie Mae 4.89% 2012	10,000	9,844
Fannie Mae 5.00% 2018	7,748	7,640
Fannie Mae 5.50% 2017	3,080	3,087
Fannie Mae 5.50% 2033	6,440	6,362
Fannie Mae 5.50% 2036	4,796	4,725
Fannie Mae 6.00% 2021	731	743
Fannie Mae 6.00% 2021	514	522
Fannie Mae 6.25% 2029	3,000	3,443
Fannie Mae 6.50% 2036	3,810	3,880
Fannie Mae 7.00% 2009	38	39
Fannie Mae 7.00% 2032	652	670
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,009	1,039
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	988	739
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,737	3,813
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,959
Federal Home Loan Bank 5.125% 2013	30,000	30,221
Federal Home Loan Bank 5.625% 2016	6,000	6,177
Federal Realty Investment Trust 6.125% 2007	1,000	1,005
FelCor Lodging LP 8.50% 2011 (5)	2,072	2,204
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011 (1)	606	594
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012 (1)	3,134	3,104
Fisher Communications, Inc. 8.625% 2014	3,750	3,909
FMG Finance Pty Ltd. 10.625% 2016 (1)	1,750	1,689
Freddie Mac 3.625% 2008	2,000	1,951
Freddie Mac 4.789% 2035 (5)	8,657	8,540
Freddie Mac 5.00% 2018	2,743	2,702

Freddie Mac 5.00% 2035	3,645	3,509
Freddie Mac 5.782% 2036 (5)	5,966	5,966
Freddie Mac 6.00% 2036	70,106	70,468
Freddie Mac 6.50% 2016	1,119	1,142
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,078	1,119
Gaylord Entertainment Co. 8.00% 2013	2,000	2,045
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,501
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	5,042
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.63% 2019 (1) (5)	3,792	3,792
General Dynamics Corp. 4.50% 2010	1,000	979
General Electric Capital Corp., Series A, 5.00% 2007	2,000	1,997
General Motors Acceptance Corp. 7.00% 2012	3,250	3,243
General Motors Acceptance Corp. 7.25% 2011	3,500	3,523
General Motors Corp. 7.125% 2013	750	663
General Motors Corp. 7.20% 2011	1,865	1,727
General Motors Corp. 7.70% 2016	2,875	2,519
Georgia Gulf Corp. 10.75% 2016 (1)	850	837
Georgia Gulf Corp. 9.50% 2014 (1)	1,775	1,768
Georgia-Pacific Corp., Second Lien Term Loan C, 8.39% 2013 (5) (6)	850	860
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,067
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036 (5)	2,000	2,017
Gold Kist Inc. 10.25% 2014	1,804	2,084
Goodman Global Holdings, Inc., Series B, 7.875% 2012	3,010	2,882
Government National Mortgage Assn. 4.00% 2035 (5)	5,074	4,980
Government National Mortgage Assn. 4.00% 2035 (5)	1,603	1,570
Government National Mortgage Assn. 4.00% 2035 (5)	1,460	1,429
Government National Mortgage Assn. 5.50% 2036	24,750	24,509
Government National Mortgage Assn. 6.00% 2036	14,884	15,020
Government National Mortgage Assn. 6.00% 2036	7,971	8,044
Government National Mortgage Assn. 6.00% 2036	5,000	5,044
Government National Mortgage Assn. 8.50% 2021	88	96
Graphic Packaging International, Inc. 8.50% 2011	1,250	1,284
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,102
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,282	5,162
Grupo Posadas, SA de CV 8.75% 2011 (1)	2,000	2,100
Hawaiian Telcom Communications, Inc. 10.789% 2013 (5)	175	180
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,720	1,776
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,200	1,266
HBOS PLC, Series B, 5.92% (undated) (1) (5)	6,500	6,299
HealthSouth Corp. 10.75% 2016 (1)	2,975	3,053
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,243
Hospitality Properties Trust 6.75% 2013	1,000	1,053
Host Marriott, LP, Series G, 9.25% 2007	1,250	1,295
Host Marriott, LP, Series I, 9.50% 2007	350	355
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014 (1)	4,550	4,709
HVB Funding Trust I 8.741% 2031 (1)	900	1,131
HVB Funding Trust III 9.00% 2031 (1)	1,600	2,051
Iesy Repository GmbH 10.125% 2015	€1,000	1,231
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.73% 2034 (5)	$789	794
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.939% 2036 (5)	4,933	4,962
Intelsat (Bermuda), Ltd. 8.25% 2013	2,880	2,930
Intelsat PanAmSat Opco 9.00% 2016 (1)	1,750	1,811
Intelsat, Ltd. 7.625% 2012	1,325	1,166
International Coal Group, Inc. 10.25% 2014 (1)	1,250	1,194
International Lease Finance Corp. 4.35% 2008	1,500	1,476
International Lease Finance Corp. 4.50% 2008	2,000	1,976
International Lease Finance Corp. 5.00% 2012	1,500	1,475
Iron Mountain Inc. 6.625% 2016	980	926
Iron Mountain Inc. 7.75% 2015	1,590	1,598
iStar Financial, Inc. 6.05% 2015	4,000	4,046
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037 (5)	5,000	5,032
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,345
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	876
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	2,560	2,728
JSG Funding PLC 9.625% 2012	1,565	1,659
JSG Holdings PLC 11.50% 2015 (7)	€3,107	4,027
K&F Industries, Inc. 7.75% 2014	2,975	2,997
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,150
K. Hovnanian Enterprises, Inc. 8.875% 2012	780	768
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)	1,908	2,065
Lazard Group LLC 7.125% 2015	880	918
LBI Media, Inc. 10.125% 2012	3,900	4,124
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	4,000	3,993
Liberty Media Corp. 5.70% 2013	1,500	1,423
Liberty Media Corp. 7.875% 2009	1,250	1,315
Liberty Mutual Group Inc. 6.50% 2035 (1)	1,335	1,278
Liberty Mutual Group Inc. 7.50% 2036 (1)	1,750	1,883
Lincoln National Corp. 7.00% 2066 (5)	3,515	3,688
Linens n’ Things, Inc. 11.132% 2014 (1) (5)	2,500	2,425
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 5.93% 2024 (5)	58	58
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	4,812	4,788
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	750	745
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	2,998
Mediacom Broadband Corp. 8.50% 2015 (1)	2,250	2,247
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,024
MetroPCS, Inc., Second Lien Loan, 12.938% 2007 (5) (6)	1,125	1,176
MGM MIRAGE 6.00% 2009	1,575	1,563
MGM MIRAGE 6.625% 2015	925	893
MGM MIRAGE 6.75% 2013	870	859
MidAmerican Energy Holdings Co. 6.125% 2036 (1)	3,000	3,043
Midwest Generation, LLC, Series B, 8.56% 2016 (6)	397	422
Millicom International Cellular SA 10.00% 2013	2,010	2,168
Mobile Storage Group, Inc. 9.75% 2014 (1)	1,025	1,056
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,277
Mohegan Tribal Gaming Authority 7.125% 2014	500	500
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,383	2,424
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	2,250	2,137

Nalco Co. 7.75% 2011	1,190	1,220
Nalco Co. 8.875% 2013	1,000	1,048
National Westminster Bank PLC 7.75% (undated) (5)	2,000	2,042
Neiman Marcus Group, Inc. 9.00% 2015 (7)	4,150	4,430
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,194
Newfield Exploration Co. 6.625% 2014	1,225	1,205
Newfield Exploration Co. 6.625% 2016	3,925	3,837
News America Inc. 5.30% 2014	1,165	1,144
Nextel Communications, Inc., Series E, 6.875% 2013	3,250	3,312
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016 (1) (9)	1,800	1,064
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014 (1)	2,250	2,337
Nortel Networks Ltd. 10.125% 2013 (1)	1,975	2,094
Northwest Pipeline Corp. 8.125% 2010	1,850	1,933
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (1) (8)	5,000	137
NRG Energy, Inc. 7.25% 2014	2,250	2,239
NRG Energy, Inc. 7.375% 2016	2,125	2,117
NTL Cable PLC 8.75% 2014	2,250	2,346
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032	5,000	5,141
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,726
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,065
Owens-Illinois, Inc. 7.35% 2008	750	759
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,447
Pathmark Stores, Inc. 8.75% 2012	2,975	2,893
Payless ShoeSource, Inc. 8.25% 2013	375	383
PETCO Animal Supplies, Inc. 10.75% 2011	250	265
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,670	4,752
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,775	2,729
Plastipak Holdings, Inc. 8.50% 2015 (1)	2,750	2,791
Playtex Products, Inc. 8.00% 2011	1,500	1,564
Playtex Products, Inc. 9.375% 2011	250	263
Plum Creek Timberlands, LP 5.875% 2015	3,000	2,973
Pogo Producing Co. 6.625% 2015	150	144
Pogo Producing Co. 6.875% 2017	1,750	1,678
Pogo Producing Co. 7.875% 2013 (1)	2,075	2,124
Premcor Refining Group Inc. 7.50% 2015	1,500	1,569
ProLogis 5.625% 2015	1,000	994
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,003
Prudential Holdings, LLC, Series C, 8.695% 2023 (1) (6)	3,000	3,707
PSEG Energy Holdings Inc. 8.625% 2008	1,775	1,850
Pulte Homes, Inc. 4.875% 2009	3,000	2,949
Pulte Homes, Inc. 7.875% 2011	1,000	1,081
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,563
Qwest Capital Funding, Inc. 7.75% 2031	1,370	1,329
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,511
Radio One, Inc. 6.375% 2013	950	869
Radio One, Inc., Series B, 8.875% 2011	1,935	1,986
Ras Laffan Liquefied Natural Gas III 5.838% 2027 (1) (6)	5,000	4,839
Raytheon Co. 4.85% 2011	3,000	2,951
Reader’s Digest Assn., Inc. 6.50% 2011	1,500	1,432
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011 (1)	6,860	6,720
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,271	4,171
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	9,328	9,274
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.277% 2036 (5)	6,754	6,853
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,940
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.56% 2035 (5)	5,927	5,939
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,131	4,110
Residential Capital Corp. 6.00% 2011	3,000	2,999
Residential Capital Corp. 6.375% 2010	1,000	1,013
Resona Bank, Ltd. 5.85% (undated) (1) (5)	1,000	979
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,881
Rite Aid Corp. 6.125% 2008 (1)	2,125	2,090
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,153
Rural Cellular Corp. 11.239% 2012 (5)	1,300	1,347
Rural Cellular Corp. 9.75% 2010	1,500	1,517
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,051
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,217
Sanmina-SCI Corp. 8.125% 2016	5,500	5,417
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035 (1)	4,000	4,025
SBC Communications Inc. 4.125% 2009	2,250	2,180
SBC Communications Inc. 5.10% 2014	1,125	1,089
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (6)	1,560	1,265
Scottish Power PLC 5.375% 2015	1,500	1,473
Sealy Mattress Co. 8.25% 2014	1,800	1,845
Select Medical Corp. 7.625% 2015	1,650	1,398
Seneca Gaming Corp. 7.25% 2012	2,100	2,111
Seneca Gaming Corp. 7.25% 2012	950	955
Sensata Technologies BV 8.00% 2014 (1)	2,010	1,965
Serena Software, Inc. 10.375% 2016	2,273	2,392
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,152
Sierra Pacific Resources 8.625% 2014	550	597
Simon Property Group, LP 5.875% 2017	2,000	2,025
SLM Corp., Series A, 4.00% 2010	2,500	2,411
SLM Corp., Series A, 4.50% 2010	2,000	1,949
Sonat Inc. 7.625% 2011	125	129
St. Paul Travelers Companies, Inc. 6.25% 2016	1,800	1,880
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,892
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,232
Stone Container Corp. 8.375% 2012	500	483
Stoneridge, Inc. 11.50% 2012	1,025	997
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036 (5)	7,396	7,417
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.99% 2036 (5)	5,899	5,919
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.977% 2036 (5)	9,627	9,660
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (1) (5)	575	579
Sumitomo Mitsui Banking Corp. 5.625% (undated) (1) (5)	1,780	1,735
Sun Media Corp. 7.625% 2013	2,000	2,030
SunGard Data Systems Inc. 9.125% 2013	3,140	3,266
SUPERVALU INC., Term Loan B, 7.188% 2012 (5) (6)	750	751
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013 (1)	2,060	2,065

Team Finance LLC and Health Finance Corp. 11.25% 2013	2,000	2,060
Technical Olympic USA, Inc. 10.375% 2012	3,000	2,610
Teekay Shipping Corp. 8.875% 2011	625	662
Telenet Communications NV 9.00% 2013	€359	508
Tenet Healthcare Corp. 6.375% 2011	$3,725	3,292
Tenet Healthcare Corp. 7.375% 2013	2,440	2,211
Tenet Healthcare Corp. 9.25% 2015	1,550	1,500
Tenneco Automotive Inc. 8.625% 2014	2,990	2,968
TFM, SA de CV 10.25% 2007	475	488
TFM, SA de CV 12.50% 2012	435	481
TFM, SA de CV 9.375% 2012	2,500	2,662
THL Buildco, Inc. 8.50% 2014	3,730	3,543
Toll Brothers, Inc. 4.95% 2014	3,750	3,363
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036 (1)	2,000	2,006
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036 (1)	1,460	1,492
Transcontinental Gas Pipe Line Corp. 6.40% 2016 (1)	175	174
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,612
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	250	257
TransDigm Inc., 7.75% 2014 (1)	1,150	1,164
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018 (1) (6)	1,500	1,510
Triton PCS, Inc. 8.50% 2013	5,800	5,408
Tyson Foods, Inc. 6.85% 2016 (5)	1,600	1,650
U S WEST Capital Funding, Inc. 6.875% 2028	275	248
U.S. Treasury 3.375% 2008	6,500	6,330
U.S. Treasury 3.875% 2010	164,000	159,810
U.S. Treasury 4.25% 2013	21,000	20,560
U.S. Treasury 5.25% 2029	50,000	52,883
U.S. Treasury 5.75% 2010	2,500	2,601
U.S. Treasury 7.25% 2016	2,000	2,398
U.S. Treasury 7.875% 2021	22,000	28,923
U.S. Treasury 8.875% 2017	20,000	27,022
U.S. Treasury 9.25% 2016	5,000	6,730
UAL Corp., Term Loan B, 9.08% 2012 (5) (6)	4,231	4,262
UCAR Finance Inc. 10.25% 2012	1,850	1,952
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	3,150	2,914
United Air Lines, Inc., Series 1995-A1, 9.02% 2012 (6) (8)	920	548
United Air Lines, Inc., Series 1996-A2, 7.87% 2019 (6) (8)	2,246	1,259
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (6)	188	188
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (6)	429	431
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,698
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,380
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	557	559
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	4,000	3,999
Vidéotron Ltée 6.375% 2015	1,000	953
Vidéotron Ltée 6.875% 2014	1,225	1,213
Vitamin Shoppe Industries, Inc. 12.905% 2012 (1) (5)	3,130	3,232
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	4,000	3,929
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033 (5)	1,031	1,018
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033 (5)	2,144	2,114
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.569% 2034 (5)	3,749	3,692
Warner Chilcott Corp. 8.75% 2015	3,840	3,994
Warner Music Group 7.375% 2014	2,500	2,450
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (1) (5)	5,500	5,422
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	7,290	7,305
Washington Mutual, Inc. 5.25% 2017	2,000	1,928
Waste Management, Inc. 6.875% 2009	2,000	2,079
WCI Communities, Inc. 9.125% 2012	1,500	1,350
WDAC Subsidiary Corp. 8.375% 2014 (1)	1,675	1,692
WDAC Subsidiary Corp. 8.50% 2014	€375	478
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	$7,904	7,791
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	8,000	7,992
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010 (1)	3,500	3,379
Weyerhaeuser Co. 7.375% 2032	2,000	2,078
William Lyon Homes, Inc. 10.75% 2013	2,500	2,313
William Lyon Homes, Inc. 7.50% 2014	1,000	805
Williams Companies, Inc. 8.75% 2032	2,585	2,843
Williams Scotsman, Inc. 8.50% 2015	2,200	2,260
Windstream Corp. 8.125% 2013 (1)	4,325	4,612
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,023
XM Satellite Radio Holdings Inc. 9.75% 2014 (1)	2,375	2,292
Young Broadcasting Inc. 10.00% 2011	3,367	3,161

Total bonds & notes (cost: $1,466,056,000)		1,462,916

Short-term securities	Principal amount (000)	Market value (000)
3M Co. 5.19% due 11/17/2006	$12,000	$11,917
Abbott Laboratories 5.21% due 10/10-10/17/2006 (1)	20,600	20,559
AIG Funding, Inc. 4.24% due 11/28/2006	18,200	18,047
Atlantic Industries 5.20% due 10/19-11/2/2006 (1)	23,320	23,225
Becton, Dickinson and Co. 5.21% due 10/13/2006	7,200	7,186
CAFCO, LLC 5.25%-5.36% due 10/6-10/12/2006 (1)	59,100	59,016
Caterpillar Financial Services Corp. 5.20% due 10/10-10/27/2006	60,500	60,302
Chevron Funding Corp. 5.20% due 11/20/2006	16,700	16,577
CIT Group, Inc. 5.25%-5.26% due 11/1-11/27/2006	33,200	33,006
Clipper Receivables Co., LLC 5.36% due 10/25/2006 (1)	24,700	24,613
Coca-Cola Co. 5.19%-5.20% due 11/3/2006 (1)	50,425	50,184
Concentrate Manufacturing Co. of Ireland 5.19% due 10/23/2006 (1)	15,000	14,950
E.I. duPont de Nemours and Co. 5.19%-5.20% due 10/20-10/30/2006 (1)	65,000	64,762
Estée Lauder Companies Inc. 5.20% due 10/13-10/23/2006 (1)	18,000	17,954
Federal Home Loan Bank 5.14%-5.26% due 10/13-11/17/2006	43,700	43,534
Freddie Mac 5.15%-5.25% due 10/5-11/21/2006	78,250	77,840
Gannett Co. 5.19% due 11/9/2006 (1)	22,500	22,370
General Dynamics Corp. 5.21% due 10/5/2006 (1)	12,000	11,991

General Electric Capital Services, Inc. 5.25% due 10/11/2006	18,000	17,971
Harley-Davidson Funding Corp. 5.19% due 11/14/2006 (1) (10)	8,000	7,950
Harley-Davidson Funding Corp. 5.19% due 11/29/2006 (1)	8,000	7,933
Hershey Co. 5.19%-5.20% due 10/16-11/6/2006 (1)	44,900	44,699
Home Depot Inc. 5.20% due 10/18/2006 (1)	15,000	14,961
IBM Capital Inc. 5.20% due 12/6/2006 (1)	35,000	34,668
International Lease Finance Corp. 5.23% due 10/18/2006	25,000	24,934
NetJets Inc. 5.19% due 10/30-11/16/2006 (1)	49,200	48,953
Private Export Funding Corp. 5.22% due 12/20/2006 (1)	29,000	28,665
Scripps (E.W.) Co. 5.24% due 10/26/2006 (1)	25,000	24,905
Three Pillars Funding, LLC 5.26%-5.36% due 10/2-10/16/2006 (1)	47,900	47,857
Triple-A One Funding Corp. 5.25%-5.255% due 10/6-10/19/2006 (1)	52,753	52,645
United Parcel Service Inc. 5.19% due 10/24/2006	25,000	24,913
Variable Funding Capital Corp. 5.245%-5.25% due 10/2-10/25/2006 (1)	64,000	63,895
Wal-Mart Stores Inc. 5.19%-5.21% due 10/11-12/19/2006 (1)	91,330	90,770

Total short-term securities (cost: $1,113,711,000)		1,113,752

Total investment securities (cost: $5,939,528,000)		6,977,609
Other assets less liabilities		(83,294)

Net assets		$6,894,315

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,029,189,000, which represented 14.93% of the net assets of the fund.

(2)	Security did not produce income during the last 12 months.

(3)	The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

(4)	Valued under fair value procedures adopted by authority of the board of trustees.

(5)	Coupon rate may change periodically.

(6)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(7)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(8)	Scheduled interest and/or principal payment was not received.

(9)	Step bond; coupon rate will increase at a later date.

(10)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

American Funds Insurance Series Asset Allocation Fund

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,117,349
Gross unrealized depreciation on investment securities	(82,480)
Net unrealized appreciation on investment securities	1,034,869

Cost of investment securities for federal income tax purposes	5,939,528

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 9/30/06 (000)
Rosetta Resources	2,970,000	—	—	2,970,000	—	$50,995
Aventine Renewable Energy*	2,000,000	—	1,600,000	400,000	—	—
					$—	$50,995

*	Unaffiliated as of 9/30/06.

Gartmore Variable Insurance Trust

American Funds GVIT Bond Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares	Value
MUTUAL FUNDS (100.0%)
Fixed Income Funds (100.0%)
American Funds Insurance Series Bond Fund	1,437,625	$16,345,802

Total Mutual Funds		16,345,802

Total Investments (Cost $16,099,431) (a) - 100.1%		16,345,802
Liabilities in excess of other assets - (0.1%)		(15,042)

NET ASSETS - 100.0%		$16,330,760

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

American Funds Insurance Series Bond Fund

Investment portfolio, September 30, 2006

Bonds & notes - 82.46%	Principal amount (000)	Market value (000)
		unaudited
U.S. Treasury 3.25% 2007	$7,000	$6,899
U.S. Treasury 3.625% 2007	18,685	18,497
U.S. Treasury 6.25% 2007	55,615	55,854
U.S. Treasury 4.375% 2008	30,000	29,822
U.S. Treasury 3.625% 2009	32,400	31,565
U.S. Treasury 3.875% 2009	7,500	7,362
U.S. Treasury 6.00% 2009	7,315	7,584
U.S. Treasury 4.875% 2011	52,620	53,237
U.S. Treasury 5.00% 2011	2,000	2,036
U.S. Treasury 4.875% 2012 (1)	6,080	6,166
U.S. Treasury 10.375% 2012	1,000	1,060
U.S. Treasury 4.25% 2013	106,875	104,637
U.S. Treasury 4.00% 2014	22,520	21,658
U.S. Treasury 4.50% 2016	37,630	37,260
U.S. Treasury 4.50% 2036	33,745	32,343
Freddie Mac 2.875% 2006	37,275	37,089
Freddie Mac 5.50% 2011	9,000	9,240
Fannie Mae 2.625% 2006	6,225	6,204
Fannie Mae 5.25% 2007	12,750	12,758
Fannie Mae 1.75% 2008	¥640,000	5,516
United States Agency for International Development, Republic of Egypt 4.45% 2015	$5,000	4,833
Federal Home Loan Bank 5.625% 2016	2,000	2,059
Small Business Administration, Series 2001-20J, 5.76% 2021 (2)	538	549
Residential Capital Corp. 6.607% 2009 (3)	2,700	2,721
Residential Capital Corp. 6.375% 2010	13,000	13,164
General Motors Acceptance Corp. 7.75% 2010	530	543
Residential Capital Corp. 6.00% 2011	2,000	1,999
General Motors Acceptance Corp. 7.25% 2011	12,530	12,613
General Motors Acceptance Corp. 6.875% 2012	7,000	6,937
General Motors Acceptance Corp. 7.00% 2012	3,700	3,692
Residential Capital Corp. 6.50% 2013	3,000	3,051
General Motors Acceptance Corp. 7.60% 2014 (3)	$5,000	5,022
AIG SunAmerica Global Financing XII 5.30% 2007 (4)	4,000	3,999
AIG SunAmerica Global Financing VII 5.85% 2008 (4)	1,000	1,011
American General Finance Corp., Series J, 5.706% 2011 (3)	5,000	5,016
International Lease Finance Corp., Series R, 5.625% 2013	6,875	6,928
American General Finance Corp. 5.85% 2013	2,500	2,558
American International Group, Inc. 6.25% 2036	2,000	2,109
ILFC E-Capital Trust I 5.90% 2065 (3) (4)	4,600	4,638
ILFC E-Capital Trust II 6.25% 2065 (3) (4)	4,875	4,882
Ford Motor Credit Co. 4.875% 2007	€1,350	1,708
Ford Motor Credit Co. 7.875% 2010	$2,425	2,364
Ford Motor Credit Co. 9.75% 2010 (4)	21,575	22,294
Ford Motor Credit Co. 10.64% 2011 (3) (4)	3,670	3,839
Washington Mutual, Inc. 5.687% 2012 (3)	6,850	6,841
Providian Financial Corp., Series A, 9.525% 2027 (4)	750	793
Washington Mutual Preferred Funding I Ltd. 6.534% (undated) (3) (4)	11,300	11,141
Santander Issuances, SA Unipersonal 5.805% 2016 (3) (4)	7,300	7,411
Santander Perpetual, SA 4.375% (undated)	€2,065	2,594
Abbey National PLC 6.70% (undated) (3)	$5,600	5,715
Abbey National PLC 7.35% (undated) (3)	3,000	3,004
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,866
J.P. Morgan Chase & Co. 4.891% 2015	5,300	5,211
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.989% 2027 (3)	5,000	4,822
J.P. Morgan Chase Capital XX, Series T, 6.55% 2036	3,750	3,796
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	1,000	1,066
Sumitomo Mitsui Banking Corp. 4.375% 2014 (3)	€1,645	2,104
Sumitomo Mitsui Banking Corp. 5.625% (undated) (3) (4)	$14,270	13,912
CIT Group Inc. 3.65% 2007	1,085	1,067
CIT Group Inc. 6.875% 2009	2,500	2,607
CIT Group Inc. 5.78% 2011 (3)	5,000	5,010
CIT Group Inc. 7.75% 2012	750	831
CIT Group Inc. 5.40% 2013	4,000	3,986
HBOS PLC 5.375% (undated) (3) (4)	2,750	2,705
HBOS PLC, Series B, 5.92% (undated) (3) (4)	9,200	8,915
Bank of Scotland 7.00% (undated) (3) (4)	480	487
CNA Financial Corp. 6.75% 2006	230	230
CNA Financial Corp. 6.60% 2008	1,736	1,776
CNA Financial Corp. 5.85% 2014	625	621
CNA Financial Corp. 6.50% 2016	3,750	3,860
CNA Financial Corp. 7.25% 2023	3,000	3,197
Capital One Financial Corp. 4.738% 2007	3,000	2,986
Capital One Financial Corp. 8.75% 2007	800	808
Capital One Financial Corp. 6.15% 2016	5,000	5,069
Capital One Capital I 7.039% 2027 (3) (4)	250	252
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,745	3,858
HVB Funding Trust I 8.741% 2031 (4)	$1,245	1,564
HVB Funding Trust III 9.00% 2031 (4)	2,500	3,204
Rouse Co. 3.625% 2009	1,140	1,082
Rouse Co. 7.20% 2012	3,860	3,967
Rouse Co. 6.75% 2013 (4)	3,500	3,515
Mizuho Capital Investment (EUR) 1 Ltd. 5.02% (undated) (3)	€800	1,016
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated) (3) (4)	$7,360	7,437
Resona Bank, Ltd. 3.75% 2015 (3)	€1,015	1,267
Resona Bank, Ltd. 4.125% (undated) (3)	970	1,195
Resona Bank, Ltd. 5.85% (undated) (3) (4)	$5,465	5,352
Lazard Group LLC 7.125% 2015	6,840	7,139
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	1,958
Westfield Group 5.40% 2012 (4)	$5,000	4,996

iStar Financial, Inc. 7.00% 2008	950	974
iStar Financial, Inc. 5.375% 2010	3,500	3,484
iStar Financial, Inc. 6.00% 2010	750	763
iStar Financial, Inc., Series B, 5.125% 2011	1,000	982
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated) (3)	5,750	5,596
National Westminster Bank PLC 7.75% (undated) (3)	250	255
Citigroup Inc. 4.25% 2009	3,000	2,937
Citigroup Inc. 4.125% 2010	3,000	2,912
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,116
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,526
ZFS Finance (USA) Trust I 6.15% 2065 (3) (4)	5,000	4,980
Nationwide Life Insurance Co. 5.35% 2007 (4)	1,000	1,000
North Front Pass Through Trust 5.81% 2024 (3) (4)	3,125	3,075
Nationwide Mutual Insurance Co. 7.875% 2033 (4)	750	880
Liberty Mutual Group Inc. 6.50% 2035 (4)	2,380	2,278
Liberty Mutual Group Inc. 7.50% 2036 (4)	2,460	2,647
Lincoln National Corp. 7.00% 2066 (3)	4,650	4,879
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,861
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,672
New York Life Global Funding 3.875% 2009 (4)	2,250	2,188
New York Life Global Funding 4.625% 2010 (4)	2,500	2,456
Downey Financial Corp. 6.50% 2014	4,500	4,519
ProLogis 5.50% 2012	2,500	2,498
ProLogis 5.50% 2013	2,000	1,993
Household Finance Corp. 4.125% 2009	2,000	1,941
HSBC Finance Corp. 4.625% 2010	1,500	1,471
Household Finance Corp. 6.375% 2011	1,000	1,046
Development Bank of Singapore Ltd. 7.875% 2009 (4)	4,000	4,271
Met Life Global Funding I 2.60% 2008 (4)	4,450	4,247
American Express Co. 6.80% 2066 (3)	4,000	4,231
PRICOA Global Funding I 4.20% 2010 (4)	2,750	2,663
Prudential Holdings, LLC, Series C, 8.695% 2023 (2) (4)	1,250	1,545
XL Capital Ltd. 5.25% 2014	1,130	1,102
Twin Reefs Asset Trust (XLFA), Series B, 6.33% (undated) (3) (4)	2,500	2,504
Simon Property Group, LP 4.875% 2010	1,000	986
Simon Property Group, LP 5.375% 2011	2,500	2,496
USA Education, Inc. 5.625% 2007	3,250	3,255
ERP Operating LP 4.75% 2009	1,000	987
ERP Operating LP 6.625% 2012	2,000	2,119
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (3) (4)	3,000	3,065
E*TRADE Financial Corp. 7.375% 2013	1,900	1,952
E*TRADE Financial Corp. 7.875% 2015	1,050	1,110
US Bank National Assn. 4.40% 2008	3,000	2,968
Bank of America Corp. 4.375% 2010	3,000	2,918
Hospitality Properties Trust 6.75% 2013	1,500	1,579
Hospitality Properties Trust 6.30% 2016	1,300	1,331
Kimco Realty Corp. 6.00% 2012	500	517
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,379
Kazkommerts International BV 7.00% 2009 (4)	500	504
Kazkommerts International BV 7.875% 2014 (4)	800	816
Kazkommerts International BV 8.00% 2015 (4)	1,250	1,269
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	492
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,037
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	974
American Honda Finance Corp. 5.125% 2010 (4)	2,500	2,496
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,424
EOP Operating LP 8.10% 2010	500	543
EOP Operating LP 6.75% 2012	750	788
EOP Operating LP 4.75% 2014	1,000	947
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,228
Shinsei Bank, Ltd. 3.75% 2016 (3)	€1,030	1,274
Shinsei Bank, Ltd. 3.75% 2016 (3)	675	835
Plum Creek Timberlands, LP 5.875% 2015	$2,000	1,982
Allstate Financial Global Funding LLC 5.25% 2007 (4)	750	750
Allstate Financial Global Funding LLC 4.25% 2008 (4)	1,250	1,229
Rodamco Europe Finance BV 3.75% 2012	€1,600	1,973
Developers Diversified Realty Corp. 3.875% 2009	$1,000	967
Developers Diversified Realty Corp. 4.625% 2010	1,000	970
John Hancock Global Funding II, Series 2004-A, 3.50% 2009 (4)	2,000	1,928
Zions Bancorporation 5.50% 2015	740	732
Zions Bancorporation 6.00% 2015	1,000	1,021
UnumProvident Finance Co. PLC 6.85% 2015 (4)	1,500	1,542
Banco Santander-Chile 5.375% 2014 (4)	1,500	1,480
City National Corp. 5.125% 2013	1,500	1,472
TuranAlem Finance BV 7.75% 2013 (4)	1,000	997
TuranAlem Finance BV 8.50% 2015 (4)	375	382
First Industrial, LP 6.875% 2012	1,250	1,319
ReliaStar Financial Corp. 8.00% 2006	250	250
ING Security Life Institutional Funding 2.70% 2007 (4)	1,000	989
ACE INA Holdings Inc. 5.875% 2014	1,080	1,092
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,005
Assurant, Inc. 5.625% 2014	1,000	997
Chohung Bank 4.50% 2014 (3)	1,030	992
Monumental Global Funding II, Series 2002-A, 5.20% 2007 (4)	750	749
BOI Capital Funding (No. 2) LP 5.571% (undated) (3) (4)	600	580
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (3) (4)	500	520
Advanta Capital Trust I, Series B, 8.99% 2026	500	509
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	378
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	250	264
General Motors Corp. 7.20% 2011	9,790	9,068
General Motors Corp. 7.125% 2013	11,750	10,384
General Motors Corp. 7.25% 2013	€1,000	1,178
General Motors Corp. 7.70% 2016	6,045	5,297
General Motors Corp. 8.80% 2021	7,500	6,675
General Motors Corp. 9.40% 2021	1,000	920
General Motors Corp. 8.375% 2033	1,000	870
DaimlerChrysler North America Holding Corp. 5.82% 2009 (3)	5,000	5,006
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,805

DaimlerChrysler North America Holding Corp. 7.75% 2011	¥3,250	3,485
Tele-Communications, Inc. 9.80% 2012	$2,000	2,365
Comcast Corp. 5.85% 2015	5,825	5,834
Comcast Corp. 6.50% 2015	1,750	1,830
Comcast Corp. 6.50% 2017	3,500	3,660
News America Inc. 4.75% 2010	2,000	1,970
News America Holdings Inc. 9.25% 2013	2,500	2,959
News America Holdings Inc. 8.25% 2018	3,885	4,581
News America Inc. 6.40% 2035	3,000	2,952
News America Inc. 6.75% 2038	1,000	1,039
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	986
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	346
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012 (4)	5,500	5,569
Charter Communications Operating, LLC, Term Loan B, 8.125% 2013 (2) (3)	3,500	3,522
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,425	2,452
J.C. Penney Co., Inc. 8.00% 2010	7,380	7,944
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,883
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,125
Clear Channel Communications, Inc. 4.625% 2008	875	864
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,446
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,516
Clear Channel Communications, Inc. 5.50% 2014	5,425	5,048
MGM MIRAGE 6.00% 2009	4,750	4,714
MGM MIRAGE 6.75% 2012	4,000	3,965
MGM MIRAGE 6.75% 2013	1,250	1,234
MGM MIRAGE 5.875% 2014	1,700	1,583
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,193
Royal Caribbean Cruises Ltd. 8.00% 2010	1,875	1,996
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,927
Royal Caribbean Cruises Ltd. 7.00% 2013	2,085	2,118
Royal Caribbean Cruises Ltd. 7.25% 2016	2,000	2,031
Delphi Automotive Systems Corp. 6.55% 2006 (5)	500	450
Delphi Automotive Systems Corp. 6.50% 2009 (5)	7,500	6,713
Delphi Corp. 6.50% 2013 (5)	480	410
Delphi Automotive Systems Corp. 7.125% 2029 (5)	1,750	1,488
CanWest Media Inc., Series B, 8.00% 2012	8,608	8,543
Cox Communications, Inc. 5.94% 2007 (3)	1,750	1,759
Cox Communications, Inc. 7.875% 2009	1,500	1,592
Cox Communications, Inc. 4.625% 2010	1,750	1,704
Cox Communications, Inc. 5.45% 2014	3,500	3,386
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,435
Harrah’s Operating Co., Inc. 5.625% 2015	4,250	3,957
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,237
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,750
Liberty Media Corp. 7.75% 2009	1,750	1,832
Liberty Media Corp. 7.875% 2009	2,200	2,314
Liberty Media Corp. 8.25% 2030	2,375	2,383
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	6,045
Radio One, Inc., Series B, 8.875% 2011	4,600	4,721
Radio One, Inc. 6.375% 2013	1,300	1,190
K. Hovnanian Enterprises, Inc. 10.50% 2007	1,000	1,045
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,019
K. Hovnanian Enterprises, Inc. 7.50% 2016	725	681
K. Hovnanian Enterprises, Inc. 8.625% 2017	500	499
AOL Time Warner Inc. 6.875% 2012	1,250	1,323
AOL Time Warner Inc. 7.625% 2031	3,500	3,878
Dex Media, Inc., Series B, 0%/9.00% 2013 (6)	1,400	1,187
Dex Media, Inc., Series B, 0%/9.00% 2013 (6)	1,250	1,059
R.H. Donnelley Corp., Series A-1, 6.875% 2013	425	390
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,247
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,200	1,209
Vidéotron Ltée 6.875% 2014	4,125	4,084
Vidéotron Ltée 6.375% 2015	1,000	953
D.R. Horton, Inc. 8.00% 2009	2,700	2,827
D.R. Horton, Inc. 7.875% 2011	1,100	1,176
D.R. Horton, Inc. 6.50% 2016	855	840
Hilton Hotels Corp. 7.625% 2008	695	714
Hilton Hotels Corp. 7.20% 2009	825	857
Hilton Hotels Corp. 8.25% 2011	2,522	2,730
Grupo Posadas, SA de CV 8.75% 2011 (4)	4,000	4,200
Cinemark USA, Inc. 9.00% 2013	4,000	4,170
Visteon Corp. 8.25% 2010	2,375	2,328
Visteon Corp. 7.00% 2014	2,000	1,800
Viacom Inc. 6.25% 2016 (4)	2,040	2,026
Viacom Inc. 6.875% 2036 (4)	2,010	1,993
MDC Holdings, Inc. 5.50% 2013	3,885	3,626
Thomson Corp. 6.20% 2012	1,035	1,069
Thomson Corp. 5.50% 2035	2,680	2,466
NTL Cable PLC 8.75% 2014	1,950	2,033
NTL Cable PLC 9.125% 2016	1,275	1,323
Marriott International, Inc., Series F, 4.625% 2012	3,350	3,189
Centex Corp. 5.25% 2015	650	608
Centex Corp. 6.50% 2016	2,500	2,534
Toll Brothers, Inc. 4.95% 2014	580	520
Toll Brothers, Inc. 5.15% 2015	2,600	2,315
CSC Holdings, Inc., Series B, 8.125% 2009	750	780
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,031
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	1,018
Kabel Deutschland GmbH 10.625% 2014 (4)	2,625	2,828
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	2,730	2,761
NTL Cable PLC 8.75% 2014	€1,000	1,329
NTL Cable PLC 9.75% 2014	£700	1,353
American Media Operations, Inc. 8.875% 2011	$3,030	2,674
Young Broadcasting Inc. 10.00% 2011	2,716	2,550
Telenet Communications NV 9.00% 2013	€747	1,057
Telenet Group Holding NV 0%/11.50% 2014 (4) (6)	$1,635	1,439
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,369
Ryland Group, Inc. 5.375% 2012	2,400	2,264

Dillard’s, Inc. 6.625% 2008	700	704
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,524
Staples, Inc. 7.375% 2012	2,000	2,193
Neiman Marcus Group, Inc. 9.00% 2015 (7)	1,900	2,028
Tenneco Automotive Inc. 8.625% 2014	2,000	1,985
Seminole Tribe of Florida 5.798% 2013 (4)	2,000	1,978
Reader’s Digest Assn., Inc. 6.50% 2011	2,000	1,910
Standard Pacific Corp. 5.125% 2009	2,000	1,890
KB Home 6.25% 2015	2,000	1,849
Toys “R” Us, Inc. 7.625% 2011	2,080	1,768
Adelphia Communications Corp. 10.25% 2006 (5)	1,000	618
Adelphia Communications Corp. 10.25% 2011 (5)	1,450	946
Pulte Homes, Inc. 8.125% 2011	1,395	1,518
Hyatt Equities, LLC 6.875% 2007 (4)	1,500	1,510
TRW Automotive Acquisition Corp. 9.375% 2013	1,375	1,471
Quebecor Media Inc. 7.75% 2016	1,325	1,333
LBI Media, Inc. 10.125% 2012	1,250	1,322
Carnival Corp. 3.75% 2007	500	491
Carnival Corp. 6.15% 2008	750	758
William Lyon Homes, Inc. 7.625% 2012	1,500	1,219
Viacom Inc. 5.625% 2007	1,200	1,201
YUM! Brands, Inc. 7.70% 2012	1,000	1,096
Regal Cinemas Corp., Series B, 9.375% 2012 (8)	1,000	1,055
Omnicom Group Inc. 5.90% 2016	995	1,011
Gray Communications Systems, Inc. 9.25% 2011	875	920
Boyd Gaming Corp. 7.75% 2012	750	773
AMC Entertainment Inc. 8.00% 2014	675	638
RBS-Zero Editora Jornalística SA 11.00% 2010 (4)	189	203
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,202
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,114
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,045
Fannie Mae 10.00% 2018	14	16
Fannie Mae 6.00% 2021	906	921
Fannie Mae, Series 2001-4, Class GA, 10.285% 2025 (3)	170	188
Fannie Mae 7.00% 2026	67	70
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	207	215
Fannie Mae 7.50% 2031	34	35
Fannie Mae, Series 2001-20, Class C, 12.015% 2031 (3)	113	126
Fannie Mae 5.00% 2035	3,225	3,103
Fannie Mae 5.50% 2035	1,606	1,585
Fannie Mae 5.50% 2036	18,681	18,404
Fannie Mae 5.50% 2036	4,675	4,606
Fannie Mae 6.50% 2036	20	20
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	151	156
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	137	142
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	204	212
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,598	5,467
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,636	2,581
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,459	2,462
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,440	2,431
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,982	1,983
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.563% 2035 (3)	2,873	2,876
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,973	3,972
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,555	3,577
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	3,074	3,064
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,774	2,779
Freddie Mac 4.00% 2015	2,264	2,144
Freddie Mac 5.00% 2035	6,024	5,794
Freddie Mac 5.00% 2035	6,023	5,793
Freddie Mac 5.50% 2035	2,984	2,946
Freddie Mac 5.50% 2035	2,968	2,929
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,112	2,119
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,446	2,458
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,969	2,186
Government National Mortgage Assn. 6.00% 2036	18,967	19,140
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036 (4)	2,464	1,695
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,143
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	1,619	1,588
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	7,000	6,952
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,126	1,145
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,500	2,505
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,956
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	3,250	3,192
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035 (4)	3,000	2,933
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035 (4)	6,300	6,287
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.557% 2037 (4)	2,000	1,965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,506
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,448
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.969% 2036 (3)	7,801	7,852
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,626
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,069	2,022
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	787
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,959
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033 (3)	471	467
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.846% 2037 (3)	3,872	3,855
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.59% 2045 (3)	2,643	2,654
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036 (4)	500	502
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036 (4)	6,000	6,071
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,733	1,735
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	4,132	4,116
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015 (4)	5,000	5,181
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037 (4)	5,000	4,856
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035 (4)	1,750	1,756
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035 (4)	3,000	3,041
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.119% 2033 (3)	827	821
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.978% 2034 (3)	987	975
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035 (3)	3,000	2,927
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	4,250	4,246

Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034		2,799	2,782
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036		1,152	1,158
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034		3,750	3,919
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.881% 2036 (3)		3,851	3,839
Nykredit 4.00% 2035	DKr	23,810	3,790
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030		$702	716
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030		884	896
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		1,387	1,477
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 2035 (3)		3,038	3,050
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045		3,000	3,025
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033		2,927	2,886
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (4)		2,503	2,708
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031		1,409	1,478
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.591% 2034 (3)		1,236	1,218
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033		2,500	2,693
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.419% 2030 (3)		1,250	1,296
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.419% 2030 (3)		1,000	1,036
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.693% 2034 (3)		1,966	1,917
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008		178	180
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033		1,250	1,307
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.13% 2045 (3)		1,440	1,454
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035		1,250	1,280
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036		957	998
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030		794	808
Chase Manhattan Bank—First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031		750	798
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034		692	698
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034 (3)		687	678
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025		500	541
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032		500	513
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (3) (4)		102	102
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030		11	11
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (4)		5	5
German Government 6.00% 2007		€6,485	8,279
German Government 5.25% 2008		5,650	7,309
German Government 5.25% 2011		1,750	2,361
German Government 4.25% 2014		22,235	29,291
Japanese Government 0.50% 2007		¥1,303,400	11,050
Japanese Government 1.30% 2011		710,000	6,077
Japanese Government 1.50% 2014		720,000	6,099
Japanese Government 2.30% 2035		498,300	4,103
Netherlands Government Eurobond 5.75% 2007		€19,055	24,366
Korean Government 5.00% 2011	KRW	7,685,000	8,245
Korean Government 4.25% 2014		8,765,000	8,986
Korean Government 5.25% 2015		5,231,000	5,747
United Kingdom 7.50% 2006		£2,980	5,601
United Kingdom 4.75% 2015		4,080	7,748
United Kingdom 4.75% 2020		1,340	2,583
United Kingdom 4.75% 2038		2,240	4,699
United Mexican States Government Global 9.875% 2010		$1,000	1,144
United Mexican States Government, Series MI10, 9.50% 2014	MXP	114,500	11,204
United Mexican States Government Global 11.375% 2016		$1,920	2,760
United Mexican States Government, Series M20, 10.00% 2024	MXP	22,000	2,284
United Mexican States Government Global 7.50% 2033		$1,080	1,249
Singapore (Republic of) 3.125% 2011	S$	14,520	9,180
Singapore (Republic of) 3.75% 2016		14,005	9,202
French Government O.A.T. Eurobond 4.75% 2035		€11,170	16,130
Polish Government 5.75% 2010	PLN	40,910	13,246
Swedish Government 5.00% 2009	SKr	88,325	12,480
Canadian Government 5.50% 2010	C$	6,900	6,510
Canadian Government 5.322% 2026 (9)		1,000	1,606
Thai Government 4.125% 2009	THB	146,380	3,802
Thai Government 5.00% 2014		68,105	1,808
Thai Government 5.40% 2016		83,125	2,266
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		$5,750	7,446
Israeli Government 7.50% 2014	ILS	21,870	5,448
Russian Federation 8.25% 2010 (2)		$3,111	3,275
Russian Federation 8.25% 2010 (2) (4)		1,778	1,871
Panama (Republic of) Global 7.125% 2026		390	411
Panama (Republic of) Global 9.375% 2029		500	648
Panama (Republic of) Global 6.70% 2036 (2)		3,450	3,433
Spanish Government 4.25% 2007		€1,650	2,107
El Salvador (Republic of) 7.65% 2035 (4)		$1,290	1,390
Argentina (Republic of) 4.193% 2012 (2) (3)		2,000	1,385
Dominican Republic 9.04% 2018 (2) (4)		1,093	1,224
Brazil (Federal Republic of) Global 10.25% 2013		375	459
Brazil (Federal Republic of) Global 11.00% 2040		500	652
State of Qatar 9.75% 2030		500	741
Nextel Communications, Inc., Series E, 6.875% 2013		6,410	6,532
Nextel Communications, Inc., Series D, 7.375% 2015		26,790	27,668
Sprint Capital Corp. 6.875% 2028		1,250	1,270
U S WEST Capital Funding, Inc. 6.375% 2008		100	101
Qwest Capital Funding, Inc. 7.90% 2010		3,820	3,944
Qwest Capital Funding, Inc. 7.25% 2011		5,950	5,980
Qwest Communications International Inc. 7.25% 2011		4,000	4,020
Qwest Corp. 8.875% 2012		1,250	1,370
Qwest Capital Funding, Inc. 7.625% 2021		500	487
U S WEST Capital Funding, Inc. 6.875% 2028		2,300	2,070
SBC Communications Inc. 4.125% 2009		2,500	2,423
AT&T Corp. 7.30% 2011 (3)		6,580	7,140
SBC Communications Inc. 5.10% 2014		2,700	2,613
SBC Communications Inc. 5.625% 2016		1,750	1,734
BellSouth Corp. 4.75% 2012		7,500	7,164
BellSouth Capital Funding Corp. 7.875% 2030		2,500	2,857
BellSouth Corp. 6.55% 2034		3,000	3,015
American Tower Corp. 7.25% 2011		1,825	1,889
American Tower Corp. 7.125% 2012		5,250	5,407
American Tower Corp. 7.50% 2012		4,500	4,646
Intelsat (Bermuda), Ltd. 10.484% 2012 (3)		3,325	3,387

Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,806
Intelsat PanAmSat Opco 9.00% 2016 (4)	2,500	2,587
Intelsat (Bermuda), Ltd. 9.25% 2016 (4)	2,000	2,112
Dobson Cellular Systems, Inc. 8.375% 2011 (4)	2,500	2,609
American Cellular Corp., Series B, 10.00% 2011	4,750	4,999
Dobson Cellular Systems, Inc. 9.875% 2012	500	539
Dobson Communications Corp. 8.875% 2013	688	685
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,100
Telefónica Emisiones, SAU 7.045% 2036	3,000	3,176
Telecom Italia SpA 6.25% 2012	€920	1,246
Telecom Italia Capital SA, Series B, 5.25% 2013	$2,750	2,608
Telecom Italia Capital SA 7.20% 2036	3,750	3,866
France Télécom 7.75% 2011 (3)	6,500	7,128
Rogers Wireless Inc. 7.25% 2012	3,825	4,021
Rogers Wireless Inc. 7.50% 2015	1,975	2,118
Rogers Cantel Inc. 9.75% 2016	500	630
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	2,963
Hawaiian Telcom Communications, Inc. 10.789% 2013 (3)	2,195	2,255
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,187
Cingular Wireless LLC 5.625% 2006	1,000	1,000
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,072
AT&T Wireless Services, Inc. 8.125% 2012	2,850	3,212
Windstream Corp. 8.625% 2016 (4)	5,800	6,235
Cincinnati Bell Inc. 7.25% 2013	5,250	5,394
Embarq Corp. 6.738% 2013	5,000	5,151
Centennial Cellular Corp. 10.75% 2008	324	330
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,067
Centennial Communications Corp. 11.258% 2013 (3)	500	519
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (3)	2,700	2,673
MetroPCS, Inc., Second Lien Loan, 12.938% 2007 (2) (3)	900	941
MetroPCS, Inc., First Lien Loan, 10.188% 2011 (2) (3)	3,000	3,053
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	3,090	3,089
Triton PCS, Inc. 8.50% 2013	3,250	3,031
Deutsche Telekom International Finance BV 8.125% 2012 (3)	€835	1,256
Deutsche Telekom International Finance BV 8.25% 2030 (3)	$1,250	1,532
NTELOS Inc., Term Loan B, 7.58% 2011 (2) (3)	2,487	2,491
Koninklijke KPN NV 8.00% 2010	750	811
Singapore Telecommunications Ltd. 6.375% 2011 (4)	750	786
Level 3 Financing, Inc. 12.25% 2013	350	392
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011 (2)	1,000	1,019
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012 (2)	3,570	3,733
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018 (2)	1,684	1,616
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019 (2)	2,722	2,771
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019 (2)	3,037	3,128
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020 (2)	1,200	1,221
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020 (2)	1,615	1,596
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021 (2)	1,433	1,430
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022 (2)	747	747
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022 (2)	2,419	2,587
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (2)	2,338	2,492
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012 (2)	1,310	1,290
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (2)	2,490	2,560
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	1,350	1,400
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013 (2)	9,475	10,192
AMR Corp. 9.00% 2016	1,500	1,485
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019 (2)	1,091	1,006
AMR Corp. 10.20% 2020	1,345	1,305
AMR Corp. 10.00% 2021	1,200	1,164
Delta Air Lines, Inc. 8.00% 2007 (4) (5)	1,500	424
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012 (2)	1,000	966
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013 (2)	328	314
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014 (2)	10,798	10,994
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024 (2)	1,837	1,875
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006 (2) (5)	246	135
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010 (2)	923	923
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011 (2)	3,633	3,890
UAL Corp., Term Loan B, 9.08% 2012 (2) (3)	7,172	7,226
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014 (2)	750	750
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015 (2)	1,331	1,335
Allied Waste North America, Inc. 8.50% 2008	4,750	4,999
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,227
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	964
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,875
Allied Waste North America, Inc. 7.25% 2015	2,000	1,995
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,251
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,040
General Electric Co. 5.00% 2013	2,750	2,723
General Electric Capital Corp., Series A, 5.75% 2018 (3)	2,000	2,004
General Electric Capital Corp., Series A, 5.86% 2026 (3)	3,000	3,000
Hutchison Whampoa International Ltd. 7.00% 2011 (4)	500	530
Hutchison Whampoa International Ltd. 6.50% 2013 (4)	6,750	7,066
Terex Corp. 9.25% 2011	1,250	1,323
Terex Corp. 7.375% 2014	6,000	6,060
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021 (2)	982	978
BNSF Funding Trust I 6.613% 2055 (3)	4,900	4,939
TFM, SA de CV 10.25% 2007	2,445	2,512
TFM, SA de CV 9.375% 2012	3,150	3,355
Ashtead Capital, Inc. 9.00% 2016 (4)	4,500	4,702
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,933
Kansas City Southern Railway Co. 7.50% 2009	2,750	2,764
Nielsen Finance LLC, Term Loan B, 8.195% 2013 (2) (3)	3,000	3,000
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014 (4)	1,500	1,558
American Standard Inc. 8.25% 2009	1,700	1,811
American Standard Inc. 7.625% 2010	2,300	2,429
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2) (4)	1,164	1,209
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013 (2) (4)	2,035	2,142
THL Buildco, Inc. 8.50% 2014	3,225	3,064
Northwest Airlines, Inc. 9.875% 2007 (5)	1,000	561

Northwest Airlines, Inc. 7.875% 2008 (5)	1,000	555
Northwest Airlines, Inc. 10.00% 2009 (5)	2,750	1,492
Standard Aero Holdings, Inc. 8.25% 2014	2,575	2,498
Tyco International Group SA 6.125% 2008	2,375	2,411
H-Lines Finance Holding Corp. 0%/11.00% 2013 (6)	2,600	2,301
Waste Management, Inc. 7.00% 2006	1,000	1,000
Waste Management, Inc. 7.375% 2010	650	697
WMX Technologies, Inc. 7.10% 2026	500	553
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023 (2)	480	502
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024 (2)	1,467	1,400
Bombardier Inc. 6.30% 2014 (4)	2,100	1,895
Williams Scotsman, Inc. 8.50% 2015	1,500	1,541
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,482
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,369	1,424
K&F Industries, Inc. 7.75% 2014	1,400	1,410
Argo-Tech Corp. 9.25% 2011	1,188	1,241
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006 (2)	1,000	1,001
Qantas Airways Ltd. 6.05% 2016 (4)	900	906
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023 (2) (4)	563	561
Jet Equipment Trust, Series 1994-A, 11.79% 2013 (4) (5)	250	—
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,447
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,798
Abitibi-Consolidated Co. of Canada 8.89% 2011 (3)	3,500	3,447
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,675	7,023
JSG Funding PLC 9.625% 2012	575	609
JSG Funding PLC 7.75% 2015	€3,000	3,692
JSG Funding PLC 7.75% 2015	$2,000	1,900
JSG Holdings PLC 11.50% 2015 (7)	€3,420	4,433
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$8,275	7,758
Owens-Brockway Glass Container Inc. 8.875% 2009	2,197	2,268
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,385
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,546
Stone Container Corp. 9.75% 2011	$816	845
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,925
Stone Container Corp. 8.375% 2012	250	241
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,597
Norske Skogindustrier ASA 7.625% 2011 (4)	4,000	4,166
Norske Skogindustrier ASA 6.125% 2015 (4)	1,500	1,410
Georgia-Pacific Corp., First Lien Term Loan B, 7.39% 2012 (2) (3)	1,020	1,022
Georgia-Pacific Corp., Second Lien Term Loan C, 8.39% 2013 (2) (3)	4,225	4,273
International Paper Co. 5.85% 2012	3,640	3,724
International Paper Co. 5.50% 2014	1,050	1,040
UPM-Kymmene Corp. 5.625% 2014 (4)	4,500	4,390
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,571
Graphic Packaging International, Inc. 9.50% 2013	500	514
Weyerhaeuser Co. 5.95% 2008	533	539
Weyerhaeuser Co. 7.375% 2032	3,065	3,184
Lyondell Chemical Co. 9.50% 2008	1,355	1,401
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	750	780
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,225	1,320
Rhodia 10.25% 2010	1,625	1,828
Rhodia SA 9.25% 2011	€1,172	1,600
Stora Enso Oyj 6.404% 2016 (4)	$700	715
Stora Enso Oyj 7.25% 2036 (4)	2,265	2,352
United States Steel Corp. 9.75% 2010	2,103	2,255
Neenah Paper, Inc. 7.375% 2014	2,325	2,191
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	279
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,410
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	353
Plastipak Holdings, Inc. 8.50% 2015 (4)	2,000	2,030
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,979
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	$2,000	1,975
Airgas, Inc. 6.25% 2014	2,000	1,875
Steel Dynamics, Inc. 9.50% 2009	1,750	1,813
Building Materials Corp. of America 7.75% 2014	2,000	1,785
Associated Materials Inc. 9.75% 2012	1,750	1,754
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014 (6)	1,044	852
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	709
Domtar Inc. 7.125% 2015	1,500	1,403
Lafarge 6.50% 2016	400	414
Lafarge 7.125% 2036	600	645
Allegheny Technologies, Inc. 8.375% 2011	500	529
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (2) (4)	3,927	3,806
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (2)	54	53
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (2)	675	756
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014 (2) (4)	360	403
Ras Laffan Liquefied Natural Gas II 5.298% 2020 (2) (4)	7,500	7,241
Premcor Refining Group Inc. 9.25% 2010	3,750	3,967
Premcor Refining Group Inc. 6.125% 2011	2,000	2,045
Premcor Refining Group Inc. 6.75% 2011	2,700	2,822
Premcor Refining Group Inc. 9.50% 2013	650	708
Premcor Refining Group Inc. 6.75% 2014	2,000	2,057
Premcor Refining Group Inc. 7.50% 2015	275	288
Williams Companies, Inc. 6.375% 2010 (4)	1,000	1,000
Williams Companies, Inc. 7.125% 2011	500	515
Williams Partners LP 7.50% 2011 (4)	2,950	2,972
Williams Companies, Inc. 8.125% 2012	5,180	5,556
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (2) (4)	6,250	6,219
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014 (2)	3,000	2,985
Energy Transfer Partners, LP 5.95% 2015	8,555	8,551
El Paso Corp. 6.375% 2009	150	150
El Paso Corp. 7.75% 2010	1,500	1,560
El Paso Energy Corp. 7.375% 2012	100	102
El Paso Natural Gas Co. 7.50% 2026	175	184
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	2,002
Southern Natural Gas Co. 7.35% 2031	1,000	1,041
Southern Natural Gas Co. 8.00% 2032	1,325	1,472
Pogo Producing Co. 7.875% 2013 (4)	2,325	2,380

Pogo Producing Co. 6.625% 2015	100	96
Pogo Producing Co. 6.875% 2017	4,000	3,835
Qatar Petroleum 5.579% 2011 (4)	5,500	5,546
Newfield Exploration Co. 6.625% 2014	1,000	984
Newfield Exploration Co. 6.625% 2016	3,250	3,177
Delek & Avner-Yam Tethys Ltd. 5.326% 2013 (2) (4)	4,108	4,022
Petroleum Export Ltd., Class A-3, 5.265% 2011 (2) (4)	3,855	3,800
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	991
Enterprise Products Operating LP 8.375% 2066 (3)	2,500	2,636
Teekay Shipping Corp. 8.875% 2011	3,350	3,551
Drummond Co., Inc. 7.375% 2016 (4)	2,545	2,405
Encore Acquisition Co. 6.00% 2015	2,500	2,300
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,086
Pemex Project Funding Master Trust 6.625% 2035 (4)	2,000	1,968
Gulfstream Natural Gas 6.19% 2025 (4)	1,220	1,236
Reliance Industries Ltd., Series B, 10.25% 2097	500	662
Overseas Shipholding Group, Inc. 8.25% 2013	525	546
AES Corp. 9.50% 2009	695	745
AES Corp. 9.375% 2010	4,019	4,361
AES Corp. 8.75% 2013 (4)	6,350	6,842
AES Corp. 9.00% 2015 (4)	350	379
AES Red Oak, LLC, Series A, 8.54% 2019 (2)	897	960
AES Ironwood, LLC 8.857% 2025 (2)	1,147	1,273
AES Red Oak, LLC, Series B, 9.20% 2029 (2)	2,500	2,775
Mission Energy Holding Co. 13.50% 2008	1,525	1,710
Edison Mission Energy 7.73% 2009	1,500	1,549
Edison Mission Energy 7.75% 2016 (4)	6,000	6,105
Midwest Generation, LLC, Series B, 8.56% 2016 (2)	1,586	1,686
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,486
Southern Power Co., Series B, 6.25% 2012	6,000	6,212
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,562	3,904
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	150
Nevada Power Co., Series M, 5.95% 2016 (4)	1,450	1,456
NRG Energy, Inc. 7.25% 2014	725	721
NRG Energy, Inc. 7.375% 2016	4,675	4,658
American Electric Power Co., Inc. 4.709% 2007 (3)	5,000	4,967
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,748
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,500	1,491
MidAmerican Energy Holdings Co. 5.00% 2014	2,200	2,130
MidAmerican Energy Holdings Co. 6.125% 2036 (4)	1,500	1,521
Constellation Energy Group, Inc. 6.125% 2009	2,550	2,609
Constellation Energy Group, Inc. 4.55% 2015	1,080	997
Commonwealth Edison Co., Series 99, 3.70% 2008	1,500	1,466
Exelon Generation Co., LLC 6.95% 2011	1,300	1,380
Cilcorp Inc. 8.70% 2009	1,000	1,088
Union Electric Co. 5.25% 2012	1,495	1,482
Veolia Environnement 4.875% 2013	€1,630	2,144
SP PowerAssets Ltd. 3.80% 2008 (4)	$2,000	1,945
Mirant Americas Generation, Inc. 8.30% 2011	1,500	1,509
National Grid PLC 6.30% 2016	1,315	1,367
Scottish Power PLC 5.375% 2015	1,230	1,208
Israel Electric Corp. Ltd. 7.70% 2018 (4)	1,000	1,110
PSEG Energy Holdings Inc. 8.625% 2008	1,000	1,043
Oncor Electric Delivery Co. 6.375% 2012	800	826
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009 (4)	3,000	2,952
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011 (4)	3,250	3,166
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011 (4)	5,000	4,960
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,169
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,670
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009 (4)	4,500	4,468
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013 (4)	4,000	4,064
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,761
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,531
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,343
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	538	540
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	2,575	2,635
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (4)	111	111
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012 (4)	3,000	3,004
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,933
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,808
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,694
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,215
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011 (4)	2,000	1,990
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.56% 2035 (3)	1,766	1,770
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029 (5)	1,686	1,609
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007 (4)	1,500	1,525
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.64% 2035 (3)	1,243	1,244
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017 (4)	919	907
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.03% 2010 (3) (4)	750	752
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.61% 2033 (3)	579	579
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011 (4)	303	297
Electronic Data Systems Corp., Series B, 6.50% 2013 (3)	10,025	10,184
Electronic Data Systems Corp. 7.45% 2029	1,250	1,376
Celestica Inc. 7.875% 2011	6,750	6,817
Celestica Inc. 7.625% 2013	3,450	3,441
Sanmina-SCI Corp. 8.125% 2016	7,425	7,314
Western Union Co. 5.93% 2016 (4)	6,000	6,061
Xerox Corp. 7.125% 2010	5,000	5,225
Sabre Holdings Corp. 6.35% 2016	4,750	4,725
SunGard Data Systems Inc. 9.125% 2013	3,000	3,120
Jabil Circuit, Inc. 5.875% 2010	3,060	3,090
Motorola, Inc. 7.625% 2010	239	260
Motorola, Inc. 8.00% 2011	2,000	2,234
Nortel Networks Ltd. 10.75% 2016 (4)	1,550	1,666
Cisco Systems, Inc. 5.25% 2011	1,500	1,508
Freescale Semiconductor, Inc. 6.875% 2011	1,000	1,057
Exodus Communications, Inc. 11.625% 2010 (5) (8)	377	0
Tyson Foods, Inc. 6.85% 2016 (3)	9,000	9,283

Jean Coutu Group (PJC) Inc. 7.625% 2012	800	845
Jean Coutu Group (PJC) Inc. 8.50% 2014	6,475	6,265
SUPERVALU INC., Term Loan B, 7.188% 2012 (2) (3)	2,000	2,002
SUPERVALU INC. 7.50% 2012	2,800	2,853
Albertson’s, Inc. 8.00% 2031	2,000	1,954
Delhaize America, Inc. 8.125% 2011	6,100	6,578
Spectrum Brands, Inc. 7.375% 2015	7,375	5,937
Stater Bros. Holdings Inc. 8.89% 2010 (3)	2,550	2,588
Stater Bros. Holdings Inc. 8.125% 2012	2,000	2,020
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,243
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025 (2)	1,250	1,288
Gold Kist Inc. 10.25% 2014	1,371	1,584
CVS Corp. 6.117% 2013 (2) (4)	1,278	1,294
Duane Reade Inc. 9.89% 2010 (3)	1,000	1,018
Tesco PLC 5.50% 2033	£330	655
Columbia/HCA Healthcare Corp. 7.00% 2007	$2,500	2,525
HCA Inc. 5.50% 2009	6,150	6,173
Concentra Operating Corp. 9.50% 2010	4,000	4,180
Concentra Operating Corp. 9.125% 2012	3,250	3,396
HealthSouth Corp. 11.418% 2014 (3) (4)	3,875	3,972
HealthSouth Corp. 10.75% 2016 (4)	1,375	1,411
Tenet Healthcare Corp. 6.375% 2011	1,000	884
Tenet Healthcare Corp. 9.875% 2014	1,600	1,602
Tenet Healthcare Corp. 9.25% 2015	1,850	1,790
Aetna Inc. 5.75% 2011	3,000	3,052
Wyeth 5.50% 2016	3,000	3,003
Mylan Laboratories Inc. 5.75% 2010	3,000	2,981
Amgen Inc. 4.00% 2009	2,500	2,425
Triad Hospitals, Inc. 7.00% 2012	2,250	2,239
Humana Inc. 6.45% 2016	1,500	1,557
Universal Health Services, Inc. 7.125% 2016	1,200	1,266
Cardinal Health, Inc. 5.85% 2017	1,235	1,236
Warner Chilcott Corp. 8.75% 2015	1,000	1,040
UnitedHealth Group Inc. 5.20% 2007	1,000	999
WellPoint, Inc. 5.25% 2016	625	614
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	2,920	3,132
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	1,500	1,653
State of North Carolina, Eastern Municipal Power Agency., Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,594
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,523	1,519
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	401	402

Total bonds & notes (cost: $2,657,943,000)		2,679,063

	Shares or principal amount
Convertible securities - 0.23%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	1,959
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	632
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	457
Conexant Systems, Inc. 4.00% convertible notes 2007	$1,500,000	1,489
SCI Systems, Inc. 3.00% convertible debentures 2007	$1,000,000	985
American Tower Corp. 5.00% convertible debentures 2010	$2,000,000	2,000

Total convertible securities (cost: $6,578,000)		7,522

	Shares
Preferred stocks - 3.06%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (3)	16,216,000	16,326
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred (3) (4)	4,650,000	4,987
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (3) (4)	13,990,000	13,999
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (3) (4)	6,430,000	6,890
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (3) (4)	6,075,000	6,402
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (3) (4)	10,090,000	9,690
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred (3) (4)	6,030,000	6,849
Fannie Mae, Series O, 7.085% preferred (3) (4)	100,000	5,319
ING Capital Funding Trust III 8.439% noncumulative preferred (3)	4,250,000	4,720
BNP Paribas 5.186% noncumulative (3) (4)	2,200,000	2,087
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (3) (4)	1,175,000	1,203
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (3) (4)	850,000	958
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (3) (4)	3,750,000	3,987
RBS Capital Trust I 4.709% noncumulative trust preferred (3)	3,500,000	3,282
Deutsche Bank Capital Funding Trust I, 7.872% (3) (4)	2,500,000	2,649
Wachovia Capital Trust III 5.80% (3)	2,450,000	2,459
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities (4)	65,000	1,897
HVB Funding Trust VIII 7.055% (3)	900,000	1,284
ACE Ltd., Series C, 7.80% preferred depositary shares	42,760	1,110
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (3) (4)	1,000,000	1,037
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares (3) (4)	750,000	814
First Republic Capital Corp., Series A, 10.50% preferred (4)	750	803
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	20,000	529
ZiLOG, Inc.-MOD III Inc., units (8) (10)	55	8
Adelphia Communications Corp., Series B, 13.00% preferred 2009 (10)	5,000	3

Total preferred stocks (cost: $97,700,000)		99,292

	Shares
Common stocks -0.19%
Drax Group PLC (10)	231,144	3,605
Sprint Nextel Corp., Series 1	33,726	578
XO Holdings, Inc. (10)	1,134	5
DigitalGlobe Inc. (4) (8) (10)	306,464	307
Delta Air Lines, Inc. (10)	60,887	83
ZiLOG, Inc. (10)	32,500	119
Clarent Hospital Corp. (8) (10)	16,114	4
Other common stocks in initial period of acquisition		1,664

Total common stocks (cost: $3,173,000)		6,365

	Shares
Rights & warrants - 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010 (10)	2,273	2
XO Holdings, Inc., Series B, warrants, expire 2010 (10)	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010 (10)	1,704	1
GT Group Telecom Inc., warrants, expire 2010 (4) (8) (10)	1,000	0

Total rights & warrants (cost: $52,000)		4

	Principal amount (000)
Short-term securities - 12.66%
Coca-Cola Co. 5.21% due 11/13/2006 (1) (4)	$35,400	35,174
Atlantic Industries 5.20% due 10/13/2006 (4)	16,885	16,853
Coca-Cola Co. 5.19% due 11/2/2006 (4)	11,300	11,246
Three Pillars Funding, LLC 5.26%-5.36% due 10/2-10/19/2006 (4)	57,422	57,311
Variable Funding Capital Corp. 5.25%-5.35% due 10/2-10/18/2006 (4)	33,300	33,247
Gannett Co. 5.20% due 10/3-10/25/2006 (4)	30,500	30,459
Clipper Receivables Co., LLC 5.28% due 11/10/2006 (1) (4)	25,000	24,856
Concentrate Manufacturing Co. of Ireland 5.19% due 10/23/2006 (4)	23,900	23,821
International Lease Finance Corp. 5.21%-5.235% due 10/24-12/27/2006	22,500	22,399
Bank of America Corp. 5.27% due 10/20/2006	21,500	21,437
NetJets Inc. 5.20% due 11/9/2006 (4)	20,200	20,083
Hershey Co. 5.20% due 10/4/2006 (4)	19,500	19,489
Kimberly-Clark Worldwide Inc. 5.20% due 10/13/2006 (4)	18,700	18,665
3M Co. 5.19% due 11/17/2006	18,300	18,178
Wal-Mart Stores Inc. 5.21% due 12/19/2006 (4)	17,500	17,302
Becton, Dickinson and Co. 5.22% due 10/19-10/30/2006	15,349	15,304
Colgate-Palmolive Co. 5.19% due 10/31/2006 (4)	13,300	13,240
Federal Home Loan Bank 5.13% due 10/20/2006	11,100	11,068
Edison Asset Securitization LLC 5.36% due 10/16/2006 (4)	1,300	1,297
Total short-term securities (cost: $411,412,000)		411,429

Total investment securities (cost: $3,176,858,000)		3,203,675
Other assets less liabilities		45,451

Net assets		$3,249,126

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(2)	Principal payments may be made periodically.

Therefore, the effective maturity date may be earlier than the stated maturity date.

(3)	Coupon rate may change periodically.

(4)	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $777,972,000, which represented 23.94% of the net assets of the fund.

(5)	Scheduled interest and/or principal payment was not received.

(6)	Step bond; coupon rate will increase at a later date.

(7)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(8)	Valued under fair value procedures adopted by authority of the board of trustees.

(9)	Index-linked bond whose principal amount moves with a government retail price index.

(10)	Security did not produce income during the last 12 months.

American Funds Insurance Series Bond Fund

(dollars in thousands)
Federal income tax information
Gross unrealized appreciation on investment securities	$55,105
Gross unrealized depreciation on investment securities	(28,891)
Net unrealized appreciation on investment securities	26,214

Cost of investment securities for federal income tax purposes	3,177,461

GVIT International Index Fund

Statement of Investments

September 30, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.7%)
AUSTRALIA (4.8%)
Airlines (0.0%)
Qantas Airways Ltd. (c)	4,946	$14,414

Apparel (0.0%)
Billabong International Ltd. (c)	219	2,389

Banks (1.3%)
Australia & New Zealand Banking	6,388	127,638
Group Ltd. (c)
Commonwealth Bank of Australia (c)	4,324	147,304
National Australia Bank Ltd. (c)	5,391	147,218
Westpac Banking Corp. (c)	6,400	108,212

		530,372

Beverages (0.1%)
Coca-Cola Amatil Ltd. (c)	2,629	13,097
Foster’s Group Ltd. (c)	8,094	38,797
Lion Nathan Ltd. (c)	249	1,502

		53,396

Building Materials (0.1%)
Boral Ltd. (c)	1,323	7,123
CSR Ltd. (c)	4,558	10,110
Rinker Group Ltd. (c)	3,618	37,228

		54,461

Commercial Services (0.1%)
ABC Learning Centres Ltd. (c)	1,660	7,740
Brambles Industries Ltd. (c)	3,862	36,668
Transurban Group (c)	3,683	20,022

		64,430

Computers (0.0%)
Computershare Ltd. (c)	985	5,652

Engineering & Construction (0.1%)
Downer EDI Ltd. (c)	492	2,197
Leighton Holdings Ltd. (c)	177	2,548
Macquarie Airports (c)	3,560	8,137
Multiplex Group (c)	2,807	7,354
WorleyParsons Ltd. (c)	358	4,486

		24,722

Entertainment (0.1%)
Aristocrat Leisure Ltd. (c)	901	9,453
TABCorp. Holdings Ltd. (c)	1,644	19,155

		28,608

Finance Services (0.2%)
Australian Stock Exchange Ltd. (c)	774	18,719
Babcock & Brown Ltd. (c)	682	10,230
Challenger Financial Services Group Ltd. (c)	2,908	7,512
Macquarie Bank Ltd. (c)	873	45,000
Perpetual Ltd. (c)	50	2,721

		84,182

Food (0.1%)
Goodman Fielder Ltd. (c)	1,597	2,570
Woolworths Ltd. (c)	3,772	56,913

		59,483

Forest Products & Paper (0.0%)
PaperlinX Ltd. (c)	262	751

Gas (0.1%)
Alinta Ltd. (c)	1,422	12,068
Australian Gas Light Co. Ltd. (c)	1,272	20,335

		32,403

Healthcare (0.0%)
Cochlear Ltd. (c)	107	4,217
DCA Group Ltd. (c)	3,479	8,885
Sonic Healthcare Ltd. (c)	475	4,663

		17,765

Insurance (0.3%)
AMP Ltd. (c)	5,997	39,930
AXA Asia Pacific Holdings Ltd. (c)	1,946	9,421
Insurance Australia Group Ltd. (c)	6,521	25,631
QBE Insurance Group Ltd. (c)	2,625	47,870

		122,852

Investment Companies (0.1%)
Macquarie Communications Infrastructure Group (c)	250	1,154
Macquarie Infrastructure Group (c)	10,691	25,479

		26,633

Iron & Steel (0.0%)
BlueScope Steel Ltd. (c)	2,997	14,462
OneSteel Ltd. (c)	714	2,234

		16,696

Leisure (0.0%)
Tattersall’s Ltd. (c)	5,382	14,346

Media (0.0%)
John Fairfax Holdings Ltd. (c)	1,595	5,016
Publishing & Broadcasting Ltd. (c)	773	10,721

		15,737

Mining (0.9%)
Alumina Ltd. (c)	4,460	20,496
BHP Billiton Ltd. (c)	12,104	229,389
Iluka Resources Ltd. (c)	790	4,178
Newcrest Mining Ltd. (c)	943	15,754
Paladin Resources Ltd. (b) (c)	2,348	8,299
Rio Tinto Ltd. (c)	1,092	56,923
Zinifex Ltd. (c)	2,139	18,686

		353,725

Miscellaneous Manufacturing (0.1%)
Ansell Ltd. (c)	5	39
Orica Ltd. (c)	830	13,883
Wesfarmers Ltd. (c)	1,446	37,623

		51,545

Oil & Gas (0.2%)
Caltex Australia Ltd. (c)	657	11,700
Origin Energy Ltd. (c)	1,810	8,977
Santos Ltd. (c)	2,535	21,090
Woodside Petroleum Ltd. (c)	1,712	50,036

		91,803

Packaging & Containers (0.0%)
AmCor Ltd. (c)	2,433	13,470

Pharmaceuticals (0.1%)
CSL Ltd. (c)	689	27,658
Mayne Pharma Ltd. (c)	3,520	11,257
Symbion Health Ltd. (c)	3,405	8,652

		47,567

Public Thoroughfares (0.0%)
Sydney Roads Group (b)	3,298	2,728

Real Estate (0.7%)
Centro Properties Group (c)	2,000	11,985
CFS Retail Property Trust (c)	1,767	2,658
CFS Retail Property Trust (b)	54	80
Commonwealth Property Office Fund (c)	539	566
DB RREEF Trust (c)	4,986	5,942
GPT Group (c)	7,643	26,747
IMMOEAST Immobilien Anlagen (b) (c)	892	10,844
ING Industrial Fund (c)	5,742	10,096
Investa Property Group (c)	7,825	14,330
Lend Lease Corp. Ltd. (c)	820	9,773
Macquarie Goodman Group (c)	5,829	28,263
Macquarie Office Trust (c)	2,242	2,493
Mirvac Group (c)	4,404	15,534
Stockland (c)	5,411	29,822
Stockland (b)	164	888
Westfield Group (c)	5,556	77,843

		247,864

Retail (0.1%)
Coles Myer Ltd. (c)	4,620	49,505
Harvey Norman Holdings Ltd. (c)	942	2,481

		51,986

Telecommunications (0.1%)
Telstra Corp. Ltd. (c)	8,722	24,074

Transportation (0.0%)
Toll Holdings Ltd. (c)	1,374	15,735

		2,069,789

AUSTRIA (0.5%)
Banks (0.1%)
Erste Bank der Oesterreichischen	581	36,141
Sparkassen AG (c)
Raiffeisen International Bank Holding AG (c)	83	8,845

		44,986

Building Materials (0.0%)
Wienerberger AG (c)	300	14,174

Electric (0.0%)
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (c)	170	8,223

Entertainment (0.0%)
BetandWin.Com Interactive Entertainment AG (b) (c)	146	3,844

Insurance (0.0%)
Wiener Staedtische Versicherung AG (c)	32	2,008

Iron & Steel (0.1%)
Boehler-Uddeholm AG (c)	220	12,382
Voestalpine AG (c)	352	14,550

		26,932

Machinery-Diversified (0.0%)
Andritz AG (c)	54	8,259

Miscellaneous Manufacturing (0.0%)
RHI AG (b) (c)	186	7,275

Oil & Gas (0.1%)
OMV AG (c)	595	30,850

Real Estate (0.1%)
IMMOFINANZ Immobilien Anlagen AG (b) (c)	1,189	14,333
Meinl European Land Ltd. (b) (c)	714	15,550

		29,883

Telecommunications (0.1%)
Telekom Austria AG (c)	1,386	34,950

		211,384

BELGIUM (1.2%)
Banks (0.6%)
Dexia (c)	1,873	48,496
Fortis (c)	4,215	170,964
KBC Groep NV (c)	708	74,519

		293,979

Beverages (0.1%)
InBev NV (c)	569	31,336

Chemicals (0.1%)
Solvay SA (c)	197	25,477
Umicore (c)	123	18,179

		43,656

Electrical Components & Equipment (0.0%)
Bekaert SA (c)	6	590

Electronics (0.0%)
BarCo NV (c)	28	2,562

Food (0.1%)
Colruyt SA (c)	29	4,950
Delhaize Group (c)	318	26,711

		31,661

Holding Companies-Diversified (0.1%)
Groupe Bruxelles Lambert SA (c)	290	30,929

Miscellaneous Manufacturing (0.0%)
AGFA-Gevaert NV (c)	509	12,063

Pharmaceuticals (0.1%)
Omega Pharma SA (c)	21	1,209
UCB SA (c)	365	23,199

		24,408

Telecommunications (0.1%)
BelgaCom SA (c)	719	28,026
Mobistar SA (c)	136	11,263

		39,289

		510,473

DENMARK (0.7%)
Banks (0.3%)
Danske Bank (c)	1,600	62,902
Sydbank (c)	147	5,413

		68,315

Beverages (0.0%)
Carlsberg (c)	50	4,203

Biotechnology (0.0%)
Novozymes (c)	100	7,624

Building Materials (0.0%)
FLSmidth & Co. (c)	100	4,633

Diversified (0.0%)
NKT Holding AS (c)	50	3,779

Electrical Components & Equipment (0.0%)
Vestas Wind Systems (b) (c)	800	21,314

Food (0.1%)
Danisco AS (c)	200	16,233
East Asiatic Co. Ltd. (c)	150	7,041

		23,274

Healthcare-Products (0.1%)
Coloplast (c)	150	12,053
GN Store Nord (c)	1,000	15,302
William Demant Holding (b) (c)	50	3,836

		31,191

Home Furnishings (0.0%)
Bang & Olufsen (c)	60	6,440

Insurance (0.0%)
Topdanmark (b) (c)	50	6,907
TrygVesta AS (c)	153	9,115

		16,022

Pharmaceuticals (0.1%)
Novo-Nordisk (c)	850	63,260

Transportation (0.1%)
AP Moller - Maersk AS (c)	4	34,244
DSV (c)	100	17,473

		51,717

		301,772

FINLAND (1.4%)
Auto Parts & Equipment (0.0%)
Nokian Renkaat OYJ (c)	550	9,882

Banks (0.0%)
OKO Bank PLC (c)	22	350

Computers (0.0%)
Tietoenator OYJ (c)	380	11,165

Electric (0.1%)
Fortum OYJ (c)	1,800	47,968

Engineering & Construction (0.0%)
YIT OYJ (c)	558	12,922

Finance Services (0.1%)
Sampo OYJ (c)	1,800	37,473

Food (0.0%)
Kesko OYJ (c)	100	4,203

Forest Products & Paper (0.3%)
Stora Enso OYJ (c)	2,300	34,785
UPM-Kymmene OYJ (c)	1,900	45,037

		79,822

Hand & Machine Tools (0.0%)
KCI Konecranes OYJ (c)	380	7,199

Iron & Steel (0.0%)
Outokumpu OYJ (c)	400	10,202
Rautaruukki OYJ (c)	200	5,736

		15,938

Leisure (0.0%)
Amer Sports OYJ (c)	250	5,609

Machinery-Diversified (0.1%)
Kone OYJ (c)	340	16,478
Metso OYJ (c)	600	22,079

		38,557

Media (0.0%)
Sanoma-WSOY OYJ (c)	30	769

Medical-Drugs (0.0%)
Orion OYJ (b) (c)	100	1,902

Miscellaneous Manufacturing (0.0%)
Uponor OYJ (c)	100	2,702
Wartsila OYJ (c)	100	4,054

		6,756

Oil & Gas (0.0%)
Neste Oil OYJ (c)	550	16,037

Telecommunications (0.8%)
Elisa OYJ (c)	700	15,428
Nokia OYJ (c)	14,000	275,748

		291,176

Transportation (0.0%)
Cargotec Corp. (c)	80	3,382

		591,110

FRANCE (9.0%)
Advertising (0.1%)
PagesJaunes Groupe SA (c)	320	9,093
Publicis Groupe (c)	568	22,369

		31,462

Aerospace & Defense (0.1%)
Safran SA (c)	425	8,583
Thales SA (c)	368	16,311
Zodiac SA (c)	196	11,619

		36,513

Airlines (0.0%)
Air France-KLM (c)	562	16,909

Apparel (0.0%)
Hermes Int’l (c)	179	16,535

Auto Manufacturers (0.3%)
Peugeot SA (c)	642	36,191
Renault SA (c)	635	72,725

		108,916

Auto Parts & Equipment (0.1%)
Compagnie Generale des Etablissements	588	43,079
Michelin (c)
Valeo SA (c)	328	11,676

		54,755

Banks (1.4%)
BNP Paribas (c)	2,848	306,024
Credit Agricole SA (c)	1,926	84,436
Societe Generale (c)	1,206	191,576

		582,036

Beverages (0.1%)
Pernod-Ricard SA (c)	294	61,144

Building Materials (0.4%)
Cie de Saint-Gobain (c)	1,057	76,621
Imerys SA (c)	53	4,431
Lafarge SA (c)	551	71,070

		152,122

Chemicals (0.2%)
Air Liquide (c)	430	87,702

Commercial Services (0.0%)
Societe Des Autoroutes Paris-Rhin-Rhone (c)	133	9,910

Computers (0.1%)
Atos Origin SA (b) (c)	289	15,891
Capgemini SA (c)	513	27,147

		43,038

Cosmetics & Personal Care (0.2%)
L’Oreal SA (c)	972	98,593

Electric (0.3%)
Suez SA (c)	3,356	147,437

Electrical Components & Equipment (0.2%)
Schneider Electric SA (c)	848	94,429

Engineering & Construction (0.3%)
Bouygues (c)	758	40,472
Vinci SA (c)	816	90,706

		131,178

Food (0.6%)
Carrefour SA (c)	2,089	131,820
Casino Guichard Perrachon SA (c)	191	15,367
Groupe Danone (c)	838	117,510

		264,697

Food Service (0.0%)
Sodexho Alliance SA (c)	255	14,106

Gas (0.1%)
Gaz de France (c)	583	23,185

Healthcare-Products (0.1%)
Cie Generale d’Optique Essilor Int’l SA (c)	376	38,479

Holding Companies-Diversified (0.2%)
LVMH Moet Hennessy Louis Vuitton SA (c)	789	81,136

Home Furnishings (0.0%)
Thomson (c)	1,052	16,550

Household Products (0.0%)
Societe BIC SA (c)	35	2,176

Insurance (0.5%)
AXA SA (c)	5,666	208,761
CNP Assurances (c)	101	9,786
Scor (c)	2,811	6,826

		225,373

Lodging (0.1%)
Accor SA (c)	819	55,735

Machinery-Diversified (0.1%)
Alstom RGPT (b) (c)	361	32,635

Manufacturing (0.1%)
Vallourec SA (c)	152	35,430

Media (0.5%)
Lagardere SCA (c)	466	33,573
M6-Metropole Television (c)	120	3,684
Societe Television Francaise 1 (c)	504	16,108
Vivendi SA (c)	4,037	145,372

		198,737

Office & Business Equipment (0.0%)
Neopost SA (c)	78	9,319

Oil & Gas (1.3%)
Technip SA (c)	342	19,485
Total SA (c)	7,499	491,799

		511,284

Pharmaceuticals (0.7%)
Sanofi-Aventis (c)	3,457	307,305

Real Estate Investment Trusts (0.1%)
Gecina SA (c)	6	800
Klepierre (c)	74	11,075
Unibail (c)	182	38,239

		50,114

Retail (0.1%)
PPR SA (c)	203	30,076

Semiconductors (0.1%)
STMicroelectronics NV (c)	2,712	46,867

Software (0.1%)
Business Objects SA (b) (c)	455	15,441
Dassault Systemes SA (c)	138	7,746

		23,187

Telecommunications (0.4%)
Alcatel SA (c)	4,515	55,057
France TeleCom SA (c)	5,646	129,839

		184,896

Water (0.1%)
Veolia Environnement (c)	1,036	62,420

		3,886,386

GERMANY (6.7%)
Airlines (0.0%)
Deutsche Lufthansa AG (c)	995	21,019

Apparel (0.1%)
Adidas AG (c)	841	39,477
Puma AG Rudolf Dassler Sport (c)	48	16,340

		55,817

Auto Manufacturers (0.6%)
DaimlerChrysler AG (c)	3,082	154,054
Porsche AG (c)	31	32,049
Volkswagen AG (c)	300	17,677
Volkswagen AG (c)	671	57,303

		261,083

Auto Parts & Equipment (0.1%)
Continental AG (c)	518	60,068

Banks (0.9%)
Commerzbank AG (c)	2,274	76,907
Deutsche Bank AG (c)	1,790	215,854
Deutsche Postbank AG (c)	143	10,845
Hypo Real Estate Holding AG (c)	523	32,586
Jyske Bank (b) (c)	150	8,639

		344,831

Chemicals (0.6%)
BASF AG (c)	1,826	146,376
Bayer AG (c)	2,383	121,062

		267,438

Computers (0.0%)
Wincor Nixdorf AG (c)	35	5,072

Cosmetics/Personal Care (0.0%)
Beiersdorf AG (c)	88	4,657

Electric (1.0%)
E. ON AG (c)	2,166	257,464
RWE AG (c)	1,522	140,378
RWE AG (c)	79	6,597

		404,439

Energy (0.0%)
Solarworld AG (c)	172	9,441

Engineering & Construction (0.1%)
Bilfinger Berger AG (c)	56	3,305
Hochtief AG (c)	195	12,192
Linde AG (c)	432	40,697

		56,194

Finance Services (0.1%)
Deutsche Boerse AG (c)	391	58,623
MLP AG (c)	88	1,965

		60,588

Food (0.1%)
Metro AG (c)	523	30,468
Suedzucker AG (c)	51	1,253

		31,721

Healthcare-Services (0.1%)
Fresenius Medical Care AG (c)	238	30,879

Household Products (0.1%)
Henkel KGaA (c)	196	27,331

Insurance (0.9%)
Allianz AG (c)	1,364	235,506
Muenchener Rueckversicherungs AG (c)	694	109,540

		345,046

Iron & Steel (0.1%)
Salzgitter AG (c)	105	9,856
ThyssenKrupp AG (c)	1,418	47,661

		57,517

Leisure (0.0%)
TUI AG (c)	978	20,177

Machinery-Diversified (0.2%)
Heidelberger Druckmaschinen (c)	243	10,024
MAN AG (c)	516	43,505
Rheinmetall AG (c)	155	11,238

		64,767

Media (0.0%)
Premiere AG (b) (c)	428	5,670

Miscellaneous Manufacturing (0.6%)
Siemens AG (c)	2,848	247,815

Pharmaceuticals (0.1%)
Altana AG (c)	289	15,957
Celesio AG (c)	209	10,888
Merck KGaA (c)	226	23,849

		50,694

Real Estate (0.0%)
IVG Immobilien AG (c)	301	10,921

Retail (0.0%)
Douglas Holding AG (c)	15	701
KarstadtQuelle AG (b) (c)	320	7,621

		8,322

Semiconductors (0.1%)
Infineon Technologies AG (b) (c)	2,678	31,703

Software (0.3%)
SAP AG (c)	738	146,197

Telecommunications (0.4%)
Deutsche Telekom AG (c)	9,693	153,739

Transportation (0.2%)
Deutsche Post AG (c)	2,990	78,357
Frontline Ltd. (c)	250	9,564

		87,921

		2,871,067

GREECE (0.6%)
Banks (0.4%)
Alpha Bank AE (c)	1,486	39,654
EFG Eurobank Ergasias SA (c)	668	20,455
National Bank of Greece SA (c)	1,485	64,065
Piraeus Bank SA (c)	913	23,642

		147,816

Beverages (0.0%)
Coca Cola Hellenic Bottling Co. SA (c)	244	8,397

Building Materials (0.0%)
Titan Cement Co. SA (c)	105	4,977

Electric (0.0%)
Public Power Corp. (c)	533	12,827

Engineering & Construction (0.0%)
Hellenic Technodomiki Tev SA (c)	560	5,478

Entertainment (0.1%)
OPAP SA (c)	902	30,351

Finance Services (0.0%)
Hellenic Exchanges Holding SA (c)	326	5,159

Holding Companies-Diversified (0.0%)
Viohal Co. (c)	41	415

Oil & Gas (0.0%)
Hellenic Petroleum SA (c)	122	1,460
Motor Oil Hellas Corinth Refineries SA (c)	2	51

		1,511

Retail (0.0%)
Germanos SA (c)	36	858

Telecommunications (0.1%)
Cosmote Mobile TeleCommunications SA (c)	489	11,729
Hellenic TeleCommunications Organization SA (b) (c)	1,061	25,970

		37,699

		255,488

HONG KONG (1.7%)
Airlines (0.0%)
Cathay Pacific Airways Ltd. (c)	2,000	4,094

Apparel (0.0%)
Yue Yuen Industrial Holdings (c)	500	1,552

Banks (0.4%)
Bank of East Asia Ltd. (c)	6,200	28,286
BOC Hong Kong Holdings Ltd. (c)	16,000	35,923
Hang Seng Bank Ltd. (c)	2,400	30,334
SunCorp.-Metway Ltd. (c)	2,172	35,488

		130,031

Building & Construction (0.0%)
Cheung Kong Infrastructure Holdings Ltd. (c)	1,000	3,059

Chemicals (0.0%)
Kingboard Chemical Holdings Ltd. (c)	1,500	5,393

Distribution & Wholesale (0.1%)
Esprit Holdings Ltd. (c)	4,000	36,453
Li & Fung Ltd. (c)	8,800	21,849

		58,302

Electric (0.1%)
CLP Holdings Ltd. (c)	6,000	36,331
HongKong Electric Holdings (c)	4,500	21,038

		57,369

Electrical Components & Equipment (0.0%)
Johnson Electric Holdings Ltd. (c)	500	437

Finance Services (0.1%)
Hong Kong Exchanges & Clearing Ltd. (c)	4,000	29,140

Gas (0.1%)
Hong Kong & China Gas (c)	15,000	35,147
Xinao Gas Holdings Ltd. (c)	4,000	4,103

		39,250

Hand & Machine Tools (0.0%)
Techtronic Industries Co. (c)	3,500	5,161

Holding Companies-Diversified (0.3%)
Hutchison Whampoa Ltd. (c)	8,000	70,574
MelCo International Development (c)	3,000	6,424
Swire Pacific Ltd. (c)	3,500	36,538
Wharf Holdings Ltd. (c)	3,000	10,272

		123,808

Lodging (0.0%)
ShanGri-La Asia Ltd. (c)	2,000	4,444

Real Estate (0.5%)
Cheung Kong Holdings Ltd. (c)	6,000	64,349
Hang Lung Properties Ltd. (c)	5,000	10,670
Henderson Land Development Co. Ltd. (c)	3,000	16,844
Hopewell Holdings (c)	1,000	2,848
Hysan Development Co. Ltd. (c)	1,000	2,564
Kerry Properties Ltd. (c)	1,000	3,657
New World Development Ltd. (c)	10,000	17,177
Shun TAK Holdings Ltd. (c)	2,000	2,352
Sino Land Co. (c)	8,000	14,148
Sun Hung Kai Properties Ltd. (c)	5,000	54,525

		189,134

Real Estate Investment Trusts (0.0%)
Link REIT (The) (c)	9,500	19,762

Retail (0.0%)
Giordano Int’l Ltd. (c)	14,000	6,819

Semiconductors (0.0%)
Solomon Systech International Ltd. (c)	24,000	4,185

Telecommunications (0.1%)
FoxConn Int’l Holdings Ltd. (b) (c)	5,730	17,625
Hutchison TeleCommunications Int’l Ltd. (b) (c)	4,000	7,079
PCCW Ltd. (c)	15,000	9,162

		33,866

Transportation (0.0%)
MTR Corp. (c)	6,500	16,307

		732,113

IRELAND (0.8%)
Banks (0.5%)
Allied Irish Banks PLC (c)	3,163	84,523
Bank of Ireland (c)	3,253	63,593
Depfa Bank PLC (c)	1,368	25,248

		173,364

Beverages (0.0%)
C&C Group PLC (c)	1,410	19,152

Building Materials (0.2%)
CRH PLC (c)	2,097	70,839
Kingspan Group PLC (c)	419	8,633

		79,472

Finance Services (0.1%)
Irish Life & Permanent PLC (c)	1,103	27,611

Food (0.0%)
GreenCore Group PLC (c)	1,424	7,049
Iaws Group PLC (c)	132	2,451
Kerry Group PLC (c)	259	6,145

		15,645

Holding Companies-Diversified (0.0%)
DCC PLC (c)	88	2,198

Media (0.0%)
Independent News & Media PLC (c)	3,172	9,565

Pharmaceuticals (0.0%)
Elan Corp. PLC (b) (c)	1,332	20,530

Retail (0.0%)
Grafton Group PLC (b) (c)	1,055	13,921

		361,458

ITALY (3.7%)
Aerospace & Defense (0.1%)
Finmeccanica SpA (c)	1,199	26,774

Auto Manufacturers (0.1%)
Fiat SpA (b) (c)	2,256	35,932

Auto Parts & Equipment (0.0%)
Pirelli & C SpA (c)	15,165	13,036

Banks (1.4%)
Banca Intesa SpA (c)	2,546	15,579
Banca Intesa SpA (c)	14,147	93,005
Banca Monte dei Paschi di Siena SpA (c)	3,155	19,128
Banca Popolare di Milano SCRL (c)	1,712	22,626
Banca Popolare di Verona e Novara SCRL (c)	1,427	39,431
Banche Popolari Unite Scpa (c)	1,344	36,170
Capitalia SpA (c)	6,037	49,938
Sanpaolo IMI SpA (c)	4,052	85,652
UniCredito Italiano SpA (c)	26,717	221,694

		583,223

Building Materials (0.0%)
Italcementi SpA (c)	59	1,494

Commercial Services (0.1%)
Autostrade SpA (c)	924	27,375

Electric (0.4%)
Enel SpA (c)	14,874	135,756
Terna SpA (c)	5,635	16,402

		152,158

Entertainment (0.0%)
Lottomatica SpA (c)	264	9,960

Finance Services (0.1%)
Banca Fideuram SpA (c)	333	2,124
Mediobanca SpA (c)	1,963	42,813

		44,937

Gas (0.0%)
Snam Rete Gas SpA (c)	4,326	21,001

Healthcare-Products (0.0%)
Luxottica Group SpA (c)	323	9,522

Insurance (0.4%)
Alleanza Assicurazioni SpA (c)	1,822	21,305
Assicurazioni Generali SpA (c)	3,393	126,792
Fondiaria-Sai SpA (c)	157	6,882
Mediolanum SpA (c)	423	3,143
Unipol SpA (c)	1,499	4,442

		162,564

Media (0.1%)
Gruppo Editoriale L’Espresso SpA (c)	10	51
Mediaset SpA (c)	3,136	33,698
Seat Pagine Gialle SpA (c)	20,997	10,501

		44,250

Oil & Gas (0.6%)
Eni SpA (c)	8,958	266,138

Retail (0.0%)
Autogrill SpA (c)	224	3,565
Bulgari SpA (c)	846	10,770

		14,335

Telecommunications (0.4%)
TeleCom Italia SpA (c)	38,469	109,073
TeleCom Italia SpA (c)	19,674	47,343
Tiscali SpA (b) (c)	1,731	4,905

		161,321

		1,574,020

JAPAN (22.3%)
Advertising (0.0%)
Dentsu, Inc. (c)	5	13,608

Agriculture (0.1%)
Japan Tobacco, Inc. (c)	16	62,288

Airlines (0.1%)
All Nippon Airways Co. Ltd. (c)	3,000	12,144
Japan Airlines Corp. (b) (c)	5,000	9,776

		21,920

Apparel (0.1%)
Asics Corp. (c)	1,000	13,046
Onward Kashiyama Co. Ltd. (c)	1,000	14,395

		27,441

Auto Manufacturers (1.8%)
Hino Motors Ltd. (c)	1,000	5,411
Honda Motor Co. Ltd. (c)	5,400	181,503
Nissan Motor Co. Ltd. (c)	7,700	86,228
Toyota Motor Corp. (c)	10,200	555,122

		828,264

Auto Parts & Equipment (0.4%)
Aisin Seiki Co. Ltd. (c)	700	20,485
Bridgestone Corp. (c)	2,000	40,505
Denso Corp. (c)	1,800	63,374
JTEKT Corp. (c)	500	9,709
NGK Spark Plug Co. Ltd. (c)	1,000	19,896
NOK Corp. (c)	400	9,894
Sumitomo Rubber Industries, Inc. (c)	1,100	12,120
Toyoda Gosei Co. Ltd. (c)	100	2,205

		178,188

Banks (2.7%)
77 Bank Ltd.(The) (c)	1,000	6,936

Bank of Fukuoka Ltd.(The) (c)	2,000	14,704
Bank of Yokohama Ltd.(The) (c)	5,000	39,453
Chiba Bank Ltd.(The) (c)	3,000	26,780
Gunma Bank Ltd.(The) (c)	1,000	7,402
Hokuhoku Financial Group, Inc. (c)	4,000	15,084
Joyo Bank Ltd.(The) (c)	2,000	11,870
Mitsubishi UFJ Financial Group, Inc.	30	386,082
Mitsui Trust Holdings, Inc. (c)	2,000	22,805
Mizuho Financial Group, Inc. (c)	33	256,255
Nishi-Nippon City Bank Ltd.(The) (c)	2,000	9,832
Resona Holdings, Inc. (c)	15	45,053
Sapporo Hokuyo Holdings, Inc. (c)	1	10,904
Shinsei Bank Ltd. (c)	6,000	36,623
Shizuoka Bank Ltd.(The) (c)	2,000	21,762
Sumitomo Mitsui Financial Group, Inc. (c)	21	220,547
Sumitomo Trust & Banking Co. Ltd.(The) (c)	4,000	41,961
Suruga Bank Ltd. (c)	1,000	12,500

		1,186,553

Beverages (0.2%)
Asahi Breweries Ltd. (c)	1,500	21,866
Ito En Ltd. (c)	300	10,336
Kirin Brewery Co. Ltd. (c)	3,000	40,085

		72,287

Building Materials (0.3%)
Asahi Glass Co. Ltd. (c)	3,000	37,015
Daikin Industries Ltd. (c)	700	20,736
JS Group Corp. (c)	800	16,749
Matsushita Electric Works Ltd. (c)	1,000	10,584
Nippon Sheet Glass Co. Ltd. (c)	3,000	14,104
Sanwa Shutter Corp. (c)	1,000	5,670
Sumitomo Osaka Cement Co. Ltd. (c)	2,000	5,939
Taiheiyo Cement Corp. (c)	4,000	14,815

		125,612

Chemicals (0.8%)
Asahi Kasei Corp. (c)	4,000	25,647
Dainippon Ink & Chemicals, Inc. (c)	3,000	10,938
Denki Kagaku Kogyo KK (c)	1,000	3,880
Hitachi Chemical Co. Ltd. (c)	200	4,853
JSR Corp. (c)	700	15,437
Kaneka Corp. (c)	1,000	9,462
Mitsubishi Chemical Holdings Corp. (c)	3,500	21,927
Mitsubishi Gas Chemical Co., Inc. (c)	1,000	10,891
Mitsui Chemicals, Inc. (c)	3,000	21,610
Nippon Shokubai Co. Ltd. (c)	1,000	12,128
Nissan Chemical Industries Ltd. (c)	1,000	11,829
Nitto Denko Corp. (c)	600	35,549
Shin-Etsu Chemical Co. Ltd. (c)	1,300	83,035
Showa Denko KK (c)	4,000	17,271
Sumitomo Chemical Co. Ltd. (c)	5,000	37,333
Tokuyama Corp. (c)	1,000	13,377
Tosoh Corp. (c)	2,000	8,110
Ube Industries Ltd. (c)	4,000	11,351
Zeon Corp. (c)	1,000	10,131

		364,759

Commercial Services (0.3%)
Benesse Corp. (c)	200	7,411
Dai Nippon Printing Co. Ltd. (c)	2,000	30,860
Goodwill Group, Inc.(The) (c)	7	4,243
KK Davinci Advisors (b) (c)	8	7,676
Meitec Corp. (c)	200	6,148
Park24 Co. Ltd. (c)	300	9,867
Secom Co. Ltd. (c)	1,000	49,560
TIS, Inc. (c)	200	4,728
Toppan Printing Co. Ltd. (c)	2,000	22,165

		142,658

Computers (0.2%)
CSK Holdings Corp. (c)	200	8,377
Fujitsu Ltd. (c)	6,000	49,509
NEC Electronics Corp. (b) (c)	100	3,437
NET One Systems Co. Ltd. (c)	3	4,174
Obic Co., Ltd. (c)	10	2,116
Oracle Corp. (c)	100	4,330
TDK Corp. (c)	400	32,044

		103,987

Cosmetics & Personal Care (0.2%)
Aderans Co. Ltd. (c)	200	5,180
Kao Corp. (c)	2,000	53,326
Shiseido Co. Ltd. (c)	1,000	19,974
Uni-Charm Corp. (c)	200	11,116

		89,596

Distribution & Wholesale (0.7%)
Hitachi High-Technologies Corp. (c)	100	2,832
Itochu Corp. (c)	5,000	38,800
Marubeni Corp. (c)	5,000	24,921
Mitsubishi Corp. (c)	4,600	86,656
Mitsui & Co. Ltd. (c)	6,000	76,482
Sojitz Corp. (b) (c)	1,800	5,861
Sumitomo Corp. (c)	3,000	37,515
Toyota Tsusho Corp. (c)	1,000	26,347

		299,414

Electric (0.8%)
Chubu Electric Power Co., Inc. (c)	2,400	62,412
Electric Power Development Co. (c)	600	21,409
Hokkaido Electric Power Co, Inc. (c)	500	12,132
Kansai Electric Power Co., Inc.(The) (c)	2,500	57,651
Kyushu Electric Power Co., Inc. (c)	1,200	28,356
Tohoku Electric Power Co., Inc. (c)	1,400	30,627
Tokyo Electric Power Co., Inc.(The) (c)	4,600	132,464

		345,051

Electrical Components & Equipment (0.8%)
Casio Computer Co. Ltd. (c)	800	16,140
Fujikura Ltd. (c)	1,000	10,962
Furukawa Electric Co. Ltd. (c)	3,000	19,854
Hitachi Ltd. (c)	11,000	64,073
Mitsubishi Electric Corp. (c)	6,000	50,594
Sanyo Electric Co. Ltd. (b)	6,000	12,192
Sharp Corp. (c)	3,000	51,490
Stanley Electric Co. Ltd. (c)	300	6,203
Sumitomo Electric Industries Ltd. (c)	2,200	29,759
Toshiba Corp. (c)	10,000	64,896
Ushio, Inc. (c)	200	4,317

		330,480

Electronics (1.1%)
Advantest Corp. (c)	600	29,919
Alps Electric Co. Ltd. (c)	700	7,326
Dainippon Screen Manufacturing Co. Ltd. (c)	1,000	9,098
Fanuc Ltd. (c)	700	54,644
Hirose Electric Co. Ltd. (c)	100	13,262
Hoya Corp. (c)	1,600	60,351
Ibiden Co. Ltd. (c)	500	26,432
Keyence Corp. (c)	100	23,018
Kyocera Corp. (c)	600	51,352
Minebea Co. Ltd. (c)	2,000	10,958
Mitsumi Electric Co., Ltd. (c)	500	6,906
Murata Manufacturing Co. Ltd. (c)	700	48,668
NEC Corp. (c)	7,000	38,357
NGK Insulators Ltd. (c)	1,000	14,083
Nippon Electric Glass Co. Ltd. (c)	1,000	22,065
Omron Corp. (c)	600	14,724
Taiyo Yuden Co. Ltd. (c)	1,000	15,033
Tokyo Seimitsu Co. Ltd. (c)	100	5,256
Yaskawa Electric Corp. (c)	1,000	9,841
Yokogawa Electric Corp. (c)	800	10,525

		471,818

Engineering & Construction (0.3%)
Chiyoda Corp. (c)	1,000	19,599
JGC Corp. (c)	1,000	16,736
Kajima Corp. (c)	4,000	18,278
Nishimatsu Construction Co. Ltd. (c)	2,000	7,475
Obayashi Corp. (c)	3,000	21,134
Shimizu Corp. (c)	2,000	11,436
Taisei Corp. (c)	4,000	14,359

		109,017

Entertainment (0.2%)
Nintendo Co. Ltd. (c)	400	82,486
Oriental Land Co. Ltd. (c)	100	5,612
Toho Co. Ltd. (c)	400	8,132

		96,230

Environmental Control (0.0%)
Kurita Water Industries Ltd. (c)	200	3,882

Finance Services (0.9%)
Acom Co. Ltd. (c)	180	7,676
Aeon Credit Service Co. Ltd. (c)	400	9,581
Aiful Corp. (c)	250	9,670
Credit Saison Co. Ltd. (c)	600	25,306
Daiwa Securities Group, Inc. (c)	5,000	58,504
Itochu Techno-Science Corp. (c)	100	5,089
Mitsubishi UFJ Securities Co. (c)	1,000	12,565
Nikko Cordial Corp. (c)	2,500	29,059
Nomura Holdings, Inc. (c)	6,000	105,645
ORIX Corp. (c)	310	85,662
Promise Co. Ltd. (c)	300	11,928
SFCG Co. Ltd. (c)	10	1,901
Shinko Securities Co. Ltd. (c)	1,000	3,968
Takefuji Corp. (c)	470	21,583

		388,137

Food (0.3%)
Ajinomoto Co., Inc. (c)	2,000	21,544
Katokichi Co. Ltd. (c)	900	7,363
Kikkoman Corp. (c)	1,000	11,671
Meiji Dairies Corp. (c)	1,000	6,758
Nichirei Corp. (c)	2,000	10,559
Nippon Meat Packers, Inc. (c)	1,000	11,232

Nisshin Seifun Group, Inc. (c)	1,000	10,436
Nissin Food Products Co. Ltd. (c)	200	6,371
Toyo Suisan Kaisha Ltd. (c)	1,000	14,418
Yakult Honsha Co. Ltd. (c)	300	8,819

		109,171

Food Products (0.0%)
Meiji Seika Kaisha Ltd. (c)	1,000	5,079

Forest Products & Paper (0.1%)
Nippon Paper Group, Inc. (c)	4	14,487
OJI Paper Co. Ltd. (c)	3,000	16,432

		30,919

Gas (0.2%)
Osaka Gas Co. Ltd. (c)	8,000	27,919
Tokyo Gas Co. Ltd. (c)	9,000	45,137

		73,056

Hand & Machine Tools (0.2%)
Fuji Electric Holdings Co. Ltd. (c)	1,000	5,164
Makita Corp. (c)	300	8,824
Nidec Corp.	300	22,631
OSG Corp. (c)	100	1,425
SMC Corp. (c)	200	26,497
THK Co. Ltd. (c)	300	7,101

		71,642

Healthcare-Products (0.1%)
Terumo Corp. (c)	700	26,540

Home Builders (0.2%)
Daiwa House Industry Co. Ltd. (c)	2,000	34,605
Haseko Corp. (b) (c)	2,000	6,890
Sekisui Chemical Co. Ltd. (c)	1,000	8,431
Sekisui House Ltd. (c)	2,000	30,277

		80,203

Home Furnishings (0.7%)
Matsushita Electric Industrial Co. Ltd. (c)	7,000	148,044
Pioneer Corp. (c)	900	15,843
Sony Corp. (c)	3,500	141,369
Yamaha Corp. (c)	500	10,529

		315,785

Household Products (0.0%)
TOTO Ltd. (c)	1,000	9,417

Insurance (0.5%)
Millea Holdings, Inc.	2,500	86,889
Mitsui Sumitomo Insurance Co. Ltd. (c)	4,000	50,100
Sompo Japan Insurance, Inc. (c)	3,000	39,339
T&D Holdings, Inc. (c)	800	57,966

		234,294

Internet (0.3%)
eAccess Ltd. (c)	8	4,822
Index Holdings (c)	5	3,628
Matsui Securities Co. Ltd. (c)	500	4,187
Rakuten, Inc. (c)	33	12,966
SBI E*trade Securities Co. Ltd. (c)	10	11,387
SBI Holdings, Inc. (c)	47	16,842
Softbank Corp. (c)	2,900	60,049
Trend Micro, Inc. (c)	500	14,617
Yahoo! Japan Corp. (c)	45	16,929

		145,427

Iron & Steel (0.6%)
Daido Steel Co. Ltd. (c)	1,000	7,324
JFE Holdings, Inc. (c)	2,100	82,381
Kobe Steel Ltd. (c)	9,000	28,287
Nippon Steel Corp. (c)	23,000	94,697
Nisshin Steel Co. Ltd. (c)	2,000	5,929
Sumitomo Metal Industries Ltd. (c)	14,000	53,742
Tokyo Steel Manufacturing Co. Ltd. (c)	300	4,722

		277,082

Leisure (0.2%)
Namco Bandai Holdings, Inc. (c)	800	12,595
Round One Corp. (c)	1	3,629
Sankyo Co. Ltd. (c)	200	10,681
Sega Sammy Holdings, Inc. (c)	600	19,322
Shimano, Inc. (c)	100	2,795
Yamaha Motor Co. Ltd. (c)	700	18,587

		67,609

Machinery-Construction & Mining (0.2%)
Hitachi Construction Machinery Co. Ltd. (c)	600	13,442
Komatsu Ltd. (c)	3,000	51,917

		65,359

Machinery-Diversified (0.2%)
Amada Co. Ltd. (c)	1,000	10,055
Daifuku Co. Ltd. (c)	500	6,304
Ebara Corp. (c)	2,000	7,257
Japan Steel Works Ltd.(The) (c)	2,000	13,709
Kubota Corp.	3,000	24,638
Sumitomo Heavy Industries Ltd. (c)	2,000	16,741
Toyota Industries Corp. (c)	600	25,482

		104,186

Media (0.0%)
Fuji Television Network, Inc. (c)	1	2,259

Metal Fabricate & Hardware (0.1%)
NSK Ltd. (c)	2,000	16,897
NTN Corp. (c)	2,000	15,839

		32,736

Metals & Mining (0.0%)
Nippon Light Metal Co. Ltd. (c)	1,000	2,520

Mining (0.1%)
Dowa Mining Co. Ltd. (c)	1,000	8,656
Mitsubishi Materials Corp. (c)	4,000	16,531
Mitsui Mining & Smelting Co. Ltd. (c)	2,000	10,332
Sumitomo Metal Mining Co. Ltd. (c)	2,000	26,266
Toho Titanium Co. Ltd. (c)	41	2,542

		64,327

Miscellaneous Manufacturing (0.6%)
Amano Corp. (c)	500	6,413
Arrk Corp. (c)	200	2,621
Fuji Photo Film Co. Ltd. (c)	2,000	72,934
Ishikawajima-Harima Heavy Industries Co. Ltd. (c)	4,000	12,243
Kawasaki Heavy Industries Ltd. (c)	7,000	23,204
Konica Minolta Holdings, Inc. (c)	2,000	26,819
Mitsubishi Heavy Industries Ltd. (c)	11,000	45,574
Nikon Corp. (c)	1,000	20,694
Olympus Corp. (c)	1,000	29,473

		239,975

Office & Business Equipment (0.6%)
Canon, Inc. (c)	3,700	193,385
Ricoh Co. Ltd. (c)	2,000	39,802
Seiko Epson Corp. (c)	500	13,624

		246,811

Oil & Gas (0.2%)
Inpex Holdings, Inc. (b) (c)	3	23,870
Nippon Mining Holdings, Inc. (c)	3,000	21,264
Nippon Oil Corp. (c)	5,000	36,906
Showa Shell Sekiyu KK (c)	800	8,920
TonenGeneral Sekiyu KK (c)	1,000	9,040

		100,000

Packaging & Containers (0.0%)
Toyo Seikan Kaisha Ltd. (c)	400	7,662

Pharmaceuticals (1.1%)
Astellas Pharma, Inc. (c)	2,100	84,556
Chugai Pharmaceutical Co. Ltd. (c)	1,000	21,522
Daiichi Sankyo Co. Ltd. (c)	2,500	70,818
Eisai Co. Ltd. (c)	900	43,582
Kaken Pharmaceutical Co. Ltd. (c)	1,000	6,812
Kyowa Hakko Kogyo Co. Ltd. (c)	2,000	14,080
Mediceo Paltac Holdings Co. Ltd. (c)	500	10,239
Santen Pharmaceutical Co. Ltd. (c)	100	2,541
Shionogi & Co. Ltd. (c)	1,000	18,391
Suzuken Co. Ltd. (c)	200	7,500
Takeda Pharmaceutical Co. Ltd. (c)	3,200	199,976

		480,017

Real Estate (0.6%)
Daito Trust Construction Co. Ltd. (c)	200	10,865
Japan Retail Fund Investment Corp. (c)	2	14,733
Leopalace21 Corp. (c)	400	14,613
Mitsubishi Estate Co. Ltd. (c)	4,000	87,492
Mitsui Fudosan Co. Ltd. (c)	3,000	68,236
Sumitomo Realty & Development Co. Ltd. (c)	1,000	29,419
Tokyo Tatemono Co. Ltd. (c)	1,000	11,252
Tokyu Land Corp. (c)	2,000	18,986

		255,596

Real Estate Investment Trusts (0.1%)
Japan Real Estate Investment Corp. (c)	2	16,934
Nippon Building Fund, Inc. (c)	2	20,317

		37,251

Retail (0.8%)
Aeon Co. Ltd. (c)	2,100	51,540
Aoyama Trading Co. Ltd. (c)	100	3,199
Citizen Watch Co. Ltd. (c)	1,500	12,339
Daimaru, Inc. (c)	1,000	12,377
EDION Corp. (c)	100	1,715
FamilyMart Co. Ltd. (c)	300	8,210
Fast Retailing Co. Ltd. (c)	200	18,808
Isetan Co. Ltd. (c)	700	11,817
Lawson, Inc. (c)	300	10,551
Marui Co. Ltd. (c)	1,200	17,616
Mitsukoshi Ltd. (c)	2,000	8,983
Nitori Co. Ltd. (c)	150	6,785
Ryohin Keikaku Co. Ltd. (c)	100	7,081
Seven & I Holdings Co. Ltd. (c)	2,900	93,444
Shimachu Co. Ltd. (c)	300	8,834
Shimamura Co. Ltd. (c)	100	9,773

Takashimaya Co. Ltd. (c)	1,000	12,724
UNY Co. Ltd. (c)	1,000	13,301
USS Co. Ltd. (c)	130	8,354
Yamada Denki Co. Ltd. (c)	300	30,129

		347,580

Semiconductors (0.3%)
Elpida Memory, Inc. (b) (c)	500	22,728
Rohm Co. Ltd. (c)	300	27,932
Sanken Electric Co. Ltd. (c)	1,000	12,949
Shinko Electric Industries (c)	200	5,580
Sumco Corp. (c)	200	14,850
Tokyo Electron Ltd. (c)	600	44,360

		128,399

Shipbuilding (0.0%)
Mitsui Engineering & Shipbuilding Co. Ltd. (c)	3,000	9,773

Software (0.1%)
FUJI SOFT, Inc. (c)	200	5,230
Konami Corp. (c)	400	10,175
Nomura Research Institute Ltd. (c)	100	13,887

		29,292

Storage & Warehousing (0.0%)
Mitsubishi Logistics Corp. (c)	1,000	15,954

Telecommunications (0.6%)
Hikari Tsushin, Inc. (c)	100	5,227
KDDI Corp. (c)	9	56,189
Nippon TeleGraph & Telephone Corp. (c)	17	83,120
NTT Data Corp. (c)	4	18,485
NTT DoCoMo, Inc. (c)	64	98,610
Oki Electric Industry Co. Ltd. (c)	3,000	6,751

		268,382

Textiles (0.3%)
Kuraray Co. Ltd. (c)	1,500	16,695
Mitsubishi Rayon Co. Ltd. (c)	2,000	13,231
Nisshinbo Industries, Inc. (c)	1,000	10,548
Teijin Ltd. (c)	5,000	26,972
Toray Industries, Inc. (c)	5,000	37,655
Toyobo Co. Ltd. (c)	3,000	7,910

		113,011

Transportation (0.9%)
Central Japan Railway Co. (c)	6	63,948
East Japan Railway Co. (c)	12	83,946
Hankyu Hanshin Holdings, Inc. (c)	4,000	25,025
Kawasaki Kisen Kaisha Ltd. (c)	2,000	12,650
Keihin Electric Express Railway Co. Ltd. (c)	1,000	7,313
Keio Corp. (c)	1,000	6,678
Kintetsu Corp. (c)	5,000	15,655
Mitsui OSK Lines Ltd. (c)	4,000	29,624
Nippon Express Co. Ltd. (c)	2,000	10,738
Nippon Yusen KK (c)	4,000	24,388
Odakyu Electric Railway Co. Ltd. (c)	1,000	6,355
Tobu Railway Co. Ltd. (c)	4,000	20,185
Tokyu Corp. (c)	4,000	27,541
West Japan Railway Co. (c)	7	29,911
Yamato Holdings Co. Ltd. (c)	2,000	28,942

		367,874

Venture Capital (0.0%)
Jafco Co. Ltd. (c)	100	5,057

		9,656,460

NETHERLANDS (4.7%)
Aerospace & Defense (0.1%)
European Aeronautic Defense and Space Co. NV (c)	1,162	33,389

Banks (0.4%)
ABN AMRO Holding NV (c)	6,068	176,909

Beverages (0.1%)
Heineken NV (c)	884	40,436

Biotechnology (0.0%)
Qiagen NV (b) (c)	447	7,045

Building Materials (0.0%)
James Hardie Industries NV (c)	1,163	6,451

Chemicals (0.2%)
Akzo Nobel NV (c)	999	61,502
Koninklijke DSM NV (c)	665	29,158

		90,660

Commercial Services (0.0%)
Randstad Holdings NV (c)	109	6,207
Vedior NV (c)	716	13,399

		19,606

Computers (0.0%)
Getronics NV (c)	680	4,580

Distribution & Wholesale (0.0%)
Buhrmann NV (c)	228	3,432
Hagemeyer NV (b) (c)	2,321	11,317

		14,749

Electronics (0.3%)
Koninklijke Philips Electronics NV (c)	4,300	150,487

Finance Services (0.1%)
Euronext NV (c)	333	32,339

Food (0.5%)
Koninklijke Ahold NV (b) (c)	5,696	60,442
Royal NumiCo NV (c)	644	28,989
Unilever NV (c)	5,679	139,600

		229,031

Insurance (0.9%)
Aegon NV (c)	4,692	87,963
ING GRDoep NV (c)	6,379	280,299

		368,262

Media (0.2%)
Reed Elsevier NV (c)	2,690	44,847
Wolters Kluwer NV (c)	1,127	29,356

		74,203

Office & Business Equipment (0.0%)
OCE NV (c)	62	996

Oil & Gas (1.2%)
FuGro NV (c)	107	4,519
Royal Dutch Shell PLC (c)	13,256	438,257
SBM Offshore NV (c)	657	17,869

		460,645

Real Estate Investment Trusts (0.1%)
Corio NV (c)	72	5,242
RodamCo Europe NV (c)	197	22,940
Wereldhave NV (c)	69	7,523

		35,705

Semiconductors (0.1%)
ASML Holding NV (b) (c)	1,905	44,358

Steel (0.2%)
Mittal Steel Co. NV	2,109	73,642
Mittal Steel Co. NV (c)	400	13,903

		87,545

Telecommunications (0.2%)
Royal KPN NV (c)	7,370	93,894

Transportation (0.1%)
TNT NV (c)	1,492	56,604

		2,027,894

NEW ZEALAND (0.1%)
Building Materials (0.0%)
Fletcher Building Ltd. (c)	1,461	8,182

Electric (0.0%)
Contact Energy Ltd. (c)	48	224

Finance Services (0.0%)
Tower Ltd. (b) (c)	683	1,444

Healthcare-Products (0.0%)
Fisher & Paykel Healthcare Corp. (c)	1,770	4,796

Household Products (0.0%)
Fisher & Paykel Appliances Holdings Ltd. (c)	950	2,238

Lodging (0.0%)
Sky City Entertainment Group Ltd. (c)	624	2,159

Real Estate (0.0%)
Kiwi Income Property Trust (c)	7,834	7,052

Telecommunications (0.1%)
TeleCom Corp. of New Zealand Ltd. (c)	8,984	25,282

		51,377

NORWAY (0.9%)
Banks (0.1%)
DNB NOR ASA (c)	2,200	26,921

Chemicals (0.0%)
Yara Int’l ASA (c)	400	6,068

Engineering & Construction (0.0%)
Aker Kvaerner ASA (c)	47	4,191

Environmental Control (0.0%)
Tomra Systems ASA (c)	800	4,872

Fisheries (0.1%)
Pan Fish ASA (b) (c)	6,250	60,079

Food (0.1%)
Orkla ASA (c)	750	35,673

Forest Products & Paper (0.0%)
Norske Skogindustrier ASA (c)	300	4,508

Insurance (0.0%)
Storebrand ASA (c)	1,000	10,547

Oil & Gas (0.5%)
DET Norske Oljeselskap (b) (c)	5,338	7,458
Norsk Hydro ASA (c)	2,653	59,475
Ocean RIG ASA (b) (c)	1,068	6,685
Petroleum Geo-Services ASA (b) (c)	250	12,261
ProSafe ASA (c)	200	12,315
SeaDrill Ltd. (b) (c)	1,047	13,837
Statoil ASA (c)	2,450	58,367
TGS Nopec Geophysical Co ASA (b) (c)	304	4,834

		175,232

Telecommunications (0.1%)
Tandberg ASA (c)	700	7,480
Tandberg Television ASA (b) (c)	400	3,252
Telenor ASA (c)	2,400	31,220

		41,952

Transportation (0.0%)
Petrojarl ASA (b)	526	5,652

		375,695

PORTUGAL (0.3%)
Banks (0.1%)
Banco BPI SA (c)	1,680	12,523
Banco Comercial Portugues SA (c)	8,711	27,064
Banco Espirito Santo SA (c)	398	6,077

		45,664

Building Materials (0.0%)
Cimpor Cimentos de Portugal SA (c)	147	1,052
Sonae Industria SGPS SA (b) (c)	236	2,135

		3,187

Commercial Services (0.0%)
Brisa-Auto Estradas de Portugal SA (c)	904	10,014

Electric (0.1%)
Energias de Portugal SA (c)	8,493	36,781

Retail (0.0%)
Sonae SGPS SA (c)	3,052	5,298

Telecommunications (0.1%)
Portugal TeleCom SGPS SA (c)	2,454	30,609
PT Multimedia Servicos SA (c)	4	48

		30,657

		131,601

SINGAPORE (0.8%)
Airlines (0.0%)
Singapore Airlines Ltd. (c)	1,000	9,179

Banks (0.4%)
DBS Group Holdings Ltd. (c)	4,000	48,294
Oversea-Chinese Banking Corp. (c)	10,000	41,209
United Overseas Bank Ltd. (c)	5,000	51,247

		140,750

Engineering & Construction (0.0%)
Sembcorp. Industries Ltd. (c)	2,000	4,224
Singapore Technologies Engineering Ltd. (c)	3,000	5,379

		9,603

Finance Services (0.0%)
Singapore Exchange Ltd. (c)	4,000	11,161

Food (0.0%)
Olam International Ltd. (c)	5,000	5,331

Holding Companies-Diversified (0.0%)
Keppel Corp. Ltd. (c)	2,000	18,593

Media (0.0%)
Singapore Press Holdings Ltd. (c)	7,000	18,030

Oil & Gas (0.0%)
Singapore Petroleum Co. Ltd. (c)	1,000	2,955

Real Estate (0.2%)
CapitaLand Ltd. (c)	7,000	22,203

City Developments Ltd. (c)	1,000	6,719
Keppel Land Ltd. (c)	2,000	6,238
UOL Group Ltd. (c)	4,000	8,796
Wing Tai Holdings Ltd. (c)	5,000	5,938

		49,894

Semiconductors (0.0%)
Chartered SemiConductor Manufacturing Ltd. (b) (c)	7,000	5,252
STATS ChipPAC Ltd. (b) (c)	8,000	4,860

		10,112

Shipbuilding (0.0%)
Sembcorp. Marine Ltd. (c)	4,000	8,403

Telecommunications (0.2%)
Singapore TeleCommunications Ltd. (c)	23,850	36,572

Transportation (0.0%)
ComfortDelGro Corp. Ltd. (c)	3,000	3,187
CosCo Corp. Singapore Ltd. (c)	8,000	8,338

		11,525

		332,108

SPAIN (3.8%)
Agriculture (0.1%)
Altadis SA (c)	1,077	51,159

Airlines (0.0%)
Iberia Lineas Aereas de Espana (c)	2,795	7,510

Banks (1.6%)
Banco Bilbao Vizcaya Argentaria SA (c)	11,855	274,114
Banco Popular Espanol SA (c)	3,378	55,380
Banco Santander Central Hispano SA (c)	20,019	316,113

		645,607

Biotechnology (0.0%)
Zeltia SA (b) (c)	548	4,075

Commercial Services (0.1%)
Abertis Infraestructuras SA (c)	631	16,551
Cintra Concesiones de Infraestructuras de	1,011	14,229
Transporte SA (c)		30,780

Computers (0.0%)
Indra Sistemas SA (c)	651	14,168

Electric (0.8%)
Endesa SA (c)	3,146	133,875
Iberdrola SA (c)	2,906	129,750
Union Fenosa SA (c)	404	20,643

		284,268

Electrical Components & Equipment (0.0%)
Gamesa Corp. Tecnologica SA (c)	742	16,243

Engineering & Construction (0.2%)
Acciona SA (c)	94	14,292
ACS, Actividades de Construccion y Servicios SA (c)	950	45,008
Fomento de Construcciones y Contratas SA (c)	100	7,988
Grupo Ferrovial SA (c)	294	23,605
Sacyr Vallehermoso SA (c)	260	11,819

		102,712

Food (0.0%)
Ebro Puleva SA (c)	519	10,600

Gas (0.0%)
Gas Natural SDG SA (c)	502	18,292

Insurance (0.0%)
Corp. Mapfre SA (c)	148	3,093

Iron & Steel (0.0%)
Acerinox SA (c)	886	17,082

Lodging (0.0%)
NH Hoteles SA (c)	497	10,533

Media (0.0%)
Antena 3 Television SA (c)	405	8,279
Promotora de Informaciones SA (c)	113	1,849
Sogecable SA (b) (c)	219	7,816

		17,944

Oil & Gas (0.2%)
Repsol YPF SA (c)	3,302	98,146

Real Estate (0.0%)
Fadesa Inmobiliaria SA (c)	70	3,117
Inmobiliaria Colonial (c)	54	4,188

		7,305

Retail (0.1%)
Inditex SA (c)	733	34,183

Telecommunications (0.7%)
Telefonica SA (c)	15,505	268,374

Water (0.0%)
Sociedad General de Aguas de Barcelona SA (c)	55	1,783

		1,643,857

SWEDEN (2.3%)
Agriculture (0.1%)
Swedish Match AB (c)	1,400	22,783

Auto Manufacturers (0.0%)
Scania AB (c)	200	11,929

Banks (0.6%)
Nordea Bank AB (c)	7,500	98,265
Skandinaviska Enskilda Banken AB (c)	1,800	48,418
Svenska Handelsbanken (c)	1,900	51,364

		198,047

Commercial Services (0.0%)
Securitas AB (c)	1,200	15,050

Cosmetics/Personal Care (0.0%)
Oriflame Cosmetics SA (c)	100	3,309

Engineering & Construction (0.1%)
Skanska AB (c)	1,600	27,064

Finance Services (0.0%)
D Carnegie AB (c)	300	6,323
OMX AB (c)	200	3,873

		10,196

Forest Products & Paper (0.1%)
Holmen AB (c)	100	4,184
Svenska Cellulosa AB (c)	700	32,131

		36,315

Hand & Machine Tools (0.1%)
Sandvik AB (c)	3,933	45,065

Healthcare-Products (0.0%)
Elekta AB (c)	200	3,777

Getinge AB (c)	400	7,325

		11,102

Healthcare-Services (0.0%)
Capio AB (b) (c)	100	2,288

Home Furnishings (0.0%)
Electrolux AB (c)	1,100	17,863
Nobia AB (c)	45	1,502

		19,365

Household Products (0.0%)
Husqvarna AB (b)	1,100	12,951

Iron & Steel (0.0%)
Ssab Svenskt Stal AB (c)	810	15,105

Machinery-Construction & Mining (0.1%)
Atlas Copco AB (c)	1,400	36,746
Atlas Copco AB, Class B (c)	600	15,019

		51,765

Machinery-Diversified (0.2%)
Volvo AB (c)	200	12,389
Volvo AB, Class B (c)	800	47,679

		60,068

Media (0.0%)
Eniro AB (c)	800	9,830
Modern Times Group AB (b) (c)	113	5,850

		15,680

Metal Fabricate & Hardware (0.1%)
Assa Abloy AB (c)	1,200	22,306
SKF AB (c)	1,800	26,329

		48,635

Mining (0.0%)
Boliden AB (c)	1,129	21,428

Miscellaneous Manufacturing (0.0%)
Alfa Laval AB (c)	200	6,704

Oil & Gas (0.0%)
Lundin Petroleum AB (b) (c)	800	8,500

Real Estate (0.0%)
Castellum AB (c)	83	935
Fabege AB (c)	500	11,059
Kungsleden AB (c)	150	1,710
Wihlborgs Fastigheter AB (c)	317	5,711

		19,415

Real Estate Investment Trusts (0.0%)
Suntec Real Estate Investment Trust (c)	8,000	7,441

Retail (0.3%)
Hennes & Mauritz AB (c)	1,700	71,153

Security Services (0.0%)
Securitas Direct AB (b)	1,200	3,014
Securitas Systems AB (b)	1,200	4,505

		7,519

Software (0.0%)
Telelogic AB (b) (c)	2,000	3,852

Telecommunications (0.6%)
Tele2 AB (c)	1,300	13,133
Telefonaktiebolaget LM Ericsson (c)	51,000	176,262
TeliaSonera AB (c)	6,000	38,418

		227,813

		980,542

SWITZERLAND (6.9%)
Building Materials (0.2%)
Geberit AG (c)	10	12,192
Holcim Ltd. (c)	784	64,047

		76,239

Chemicals (0.3%)
Ciba Specialty Chemicals AG (c)	340	20,517
Clariant AG (c)	577	7,788
Givaudan (c)	24	19,206
Lonza Group AG (c)	196	13,570
Syngenta AG (c)	417	62,894

		123,975

Commercial Services (0.1%)
Adecco SA (c)	518	31,239
SGS SA (c)	11	11,073

		42,312

Computers (0.0%)
Logitech Int’l SA (b) (c)	470	10,223

Engineering & Construction (0.2%)
ABB Ltd. (c)	6,861	90,421

Finance Services (1.6%)
Credit Suisse Group (c)	4,207	243,342
UBS AG (c)	7,545	451,141

		694,483

Food (1.2%)
Nestle SA (c)	1,466	510,969

Hand & Machine Tools (0.0%)
Schindler Holding AG (c)	92	4,801

Healthcare-Products (0.1%)
Nobel Biocare Holding AG (c)	99	24,350
Phonak Holding AG (c)	110	6,970
Straumann Holding AG (c)	13	2,805
Synthes, Inc. (c)	192	21,330

		55,455

Insurance (0.5%)
Swiss Reinsurance (c)	1,281	97,946
Zurich Financial Services AG (c)	542	133,110

		231,056

Leisure (0.0%)
Kuoni Reisen Holding (c)	4	2,058

Machinery-Diversified (0.0%)
Rieter Holding AG (c)	5	2,154
SIG Holding AG (b) (c)	43	12,408

		14,562

Miscellaneous Manufacturing (0.0%)
Sulzer AG (c)	9	7,182

Pharmaceuticals (2.3%)
Novartis AG (c)	8,484	495,122
Roche Holding AG (c)	2,563	442,926
Serono SA (c)	23	19,821

		957,869

Real Estate (0.0%)
PSP Swiss Property AG (b) (c)	72	3,654

Retail (0.3%)
Compagnie Financiere Richemont AG (c)	1,883	90,709
Swatch Group AG (c)	67	2,599
Swatch Group AG, B Shares (c)	145	28,012

		121,320

Semiconductors (0.0%)
Micronas SemiConductor Hold (c)	5	112
Unaxis Holding AG (b) (c)	29	9,718

		9,830

Telecommunications (0.1%)
Kudelski SA (c)	3	89
SwissCom AG (c)	76	25,312

		25,401

Transportation (0.0%)
Kuehne & Nagel International AG (c)	135	9,347

		2,991,157

UNITED KINGDOM (21.5%)
Advertising (0.1%)
Aegis Group PLC (c)	1,029	2,580
WPP Group PLC (c)	4,531	56,118

		58,698

Aerospace & Defense (0.3%)
BAE Systems PLC (c)	11,842	87,569
Cobham PLC (c)	2,598	8,837
Meggitt PLC (c)	710	4,153
Rolls-Royce Group PLC (c)	5,729	48,547

		149,106

Agriculture (0.6%)
British American Tobacco PLC (c)	5,268	142,461
Gallaher Group PLC (c)	2,451	40,075
Imperial Tobacco Group PLC (c)	2,368	78,828

		261,364

Airlines (0.0%)
British Airways PLC (b) (c)	2,433	19,441

Apparel (0.0%)
Burberry Group PLC (c)	1,073	10,361

Auto Parts & Equipment (0.0%)
GKN PLC (c)	3,145	16,916

Banks (4.4%)
Barclays PLC (c)	22,840	287,988
HBOS PLC (c)	12,988	256,789
HSBC Holdings PLC (c)	39,685	723,857
Lloyds TSB Group PLC (c)	20,014	202,330
Royal Bank of Scotland Group PLC (c)	10,982	377,819

		1,848,783

Beverages (0.6%)
Diageo PLC (c)	10,035	177,185
SABMiller PLC (c)	2,840	53,019
Scottish & Newcastle PLC (c)	3,180	33,925

		264,129

Building Materials (0.1%)
Hanson PLC (c)	2,889	41,723
Travis Perkins PLC (c)	267	8,684

		50,407

Chemicals (0.1%)
Imperial Chemical Industries PLC (c)	4,268	31,709
Johnson Matthey PLC (c)	567	14,615

		46,324

Commercial Services (0.3%)
AgGreko PLC (c)	106	666
Brambles Industries PLC (c)	2,892	25,970
Bunzl PLC (c)	860	10,764

Capita Group PLC (c)	2,702	27,683
Davis Service Group PLC (c)	76	683
De La Rue PLC (c)	260	2,785
Group 4 Securicor PLC (c)	2,950	9,341
Hays PLC (c)	6,209	16,798
Intertek Group PLC (c)	217	3,173
Michael Page International PLC (c)	531	3,821
Rank Group PLC (c)	3,214	14,120
Rentokil Initial PLC (c)	8,324	22,812
Serco Group PLC (c)	976	6,869

		145,485

Computers (0.0%)
LogicaCMG PLC (c)	3,874	11,252

Distribution & Wholesale (0.1%)
Inchcape PLC (c)	1,548	15,177
Wolseley PLC (c)	2,300	48,267

		63,444

Electric (0.7%)
International Power PLC (c)	5,716	33,473
National Grid PLC (c)	9,051	113,013
Scottish & Southern Energy PLC (c)	2,786	68,615
Scottish Power PLC (c)	5,451	66,387

		281,488

Electronics (0.0%)
ElectroComponents PLC (c)	505	2,632

Engineering & Construction (0.0%)
Amec PLC (c)	1,789	11,998
Balfour Beatty PLC (c)	872	6,731

		18,729

Entertainment (0.2%)
EMI Group PLC (c)	3,302	16,433
Ladbrokes PLC (c)	2,957	21,530
PartyGaming PLC (c)	1,672	3,342
Sportingbet PLC (c)	2,039	7,033
William Hill PLC (c)	1,669	20,101

		68,439

Finance Services (0.4%)
3I Group plc (c)	1,351	23,633
Amvescap PLC (c)	2,787	30,233
Cattles PLC (c)	1,790	12,730
Close Brothers Group PLC (c)	212	4,051
Collins Stewart Tullett PLC (c)	447	7,277
ICAP PLC (c)	2,057	19,888
Investec PLC (c)	790	7,760
London Stock Exchange Group PLC (c)	861	19,946
Man Group PLC (c)	6,583	55,202
Provident Financial PLC (c)	492	5,769
Schroders PLC (c)	195	3,397

		189,886

Food (1.0%)
Cadbury Schweppes PLC (c)	7,499	79,683
J Sainsbury PLC (c)	5,727	40,233
Tate & Lyle PLC (c)	2,063	27,782
Tesco PLC (c)	26,832	180,778
Unilever PLC (c)	4,084	100,592

		429,068

Food Service (0.1%)
Compass Group PLC (c)	6,538	32,844

Gas (0.2%)
Centrica PLC (c)	13,476	82,002

Healthcare-Products (0.1%)
Smith & Nephew PLC (c)	3,839	35,188

Holding Companies-Diversified (0.0%)
Tomkins PLC (c)	4,194	18,587

Home Builders (0.2%)
Barratt Developments PLC (c)	1,052	20,990
Bellway PLC (c)	203	4,897
Berkeley Group Holdings PLC (b) (c)	197	4,966
Bovis Homes Group PLC (c)	151	2,620
George Wimpey PLC (c)	1,859	18,042
Persimmon PLC (c)	1,040	26,028
Taylor Woodrow PLC (c)	2,822	18,768

		96,311

Household Products (0.2%)
Reckitt Benckiser PLC (c)	1,989	82,387

Insurance (1.1%)
Aviva PLC (c)	8,521	124,829
Friends Provident PLC (c)	7,036	25,485
Legal & General Group PLC (c)	23,819	63,450
Old Mutual PLC (c)	18,963	59,430
Prudential PLC (c)	8,871	109,911
Resolution PLC (c)	1,967	22,728
Royal & Sun Alliance Insurance Group (c)	11,057	30,821
Standard Life plc (b) (c)	8,335	42,248

		478,902

Iron & Steel (0.1%)
Corus Group PLC (c)	3,256	23,660

Leisure (0.1%)
Carnival PLC (c)	668	31,928
First Choice Holidays PLC (c)	543	2,030

		33,958

Lodging (0.1%)
InterContinental Hotels Group PLC (c)	1,592	27,854

Media (0.7%)
British Sky Broadcasting PLC (c)	4,436	45,290
Daily Mail & General Trust (c)	644	7,310
Emap PLC (c)	1,046	14,729
ITV PLC (c)	15,452	27,955
Pearson PLC (c)	3,043	43,281
Reed Elsevier PLC (c)	4,767	52,910
Reuters Group PLC (c)	5,179	42,055
Trinity Mirror PLC (c)	1,456	12,995
United Business Media PLC (c)	1,199	14,870
Yell Group PLC (c)	2,256	25,133

		286,528

Mining (1.4%)
Anglo American PLC (c)	4,970	208,938
BHP Billiton PLC (c)	8,551	147,324
Rio Tinto PLC (c)	3,702	175,165
Xstrata PLC (c)	1,463	60,391

		591,818

Miscellaneous Manufacturing (0.2%)
BBA Group PLC (c)	2,447	12,209
Charter PLC (b) (c)	264	4,214
Cookson Group PLC (c)	965	10,249

IMI PLC (c)	878	8,334
Invensys PLC (b) (c)	1,989	7,736
Smiths Group PLC (c)	2,169	36,366

		79,108

Oil & Gas (2.9%)
Acergy SA (b) (c)	500	8,577
BG Group PLC (c)	12,563	152,638
BP PLC (c)	69,012	754,361
Royal Dutch Shell PLC (c)	9,463	321,875

		1,237,451

Packaging & Containers (0.1%)
Rexam PLC (c)	2,351	25,142

Pharmaceuticals (2.0%)
AstraZeneca PLC (c)	5,388	336,481
GlaxoSmithKline PLC (c)	20,065	533,555

		870,036

Real Estate (0.4%)
British Land Co PLC (c)	2,004	51,115
Brixton PLC (c)	412	4,078
Great Portland Estates PLC (c)	132	1,494
Hammerson PLC (c)	1,177	28,886
Land Securities Group PLC (c)	1,775	65,336
Liberty International PLC (c)	652	14,940
Slough Estates PLC (c)	1,521	18,934

		184,783

Retail (0.9%)
Boots Group PLC (c)	2,877	41,696
Carphone Warehouse Group PLC (c)	569	3,272
DSG International PLC (c)	7,338	30,041
Enterprise Inns PLC (c)	1,378	27,197
GUS PLC (c)	3,324	60,067
HMV Group PLC (c)	2,505	7,576
Kesa Electricals PLC (c)	2,599	15,878
Kingfisher PLC (c)	8,973	41,217
Marks & Spencer Group PLC (c)	6,038	72,632
Mitchells & Butlers PLC (c)	1,306	14,423
Next PLC (c)	968	34,346
Punch Taverns PLC (c)	1,017	18,466
Signet Group PLC (c)	3,868	8,047
Whitbread PLC (c)	939	22,747

		397,605

Semiconductors (0.0%)
ARM Holdings PLC (c)	5,645	12,410
CSR PLC (b) (c)	545	8,596

		21,006

Software (0.1%)
Misys PLC (c)	2,470	10,456
Sage Group PLC (c)	3,455	16,236

		26,692

Telecommunications (1.4%)
BT Group PLC (c)	30,063	151,001
Cable & Wireless PLC (c)	9,602	24,898
Vodafone Group PLC (c)	181,188	413,811

		589,710

Transportation (0.1%)
Arriva PLC (c)	1,121	13,849
FirstGroup PLC (c)	883	8,112
National Express Group PLC (c)	204	3,589
StageCoach Group PLC (c)	1,529	3,640

		29,190

Water (0.2%)
Kelda Group PLC (c)	1,585	25,229
Severn Trent PLC (c)	1,388	34,669
United Utilities PLC (c)	3,313	43,734

		103,632

		9,290,346

Total Common Stocks		40,846,097

Rights (0.0%)
DENMARK (0.0%)
Suedzucker AG Rights (b)	51	0

Total Rights		0

Preferred Stock (0.0%)
GERMANY (0.0%)
Media (0.0%)
ProSiebenSat.1 Media AG (b) (c)	170	4,717

Total Preferred Stock		4,717

Mutual Fund (2.4%)
UNITED STATES (2.4%)
iShares MSCI EAFE Index Fund (b)	15,275	1,034,881

Total Mutual Fund		1,034,881

Cash Equivalents (1.5%)
Investments in repurchase agreements	664,770	664,770

(Collateralized by U.S. Government Agency Mortgages, in a joint trading account at 5.25%, dated 09/29/06, due 10/02/06, repurchase price $665,061)
Total Cash Equivalents		712,312

Total Investments (Cost $43,216,498) (a) - 98.8%		42,550,465
Other assets in excess of liabilities - 1.2%		573,277

NET ASSETS - 100.0%		$43,123,742

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

ADR	American Depositary Receipt

At September 30, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Swiss Franc	07/03/06	$4,966	$5,075	$(109)
Danish Kroner	07/03/06	622	635	(13)
Euro	07/03/06	29,097	29,677	(580)
Hong Kong Dollar	07/03/06	1,455	1,455	0
Japanese Yen	07/03/06	23,764	24,133	(369)
Norwegian Krone	07/03/06	808	820	(12)
Swedish Krone	07/03/06	2,755	2,822	(67)
Singapore Dollars	07/03/06	814	822	(8)

Total Short Contracts		$64,281	$65,439	$(1,158)

Notes to Statement of Investments

As of September 30, 2006, the following Funds had securities with the following value on loan:

Fund	Value of Loaned Securities	Value of Collateral*
Gartmore GVIT Nationwide Fund	$111,601,139	$115,201,765
Gartmore GVIT Growth Fund	20,593,154	20,993,906
Gartmore GVIT Government Bond Fund	142,750,158	145,657,524
Gartmore GVIT Mid Cap Growth Fund	68,256,011	70,116,929
Van Kampen GVIT Comstock Value Fund	20,705,708	21,150,527
GVIT S&P 500 Index Fund	32,673,610	33,377,362
Van Kampen GVIT Multi Sector Bond Fund	52,069,265	53,200,021
GVIT Small Cap Growth Fund	16,895,410	17,471,636
Gartmore GVIT Worldwide Leaders Fund	3,673,114	3,871,200
Gartmore GVIT Mid Cap Index Fund	161,838,554	166,125,452
Gartmore GVIT Global Technology and Communications Fund	8,082,794	8,364,802
Gartmore GVIT Global Health Sciences Fund	5,067,679	5,194,459
Gartmore GVIT Emerging Markets Fund	9,909,895	10,589,498
Gartmore GVIT International Value Fund	54,937,751	57,759,153
Gartmore GVIT U.S. Growth Leaders Fund	4,519,516	4,552,602

*	Includes securities and cash collateral

As of September 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
Gartmore GVIT Nationwide Fund	1,750,865,381	$102,213,899	$(33,493,593)	$68,720,306
Gartmore GVIT Growth Fund	216,072,612	10,419,007	(2,229,333)	8,189,674
Gartmore GVIT Government Bond Fund	1,149,126,089	10,418,361	(7,116,651)	3,301,710
GVIT Small Company Fund	764,480,191	146,315,744	(38,551,537)	107,764,207
Gartmore GVIT Money Market Fund	1,876,769,972	—	—	—
Gartmore GVIT Money Market Fund II	339,091,455	—	—	—
J.P. Morgan GVIT Balanced Fund	215,450,409	14,381,470	(3,063,212)	11,318,258
Gartmore GVIT Mid Cap Growth Fund	328,412,861	47,983,747	(5,678,773)	42,304,974
Van Kampen GVIT Comstock Value Fund	315,129,822	30,033,786	(4,305,899)	25,727,887
Federated GVIT High Income Bond Fund	240,982,351	7,499,107	(5,305,664)	2,193,442
GVIT S&P 500 Index Fund	476,502,144	47,937,181	(49,011,786)	(1,074,605)
Van Kampen GVIT Multi Sector Bond Fund	282,226,886	8,725,887	(2,255,839)	6,470,048
GVIT Small Cap Value Fund	621,956,357	81,409,885	(33,837,243)	47,572,642
GVIT Small Cap Growth Fund	132,436,887	30,170,116	(7,375,133)	22,794,983
Gartmore GVIT Worldwide Leaders Fund	48,125,676	4,186,051	(389,244)	3,796,807
Gartmore GVIT Mid Cap Index Fund	739,603,310	132,159,924	(38,167,233)	93,992,690
Gartmore GVIT Global Technology and Communications Fund	46,717,001	2,070,448	(316,246)	1,754,202
Gartmore GVIT Global Health Sciences Fund	63,237,632	4,432,832	(387,022)	4,045,809
Gartmore GVIT Nationwide Leaders Fund	26,793,307	796,191	(117,253)	678,938
Gartmore GVIT Emerging Markets Fund	240,750,945	31,418,736	(9,038,786)	22,379,950
Gartmore GVIT International Growth Fund	68,724,991	6,848,744	(436,237)	6,412,507
Gartmore GVIT International Value Fund	352,369,212	35,827,902	(6,870,808)	28,957,094
GVIT Investor Destinations Aggressive Fund	591,301,650	82,997,655	(436,803)	82,560,851
GVIT Investor Destinations Moderately Aggressive Fund	1,483,945,909	167,118,885	(2,527,497)	164,591,388
GVIT Investor Destinations Moderate Fund	2,067,837,899	192,194,133	(5,803,686)	186,390,447
GVIT Investor Destinations Moderately Conservative Fund	576,626,851	33,717,992	(3,212,364)	30,505,628
GVIT Investor Destinations Conservative Fund	307,170,750	1,964,944	(515,012)	1,449,933
Gartmore GVIT U.S. Growth Leaders Fund	64,466,306	3,698,725	(640,348)	3,058,377
Gartmore GVIT Global Utilities Fund	50,383,483	5,890,962	(726,005)	5,164,957
Gartmore GVIT Global Financial Services Fund	32,009,520	2,029,987	(175,442)	1,854,545
Gartmore GVIT Developing Markets Fund	260,991,811	29,596,084	(10,805,189)	18,790,895
American Funds GVIT Growth	39,620,959	396,788	—	396,788
American Funds GVIT Global Growth	20,273,191	694,965	—	694,965
American Funds GVIT Asset Allocation	75,454,790	1,494,580	—	1,494,580
American Funds GVIT Bond	16,101,438	244,364	—	244,364
GVIT International Index	43,218,864	1,421,436	(2,089,835)	(668,399)

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	November 27, 2006

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	November 27, 2006